Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of January 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (0.7%)
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.000%	7/1/42	15	16
Alabama Corrections Institution Finance Authority Lease (Appropriation) Revenue	5.250%	7/1/47	1,950	2,139
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	3.100%	9/1/24	415	414
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	4.000%	9/1/24	4,055	4,071
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,405	1,419
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,915	1,933
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/24	1,980	1,999
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	11,035	11,676
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue, Prere.	5.000%	9/1/26	10,000	10,581
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/24	1,695	1,714
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/25	230	238
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, ETM	5.000%	9/1/26	760	803
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	4.000%	9/1/27	1,405	1,474
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue, Prere.	5.000%	9/1/27	1,040	1,126
Alabama GO	5.000%	8/1/27	675	714
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/24	5,840	5,929
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/25	1,330	1,381
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/27	1,455	1,583
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	3,305	3,670
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	1,620	1,837
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/30	755	872
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/31	1,055	1,215
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/32	240	276

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	4,200	4,834
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/34	810	929
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/35	4,230	4,833
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/36	445	467
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/37	125	141
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/38	75	78
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/39	20	22
Alabama Public School and College Authority Miscellaneous Taxes Revenue	4.000%	11/1/40	4,405	4,500
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	5,700	5,744
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	2,175	2,189
Auburn University College & University Revenue	5.000%	6/1/28	385	403
Auburn University College & University Revenue	5.000%	6/1/43	5	5
Auburn University College & University Revenue	5.000%	6/1/48	6,265	6,584
Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	13,595	14,482
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	4.000%	7/1/43	245	242
Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,353
Huntsville AL Water Revenue, Prere.	4.000%	5/1/25	1,150	1,165
Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	3,165	3,298
Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	533
Jefferson County AL Sales Tax Revenue	4.000%	9/15/42	7,875	7,886
Jefferson County AL Sewer Revenue	5.000%	10/1/27	900	963
Jefferson County AL Sewer Revenue	5.000%	10/1/28	1,400	1,522
Jefferson County AL Sewer Revenue	5.000%	10/1/29	1,650	1,821
Jefferson County AL Sewer Revenue	5.000%	10/1/30	2,900	3,243
Jefferson County AL Sewer Revenue	5.000%	10/1/31	4,000	4,519
Jefferson County AL Sewer Revenue	5.000%	10/1/32	3,000	3,428
Jefferson County AL Sewer Revenue	5.000%	10/1/33	3,000	3,465
Jefferson County AL Sewer Revenue	5.000%	10/1/34	2,500	2,879
Jefferson County AL Sewer Revenue	5.000%	10/1/35	2,885	3,297
Jefferson County AL Sewer Revenue	5.000%	10/1/36	2,500	2,840
Jefferson County AL Sewer Revenue	5.000%	10/1/37	5,425	6,101
Jefferson County AL Sewer Revenue	5.000%	10/1/38	2,000	2,231
Jefferson County AL Sewer Revenue	5.000%	10/1/39	2,900	3,209
Jefferson County AL Sewer Revenue	5.250%	10/1/40	1,260	1,418
Jefferson County AL Sewer Revenue	5.250%	10/1/41	1,500	1,675
Jefferson County AL Sewer Revenue	5.250%	10/1/42	2,000	2,221
Jefferson County AL Sewer Revenue	5.250%	10/1/43	3,000	3,317
Jefferson County AL Sewer Revenue	5.250%	10/1/44	3,750	4,135
Jefferson County AL Sewer Revenue	5.250%	10/1/45	4,000	4,387
Jefferson County AL Sewer Revenue	5.250%	10/1/49	21,765	23,582
Jefferson County AL Sewer Revenue	5.500%	10/1/53	24,000	26,561
Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,328

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Alabama College & University Revenue	3.500%	7/1/42	350	322
				225,232
Alaska (0.1%)
Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	15,925	16,157
Municipality of Anchorage AK Solid Waste Services Resource Recovery Revenue	4.000%	11/1/52	5,000	4,800
				20,957
Arizona (1.5%)
Arizona Board of Regents College & University Revenue	5.000%	7/1/37	1,000	1,149
Arizona Board of Regents College & University Revenue	5.000%	7/1/41	2,870	3,211
Arizona Board of Regents College & University Revenue	5.000%	7/1/41	1,680	1,880
Arizona Board of Regents College & University Revenue	5.000%	7/1/42	1,145	1,276
Arizona Board of Regents College & University Revenue	5.000%	7/1/42	355	396
Arizona COP, ETM	5.000%	10/1/24	1,140	1,155
Arizona COP, ETM	5.000%	10/1/25	8,420	8,719
Arizona COP, ETM	5.000%	10/1/26	25	27
Arizona COP, ETM	5.000%	10/1/27	120	130
Arizona COP, ETM	5.000%	10/1/28	2,195	2,436
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	282
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	5,000	5,041
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	5,000	5,152
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	2,725	2,872
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/27	3,775	4,069
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	5,000	5,034
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/28	1,550	1,708
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	4,250	4,787
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/30	5,000	5,745
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	3,500	4,093
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	4,250	5,056
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	3,000	3,627
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/34	3,900	4,093
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	300	302
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	1,000	1,007
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	1,030	1,037
Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	2,375	2,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	2,810	2,829
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	60	60
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/24	2,485	2,502
[1,2]	Arizona Distribution Intergovernmental Agreement Revenue	5.500%	7/1/34	7,500	9,379
	Arizona IDA Charter School Aid Revenue	4.000%	11/1/27	10,000	10,094
	Arizona IDA Charter School Aid Revenue	5.000%	11/1/28	4,815	5,139
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/48	2,000	2,117
	Arizona IDA Charter School Aid Revenue	5.250%	11/1/53	2,000	2,099
	Arizona IDA Charter School Aid Revenue (Jerome Facility Project)	4.000%	7/1/51	4,430	3,883
	Arizona IDA Charter School Aid Revenue (Jerome Facility Project)	4.000%	7/1/61	6,000	5,072
	Arizona Lottery Revenue, ETM	5.000%	7/1/24	9,450	9,522
	Arizona Lottery Revenue, ETM	5.000%	7/1/25	4,050	4,164
	Arizona Lottery Revenue, ETM	5.000%	7/1/26	755	794
	Arizona Lottery Revenue, ETM	5.000%	7/1/27	75	81
	Arizona Lottery Revenue, ETM	5.000%	7/1/28	310	341
	Arizona Lottery Revenue, ETM	5.000%	7/1/29	1,000	1,123
	Arizona State University College & University Revenue	5.000%	7/1/41	1,050	1,133
	Arizona State University College & University Revenue	5.000%	7/1/42	2,990	3,137
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	1,380	1,391
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	45	45
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	430	434
	Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	1,510	1,556
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	734
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	3,750	3,800
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	7,415	7,503
	Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/27	9,775	9,891
	Chandler AZ GO	5.000%	7/1/24	35	35
	Gilbert Public Facilities Municipal Property Corp. Water Revenue	5.000%	7/15/36	13,900	16,356
	Gilbert Water Resource Municipal Property Corp. Water Revenue	4.000%	7/15/42	4,700	4,783
	Maricopa County Special Health Care District GO	4.000%	7/1/35	4,010	4,253
	Mesa AZ Utility System Multiple Utility Revenue	3.250%	7/1/29	30	30
	Mesa AZ Utility System Multiple Utility Revenue	3.000%	7/1/33	15	15
	Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	10,845	11,509
	Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	635
	Mesa AZ Utility System Water Revenue	4.000%	7/1/32	3,500	3,582
	Phoenix AZ GO	4.000%	7/1/24	1,885	1,893
	Phoenix AZ GO	4.000%	7/1/25	1,225	1,229
	Phoenix AZ GO	5.000%	7/1/25	5	5
	Phoenix AZ GO	5.000%	7/1/26	665	701
	Phoenix AZ GO	5.000%	7/1/27	9,205	9,711
	Phoenix AZ GO, Prere.	4.000%	7/1/24	875	878
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/26	3,845	3,873
	Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/27	1,895	1,908

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/28	7,495	7,517
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/29	15,950	15,998
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/32	25	27
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/37	1,170	1,240
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/40	6,520	6,541
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/40	15,050	16,697
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/41	1,000	1,022
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/41	10,000	10,202
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/42	1,000	1,017
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/44	7,075	7,060
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/44	2,140	2,339
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/45	2,080	2,038
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/45	240	252
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.250%	7/1/47	4,085	4,616
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	3.000%	7/1/49	3,525	2,751
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	4.000%	7/1/49	1,000	977
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue	5.000%	7/1/49	13,030	13,844
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue Prere.	4.750%	7/1/24	160	161
Phoenix Civic Improvement Corp. Intergovernmental Agreement Revenue Prere.	5.000%	7/1/24	1,810	1,823
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	350	353
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/25	105	108
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/28	5,525	5,881
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/29	3,245	3,450
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/31	3,150	3,656
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/32	3,000	3,031
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	10,780	11,062
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	4.000%	12/1/33	710	717
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/34	285	302
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	3,865	3,960
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/36	3,500	3,701
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	20

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	55	58
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	10,045	10,297
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,870	16,268
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	6,540	7,141
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	2,685	2,932
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/29	55	60
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,085	1,182
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/32	5,415	5,899
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/34	1,000	1,089
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	5,385	5,836
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	1,999
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/39	145	149
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/39	35	37
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	13,995	15,787
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/43	2,000	2,272
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/44	2,000	2,265
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	4.000%	1/1/45	50	50
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	7,255	7,942
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/47	5,000	5,383
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	2.375%	1/1/48	300	206
Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/48	10,000	11,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/50	22,520	24,833
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.250%	1/1/53	25,000	28,174
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	1,260	1,402
	University of Arizona College & University Revenue	4.000%	8/1/44	6,195	6,202
					517,841
Arkansas (0.0%)
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	15	15
	Fayetteville School District No. 1 GO	2.750%	6/1/46	120	93
	Fayetteville School District No. 1 GO	3.000%	6/1/50	70	54
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/47	5,950	5,956
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.125%	8/1/50	2,000	1,981
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue	4.250%	8/1/53	3,000	3,002
[3]	Springdale AR Sales & Use Tax Sales Tax Revenue, Prere.	5.000%	4/1/24	1,200	1,203
	University of Arkansas College & University Revenue	5.000%	12/1/45	175	190
					12,494
California (16.7%)
[4]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/52	4,700	5,088
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.200% coupon rate effective 10/1/37	0.000%	10/1/51	4,300	2,316
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/47	1,000	544
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/48	1,000	541
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/49	7,500	4,040
[5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/50	1,730	924
[4,5]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.450% coupon rate effective 10/1/37	0.000%	10/1/52	31,590	16,970
[6]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	5	4
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/34	2,250	2,082
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,390	2,462
[7]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	150	98
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,345
[4]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	499
[4]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	70	63
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	530	533
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	3,915	4,017
[5]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	281
[4]	Alvord Unified School District GO	0.000%	8/1/41	220	102
[4]	Alvord Unified School District GO	0.000%	8/1/43	590	256
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	2,500	2,711
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	2,135	2,309
	Anaheim Housing & Public Improvements Authority Intergovernmental Agreement Revenue (Water System Project), Prere.	5.000%	10/1/25	4,615	4,790
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/30	1,255	1,022
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	0.000%	9/1/32	2,525	1,917
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	1,003
	Anaheim Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	5/1/24	5,725	5,753
	Antelope Valley Community College District GO	4.000%	8/1/46	10,125	10,136
	Antelope Valley Community College District GO	3.000%	8/1/50	7,145	5,589
[4]	Bass Lake Joint Elementary District GO	0.000%	8/1/45	3,030	1,172
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/27	15	16
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	215	238
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/28	265	294
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/29	215	225
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/29	425	482
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	1,510	1,579
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/30	95	110
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	170	178
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/31	120	142
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	2,160	2,250
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/34	3,105	3,214
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,030	1,062
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	3,455	3,447
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	17,570	17,924
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	6,090	6,181
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/42	5,095	5,122
	Bay Area Toll Authority Highway Revenue	3.500%	4/1/47	310	280
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	22,155	22,191
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	4,460	4,465
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	8,070	6,193
	Bay Area Toll Authority Highway Revenue	5.250%	4/1/54	10,000	11,398
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/56	11,150	7,628
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	5,065	5,005
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	7,000	6,490
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	7,835	7,861
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	4,110	4,166
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	100	108
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	215	244
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/29	340	385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bay Area Toll Authority Highway Revenue, SIFMA Municipal Swap Index Yield + 0.280%	4.150%	4/1/56	1,000	999
	Beverly Hills Unified School District CA GO	0.000%	8/1/31	25	20
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	1,100	836
	Beverly Hills Unified School District CA GO	3.000%	8/1/44	215	184
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	858
	California Department of Water Resources Water Revenue	5.000%	12/1/24	175	178
	California Department of Water Resources Water Revenue	5.000%	12/1/25	5	5
	California Department of Water Resources Water Revenue	5.000%	12/1/26	500	536
	California Department of Water Resources Water Revenue	5.000%	12/1/27	365	402
	California Department of Water Resources Water Revenue	5.000%	12/1/27	385	424
	California Department of Water Resources Water Revenue	5.000%	12/1/28	1,610	1,722
	California Department of Water Resources Water Revenue	5.000%	12/1/28	405	458
	California Department of Water Resources Water Revenue	5.000%	12/1/29	225	241
	California Department of Water Resources Water Revenue	5.000%	12/1/29	295	342
	California Department of Water Resources Water Revenue	5.000%	12/1/30	360	426
	California Department of Water Resources Water Revenue	5.000%	12/1/30	370	396
	California Department of Water Resources Water Revenue	5.000%	12/1/31	450	532
	California Department of Water Resources Water Revenue	5.000%	12/1/31	155	166
	California Department of Water Resources Water Revenue	5.000%	12/1/31	345	379
	California Department of Water Resources Water Revenue	5.000%	12/1/31	35	40
	California Department of Water Resources Water Revenue	5.000%	12/1/32	20	24
	California Department of Water Resources Water Revenue	5.000%	12/1/33	2,150	2,538
	California Department of Water Resources Water Revenue	5.000%	12/1/33	75	86
	California Department of Water Resources Water Revenue	4.000%	12/1/34	8,075	8,318
	California Department of Water Resources Water Revenue	5.000%	12/1/34	360	423
	California Department of Water Resources Water Revenue	5.000%	12/1/34	225	257
	California Department of Water Resources Water Revenue	4.000%	12/1/35	1,200	1,232
	California Department of Water Resources Water Revenue	5.000%	12/1/35	650	761
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/30	50	59
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/31	230	278
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/32	110	136
	California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/33	10	12

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/34	10,690	13,071
California Department of Water Resources Water Revenue (Central Valley Project)	5.000%	12/1/35	10,720	13,036
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	3,225	3,285
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	3,375	3,438
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	224
California Department of Water Resources Water Revenue, Prere.	5.000%	6/1/29	130	148
California Educational Facilities Authority College & University Revenue	5.000%	5/1/29	495	565
California Educational Facilities Authority College & University Revenue	5.000%	6/1/33	435	541
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	5,139
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	5,850	6,036
California Educational Facilities Authority College & University Revenue	5.250%	10/1/44	2,000	2,103
California Educational Facilities Authority College & University Revenue	5.000%	5/1/45	12,000	14,922
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	3,605	4,485
California Educational Facilities Authority College & University Revenue	4.000%	4/1/47	5,040	4,967
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	23,010	28,564
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	2,040	1,338
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	11,165	13,870
California Educational Facilities Authority College & University Revenue	5.500%	10/1/53	2,450	2,570
California Educational Facilities Authority College & University Revenue, Prere.	4.000%	1/1/26	1,000	1,026
California GO	4.000%	3/1/24	175	175
California GO	5.000%	3/1/24	1,895	1,898
California GO	5.000%	3/1/24	260	260
California GO	5.000%	4/1/24	1,260	1,264
California GO	5.000%	4/1/24	1,900	1,906
California GO	5.000%	4/1/24	1,250	1,254
California GO	5.000%	5/1/24	325	327
California GO	5.000%	8/1/24	5,470	5,526
California GO	5.000%	8/1/24	1,140	1,152
California GO	5.000%	8/1/24	400	404
California GO	5.000%	8/1/24	2,000	2,021
California GO	5.000%	8/1/24	95	96
California GO	5.000%	8/1/24	865	874
California GO	5.000%	9/1/24	1,015	1,027
California GO	5.000%	9/1/24	20	20
California GO	5.000%	9/1/24	140	142
California GO	5.000%	9/1/24	3,130	3,168
California GO	5.000%	9/1/24	4,035	4,084
California GO	5.000%	9/1/24	3,000	3,036
California GO	5.000%	9/1/24	5,960	6,032
California GO	4.000%	10/1/24	6,000	6,044
California GO	4.000%	10/1/24	2,155	2,171

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	10/1/24	1,655	1,667
California GO	5.000%	10/1/24	1,205	1,222
California GO	5.000%	10/1/24	1,580	1,602
California GO	5.000%	10/1/24	7,375	7,477
California GO	5.000%	10/1/24	100	101
California GO	5.000%	10/1/24	1,000	1,014
California GO	5.000%	11/1/24	150	152
California GO	5.000%	11/1/24	3,215	3,266
California GO	5.000%	11/1/24	3,655	3,713
California GO	4.000%	12/1/24	5,025	5,073
California GO	5.000%	12/1/24	1,050	1,069
California GO	5.000%	12/1/24	515	516
California GO	5.500%	2/1/25	150	154
California GO	5.000%	3/1/25	13,665	13,982
California GO	5.000%	3/1/25	600	614
California GO	5.000%	4/1/25	3,005	3,080
California GO	5.000%	4/1/25	2,165	2,219
California GO	5.000%	8/1/25	3,380	3,492
California GO	5.000%	8/1/25	2,370	2,448
California GO	5.000%	8/1/25	2,055	2,123
California GO	5.000%	8/1/25	500	517
California GO	5.000%	8/1/25	265	274
California GO	5.000%	9/1/25	7,895	8,172
California GO	5.000%	9/1/25	725	750
California GO	5.000%	9/1/25	6,315	6,537
California GO	5.000%	9/1/25	2,000	2,070
California GO	5.000%	9/1/25	100	104
California GO	5.000%	9/1/25	4,430	4,585
California GO	5.000%	9/1/25	2,500	2,588
California GO	5.000%	9/1/25	5,000	5,175
California GO	4.000%	10/1/25	320	327
California GO	5.000%	10/1/25	1,110	1,124
California GO	5.000%	10/1/25	735	744
California GO	5.000%	10/1/25	7,840	8,131
California GO	5.000%	10/1/25	5,000	5,186
California GO	5.000%	10/1/25	875	907
California GO	5.000%	10/1/25	3,950	4,097
California GO	5.000%	10/1/25	4,650	4,823
California GO	4.000%	11/1/25	1,240	1,268
California GO	5.000%	11/1/25	4,395	4,567
California GO	5.000%	11/1/25	7,150	7,430
California GO	5.000%	11/1/25	8,360	8,688
California GO	5.000%	11/1/25	240	240
California GO	5.000%	12/1/25	6,150	6,404
California GO	3.000%	3/1/26	2,875	2,880
California GO	5.000%	3/1/26	15,465	15,836
California GO	5.000%	3/1/26	980	1,004
California GO	5.000%	4/1/26	4,040	4,236
California GO	5.000%	4/1/26	11,365	11,916
California GO	4.000%	8/1/26	400	413
California GO	5.000%	8/1/26	1,150	1,216
California GO	5.000%	8/1/26	21,940	23,190
California GO	5.000%	8/1/26	900	921
California GO	5.000%	8/1/26	1,800	1,861
California GO	5.000%	8/1/26	5,305	5,607
California GO	5.000%	8/1/26	55	58
California GO	5.000%	8/1/26	100	106
California GO	4.000%	9/1/26	1,985	2,051

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/26	5,910	6,259
	California GO	5.000%	9/1/26	2,680	2,777
	California GO	5.000%	9/1/26	235	249
	California GO	5.000%	9/1/26	1,505	1,594
	California GO	5.000%	9/1/26	11,690	12,381
	California GO	5.000%	9/1/26	2,595	2,748
	California GO	5.000%	9/1/26	5,000	5,296
	California GO	5.000%	9/1/26	7,000	7,414
	California GO	5.000%	10/1/26	455	461
	California GO	5.000%	10/1/26	2,770	2,940
	California GO	5.000%	10/1/26	100	101
	California GO	5.000%	10/1/26	1,735	1,841
	California GO	5.000%	10/1/26	1,750	1,857
	California GO	5.000%	10/1/26	2,000	2,123
	California GO	4.000%	11/1/26	25	26
	California GO	5.000%	11/1/26	2,175	2,313
	California GO	5.000%	11/1/26	12,075	12,841
	California GO	5.000%	11/1/26	100	101
	California GO	5.000%	11/1/26	5,015	5,333
	California GO	5.000%	12/1/26	4,125	4,396
[6]	California GO	5.000%	2/1/27	3,990	4,270
	California GO	5.000%	3/1/27	5,960	6,098
	California GO	5.000%	3/1/27	8,090	8,278
	California GO	5.000%	4/1/27	5,415	5,816
	California GO	5.000%	4/1/27	1,920	2,062
	California GO	3.500%	8/1/27	350	359
	California GO	5.000%	8/1/27	2,915	3,081
	California GO	5.000%	8/1/27	5,880	6,214
	California GO	5.000%	8/1/27	2,510	2,591
	California GO	5.000%	8/1/27	6,090	6,222
	California GO	5.000%	8/1/27	1,180	1,277
	California GO	5.000%	8/1/27	7,310	7,912
	California GO	5.000%	9/1/27	325	325
	California GO	5.000%	9/1/27	3,370	3,568
	California GO	5.000%	9/1/27	2,195	2,324
	California GO	5.000%	9/1/27	1,180	1,280
	California GO	5.000%	9/1/27	6,325	6,859
	California GO	4.000%	10/1/27	11,175	11,713
	California GO	5.000%	10/1/27	10,170	10,295
	California GO	5.000%	10/1/27	1,250	1,358
	California GO	5.000%	10/1/27	1,665	1,748
	California GO	5.000%	10/1/27	6,100	6,627
	California GO	5.000%	11/1/27	65	71
	California GO	5.000%	11/1/27	2,320	2,522
	California GO	5.000%	11/1/27	2,210	2,402
	California GO	5.000%	11/1/27	10	11
	California GO	5.000%	11/1/27	3,500	3,805
	California GO	5.000%	11/1/27	4,365	4,745
	California GO	5.000%	11/1/27	1,185	1,288
	California GO	5.000%	11/1/27	135	135
	California GO	5.000%	12/1/27	7,950	8,658
	California GO	3.000%	3/1/28	4,370	4,419
	California GO	5.000%	3/1/28	3,395	3,467
	California GO	5.000%	4/1/28	13,670	15,028
	California GO	5.000%	4/1/28	4,575	5,030
	California GO	5.000%	8/1/28	6,460	6,824
	California GO	5.000%	8/1/28	9,255	9,776
	California GO	5.000%	8/1/28	7,445	8,033

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	8/1/28	630	649
California GO	5.000%	8/1/28	430	464
California GO	5.000%	8/1/28	7,595	8,414
California GO	4.000%	9/1/28	315	325
California GO	4.000%	9/1/28	4,060	4,311
California GO	5.000%	9/1/28	2,640	2,794
California GO	5.000%	9/1/28	2,845	2,934
California GO	5.000%	9/1/28	1,270	1,410
California GO	5.000%	9/1/28	1,150	1,217
California GO	5.000%	9/1/28	4,985	5,533
California GO	5.000%	10/1/28	1,000	1,011
California GO	5.000%	10/1/28	930	941
California GO	5.000%	10/1/28	30	33
California GO	5.000%	10/1/28	5,060	5,627
California GO	5.000%	10/1/28	215	239
California GO	5.000%	10/1/28	22,215	24,703
California GO	5.000%	10/1/28	2,000	2,224
California GO	5.000%	11/1/28	115	125
California GO	5.000%	11/1/28	4,185	4,663
California GO	5.000%	11/1/28	20,100	22,394
California GO	5.000%	12/1/28	14,350	16,018
California GO	5.000%	2/1/29	25	25
California GO	3.000%	3/1/29	35	35
California GO	3.000%	3/1/29	235	235
California GO	5.000%	3/1/29	205	230
California GO	5.000%	4/1/29	1,800	2,026
California GO	5.000%	4/1/29	3,305	3,721
California GO	5.000%	5/1/29	8,145	8,178
California GO	5.000%	8/1/29	7,660	8,102
California GO	5.000%	8/1/29	190	205
California GO	5.000%	8/1/29	655	674
California GO	5.000%	8/1/29	1,350	1,428
California GO	5.000%	8/1/29	1,730	1,764
California GO	5.000%	8/1/29	3,120	3,457
California GO	3.000%	9/1/29	105	105
California GO	4.000%	9/1/29	4,215	4,546
California GO	5.000%	9/1/29	880	933
California GO	5.000%	9/1/29	2,075	2,199
California GO	5.000%	9/1/29	1,105	1,256
California GO	5.000%	9/1/29	4,900	5,569
California GO	5.000%	10/1/29	250	253
California GO	5.000%	10/1/29	14,625	16,654
California GO	5.000%	10/1/29	8,595	9,028
California GO	5.000%	10/1/29	2,980	3,315
California GO	5.000%	10/1/29	5,780	6,582
California GO	5.000%	10/1/29	10,000	11,387
California GO	5.000%	10/1/29	255	290
California GO	5.000%	10/1/29	5,125	5,836
California GO	4.000%	11/1/29	15,480	16,739
California GO	5.000%	11/1/29	22,940	26,173
California GO	5.000%	11/1/29	12,065	13,765
California GO	5.000%	11/1/29	12,345	13,422
California GO	5.000%	11/1/29	2,530	2,887
California GO	5.000%	11/1/29	3,575	4,079
California GO	5.000%	11/1/29	1,350	1,351
California GO	5.000%	12/1/29	1,785	2,040
California GO	5.000%	12/1/29	35	35
California GO	5.000%	3/1/30	4,450	4,538

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	3/1/30	2,250	2,580
California GO	5.000%	4/1/30	1,085	1,246
California GO	5.000%	8/1/30	7,940	8,389
California GO	5.000%	8/1/30	12,640	13,624
California GO	5.000%	8/1/30	50	51
California GO	5.000%	8/1/30	2,650	2,722
California GO	5.000%	8/1/30	1,700	1,832
California GO	5.000%	8/1/30	5,135	5,688
California GO	5.000%	9/1/30	2,450	2,593
California GO	5.000%	9/1/30	5,520	5,842
California GO	5.000%	9/1/30	10,200	10,491
California GO	5.000%	9/1/30	5,000	5,789
California GO	5.000%	10/1/30	340	344
California GO	5.000%	10/1/30	10,350	11,746
California GO	5.000%	10/1/30	5,325	5,921
California GO	5.000%	10/1/30	12,755	14,789
California GO	5.000%	10/1/30	6,785	7,867
California GO	5.000%	11/1/30	1,780	1,781
California GO	5.000%	11/1/30	15,935	18,505
California GO	5.000%	11/1/30	4,840	5,621
California GO	5.000%	12/1/30	3,235	3,763
California GO	5.000%	3/1/31	1,010	1,158
California GO	5.000%	4/1/31	1,500	1,755
California GO	5.000%	4/1/31	4,310	5,043
California GO	5.000%	4/1/31	1,050	1,177
California GO	5.000%	4/1/31	95	106
California GO	5.000%	5/1/31	2,220	2,229
California GO	4.000%	8/1/31	1,000	1,022
California GO	5.000%	8/1/31	965	973
California GO	5.000%	8/1/31	4,815	4,902
California GO	5.000%	8/1/31	385	406
California GO	3.250%	9/1/31	205	206
California GO	4.000%	9/1/31	7,140	7,301
California GO	5.000%	9/1/31	2,200	2,324
California GO	5.000%	9/1/31	610	610
California GO	5.000%	9/1/31	4,975	5,257
California GO	5.000%	9/1/31	5,000	5,895
California GO	5.000%	10/1/31	340	344
California GO	5.000%	10/1/31	11,885	13,448
California GO	5.000%	10/1/31	9,985	11,789
California GO	5.000%	10/1/31	7,250	8,560
California GO	5.000%	11/1/31	145	145
California GO	5.000%	11/1/31	400	433
California GO	5.000%	11/1/31	500	541
California GO	5.000%	11/1/31	115	133
California GO	5.000%	11/1/31	2,000	2,321
California GO	5.000%	11/1/31	5,500	6,108
California GO	5.000%	11/1/31	1,700	1,973
California GO	5.000%	11/1/31	7,000	8,277
California GO	5.000%	12/1/31	3,195	3,783
California GO	5.000%	12/1/31	1,000	1,051
California GO	5.000%	3/1/32	4,180	4,789
California GO	5.000%	4/1/32	12,805	15,251
California GO	5.000%	4/1/32	2,640	3,144
California GO	5.000%	4/1/32	2,445	2,740
California GO	5.000%	5/1/32	50	50
California GO	4.000%	8/1/32	8,250	8,421
California GO	5.000%	8/1/32	2,340	2,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/32	250	255
	California GO	5.000%	8/1/32	1,035	1,063
	California GO	5.000%	8/1/32	1,330	1,401
[4]	California GO	5.250%	8/1/32	31,190	37,354
	California GO	5.250%	8/1/32	1,075	1,108
	California GO	3.000%	9/1/32	100	100
	California GO	3.500%	9/1/32	65	65
	California GO	4.000%	9/1/32	13,525	13,815
	California GO	4.000%	9/1/32	10	10
	California GO	4.000%	9/1/32	7,610	7,773
	California GO	4.000%	9/1/32	305	312
	California GO	5.000%	9/1/32	2,465	2,601
	California GO	5.000%	9/1/32	3,260	3,352
	California GO	5.000%	9/1/32	3,430	3,619
	California GO	5.000%	9/1/32	3,235	3,813
	California GO	5.000%	9/1/32	9,290	11,146
	California GO	5.000%	9/1/32	5,000	5,999
	California GO	3.000%	10/1/32	335	334
	California GO	5.000%	10/1/32	7,195	7,266
	California GO	5.000%	10/1/32	16,250	19,005
	California GO	5.000%	10/1/32	9,245	10,912
	California GO	5.000%	11/1/32	1,475	1,476
	California GO	5.000%	11/1/32	1,360	1,469
	California GO	5.000%	11/1/32	11,010	12,198
	California GO	5.000%	11/1/32	500	540
	California GO	5.000%	11/1/32	70	81
	California GO	5.000%	11/1/32	10	12
	California GO	5.000%	12/1/32	5	5
	California GO	5.000%	3/1/33	1,185	1,208
	California GO	5.000%	3/1/33	5,000	5,731
	California GO	5.000%	3/1/33	1,035	1,186
	California GO	5.000%	3/1/33	2,500	2,866
	California GO	5.000%	4/1/33	7,890	8,839
	California GO	5.000%	4/1/33	7,630	7,645
	California GO	5.000%	4/1/33	1,005	1,197
	California GO	5.000%	4/1/33	3,750	4,547
	California GO	3.500%	8/1/33	95	95
	California GO	4.000%	8/1/33	5,910	6,023
	California GO	5.000%	8/1/33	8,730	9,186
	California GO	5.000%	8/1/33	1,400	1,410
	California GO	5.000%	8/1/33	13,065	13,300
	California GO	5.000%	8/1/33	5,835	5,991
	California GO	5.000%	8/1/33	2,285	2,448
	California GO	3.000%	9/1/33	1,675	1,655
	California GO	3.375%	9/1/33	695	697
	California GO	4.000%	9/1/33	500	510
	California GO	4.000%	9/1/33	575	586
	California GO	5.000%	9/1/33	1,000	1,000
	California GO	5.000%	9/1/33	1,355	1,428
	California GO	5.000%	9/1/33	1,025	1,230
	California GO	5.000%	9/1/33	5,000	6,103
	California GO	3.000%	10/1/33	690	690
	California GO	4.000%	10/1/33	5	5
	California GO	5.000%	10/1/33	7,350	7,417
	California GO	5.000%	10/1/33	2,720	2,725
	California GO	5.000%	10/1/33	5,405	6,550
	California GO	4.000%	11/1/33	7,190	7,481
	California GO	5.000%	11/1/33	350	406

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	8/1/34	425	427
California GO	5.000%	8/1/34	1,730	1,776
California GO	5.000%	8/1/34	10,485	11,008
California GO	4.000%	9/1/34	1,215	1,237
California GO	4.000%	9/1/34	255	260
California GO	4.000%	9/1/34	5	5
California GO	5.000%	9/1/34	8,390	8,821
California GO	5.000%	9/1/34	1,230	1,264
California GO	5.000%	9/1/34	3,185	3,349
California GO	5.000%	9/1/34	2,205	2,636
California GO	5.000%	9/1/34	5,000	6,079
California GO	3.000%	10/1/34	4,150	4,138
California GO	4.000%	10/1/34	5,720	6,108
California GO	4.000%	10/1/34	2,250	2,451
California GO	4.000%	10/1/34	6,615	7,207
California GO	4.000%	11/1/34	3,280	3,409
California GO	4.000%	11/1/34	1,825	1,979
California GO	5.000%	11/1/34	1,670	1,932
California GO	5.000%	12/1/34	3,570	3,735
California GO	5.000%	12/1/34	12,115	14,032
California GO	5.000%	3/1/35	25,815	29,432
California GO	5.000%	3/1/35	2,020	2,303
California GO	3.125%	4/1/35	5	5
California GO	5.000%	4/1/35	15,345	15,375
California GO	5.000%	4/1/35	3,585	4,241
California GO	5.000%	4/1/35	9,780	10,787
California GO	3.500%	8/1/35	155	155
California GO	5.000%	8/1/35	965	1,009
California GO	5.000%	8/1/35	1,570	1,580
California GO	5.000%	8/1/35	5,000	5,132
California GO	5.000%	8/1/35	1,545	1,654
California GO	3.000%	9/1/35	400	383
California GO	4.000%	9/1/35	7,470	7,592
California GO	4.000%	9/1/35	500	508
California GO	4.000%	9/1/35	5,105	5,189
California GO	5.000%	9/1/35	5,275	5,524
California GO	5.000%	9/1/35	3,340	3,498
California GO	5.000%	9/1/35	2,010	2,389
California GO	5.000%	9/1/35	7,760	9,222
California GO	5.000%	9/1/35	5,000	6,039
California GO	3.000%	10/1/35	1,410	1,395
California GO	5.000%	10/1/35	1,190	1,237
California GO	5.000%	10/1/35	5,000	5,996
California GO	4.000%	11/1/35	200	207
California GO	4.000%	11/1/35	2,230	2,405
California GO	5.000%	11/1/35	1,155	1,241
California GO	3.750%	12/1/35	70	66
California GO	5.000%	12/1/35	11,865	13,666
California GO	4.000%	3/1/36	7,965	8,502
California GO	5.000%	3/1/36	1,000	1,138
California GO	5.000%	4/1/36	7,900	8,788
California GO	5.000%	8/1/36	9,035	9,882
California GO	5.000%	8/1/36	25	26
California GO	5.000%	8/1/36	5,890	6,311
California GO	3.000%	9/1/36	1,175	1,124
California GO	4.000%	9/1/36	215	218
California GO	4.000%	9/1/36	685	696
California GO	5.000%	9/1/36	555	581

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	9/1/36	2,210	2,616
California GO	5.000%	9/1/36	2,165	2,563
California GO	5.000%	9/1/36	5,015	6,031
California GO	3.000%	10/1/36	1,355	1,309
California GO	4.000%	10/1/36	1,155	1,220
California GO	4.000%	10/1/36	5,940	6,376
California GO	5.000%	10/1/36	9,860	11,771
California GO	2.000%	11/1/36	150	122
California GO	4.000%	11/1/36	35	36
California GO	5.000%	11/1/36	6,600	7,241
California GO	5.000%	11/1/36	4,020	4,608
California GO	5.000%	12/1/36	4,290	4,922
California GO	3.750%	4/1/37	500	500
California GO	5.000%	4/1/37	11,805	11,827
California GO	5.000%	4/1/37	1,360	1,504
California GO	5.000%	4/1/37	75	88
California GO	4.000%	8/1/37	40	41
California GO	4.000%	8/1/37	75	77
California GO	5.000%	8/1/37	5,595	5,845
California GO	4.000%	9/1/37	380	380
California GO	4.000%	9/1/37	925	937
California GO	5.000%	9/1/37	5,000	5,957
California GO	3.000%	10/1/37	13,435	12,733
California GO	3.750%	10/1/37	14,960	14,902
California GO	4.000%	10/1/37	4,005	4,200
California GO	5.000%	10/1/37	110	111
California GO	5.000%	10/1/37	3,940	4,556
California GO	5.000%	11/1/37	22,705	24,788
California GO	5.000%	11/1/37	2,365	2,540
California GO	5.000%	11/1/37	90	106
California GO	4.000%	3/1/38	8,595	9,049
California GO	5.000%	4/1/38	5,480	6,031
California GO	5.000%	4/1/38	150	150
California GO	4.000%	8/1/38	885	894
California GO	5.000%	8/1/38	1,600	1,671
California GO	5.000%	9/1/38	3,805	4,510
California GO	5.000%	9/1/39	4,875	5,680
California GO	4.000%	10/1/39	7,805	8,122
California GO	4.000%	10/1/39	6,400	6,455
California GO	5.000%	10/1/39	4,685	4,861
California GO	5.000%	10/1/39	3,475	3,842
California GO	5.000%	10/1/39	1,015	1,193
California GO	5.000%	11/1/39	17,480	18,920
California GO	4.000%	3/1/40	9,190	9,580
California GO	5.000%	9/1/41	6,475	7,360
California GO	4.000%	10/1/41	7,320	7,595
California GO	5.000%	10/1/41	13,615	15,383
California GO	3.000%	11/1/41	210	188
California GO	4.000%	11/1/41	2,905	2,921
California GO	5.000%	4/1/42	11,410	12,143
California GO	5.000%	4/1/42	10,685	12,198
California GO	4.000%	9/1/42	1,690	1,757
California GO	5.000%	9/1/42	12,310	14,131
California GO	5.000%	9/1/42	3,550	3,780
California GO	4.000%	10/1/42	950	990
California GO	5.000%	10/1/42	23,800	25,931
California GO	5.000%	10/1/42	32,355	37,423
California GO	5.000%	11/1/42	6,805	7,829

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	4.000%	2/1/43	25	25
	California GO	4.000%	9/1/43	9,735	10,109
	California GO	5.000%	9/1/43	5,000	5,785
	California GO	2.250%	11/1/43	210	154
	California GO	2.375%	12/1/43	1,415	1,061
	California GO	4.500%	12/1/43	300	300
	California GO	5.000%	12/1/43	1,960	1,961
	California GO	5.000%	12/1/43	140	156
	California GO	5.000%	5/1/44	1,000	1,002
	California GO	4.000%	10/1/44	5,220	5,335
	California GO	4.000%	11/1/44	635	636
	California GO	4.000%	3/1/45	85	85
	California GO	5.000%	3/1/45	3,610	3,665
	California GO	3.250%	4/1/45	5,150	4,630
	California GO	4.000%	8/1/45	120	120
	California GO	4.000%	9/1/45	5	5
	California GO	5.000%	9/1/45	7,560	7,875
	California GO	5.000%	10/1/45	9,000	10,290
	California GO	5.250%	10/1/45	10,250	11,922
	California GO	4.000%	11/1/45	16,725	16,771
	California GO	3.000%	3/1/46	4,170	3,524
	California GO	4.000%	3/1/46	3,000	3,056
	California GO	4.000%	3/1/46	5,700	5,806
	California GO	4.000%	8/1/46	100	100
	California GO	3.000%	9/1/46	1,385	1,170
	California GO	4.000%	9/1/46	95	95
	California GO	5.000%	9/1/46	1,600	1,665
	California GO	2.375%	10/1/46	6,670	4,760
	California GO	3.000%	12/1/46	100	84
	California GO	5.000%	4/1/47	8,605	9,652
	California GO	5.250%	9/1/47	12,725	14,579
	California GO	3.625%	10/1/47	1,070	1,019
	California GO	5.000%	10/1/47	6,885	7,113
	California GO	4.000%	11/1/47	80	80
	California GO	5.000%	11/1/47	16,630	17,608
	California GO	5.000%	4/1/49	3,475	3,742
	California GO	3.000%	10/1/49	2,325	1,902
	California GO	2.500%	12/1/49	560	393
	California GO	3.000%	12/1/49	400	327
	California GO	2.500%	3/1/50	1,400	977
	California GO	3.000%	3/1/50	3,000	2,424
	California GO	4.000%	3/1/50	3,000	3,025
	California GO	4.000%	10/1/50	7,330	7,418
	California GO	5.250%	10/1/50	20,005	22,926
	California GO	3.000%	11/1/50	2,500	2,015
[3]	California GO	3.000%	11/1/50	4,000	3,255
	California GO	4.000%	11/1/50	11,900	11,855
	California GO	2.375%	10/1/51	200	133
	California GO	3.000%	4/1/52	12,020	9,563
	California GO	4.250%	9/1/52	4,485	4,607
	California GO	5.000%	9/1/52	2,620	2,925
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/47	1,090	1,156
[2]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/25	1,470	1,519
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	117

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	335	368
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	1,020	1,123
[6]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.000%	1/1/28	880	969
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/47	5,000	5,672
	California Infrastructure & Economic Development Bank Intergovernmental Agreement Revenue	5.000%	10/1/52	5,045	5,666
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/44	1,570	1,696
	California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	4/1/33	7,000	8,630
	California Infrastructure & Economic Development Bank Miscellaneous Revenue PUT	5.000%	10/1/26	10,000	10,575
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	1,895	2,021
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	3,695	4,212
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,025	799
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	5	5
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/26	20	21
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	55	59
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/27	215	235
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	80	86
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/29	355	394
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	220
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/38	2,445	2,596
	California Infrastructure & Economic Development Bank Water Revenue	4.000%	10/1/39	85	90
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	5,429
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/43	470	488
	California Municipal Finance Authority College & University Revenue	5.250%	6/1/53	2,500	2,708
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	9,950	10,561
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	25	27
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/43	1,500	1,592
	California Municipal Finance Authority Intergovernmental Agreement Revenue	5.000%	6/1/48	5,000	5,269
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	680	711
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/48	5,000	4,702
[3]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/54	2,400	1,761
[4]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/49	9,800	2,853
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	5,000	5,000
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	1,015	1,020
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	4,020	4,059
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,045
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,551
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	3,000	3,095
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	25	26
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	430	445
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	318
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,400	1,414
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	85	90
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	1,490	1,579
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	115	118
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	651
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/27	40	43
	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,025	6,584
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	590	605
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	1,095	1,210
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	111
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	155	169
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	2,345	2,537
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	1,905	2,155
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	242
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	30	33
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	470	507
	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	5,000	5,770
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/30	10,875	10,982

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	3,765	4,410
California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	80	95
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,005	2,347
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	4,995	5,043
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,340
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,650	5,703
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,530	1,787
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	20	23
California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	4,435	4,456
California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	20	23
California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	15,900	16,018
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/43	15,860	16,316
California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/44	6,490	6,634
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/24	1,900	1,932
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/25	1,000	1,026
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/25	2,900	3,015
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/26	2,100	2,235
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/27	1,500	1,633
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/28	1,185	1,319
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	10,000	10,305
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	15,000	15,416
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	12/1/37	1,215	1,425
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/46	3,965	3,998
California State Public Works Board Lease (Appropriation) Revenue	5.000%	8/1/35	1,500	1,745
California State Public Works Board Lease (Appropriation) Revenue	4.000%	11/1/46	2,000	2,018
California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/46	3,040	3,393
California State University College & University Revenue	5.000%	11/1/25	310	323
California State University College & University Revenue	5.000%	11/1/25	1,915	1,993
California State University College & University Revenue	5.000%	11/1/26	170	177
California State University College & University Revenue	5.000%	11/1/26	25	27

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/27	105	109
California State University College & University Revenue	5.000%	11/1/27	90	98
California State University College & University Revenue	5.000%	11/1/27	2,655	2,807
California State University College & University Revenue	3.250%	11/1/28	1,815	1,823
California State University College & University Revenue	5.000%	11/1/28	180	190
California State University College & University Revenue	5.000%	11/1/28	250	271
California State University College & University Revenue	3.375%	11/1/29	4,055	4,083
California State University College & University Revenue	5.000%	11/1/29	150	162
California State University College & University Revenue	5.000%	11/1/29	275	290
California State University College & University Revenue	5.000%	11/1/30	450	475
California State University College & University Revenue	5.000%	11/1/30	6,000	6,226
California State University College & University Revenue	5.000%	11/1/31	13,590	14,096
California State University College & University Revenue	5.000%	11/1/31	180	195
California State University College & University Revenue	5.000%	11/1/31	2,175	2,293
California State University College & University Revenue	5.000%	11/1/32	45	49
California State University College & University Revenue	5.000%	11/1/32	8,540	8,993
California State University College & University Revenue	3.000%	11/1/33	125	124
California State University College & University Revenue	5.000%	11/1/33	210	226
California State University College & University Revenue	5.000%	11/1/33	55	57
California State University College & University Revenue	4.000%	11/1/34	140	143
California State University College & University Revenue	4.000%	11/1/34	8,585	8,663
California State University College & University Revenue	5.000%	11/1/34	465	501
California State University College & University Revenue	4.000%	11/1/35	2,165	2,209
California State University College & University Revenue	5.000%	11/1/35	395	424
California State University College & University Revenue	3.125%	11/1/36	1,340	1,312
California State University College & University Revenue	5.000%	11/1/36	1,255	1,342
California State University College & University Revenue	5.000%	11/1/36	210	220
California State University College & University Revenue	3.200%	11/1/37	50	49
California State University College & University Revenue	4.000%	11/1/37	375	380
California State University College & University Revenue	5.000%	11/1/37	410	424

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/37	210	224
California State University College & University Revenue	4.000%	11/1/38	3,940	3,984
California State University College & University Revenue	5.000%	11/1/38	3,285	3,394
California State University College & University Revenue	5.000%	11/1/38	130	138
California State University College & University Revenue	5.000%	11/1/41	5,760	5,975
California State University College & University Revenue	5.000%	11/1/42	10,210	10,712
California State University College & University Revenue	4.000%	11/1/43	10,940	10,948
California State University College & University Revenue	5.000%	11/1/43	2,310	2,375
California State University College & University Revenue	5.000%	11/1/43	4,145	4,483
California State University College & University Revenue	5.000%	11/1/44	35	38
California State University College & University Revenue	4.000%	11/1/45	2,500	2,487
California State University College & University Revenue	5.000%	11/1/45	140	145
California State University College & University Revenue	5.000%	11/1/47	690	717
California State University College & University Revenue	5.000%	11/1/47	4,980	5,108
California State University College & University Revenue	5.000%	11/1/48	2,525	2,708
California State University College & University Revenue	5.250%	11/1/48	2,540	2,963
California State University College & University Revenue	5.000%	11/1/49	1,750	1,891
California State University College & University Revenue	3.000%	11/1/52	500	394
California State University College & University Revenue	5.250%	11/1/53	3,500	4,047
California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,255
California State University College & University Revenue PUT	3.125%	11/1/26	1,750	1,760
California State University College & University Revenue, Prere.	5.000%	11/1/24	690	701
California State University College & University Revenue, Prere.	5.000%	11/1/24	280	284
California State University College & University Revenue, Prere.	5.000%	11/1/24	130	132
California State University College & University Revenue, Prere.	5.000%	11/1/24	890	904
California State University College & University Revenue, Prere.	5.000%	11/1/24	150	152
California State University College & University Revenue, Prere.	5.000%	11/1/24	100	102
California State University College & University Revenue, Prere.	5.000%	11/1/24	1,605	1,631
California State University College & University Revenue, Prere.	5.000%	11/1/24	13,390	13,604
California State University College & University Revenue, Prere.	5.000%	11/1/24	3,720	3,779

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue, Prere.	5.000%	11/1/24	2,060	2,093
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/40	500	452
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	4,100	4,142
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	405	409
[3]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/51	5,000	3,844
[4]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	300
	Cerritos Community College District GO	3.000%	8/1/44	20	17
	Cerritos Community College District GO	4.000%	8/1/44	2,455	2,456
	Chabot-Las Positas Community College District GO	5.000%	8/1/24	1,000	1,011
	Chabot-Las Positas Community College District GO	4.000%	8/1/33	495	507
	Chabot-Las Positas Community College District GO	4.000%	8/1/34	3,620	3,694
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,017
	Chabot-Las Positas Community College District GO	4.000%	8/1/37	18,110	18,263
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	2,825	2,830
	Chabot-Las Positas Community College District GO	5.250%	8/1/48	3,960	4,536
	Chaffey Community College District GO	4.000%	6/1/43	50	51
	Chaffey Community College District GO	5.000%	6/1/48	1,650	1,757
	Chico Unified School District GO	4.000%	8/1/44	1,750	1,771
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	13,350	13,606
[4]	Chino Valley Unified School District GO	3.375%	8/1/50	5,000	4,388
	Chino Valley Unified School District GO	5.000%	8/1/55	14,000	15,113
	Clovis Unified School District GO	4.000%	8/1/40	65	65
	Clovis Unified School District GO	5.000%	8/1/47	3,000	3,284
	Clovis Unified School District GO, Prere.	4.000%	8/1/25	65	66
[4]	Coast Community College District GO	0.000%	8/1/27	85	76
	Coast Community College District GO	4.500%	8/1/39	730	783
	Coast Community College District GO	0.000%	8/1/41	10,110	4,926
	Coast Community College District GO, Prere.	5.000%	8/15/25	2,710	2,810
[4]	Colton Joint Unified School District GO	0.000%	8/1/42	990	449
[3]	Compton CA Unified School District GO	3.000%	6/1/49	15	12
[3]	Compton CA Unified School District GO	4.000%	6/1/49	125	125
	Contra Costa Transportation Authority Sales Tax Revenue	4.000%	3/1/34	145	161
	Coronado Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,430	1,473
[4]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	350
	Corona-Norco Unified School District GO	4.000%	8/1/49	2,385	2,389
	Cupertino Union School District GO	4.000%	8/1/40	11,090	11,165
	Cypress School District GO	0.000%	8/1/40	250	121
	Desert Community College District GO	4.000%	8/1/39	1,380	1,410
	Desert Community College District GO	4.000%	8/1/51	8,320	8,299
[9]	Desert Community College District GO	4.000%	8/1/51	2,000	1,995
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	4,935
	Downey Unified School District GO	4.000%	8/1/52	10	10
	Dublin Unified School District GO	4.125%	8/1/49	2,000	2,057
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/27	15,000	15,450

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	245	253
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/28	80	87
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	350	361
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/29	100	109
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	93
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	290	316
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	7,370	7,603
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	1,100	1,134
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	7,930	8,153
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/42	520	555
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/44	11,980	13,188
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	120
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,347
	Eastern Municipal Water District Financing Authority Water Revenue	5.250%	7/1/42	75	80
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	4,793
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	141
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	154
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	288
	El Monte Union High School District GO	0.000%	6/1/44	2,900	1,193
	El Monte Union High School District GO	0.000%	6/1/45	3,170	1,235
	El Monte Union High School District GO	0.000%	6/1/46	2,665	983
[3]	Elk Grove Unified School District COP	3.125%	2/1/40	150	133
	Elk Grove Unified School District GO	4.000%	8/1/48	5,000	4,917
[4]	Folsom Cordova Unified School District GO	4.000%	10/1/44	1,335	1,338
[2,7]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,233
	Foothill-De Anza Community College District GO	3.000%	8/1/40	325	294
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	394
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/33	1,000	718
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/43	4,750	4,679
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	8,180	7,996
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	21,500	21,016
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	6,289
[4]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	6,265	5,546
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.950%	1/15/53	500	460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	30	29
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	385	364
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	1,570	1,410
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/29	20	18
	Foster City CA GO	2.250%	8/1/50	1,000	652
	Fremont Union High School District GO	4.000%	8/1/40	725	727
	Fremont Union High School District GO	4.000%	8/1/44	15,000	15,015
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,353
	Fremont Union High School District GO	4.000%	8/1/46	20	20
[4]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	420	451
	Fresno Unified School District GO	4.000%	8/1/41	560	562
	Fresno Unified School District GO	4.000%	8/1/46	75	75
[3]	Fresno Unified School District GO	3.000%	8/1/51	3,960	3,163
	Fresno Unified School District GO	4.000%	8/1/55	4,000	3,960
	Glendale CA Community College District GO	5.250%	8/1/41	170	186
	Glendale CA Community College District GO	0.000%	8/1/44	4,320	1,740
	Glendale CA Community College District GO	4.000%	8/1/46	7,400	7,416
	Glendale CA Community College District GO	3.000%	8/1/47	790	636
	Glendale CA Community College District GO	4.000%	8/1/50	8,295	8,334
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	3,595	3,603
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,506
[4]	Hayward Unified School District GO	4.000%	8/1/42	10,920	10,944
[4]	Hayward Unified School District GO	4.000%	8/1/45	3,000	3,005
[3]	Hayward Unified School District GO	4.000%	8/1/46	2,005	2,007
[3]	Hayward Unified School District GO	4.000%	8/1/48	2,485	2,485
[4]	Hayward Unified School District GO	4.000%	8/1/50	6,245	6,221
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	500
[7]	Huntington Beach Union High School District GO	0.000%	8/1/33	9,040	6,651
[7]	Huntington Beach Union High School District GO	0.000%	8/1/34	9,170	6,488
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/46	1,180	1,228
[4]	Inland Valley Development Agency Tax Allocation Revenue	5.000%	9/1/44	5,000	5,001
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/43	5,000	5,204
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.250%	5/1/48	5,000	5,180
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	4.250%	5/1/53	10,340	10,354
[3]	Irvine Facilities Financing Authority Special Tax Revenue (Irvine Great Park Infrastructure Project)	5.250%	9/1/53	4,415	5,009
	Irvine Unified School District GO	2.250%	9/1/50	2,750	1,794
	Kern Community College District GO	3.000%	8/1/46	2,440	2,012
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/46	95	95
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/47	10,000	10,101
	Lodi CA Unified School District GO	3.000%	8/1/43	70	60
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/44	415	452

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/47	30	31
Long Beach Unified School District GO	5.000%	8/1/24	75	76
Long Beach Unified School District GO	0.000%	8/1/39	10,780	5,578
Long Beach Unified School District GO	4.000%	8/1/45	350	351
Long Beach Unified School District GO	3.000%	8/1/47	6,200	5,042
Long Beach Unified School District GO	3.000%	8/1/50	75	59
Los Angeles CA Community College District GO	5.000%	8/1/24	475	480
Los Angeles CA Community College District GO	5.000%	8/1/24	3,900	3,943
Los Angeles CA Community College District GO	5.000%	8/1/24	1,275	1,289
Los Angeles CA Community College District GO	5.000%	8/1/25	40	41
Los Angeles CA Community College District GO	5.000%	8/1/25	5	5
Los Angeles CA Community College District GO	5.000%	8/1/25	40	41
Los Angeles CA Community College District GO	5.000%	8/1/25	4,000	4,141
Los Angeles CA Community College District GO	5.000%	6/1/26	105	111
Los Angeles CA Community College District GO	5.000%	8/1/26	5	5
Los Angeles CA Community College District GO	5.000%	8/1/26	3,500	3,719
Los Angeles CA Community College District GO	5.000%	8/1/27	90	98
Los Angeles CA Community College District GO	5.000%	8/1/27	5,000	5,450
Los Angeles CA Community College District GO	5.000%	8/1/28	3,400	3,800
Los Angeles CA Community College District GO	5.000%	8/1/30	2,445	2,865
Los Angeles CA Community College District GO	4.000%	8/1/34	1,500	1,539
Los Angeles CA Community College District GO	4.000%	8/1/35	285	292
Los Angeles CA Community College District GO	4.000%	8/1/36	35	36
Los Angeles CA Community College District GO	5.000%	8/1/36	120	127
Los Angeles CA Community College District GO	5.000%	8/1/36	20	24
Los Angeles CA Community College District GO	4.000%	8/1/37	1,075	1,095
Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,492
Los Angeles CA Community College District GO	5.000%	8/1/37	30	36
Los Angeles CA Community College District GO	4.000%	8/1/38	14,900	15,105
Los Angeles CA Community College District GO	5.000%	8/1/38	1,050	1,105
Los Angeles CA Community College District GO	3.000%	8/1/39	40	36
Los Angeles CA Community College District GO	4.000%	8/1/39	1,530	1,550
Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	327
Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	340	342
Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	75	75
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	1,820
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	10,705	10,821
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	395	399
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,225	1,238
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,508
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	5,410	5,469
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	692
Los Angeles CA Unified School District COP	5.000%	10/1/31	2,000	2,361
Los Angeles CA Unified School District COP	5.000%	10/1/32	2,000	2,403
Los Angeles CA Unified School District COP	5.000%	10/1/33	2,000	2,442
Los Angeles CA Unified School District COP	5.000%	10/1/34	2,000	2,436
Los Angeles CA Unified School District COP	5.000%	10/1/35	1,310	1,583
Los Angeles CA Unified School District COP	5.000%	10/1/36	1,500	1,791

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District COP	5.000%	10/1/37	1,000	1,182
Los Angeles CA Unified School District COP	5.000%	10/1/38	1,000	1,175
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	3,580
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,392
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,286
Los Angeles CA Unified School District GO	5.000%	7/1/24	400	403
Los Angeles CA Unified School District GO	5.000%	7/1/24	200	202
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	2,723
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,079
Los Angeles CA Unified School District GO	5.000%	7/1/24	5,000	5,042
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,175	1,213
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,305	1,347
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,700	1,713
Los Angeles CA Unified School District GO	5.000%	7/1/25	5,000	5,162
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	150
Los Angeles CA Unified School District GO	5.000%	7/1/26	11,280	11,942
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	20,125
Los Angeles CA Unified School District GO	5.000%	7/1/26	3,620	3,832
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,550	2,700
Los Angeles CA Unified School District GO	5.000%	7/1/26	1,470	1,556
Los Angeles CA Unified School District GO	5.000%	7/1/27	780	825
Los Angeles CA Unified School District GO	5.000%	7/1/27	270	293
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	277
Los Angeles CA Unified School District GO	5.000%	7/1/27	95	103
Los Angeles CA Unified School District GO	5.000%	7/1/27	185	201
Los Angeles CA Unified School District GO	5.000%	7/1/27	145	157
Los Angeles CA Unified School District GO	5.000%	7/1/28	27,620	27,809
Los Angeles CA Unified School District GO	5.000%	7/1/28	160	176
Los Angeles CA Unified School District GO	5.000%	7/1/28	100	111
Los Angeles CA Unified School District GO	5.000%	7/1/28	3,350	3,548
Los Angeles CA Unified School District GO	5.000%	7/1/29	420	435
Los Angeles CA Unified School District GO	5.000%	7/1/29	11,350	11,430
Los Angeles CA Unified School District GO	5.000%	7/1/29	40	46
Los Angeles CA Unified School District GO	5.000%	7/1/29	105	116
Los Angeles CA Unified School District GO	5.000%	7/1/29	255	291
Los Angeles CA Unified School District GO	5.000%	7/1/29	390	444
Los Angeles CA Unified School District GO	5.000%	7/1/30	650	742
Los Angeles CA Unified School District GO	5.000%	7/1/30	410	434
Los Angeles CA Unified School District GO	5.000%	7/1/30	15,000	15,102
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,750	1,923
Los Angeles CA Unified School District GO	5.000%	7/1/30	100	117
Los Angeles CA Unified School District GO	3.000%	7/1/31	3,940	3,949
Los Angeles CA Unified School District GO	5.000%	7/1/31	930	1,061
Los Angeles CA Unified School District GO	5.000%	7/1/31	120	132
Los Angeles CA Unified School District GO	3.000%	7/1/32	1,235	1,232
Los Angeles CA Unified School District GO	4.000%	7/1/32	15	17
Los Angeles CA Unified School District GO	5.000%	7/1/32	190	222
Los Angeles CA Unified School District GO	5.000%	7/1/32	40	44
Los Angeles CA Unified School District GO	5.000%	7/1/32	80	91
Los Angeles CA Unified School District GO	5.000%	7/1/32	15	18
Los Angeles CA Unified School District GO	4.000%	7/1/33	20	22
Los Angeles CA Unified School District GO	4.000%	7/1/33	50	54
Los Angeles CA Unified School District GO	5.000%	7/1/33	5	6
Los Angeles CA Unified School District GO	5.000%	7/1/33	160	187
Los Angeles CA Unified School District GO	5.000%	7/1/33	4,250	5,242
Los Angeles CA Unified School District GO	3.000%	1/1/34	150	148
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,700
Los Angeles CA Unified School District GO	5.000%	7/1/34	5,000	6,210

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Unified School District GO	3.000%	7/1/35	50	49
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,151
Los Angeles CA Unified School District GO	5.000%	7/1/35	125	145
Los Angeles CA Unified School District GO	5.000%	7/1/35	5,000	6,176
Los Angeles CA Unified School District GO	3.500%	7/1/36	50	50
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,175
Los Angeles CA Unified School District GO	5.000%	7/1/36	2,000	2,451
Los Angeles CA Unified School District GO	4.000%	7/1/37	2,000	2,118
Los Angeles CA Unified School District GO	4.000%	7/1/37	5,000	5,296
Los Angeles CA Unified School District GO	5.000%	7/1/37	2,855	3,088
Los Angeles CA Unified School District GO	5.000%	7/1/37	2,440	2,964
Los Angeles CA Unified School District GO	3.000%	7/1/38	200	184
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,101
Los Angeles CA Unified School District GO	5.000%	7/1/38	60	65
Los Angeles CA Unified School District GO	5.000%	7/1/38	2,000	2,405
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,296
Los Angeles CA Unified School District GO	4.000%	7/1/39	4,075	4,252
Los Angeles CA Unified School District GO	5.000%	7/1/39	3,000	3,588
Los Angeles CA Unified School District GO	4.000%	7/1/40	1,120	1,162
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,153
Los Angeles CA Unified School District GO	5.250%	7/1/40	3,000	3,616
Los Angeles CA Unified School District GO	5.000%	7/1/41	2,000	2,353
Los Angeles CA Unified School District GO	5.250%	7/1/42	25,135	27,092
Los Angeles CA Unified School District GO	5.250%	7/1/42	3,000	3,578
Los Angeles CA Unified School District GO	5.000%	7/1/43	2,500	2,913
Los Angeles CA Unified School District GO	4.000%	7/1/44	4,000	4,057
Los Angeles CA Unified School District GO	4.000%	7/1/44	50	51
Los Angeles CA Unified School District GO	3.000%	7/1/45	25	21
Los Angeles CA Unified School District GO	2.625%	7/1/46	2,000	1,497
Los Angeles CA Unified School District GO	4.000%	7/1/46	70	71
Los Angeles CA Unified School District GO	5.250%	7/1/47	7,750	8,953
Los Angeles CA Unified School District GO	5.250%	7/1/48	12,000	13,995
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/25	5	5
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	640	641
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	55	58
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	90	100
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/28	450	500
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/30	85	99
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5	6
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	55	67
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,418
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,253
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	255
Los Angeles CA Wastewater System Sewer Revenue	5.250%	6/1/47	50	53
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	5,296
Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/52	4,975	5,030

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/43	5,000	5,368
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	4.000%	12/1/48	4,350	4,378
Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/51	18,145	19,186
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/24	1,250	1,258
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/26	235	249
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	140	152
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	765	851
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	500	570
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	275	314
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	325	380
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	150	175
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,070	1,276
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	840	981
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	155	185
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,260	3,432
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	3,260	3,804
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	315	383
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	255	304
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	35	37
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,785	3,245
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	6,315	6,845
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	315	375
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	60	66
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	3,210	3,732
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	10,000	10,820
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	80	89
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	35	38
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	820	949
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	170	189
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	8,000	8,612

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,480	1,603
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,115	1,284
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	335	372
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	130	141
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	213
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,300	1,486
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,090	1,144
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	75	83
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/38	150	158
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,250	1,343
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	70	77
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,085	1,166
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/39	80	88
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,695	6,086
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	600	640
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	3,920	4,173
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	10,040	10,857
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	2,185	2,196
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	3,472
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,000	5,525
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/46	7,000	7,113
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	4,075	3,240
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	2.625%	12/1/51	2,650	1,883
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	840	844
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	40	40
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	135	143
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	20	22
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	350	398
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	185	213
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5	6

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	30	35
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,070	1,235
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	405	466
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	4,055	4,729
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,495	1,719
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	85	99
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,680	5,378
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	80	93
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	4,585	5,247
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	35	40
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	115	130
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,105	3,179
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	295	331
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	470	525
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	2,000	2,086
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	90	100
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	1,220	1,289
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/43	2,600	2,833
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/45	8,365	9,317
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	15,255	15,456
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/48	20	20
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/49	6,150	6,571
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	100	101
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/25	140	144
Los Angeles Department of Water & Power Electric Power & Light Revenue	4.000%	7/1/26	5,945	6,156
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	125	126
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,750	5,025
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	100	106
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/26	4,400	4,655
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	155	156

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	1,030	1,122
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/27	515	561
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	770	861
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	80	89
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/28	200	224
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	940	1,080
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/29	1,945	2,234
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,132
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	1,560	1,590
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/30	785	918
Los Angeles Department of Water & Power Electric Power & Light Revenue	3.250%	7/1/31	320	320
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	145	164
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/31	255	304
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	350	395
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	7,510	8,574
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	3,000	3,645
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/32	205	249
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	5,430	6,016
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	75	85
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,675	1,688
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/33	1,100	1,122
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	2,520	2,566
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	170	188
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/34	115	123
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	1,505	1,665
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	925	932
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	5,000	5,345
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	250	255
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/35	3,000	3,677
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	125	136

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/36	3,500	4,254
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	120	130
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/37	5,000	6,007
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	3,265	3,536
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	375	440
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	395	460
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/38	6,000	7,146
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	3,035	3,051
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,585	2,927
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	5,205	5,233
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	255	296
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	275	284
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	1,120	1,265
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	4,870	5,588
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	4,605	5,206
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	1,185	1,360
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	3,405	3,989
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	17,080	18,050
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,043
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,505	2,627
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	2,945	3,217
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	5,055	5,763
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/42	1,800	2,093
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	30	32
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	7,470	8,506
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	6,720	7,603
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/43	2,570	2,963
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	3,045	3,057
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	9,585	9,624
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/44	125	136

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,465	1,578
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,855	2,042
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	115	128
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/46	5,000	5,559
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/47	3,850	4,316
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	5,610	6,169
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	1,500	1,605
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/48	2,455	2,775
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	150	161
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/49	7,105	7,680
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	6,000	6,537
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	6,700	7,372
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	6,345	6,943
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/51	7,000	7,702
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/53	3,250	3,639
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.250%	7/1/53	3,000	3,412
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	15	16
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/30	240	264
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	40	50
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	20	25
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	210	233
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	5,522
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	385	443
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	40	46
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	10	12
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,307
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	20	23
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,335	1,548
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	65	76
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,035	3,427

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	2,535	2,863
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	145	169
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	155	160
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	1,630	1,829
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,800	3,998
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	45	52
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/42	90	103
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,540	1,667
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	10,000	11,387
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	2,140	2,239
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,605	5,773
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	65	72
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	4,295	4,299
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	10,680	11,906
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	3,500	3,924
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/48	10,095	10,819
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/49	3,885	3,903
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/50	4,185	4,560
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/52	8,275	9,189
Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/53	4,400	5,033
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,655	2,696
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	166
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	675	719
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	230	245
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,945	2,069
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,660	2,827
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	620	658
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	5	5
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	9,160	9,380
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	3,085	3,148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	2,475	2,521
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,251
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,506
[7]	Madera Unified School District GO	0.000%	8/1/31	3,475	2,713
	Metropolitan Water District of Southern California Water Revenue	2.250%	7/1/24	85	85
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/24	180	182
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/25	260	258
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/25	2,000	2,061
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	440	432
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/27	575	560
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	10	11
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/27	60	65
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/27	105	115
	Metropolitan Water District of Southern California Water Revenue	3.000%	7/1/28	9,500	9,524
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/28	280	314
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/29	100	114
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/29	20	23
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	515	581
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	325	366
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/31	1,015	1,216
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/34	50	56
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/35	625	701
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	4,562
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,105
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,515	8,552
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	60	68
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/49	4,605	5,020
	Metropolitan Water District of Southern California Water Revenue	5.000%	4/1/53	110	124
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	13,870	14,318
	Metropolitan Water District of Southern California Water Revenue, Prere.	5.000%	7/1/25	110	114
	Montebello Unified School District GO	4.000%	8/1/46	25	25
[7]	Moreno Valley CA Unified School District GO	0.000%	8/1/25	4,025	3,825
	Mount San Antonio Community College District GO	5.000%	8/1/44	170	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount San Antonio Community College District GO	0.000%	8/1/45	6,670	2,743
	Mount San Antonio Community College District GO	4.000%	8/1/49	9,120	9,253
[5]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	250	248
	Mount San Jacinto Community College District GO	4.000%	8/1/43	8,430	8,496
	Mountain View-Whisman School District GO, Prere.	4.000%	9/1/26	210	218
[4]	Napa Valley Unified School District GO	4.000%	8/1/44	5,365	5,371
[10]	New Haven Unified School District GO	0.000%	8/1/33	325	240
[10]	New Haven Unified School District GO	0.000%	8/1/34	495	351
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	219
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	268
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	410
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/42	25	26
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	531
[10]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	290
	Oakland CA GO	3.000%	1/15/50	4,225	3,358
	Oakland CA GO	5.500%	7/15/53	1,390	1,616
[4]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	20	17
[3]	Oakland Unified School District/Alameda County GO	4.000%	8/1/46	5,685	5,710
[4]	Oakland Unified School District/Alameda County GO	5.250%	8/1/48	5,000	5,729
	Oakland Unified School District/Alameda County GO, Prere.	5.000%	8/1/25	2,620	2,709
[4]	Orange County CA Ocean View School District GO	2.375%	8/1/50	2,660	1,780
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	50	56
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/41	700	767
	Orange County Water District Water Revenue	4.000%	8/15/41	165	167
	Oxnard Union High School District GO	4.000%	8/1/47	275	278
	Palomar Community College District GO	4.000%	8/1/45	600	601
	Palomar Community College District GO, Prere.	4.000%	8/1/25	55	56
	Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue	5.000%	6/1/51	1,400	1,522
	Peralta Community College District GO	4.000%	8/1/39	5,350	5,359
	Peralta Community College District GO	4.000%	8/1/39	40	40
[4]	Perris Union CA High School District GO	4.000%	9/1/43	300	304
	Perris Union CA High School District GO	3.000%	9/1/45	40	33
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/46	3,015	1,138
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	162
	Pleasant Valley School District/Ventura County GO	4.000%	8/1/46	6,480	6,533
	Pleasanton Unified School District GO	4.000%	8/1/52	3,000	3,024
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/26	1,050	1,115
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/39	5,500	5,538
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	377
	Poway Unified School District GO	0.000%	8/1/32	130	100
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,587
	Poway Unified School District GO	0.000%	8/1/36	1,000	650

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District GO	0.000%	8/1/40	10,450	5,511
	Poway Unified School District GO	0.000%	8/1/46	7,075	2,586
	Rio Hondo CA Community College District GO	0.000%	8/1/43	5,000	2,042
	Rio Hondo CA Community College District GO	0.000%	8/1/44	5,000	1,930
	Rio Hondo CA Community College District GO	0.000%	8/1/45	5,000	1,828
	Rio Hondo CA Community College District GO	0.000%	8/1/46	5,000	1,725
[4]	River Islands Public Financing Authority Special Tax Revenue	4.250%	9/1/47	195	198
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,157
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	328
	Riverside Community College District GO	3.000%	8/1/37	2,010	1,903
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	4.125%	11/1/25	205	210
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project), Prere.	5.250%	11/1/25	2,630	2,742
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/38	20	21
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/39	2,575	2,629
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/40	405	411
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,161
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,077
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/46	1,925	1,906
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/49	6,625	5,128
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/30	175	192
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/31	1,430	1,572
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/32	375	411
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/35	100	109
	Riverside County Transportation Commission Sales Tax Revenue	4.000%	6/1/36	1,250	1,306
	Riverside County Transportation Commission Sales Tax Revenue	5.000%	6/1/37	415	449
	Riverside Unified School District GO	4.000%	8/1/42	4,855	4,884
	Roseville Joint Union High School District GO	3.000%	8/1/40	1,435	1,256
	Sacramento Area Flood Control Agency Special Assessment Revenue	5.000%	10/1/41	6,710	7,004
[4]	Sacramento CA City Unified School District GO	0.000%	7/1/30	4,515	3,744
[4]	Sacramento CA City Unified School District GO	4.000%	8/1/40	100	100
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	569
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/47	2,070	2,312
[3]	Sacramento CA City Unified School District GO	5.500%	8/1/52	11,305	12,535
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/48	7,555	7,885
[6]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	5,885	6,805
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	385	397
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/31	35	42

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/32	225	276
	Sacramento County Sanitation Districts Financing Authority Intergovernmental Agreement Revenue	5.000%	12/1/33	430	517
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	13,905	13,938
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/38	5,000	5,597
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,525	2,811
	Sacramento Municipal Utility District Electric Power & Light Revenue	4.000%	8/15/45	25	25
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/48	25	28
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/50	5,715	6,231
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/53	50	56
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/30	100	114
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/32	55	67
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/33	275	342
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/35	85	104
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/36	60	73
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/37	100	121
	Sacramento Transportation Authority Sales Tax Revenue	5.000%	10/1/38	65	78
[4]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,650	5,435
	San Bernardino Community College District GO	5.000%	8/1/49	2,000	2,224
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	150	158
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	25	25
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	5,320	5,518
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	155	165
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	1,605	1,756
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/24	6,905	7,010
	San Diego Association of Governments Appropriations Revenue, Prere.	5.000%	11/15/25	5,780	5,996
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,413
	San Diego CA Unified School District GO	5.000%	7/1/24	1,360	1,371
	San Diego CA Unified School District GO	5.000%	7/1/24	3,055	3,081
	San Diego CA Unified School District GO	5.000%	7/1/25	4,800	4,956
	San Diego CA Unified School District GO	5.000%	7/1/26	275	283
[4]	San Diego CA Unified School District GO	5.500%	7/1/26	10	11
	San Diego CA Unified School District GO	5.000%	7/1/27	85	88
[4]	San Diego CA Unified School District GO	5.500%	7/1/27	205	226
	San Diego CA Unified School District GO	5.000%	7/1/28	390	403
	San Diego CA Unified School District GO	5.000%	7/1/28	40	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Diego CA Unified School District GO	5.250%	7/1/28	525	591
	San Diego CA Unified School District GO	4.000%	7/1/29	1,490	1,536
	San Diego CA Unified School District GO	5.000%	7/1/29	625	664
	San Diego CA Unified School District GO	5.000%	7/1/29	15	17
	San Diego CA Unified School District GO	0.000%	7/1/30	65	53
	San Diego CA Unified School District GO	0.000%	7/1/30	385	323
	San Diego CA Unified School District GO	0.000%	7/1/30	615	510
	San Diego CA Unified School District GO	5.000%	7/1/30	20	23
	San Diego CA Unified School District GO	0.000%	7/1/31	345	274
	San Diego CA Unified School District GO	0.000%	7/1/31	1,270	1,020
	San Diego CA Unified School District GO	0.000%	7/1/31	1,040	836
	San Diego CA Unified School District GO	4.000%	7/1/31	60	62
	San Diego CA Unified School District GO	4.000%	7/1/32	675	691
	San Diego CA Unified School District GO	4.000%	7/1/33	405	413
	San Diego CA Unified School District GO	0.000%	7/1/35	1,000	693
	San Diego CA Unified School District GO	0.000%	7/1/36	340	225
	San Diego CA Unified School District GO	0.000%	7/1/36	895	585
	San Diego CA Unified School District GO	0.000%	7/1/37	1,275	803
	San Diego CA Unified School District GO	0.000%	7/1/38	170	102
	San Diego CA Unified School District GO	0.000%	7/1/39	1,595	907
	San Diego CA Unified School District GO	0.000%	7/1/40	1,000	540
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	6,532
	San Diego CA Unified School District GO	3.125%	7/1/42	2,835	2,510
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	549
	San Diego CA Unified School District GO	5.000%	7/1/43	15	17
	San Diego CA Unified School District GO	0.000%	7/1/44	1,750	772
	San Diego CA Unified School District GO	0.000%	7/1/45	775	325
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	3,305
	San Diego CA Unified School District GO	2.250%	7/1/45	100	70
	San Diego CA Unified School District GO	4.000%	7/1/45	580	580
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,085
	San Diego CA Unified School District GO	4.000%	7/1/46	4,575	4,628
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	2,266
	San Diego CA Unified School District GO	4.000%	7/1/47	11,415	11,454
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	8,197
	San Diego CA Unified School District GO	3.250%	7/1/48	10,120	8,629
	San Diego CA Unified School District GO	5.000%	7/1/48	6,000	6,813
	San Diego CA Unified School District GO	5.000%	7/1/48	2,000	2,271
	San Diego CA Unified School District GO	0.000%	7/1/49	735	246
	San Diego CA Unified School District GO	3.000%	7/1/50	4,950	3,934
	San Diego CA Unified School District GO	4.250%	7/1/52	3,000	3,067
	San Diego CA Unified School District GO	4.000%	7/1/53	13,075	13,110
	San Diego CA Unified School District GO	4.000%	7/1/53	17,820	17,868
	San Diego CA Unified School District GO	5.000%	7/1/53	3,000	3,382
[5]	San Diego CA Unified School District GO, 5.250% coupon rate effective 7/1/32	0.000%	7/1/42	250	197
[5]	San Diego CA Unified School District GO, 5.375% coupon rate effective 7/1/32	0.000%	7/1/47	1,695	1,320
[5]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/41	15,100	15,075
[5]	San Diego CA Unified School District GO, 6.625% coupon rate effective 7/1/30	0.000%	7/1/48	1,230	1,165
	San Diego Community College District GO	5.000%	8/1/27	4,225	4,483
	San Diego Community College District GO	5.000%	8/1/28	280	297
	San Diego Community College District GO	3.000%	8/1/34	210	207
	San Diego Community College District GO, Prere.	4.000%	8/1/26	5	5
	San Diego Community College District GO, Prere.	4.000%	8/1/26	225	233
	San Diego Community College District GO, Prere.	5.000%	8/1/26	1,330	1,411

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Community College District GO, Prere.	5.000%	8/1/26	100	106
San Diego Community College District GO, Prere.	5.000%	8/1/26	1,975	2,095
San Diego County CA COP	5.000%	10/1/48	3,000	3,397
San Diego County CA COP	5.000%	10/1/53	3,775	4,220
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	170	190
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	35	38
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,750	1,843
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	200	216
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	245	246
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,750	1,830
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/51	445	485
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/56	5,100	5,048
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/56	5,025	5,443
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/32	55	67
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	140	172
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	150	182
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/37	55	66
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	165	196
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	635	661
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	15,385	15,911
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	466
San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	577
San Diego County Water Authority Intergovernmental Agreement Revenue	5.000%	5/1/52	5,600	6,265
San Diego County Water Authority Water Revenue	5.000%	5/1/28	1,310	1,456
San Diego County Water Authority Water Revenue	5.000%	5/1/32	130	155
San Diego County Water Authority Water Revenue	4.000%	5/1/33	30	33
San Diego County Water Authority Water Revenue	4.000%	5/1/34	1,360	1,506
San Diego County Water Authority Water Revenue	4.000%	5/1/35	25	28
San Diego County Water Authority Water Revenue	4.000%	5/1/36	45	49
San Diego County Water Authority Water Revenue	4.000%	5/1/37	135	145
San Diego County Water Authority Water Revenue	4.000%	5/1/38	105	111
San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	5,005	5,657

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/47	2,330	2,513
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.250%	8/1/48	2,500	2,914
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/52	3,000	3,357
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	4.000%	8/1/52	6,805	6,834
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/44	10	10
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/48	2,500	2,528
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	4.000%	10/15/50	50	50
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.250%	10/15/52	4,000	4,548
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	5	5
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	505	535
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/29	1,290	1,367
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	101
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	195	202
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/26	260	276
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	465	495
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	70	75
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	5,230	5,272
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	519
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	7,235	7,291
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/36	30	32
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/37	1,500	1,537
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/38	3,175	2,845
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/40	25	29
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/42	5,300	4,697
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	3,022
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/45	8,585	8,646
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	11,290	11,856
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	85	68
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	980	774
[3]	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/50	6,315	5,035
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/44	5,940	4,987
	San Francisco CA City & County COP	5.000%	4/1/28	500	520
	San Francisco CA City & County COP	4.000%	4/1/42	2,170	2,179
	San Francisco CA City & County COP	4.000%	4/1/45	465	463
	San Francisco CA City & County GO	5.000%	6/15/26	1,000	1,060
	San Francisco CA City & County GO	4.000%	6/15/28	18,080	18,089
	San Francisco CA City & County GO	5.000%	6/15/29	1,000	1,140
	San Francisco CA City & County GO	5.000%	6/15/30	3,065	3,576
	San Francisco CA City & County GO	5.000%	6/15/31	1,285	1,529

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA City & County GO	4.000%	6/15/32	35	37
San Francisco CA City & County GO	5.000%	6/15/32	25	30
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/24	275	280
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	3,085	3,300
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	415	444
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,470	1,574
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	1,690	1,844
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	1,440	1,537
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/34	7,000	7,049
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,635	2,872
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	3,025	3,754
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	1,275	1,357
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	3,000	3,702
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	4,300	4,399
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	3,050	3,730
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/37	3,000	3,635
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,805	1,824
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	1,500	1,589
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/40	1,000	1,053
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/41	1,000	1,044
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	5,260	5,281
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/50	500	502
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	6,305	6,943
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	900	904
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,222
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	1,000	1,054
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	5	5
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	1,545	1,817
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10	11

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	135	159
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/33	50	57
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	25	28
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	1,695	1,905
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	1,515	1,692
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	2,600	2,870
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	15	17
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	110	113
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/47	7,375	7,696
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	20	21
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	1,822
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/50	10,470	11,210
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/52	6,820	7,509
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/24	160	161
San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	5.000%	11/1/53	4,000	4,481
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	1.000%	10/1/25	20,000	19,143
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	210	230
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	590	662
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	205	242
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	505	607
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	240	293
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/33	85	104
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	35	43

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	140	170
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	2,620	2,613
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/43	5,055	5,072
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/43	75	80
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/45	1,185	1,339
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/46	45	51
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/47	3,000	3,047
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/50	20	20
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/51	60	60
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/29	5,900	6,260
	San Francisco Community College District GO	4.000%	6/15/45	550	555
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/46	10	10
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	10,002
	San Joaquin County Transportation Authority Measure K Sales Tax Revenue	5.000%	3/1/41	3,000	3,163
[7]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	285	216
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/33	1,165	1,348
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/34	165	176
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	13,875	14,062
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	6,345	6,424
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	4.000%	1/15/50	564	564
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	210	204
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	2,130	2,014
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	111
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	345	312
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	2,585	2,636
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	700	714
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, Prere.	5.000%	1/15/25	20,000	20,394
	San Jose CA GO	5.000%	9/1/45	10,000	10,823
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	13,435	13,528
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	50	57
	San Jose Financing Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	11,225	12,635

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	1,020	1,054
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	50	54
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	4,800	5,175
	San Jose Unified School District GO	5.000%	8/1/32	25	26
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	166
	San Juan Unified School District GO	4.000%	8/1/46	3,655	3,682
	San Mateo County Community College District GO	5.000%	9/1/45	8,090	8,738
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	30	31
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	2,055	2,125
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,138
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/49	9,000	9,715
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	11,630	9,607
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/55	950	629
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/43	5,000	5,387
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	3,016
	San Mateo Union High School District GO	4.000%	9/1/34	800	824
	San Mateo Union High School District GO	2.125%	9/1/48	700	448
	San Ramon Valley CA Unified School District GO	4.000%	8/1/40	1,200	1,223
[4]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/49	1,000	1,025
[4]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/52	915	915
[4]	Sanger Unified School District COP (Capital Projects)	5.000%	6/1/52	85	85
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	120
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	283
	Santa Clara County CA GO	4.000%	8/1/37	10,000	10,275
	Santa Clara County CA GO	3.500%	8/1/38	85	84
	Santa Clara County CA GO	3.250%	8/1/39	895	814
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/37	80	74
	Santa Clara Unified School District GO	3.500%	7/1/42	100	96
	Santa Clara Unified School District GO	3.250%	7/1/44	170	152
	Santa Clara Unified School District GO	4.000%	7/1/48	15,000	15,004
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/27	30	32
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/28	280	310
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/29	60	68
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/30	190	221
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/31	105	125
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/32	60	73
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/33	105	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/34	130	160
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/35	370	454
	Santa Clara Valley Transportation Authority Sales Tax Revenue	5.000%	4/1/36	115	140
	Santa Clara Valley Water District (Water Utility System Important Project) COP	4.000%	6/1/26	345	356
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,100	1,132
	Santa Monica Community College District GO	5.000%	8/1/43	1,570	1,694
	Santa Monica Community College District GO	4.000%	8/1/47	3,000	3,019
	Santa Monica-Malibu Unified School District (School Facilities Improvement Project) GO	3.000%	8/1/49	25	20
	Santa Rosa High School District GO	5.000%	8/1/53	8,285	9,047
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	2.375%	8/1/44	400	297
[4]	Selma Unified School District GO	3.000%	8/1/49	2,100	1,676
	Silicon Valley Clean Water Sewer Revenue (Wastewater Projects)	0.500%	3/1/26	135	125
	South San Francisco Unified School District GO	4.000%	9/1/48	30	30
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	297
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/26	215	219
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/28	950	1,061
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/29	1,025	1,177
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/30	1,195	1,402
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/35	70	86
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/36	30	37
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/48	7,510	8,541
	Southern California Public Power Authority Electric Power & Light Revenue	5.250%	7/1/53	5,000	5,732
	Southern California Water Replenishment District Intergovernmental Agreement Revenue	5.000%	8/1/41	5,025	5,155
	Southwestern Community College District GO	3.000%	8/1/41	1,355	1,199
	Southwestern Community College District GO	0.000%	8/1/46	320	117
[3]	Southwestern Community College District GO	2.500%	8/1/46	1,000	735
	Southwestern Community College District GO	4.000%	8/1/47	12,095	12,117
	Stockton Unified School District GO	5.000%	8/1/25	2,695	2,778
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	4.000%	4/1/45	1,740	1,766
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/50	4,760	4,784
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	2.500%	4/1/52	1,000	686
[4]	Sweetwater Union High School District GO	3.375%	8/1/40	25	23
	Sweetwater Union High School District GO	4.000%	8/1/42	17,125	17,141
	Torrance Unified School District GO	0.000%	8/1/34	4,300	2,571
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	445	469
[4]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	37
	University of California College & University Revenue	5.000%	5/15/24	10,575	10,637
	University of California College & University Revenue	5.000%	5/15/24	95	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/24	165	166
	University of California College & University Revenue	5.000%	5/15/25	100	103
	University of California College & University Revenue	5.000%	5/15/25	140	144
	University of California College & University Revenue	5.000%	5/15/26	10,920	11,511
	University of California College & University Revenue	5.000%	5/15/26	15	16
[9]	University of California College & University Revenue	5.000%	5/15/26	11,800	12,428
	University of California College & University Revenue	5.000%	5/15/27	4,095	4,212
	University of California College & University Revenue	5.000%	5/15/27	9,990	10,797
	University of California College & University Revenue	5.000%	5/15/27	60	65
	University of California College & University Revenue	5.000%	5/15/27	15	16
	University of California College & University Revenue	5.000%	5/15/28	175	180
	University of California College & University Revenue	5.000%	5/15/28	25	28
	University of California College & University Revenue	5.000%	5/15/28	1,875	2,030
	University of California College & University Revenue	5.000%	5/15/28	630	698
	University of California College & University Revenue	3.250%	5/15/29	1,010	1,004
	University of California College & University Revenue	5.000%	5/15/29	2,885	3,272
	University of California College & University Revenue	5.000%	5/15/29	40	43
	University of California College & University Revenue	3.250%	5/15/30	85	84
	University of California College & University Revenue	5.000%	5/15/30	85	92
	University of California College & University Revenue	5.000%	5/15/30	21,070	24,472
	University of California College & University Revenue	5.000%	5/15/31	50	51
	University of California College & University Revenue	5.000%	5/15/31	35	41
	University of California College & University Revenue	5.000%	5/15/31	2,500	2,961
	University of California College & University Revenue	5.000%	5/15/31	95	113
	University of California College & University Revenue	5.000%	5/15/32	230	254
	University of California College & University Revenue	5.000%	5/15/32	625	642
	University of California College & University Revenue	5.000%	5/15/32	75	87
	University of California College & University Revenue	5.000%	5/15/32	2,500	3,011
	University of California College & University Revenue	5.000%	5/15/32	1,095	1,323
	University of California College & University Revenue	5.000%	5/15/32	3,030	3,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/32	640	693
	University of California College & University Revenue	5.000%	5/15/32	665	803
	University of California College & University Revenue	4.000%	5/15/33	40	42
	University of California College & University Revenue	4.000%	5/15/33	5	5
	University of California College & University Revenue	5.000%	5/15/33	1,730	1,912
	University of California College & University Revenue	5.000%	5/15/33	3,000	3,681
	University of California College & University Revenue	5.000%	5/15/33	290	336
	University of California College & University Revenue	5.000%	5/15/33	45	53
	University of California College & University Revenue	5.000%	5/15/33	470	577
	University of California College & University Revenue	4.000%	5/15/34	5,500	5,508
	University of California College & University Revenue	4.000%	5/15/34	45	45
	University of California College & University Revenue	5.000%	5/15/34	1,505	1,662
	University of California College & University Revenue	5.000%	5/15/34	20	23
	University of California College & University Revenue	5.000%	5/15/34	20	24
	University of California College & University Revenue	4.000%	5/15/35	50	51
	University of California College & University Revenue	5.000%	5/15/35	175	193
	University of California College & University Revenue	5.000%	5/15/35	85	98
	University of California College & University Revenue	5.000%	5/15/35	345	403
	University of California College & University Revenue	5.000%	5/15/35	45	54
	University of California College & University Revenue	5.000%	5/15/35	16,470	20,033
	University of California College & University Revenue	5.000%	5/15/35	170	207
	University of California College & University Revenue	5.000%	5/15/36	3,875	4,173
	University of California College & University Revenue	5.000%	5/15/36	45	49
	University of California College & University Revenue	5.000%	5/15/36	275	316
	University of California College & University Revenue	5.000%	5/15/36	235	279
	University of California College & University Revenue	5.000%	5/15/36	3,280	3,970
	University of California College & University Revenue	4.000%	5/15/37	80	85
	University of California College & University Revenue	5.000%	5/15/37	20	21
	University of California College & University Revenue	5.000%	5/15/37	5,065	6,075
[9]	University of California College & University Revenue	5.000%	5/15/37	10,000	12,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/38	20	22
	University of California College & University Revenue	5.000%	5/15/38	100	113
	University of California College & University Revenue	5.000%	5/15/38	8,060	8,410
	University of California College & University Revenue	5.000%	5/15/38	35	41
[9]	University of California College & University Revenue	5.000%	5/15/38	10,000	11,998
	University of California College & University Revenue	4.250%	5/15/39	3,250	3,255
	University of California College & University Revenue	5.000%	5/15/39	1,265	1,424
	University of California College & University Revenue	5.000%	5/15/39	1,000	1,158
	University of California College & University Revenue	5.000%	5/15/39	1,135	1,337
[9]	University of California College & University Revenue	5.000%	5/15/39	6,430	7,677
	University of California College & University Revenue	5.500%	5/15/40	5,735	6,954
	University of California College & University Revenue	5.000%	5/15/41	4,760	4,956
	University of California College & University Revenue	5.000%	5/15/41	2,410	2,692
	University of California College & University Revenue	5.000%	5/15/41	3,025	3,527
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,114
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,143
	University of California College & University Revenue	5.000%	5/15/42	5,005	5,811
[9]	University of California College & University Revenue	5.000%	5/15/42	8,000	9,403
	University of California College & University Revenue	5.250%	5/15/42	205	220
	University of California College & University Revenue	5.000%	5/15/43	19,005	20,409
	University of California College & University Revenue	5.000%	5/15/43	5,400	5,997
	University of California College & University Revenue	5.000%	5/15/43	5,045	5,834
[9]	University of California College & University Revenue	5.000%	5/15/43	6,000	7,021
	University of California College & University Revenue	5.000%	5/15/44	19,345	19,414
[9]	University of California College & University Revenue	5.000%	5/15/44	2,500	2,913
	University of California College & University Revenue	5.250%	5/15/44	3,520	3,535
	University of California College & University Revenue	4.000%	5/15/46	2,015	2,022
	University of California College & University Revenue	5.000%	5/15/46	17,865	18,497
	University of California College & University Revenue	4.000%	5/15/47	11,225	11,251
	University of California College & University Revenue	5.000%	5/15/47	490	517

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue	5.250%	5/15/47	4,080	4,336
University of California College & University Revenue	4.000%	5/15/48	6,300	6,309
University of California College & University Revenue	5.000%	5/15/48	9,335	9,940
University of California College & University Revenue	2.500%	5/15/50	2,950	2,034
University of California College & University Revenue	4.000%	5/15/50	1,500	1,501
University of California College & University Revenue	4.000%	5/15/51	10,000	9,998
University of California College & University Revenue	5.000%	5/15/52	4,985	5,562
University of California College & University Revenue	5.250%	5/15/58	725	775
University of California College & University Revenue (Limited Project)	5.000%	5/15/25	565	581
University of California College & University Revenue (Limited Project)	5.000%	5/15/27	130	134
University of California College & University Revenue (Limited Project)	5.000%	5/15/28	2,135	2,195
University of California College & University Revenue (Limited Project)	5.000%	5/15/29	760	782
University of California College & University Revenue (Limited Project)	5.000%	5/15/30	570	586
University of California College & University Revenue (Limited Project)	5.000%	5/15/31	85	87
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	1,175	1,208
University of California College & University Revenue (Limited Project)	5.000%	5/15/32	190	206
University of California College & University Revenue (Limited Project)	5.000%	5/15/33	435	470
University of California College & University Revenue (Limited Project)	5.000%	5/15/34	250	294
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	4,420	4,631
University of California College & University Revenue (Limited Project)	5.000%	5/15/35	85	92
University of California College & University Revenue (Limited Project)	4.000%	5/15/36	875	891
University of California College & University Revenue (Limited Project)	4.000%	5/15/36	15	16
University of California College & University Revenue (Limited Project)	5.000%	5/15/36	170	183
University of California College & University Revenue (Limited Project)	5.000%	5/15/40	1,250	1,275
University of California College & University Revenue (Limited Project)	5.000%	5/15/42	25,695	27,441
University of California College & University Revenue (Limited Project)	5.000%	5/15/43	95	102
University of California College & University Revenue (Limited Project)	4.000%	5/15/46	6,475	6,477
University of California College & University Revenue (Limited Project)	4.000%	5/15/47	10,720	10,720
University of California College & University Revenue (Limited Project)	5.000%	5/15/47	21,170	22,310
University of California College & University Revenue (Limited Project)	4.000%	5/15/48	7,460	7,458

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue (Limited Project)	5.000%	5/15/48	4,255	4,524
	University of California College & University Revenue (Limited Project)	3.000%	5/15/51	13,285	10,607
	University of California College & University Revenue (Limited Project)	4.000%	5/15/51	2,095	2,077
	University of California College & University Revenue (Limited Project)	5.000%	5/15/58	5,050	5,339
	Upland Unified School District GO	0.000%	8/1/50	100	30
	Upper Santa Clara Valley Joint Powers Authority Intergovernmental Agreement Revenue	4.000%	8/1/45	2,635	2,637
[4]	Val Verde Unified School District GO	4.000%	8/1/46	1,040	1,052
[4]	Val Verde Unified School District GO	4.000%	8/1/51	1,725	1,712
	Ventura County Community College District GO	3.125%	8/1/31	440	441
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	10/1/27	2,260	2,365
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	4/1/28	1,635	1,722
[7]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	714
[4]	West Contra Costa Unified School District GO	3.000%	8/1/51	4,890	3,906
	West Valley-Mission Community College District GO	4.000%	8/1/40	100	101
	Westside Union School District GO	0.000%	8/1/40	355	174
	Westside Union School District GO	0.000%	8/1/45	265	102
[4]	William S Hart Union High School District GO	0.000%	9/1/28	1,385	1,200
	William S Hart Union High School District GO	0.000%	8/1/33	850	626
[4]	William S Hart Union High School District GO	0.000%	8/1/35	1,455	992
[5]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	975
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	220	227
	Yosemite Community College District GO, Prere.	5.000%	8/1/25	1,100	1,137
					5,766,555
Colorado (1.5%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/24	2,550	2,593
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/29	125	142
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	7,650	8,071
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/31	130	137
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	8,891
	Adams 12 Five Star Schools GO	5.000%	12/15/33	4,000	4,215
	Adams 12 Five Star Schools GO	5.000%	12/15/34	1,000	1,053
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	300	319
	Adams 12 Five Star Schools GO, Prere.	5.000%	12/15/26	5,000	5,320
	Adams County CO COP	4.000%	12/1/45	12,930	12,938
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,201
	Arapahoe County School District No. 6 Littleton GO	5.500%	12/1/43	6,435	7,050
	Atascosa County Industrial Development Corp. Electric Power & Light Revenue	5.000%	10/1/38	10	10
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	1,065	1,126
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	3,490	3,689
	Aurora CO Water Revenue, Prere.	5.000%	8/1/26	2,670	2,822
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	2,854

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/38	1,375	1,382
	Board of Governors of Colorado State University System College & University Revenue	5.000%	3/1/43	20,000	23,674
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/49	9,000	8,974
	Board of Governors of Colorado State University System College & University Revenue	4.125%	3/1/55	8,155	8,153
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	11,175	11,398
	Board of Water Commissioners City & County of Denver Water Revenue	5.000%	12/15/52	5,000	5,490
	Boulder Valley School District No. Re-2 Boulder GO	5.000%	12/1/42	50	52
	City & County of Denver CO Airport System Revenue Port, Airport & Marina Revenue	4.000%	11/15/43	1,070	1,070
[3]	City & County of Denver CO Dedicated Excise Tax Sales Tax Revenue	4.000%	8/1/46	4,465	4,424
	Colorado COP	5.000%	12/15/29	3,335	3,676
	Colorado COP	5.000%	12/15/30	3,840	4,234
	Colorado COP	5.000%	12/15/31	3,220	3,702
	Colorado COP	5.000%	12/15/31	240	264
	Colorado COP	5.000%	12/15/32	50	55
	Colorado COP	5.000%	12/15/33	100	115
	Colorado COP	4.000%	12/15/34	80	85
	Colorado COP	4.000%	12/15/35	5,805	6,177
	Colorado COP	4.000%	12/15/35	6,025	6,461
	Colorado COP	3.000%	12/15/36	785	730
	Colorado COP	4.000%	12/15/36	8,705	9,028
	Colorado COP	3.000%	12/15/37	220	204
	Colorado COP	4.000%	12/15/37	310	323
	Colorado COP	5.000%	3/15/38	10	11
	Colorado COP	4.000%	12/15/38	950	982
	Colorado COP	4.000%	12/15/38	6,040	6,265
	Colorado COP	6.000%	12/15/38	2,110	2,587
	Colorado COP	4.000%	12/15/39	115	119
	Colorado COP	6.000%	12/15/39	5,000	6,126
	Colorado COP	6.000%	12/15/40	5,000	6,088
	Colorado COP	6.000%	12/15/41	2,860	3,466
	Colorado COP	5.250%	3/15/42	5,945	6,197
	Colorado COP	4.000%	3/15/45	5,255	5,266
	Colorado COP	4.000%	3/15/46	7,000	6,966
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	797
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	5.000%	3/1/47	1,060	1,093
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	436
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	9,250	9,271
	Colorado School of Mines College & University Revenue	5.250%	12/1/48	3,000	3,344
	Colorado School of Mines College & University Revenue	5.250%	12/1/53	3,000	3,312
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	610	703
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	623

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	651
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	755
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	829
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	576
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	575
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	573
Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	572
Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/46	6,630	6,649
Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/48	2,500	2,828
Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/50	10,200	10,099
Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/52	11,000	12,240
Colorado Springs CO Utilities System Multiple Utility Revenue	5.250%	11/15/53	2,935	3,288
Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/24	55	56
Colorado Springs CO Utilities System Water Revenue	5.000%	11/15/25	1,170	1,215
Colorado State Education Loan Program Intergovernmental Agreement Revenue (Education Loan Program) TRAN	5.000%	6/28/24	1,305	1,314
Colorado State Education Loan Program Intergovernmental Agreement Revenue TRAN	4.500%	6/28/24	24,575	24,699
Colorado State Education Loan Program Intergovernmental Agreement Revenue TRAN	5.000%	6/28/24	25,000	25,176
Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,005
Denver Board of Water Commissioners City & County Water Revenue	2.100%	12/15/46	2,500	1,642
Denver City & County School District No. 1 GO	5.000%	12/1/24	225	229
Denver City & County School District No. 1 GO	5.000%	12/1/25	45	47
Denver City & County School District No. 1 GO	4.000%	12/1/26	2,035	2,069
Denver City & County School District No. 1 GO	4.000%	12/1/31	5,770	5,830
Denver City & County School District No. 1 GO	5.000%	12/1/32	205	237
Denver City & County School District No. 1 GO	5.000%	12/1/37	1,435	1,497
Denver City & County School District No. 1 GO	5.000%	12/1/38	100	104
Denver City & County School District No. 1 GO	4.000%	12/1/41	200	202
Denver City & County School District No. 1 GO	5.000%	12/1/42	5	6
Denver City & County School District No. 1 GO	5.000%	12/1/45	115	127
Denver CO City & County (Colorado Convention Center Expansion Project) COP	4.000%	6/1/48	13,420	13,248
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/24	5	5
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	825	856
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,235	4,395
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/28	100	111
Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/31	280	296

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	4,503
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/32	50	53
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/43	10,000	10,006
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	12/1/48	15	16
	Denver Co City & County GO	5.000%	8/1/26	5	5
	Denver CO City & County GO	5.000%	8/1/27	3,525	3,817
	Denver CO City & County GO	5.000%	8/1/28	160	177
	Denver CO City & County GO	5.000%	8/1/30	1,030	1,189
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,193
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,791
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,699
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	5,500	2,928
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,257
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	10,000	9,763
	Denver CO City & County Pledged Excise Sales Tax Revenue	5.000%	8/1/44	540	552
	Denver CO City & County Pledged Excise Sales Tax Revenue	4.000%	8/1/46	12,560	12,354
	Douglas County School District No. Re-1 Douglas & Elbert Counties GO	5.000%	12/15/28	285	319
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/24	25	24
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	2,355	2,240
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/26	1,250	1,318
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,355	3,664
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	825	671
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	160
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	1,000	583
[7]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	183
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	3,073
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	311
	E-470 Public Highway Authority Highway Revenue	5.000%	9/1/40	2,800	2,819
[8]	E-470 Public Highway Authority Highway Revenue, 67% of SOFR + 0.350%	3.908%	9/1/39	600	599
[7]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/28	10	9
[7]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,069
[3]	Ebert Metropolitan District GO	5.000%	12/1/43	20	21
[3]	Ebert Metropolitan District GO	4.000%	12/1/48	9,955	9,635

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,158
El Paso County School District No. 20 Academy GO	4.000%	12/15/40	220	222
Jefferson County School District R-1 GO	5.000%	12/15/34	70	77
Jefferson County School District R-1 GO	5.000%	12/15/35	1,480	1,625
Jefferson County School District R-1 GO	5.000%	12/15/38	3,250	3,518
Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,145	1,266
Park Creek Metropolitan District Indirect Ad Valorem Property Revenue	5.000%	12/1/45	5,060	5,109
Parker CO Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,172
Pueblo County CO COP	4.500%	7/1/46	45	46
Regional Transportation District COP	4.000%	6/1/40	530	530
Regional Transportation District Sales Tax Revenue	5.000%	11/1/33	160	172
Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	420	449
Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	77
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	1,965	2,136
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	2,355	2,560
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,550	2,835
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,025	2,251
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	295	335
Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	727
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/37	3,020	3,545
Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	14,555	14,975
University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,067
University of Colorado College & University Revenue PUT	2.000%	10/15/26	100	96
University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	166
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	350	371
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	1,000	1,061
University of Colorado College & University Revenue, Prere.	4.000%	6/1/28	1,055	1,119
Weld County School District No. 6 Greeley GO	5.000%	12/1/44	12,315	13,271
Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	4,985
Weld County School District No. RE-2 Eaton GO	5.000%	12/1/44	1,970	2,120
Weld County School District No. RE-4 GO	5.250%	12/1/41	5,000	5,237
				507,034
Connecticut (1.8%)
Connecticut Clean Water Fund - State Revolving Fund Lease Revenue	5.000%	3/1/29	1,000	1,022
Connecticut GO	5.000%	3/15/24	5,780	5,792
Connecticut GO	5.000%	4/15/24	30	30
Connecticut GO	5.000%	4/15/24	1,080	1,084

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	5/15/24	6,125	6,157
Connecticut GO	4.000%	6/15/24	220	221
Connecticut GO	5.000%	7/15/24	1,485	1,498
Connecticut GO	5.000%	7/15/24	3,450	3,480
Connecticut GO	5.000%	8/1/24	1,635	1,650
Connecticut GO	5.000%	9/15/24	2,435	2,463
Connecticut GO	5.000%	11/15/24	7,600	7,715
Connecticut GO	5.000%	11/15/24	300	305
Connecticut GO	5.000%	1/15/25	165	168
Connecticut GO	5.000%	1/15/25	3,000	3,056
Connecticut GO	5.000%	4/15/25	5,390	5,519
Connecticut GO	5.000%	4/15/25	1,750	1,792
Connecticut GO	5.000%	5/15/25	605	621
Connecticut GO	5.000%	6/15/25	2,670	2,743
Connecticut GO	5.000%	8/1/25	1,060	1,092
Connecticut GO	5.000%	9/15/25	3,730	3,855
Connecticut GO	5.000%	10/15/25	5,175	5,356
Connecticut GO	5.000%	11/15/25	885	918
Connecticut GO	5.000%	11/15/25	30	31
Connecticut GO	5.000%	11/15/25	3,740	3,878
Connecticut GO	5.000%	1/15/26	2,375	2,472
Connecticut GO	5.000%	4/15/26	210	220
Connecticut GO	5.000%	5/15/26	5,330	5,594
Connecticut GO	5.000%	6/15/26	4,075	4,191
Connecticut GO	5.000%	8/1/26	500	527
Connecticut GO	5.000%	9/15/26	175	185
Connecticut GO	5.000%	10/15/26	1,080	1,145
Connecticut GO	5.000%	11/15/26	1,795	1,863
Connecticut GO	4.000%	1/15/27	1,595	1,651
Connecticut GO	4.000%	1/15/27	115	119
Connecticut GO	5.000%	1/15/27	2,260	2,410
Connecticut GO	5.000%	4/15/27	2,755	2,954
Connecticut GO	5.000%	4/15/27	2,000	2,144
Connecticut GO	5.000%	5/15/27	620	650
Connecticut GO	5.000%	6/15/27	935	961
Connecticut GO	5.000%	6/15/27	1,305	1,404
Connecticut GO	5.000%	8/15/27	655	690
Connecticut GO	5.000%	9/15/27	1,355	1,466
Connecticut GO	5.000%	10/15/27	30	32
Connecticut GO	5.000%	11/15/27	2,320	2,404
Connecticut GO	5.000%	11/15/27	190	206
Connecticut GO	5.000%	11/15/27	3,190	3,465
Connecticut GO	4.000%	1/15/28	150	157
Connecticut GO	4.000%	1/15/28	10,805	11,322
Connecticut GO	5.000%	1/15/28	1,175	1,280
Connecticut GO	5.000%	4/15/28	1,490	1,631
Connecticut GO	5.000%	4/15/28	2,660	2,912
Connecticut GO	5.000%	6/15/28	3,250	3,571
Connecticut GO	5.000%	6/15/28	90	92
Connecticut GO	5.000%	9/15/28	8,880	9,812
Connecticut GO	5.000%	10/15/28	760	803
Connecticut GO	5.000%	11/15/28	635	657
Connecticut GO	5.000%	11/15/28	275	305
Connecticut GO	4.000%	1/15/29	160	170
Connecticut GO	4.000%	1/15/29	3,750	3,977
Connecticut GO	5.000%	1/15/29	20	22
Connecticut GO	5.000%	1/15/29	3,000	3,335
Connecticut GO	5.000%	4/15/29	850	912

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	4/15/29	980	1,095
Connecticut GO	5.000%	6/15/29	2,855	2,931
Connecticut GO	5.000%	10/15/29	35	37
Connecticut GO	3.250%	11/15/29	1,810	1,820
Connecticut GO	5.000%	11/15/29	165	187
Connecticut GO	4.000%	1/15/30	695	746
Connecticut GO	4.000%	1/15/30	1,310	1,407
Connecticut GO	5.000%	1/15/30	210	238
Connecticut GO	5.000%	1/15/30	3,000	3,407
Connecticut GO	5.000%	4/15/30	1,705	1,907
Connecticut GO	5.000%	9/15/30	1,155	1,327
Connecticut GO	5.000%	11/15/30	165	190
Connecticut GO	5.000%	11/15/30	120	138
Connecticut GO	4.000%	1/15/31	360	390
Connecticut GO	4.000%	1/15/31	1,710	1,853
Connecticut GO	5.000%	1/15/31	105	119
Connecticut GO	5.000%	1/15/31	3,000	3,468
Connecticut GO	3.500%	4/15/31	5	5
Connecticut GO	5.000%	4/15/31	620	693
Connecticut GO	5.000%	6/15/31	25	26
Connecticut GO	5.000%	8/1/31	70	82
Connecticut GO	5.000%	9/15/31	1,095	1,280
Connecticut GO	5.000%	10/15/31	175	185
Connecticut GO	5.000%	11/15/31	20	21
Connecticut GO	5.000%	11/15/31	45	53
Connecticut GO	5.000%	11/15/31	40	47
Connecticut GO	3.000%	1/15/32	8,675	8,636
Connecticut GO	4.000%	1/15/32	25	27
Connecticut GO	5.000%	1/15/32	165	187
Connecticut GO	5.000%	1/15/32	3,000	3,527
Connecticut GO	5.000%	3/15/32	955	996
Connecticut GO	5.000%	4/15/32	500	533
Connecticut GO	5.000%	4/15/32	300	335
Connecticut GO	5.000%	6/15/32	1,545	1,584
Connecticut GO	5.000%	8/1/32	2,500	2,966
Connecticut GO	3.000%	10/15/32	75	74
Connecticut GO	5.000%	11/15/32	145	150
Connecticut GO	5.000%	11/15/32	240	286
Connecticut GO	5.000%	11/15/32	430	512
Connecticut GO	3.000%	1/15/33	1,210	1,194
Connecticut GO	4.000%	1/15/33	45	49
Connecticut GO	4.000%	1/15/33	800	855
Connecticut GO	5.000%	4/15/33	6,700	7,139
Connecticut GO	5.000%	4/15/33	2,715	3,031
Connecticut GO	4.000%	6/15/33	25	25
Connecticut GO	5.000%	8/1/33	1,040	1,253
Connecticut GO	5.000%	10/15/33	2,800	2,948
Connecticut GO	5.000%	11/15/33	30	36
Connecticut GO	3.000%	1/15/34	2,275	2,212
Connecticut GO	4.000%	1/15/34	130	139
Connecticut GO	4.000%	1/15/34	2,385	2,594
Connecticut GO	5.000%	1/15/34	1,700	2,062
Connecticut GO	5.000%	4/15/34	5,300	5,644
Connecticut GO	5.000%	4/15/34	1,190	1,327
Connecticut GO	5.000%	10/15/34	100	105
Connecticut GO	5.000%	11/15/34	1,000	1,029
Connecticut GO	5.000%	11/15/34	25	30
Connecticut GO	3.000%	1/15/35	370	356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut GO	4.000%	1/15/35	30	32
	Connecticut GO	4.000%	3/15/35	65	66
	Connecticut GO	5.000%	4/15/35	140	156
	Connecticut GO	5.000%	11/15/35	5,000	5,127
	Connecticut GO	3.000%	1/15/36	5,595	5,297
	Connecticut GO	4.000%	1/15/36	210	224
	Connecticut GO	5.000%	1/15/36	3,000	3,598
	Connecticut GO	4.000%	3/15/36	25	25
	Connecticut GO	5.000%	4/15/36	40	44
	Connecticut GO	4.000%	6/1/36	1,250	1,317
	Connecticut GO	3.375%	10/15/36	440	434
	Connecticut GO	5.000%	11/15/36	95	111
	Connecticut GO	4.000%	1/15/37	3,840	4,056
	Connecticut GO	4.000%	4/15/37	105	107
	Connecticut GO	5.000%	11/15/37	20	23
	Connecticut GO	3.000%	1/15/38	3,375	3,036
	Connecticut GO	4.000%	1/15/38	330	342
	Connecticut GO	3.000%	6/1/38	1,000	903
	Connecticut GO	3.000%	1/15/39	3,175	2,842
	Connecticut GO	4.000%	1/15/39	1,000	1,035
	Connecticut GO	5.000%	1/15/39	1,500	1,750
	Connecticut GO	3.000%	1/15/40	2,750	2,425
	Connecticut GO	5.000%	1/15/40	1,500	1,648
	Connecticut GO	5.000%	1/15/40	2,000	2,311
	Connecticut GO	5.000%	11/15/40	2,000	2,279
	Connecticut GO	2.000%	1/15/41	1,835	1,275
[3]	Connecticut GO	2.000%	1/15/41	250	176
	Connecticut GO	3.000%	1/15/41	6,260	5,436
	Connecticut GO	4.000%	1/15/41	1,500	1,535
	Connecticut GO	3.000%	1/15/42	200	171
	Connecticut GO	4.000%	1/15/42	1,500	1,525
	Connecticut GO	5.000%	11/15/42	10	11
	Connecticut GO	4.000%	1/15/43	1,500	1,515
	Connecticut GO	4.000%	1/15/44	1,500	1,512
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/24	1,845	1,849
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/24	1,500	1,512
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	365	369
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	255	258
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	1,395	1,430
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	2,800	2,870
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/25	1,075	1,106
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	405	417
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,012
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/26	40	42
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,200	1,258
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/26	7,860	8,242
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	220	232
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/26	215	226
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	230	237
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	520
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,430	1,511
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,105	1,177
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	200	215
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/27	2,525	2,710
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	1,650	1,777
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/27	475	512
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	4,840	4,986
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	5,401

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,765	1,861
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	5,060	5,481
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/28	200	218
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	9,610	10,532
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/28	1,475	1,617
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	1,325	1,457
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	325	358
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/28	210	231
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	2,380	2,450
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	1,055	1,112
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/28	185	205
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	5,500	5,984
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	6,915	7,735
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	230	257
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	3,650	4,097
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/29	15	17
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/29	85	87
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	152
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	105	111
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	105	116
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/30	295	321
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	25	29
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/30	70	80
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/30	1,070	1,225
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,930	1,984
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	8,075	8,509
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	60	66
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/31	3,885	4,217
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	1,120	1,278
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/31	250	290
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	2,025	2,359
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	3,000	3,495
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	100	117
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/31	700	816
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	550	565
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/31	225	237
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/31	5,230	5,753
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/32	275	298
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	1,510	1,723
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/32	3,140	3,645
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	105	124
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	130	154
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	20	24
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/32	55	65
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	2,500	2,570
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	1,575	1,588
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/32	20	21
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/32	2,100	2,302
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/33	1,975	2,137
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	160	182
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/33	220	255
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,035	1,245
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	2,000	2,407
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/33	1,565	1,883
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/33	280	287
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	6,788
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	45	47
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	125	137

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/33	1,580	1,849
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/34	4,500	4,864
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	4,285	4,881
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/34	3,015	3,495
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	25	30
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/34	4,000	4,879
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	2,655	2,720
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	7,150
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	30	31
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/34	100	109
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/34	6,000	7,008
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/35	2,500	2,698
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/35	105	119
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	1,000	1,186
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/35	2,130	2,564
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	3,595	3,674
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	3,710	3,754
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/35	40	44
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/35	715	831
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/36	2,385	2,566
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/36	2,055	2,180
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/36	1,790	2,136
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/36	20	24
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/36	60	61
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/36	7,545	8,697
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/37	25	27
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/37	1,575	1,652
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/37	1,175	1,318
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,015	2,349
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/37	2,600	3,073
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/37	100	108
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/37	2,345	2,457
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/38	155	165
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	8,750	9,758
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/38	2,030	2,380
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/38	1,300	1,396
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	428
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	1,000	1,151
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/39	3,435	4,005
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	11/1/39	1,740	1,800
	Connecticut Special Tax Fuel Sales Tax Revenue	3.125%	5/1/40	180	162
	Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	440
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	635	701
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	265	308
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/40	5,000	5,881
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/41	7,715	8,584
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	7/1/41	2,195	2,488
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/41	5,000	5,835
	Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	11/1/41	2,310	2,586
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/42	5,000	5,819
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/42	150	172
	Connecticut Special Tax Fuel Sales Tax Revenue	5.250%	7/1/43	5,880	6,819
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	9,543
[3]	Connecticut State Health & Educational Facilities Authority College & University Revenue	2.125%	11/1/33	1,585	1,344
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.125%	7/1/41	405	406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Connecticut State Health & Educational Facilities Authority College & University Revenue	4.000%	7/1/42	60	60
	Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,569
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.250%	2/9/24	1,950	1,948
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	2,945
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.800%	2/10/26	4,700	4,678
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	8,190	7,947
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	3.200%	7/1/26	3,000	3,019
[9]	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.000%	7/1/27	12,600	12,624
	Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	6,180	6,759
	Connecticut State Health & Educational Facilities Authority Local or Guaranteed Housing Revenue	4.000%	7/1/45	1,140	1,132
	Hartford County Metropolitan District Clean Water Project Water Revenue (Green Bond), Prere.	5.000%	11/1/24	4,140	4,200
	South Central Connecticut Regional Water Authority Water Revenue	3.000%	8/1/41	200	168
	University of Connecticut College & University Revenue	5.000%	5/1/32	1,105	1,307
	University of Connecticut College & University Revenue	5.000%	5/1/33	2,680	3,138
	University of Connecticut College & University Revenue	5.000%	5/1/34	4,680	5,464
					616,827
Delaware (0.1%)
	Delaware GO	5.000%	1/1/26	5	5
	Delaware GO	5.000%	1/1/27	10	11
	Delaware GO	5.000%	1/1/28	225	246
	Delaware GO	5.000%	3/1/29	55	62
	Delaware GO	5.000%	3/1/31	75	88
	Delaware GO	5.000%	3/1/32	1,450	1,727
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,182
	Delaware River & Bay Authority Highway Revenue	4.125%	1/1/39	3,500	3,501
	Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	80	92
	Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	21,105	21,376
	Sussex DE GO	1.750%	3/15/36	2,280	1,783
	University of Delaware College & University Revenue	5.000%	11/1/40	500	589
	University of Delaware College & University Revenue	5.000%	11/1/41	755	887
	University of Delaware College & University Revenue	5.000%	11/1/42	750	880
	University of Delaware College & University Revenue	5.000%	11/1/43	485	567
	University of Delaware College & University Revenue	5.000%	11/1/44	2,875	3,360

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Delaware College & University Revenue	5.000%	11/1/45	500	583
				38,939
District of Columbia (1.4%)
Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/24	1,250	1,266
District of Columbia Appropriations Revenue	5.000%	12/1/33	3,175	3,567
District of Columbia Appropriations Revenue	5.000%	12/1/34	2,340	2,622
District of Columbia College & University Revenue	5.000%	4/1/30	1,460	1,543
District of Columbia College & University Revenue	5.000%	4/1/32	325	343
District of Columbia College & University Revenue	5.000%	4/1/33	30	32
District of Columbia College & University Revenue	5.000%	4/1/34	1,635	1,719
District of Columbia GO	5.000%	6/1/24	400	402
District of Columbia GO	5.000%	6/1/26	60	63
District of Columbia GO	5.000%	10/15/26	1,575	1,671
District of Columbia GO	5.000%	6/1/27	2,580	2,778
District of Columbia GO	5.000%	10/15/27	250	271
District of Columbia GO	5.000%	10/15/28	1,100	1,221
District of Columbia GO	5.000%	6/1/29	3,400	3,824
District of Columbia GO	5.000%	10/15/29	625	701
District of Columbia GO	5.000%	6/1/30	90	103
District of Columbia GO	5.000%	10/15/30	1,440	1,614
District of Columbia GO	5.000%	6/1/31	165	176
District of Columbia GO	5.000%	10/15/31	425	477
District of Columbia GO	5.000%	6/1/32	2,525	2,700
District of Columbia GO	5.000%	10/15/32	3,505	3,933
District of Columbia GO	5.000%	6/1/33	9,490	10,149
District of Columbia GO	5.000%	10/15/33	85	95
District of Columbia GO	4.000%	6/1/34	2,490	2,573
District of Columbia GO	5.000%	6/1/34	13,015	13,913
District of Columbia GO	5.000%	6/1/34	975	981
District of Columbia GO	5.000%	10/15/34	110	123
District of Columbia GO	5.000%	2/1/35	240	277
District of Columbia GO	5.000%	6/1/35	5	5
District of Columbia GO	5.000%	6/1/35	580	619
District of Columbia GO	5.000%	6/1/35	45	46
District of Columbia GO	5.000%	10/15/35	155	173
District of Columbia GO	4.000%	6/1/36	555	569
District of Columbia GO	5.000%	6/1/36	415	423
District of Columbia GO	5.000%	6/1/36	565	601
District of Columbia GO	5.000%	6/1/36	3,000	3,194
District of Columbia GO	5.000%	10/15/36	525	583
District of Columbia GO	4.000%	6/1/37	915	934
District of Columbia GO	5.000%	6/1/37	2,335	2,476
District of Columbia GO	5.000%	10/15/37	25	28
District of Columbia GO	5.000%	1/1/38	15	17
District of Columbia GO	5.000%	6/1/38	25	26
District of Columbia GO	5.000%	1/1/39	10	12
District of Columbia GO	4.000%	10/15/39	250	255
District of Columbia GO	5.000%	1/1/40	3,170	3,647
District of Columbia GO	4.000%	6/1/40	5,025	5,004
District of Columbia GO	5.000%	1/1/41	35	40
District of Columbia GO	4.000%	6/1/41	180	181
District of Columbia GO	5.000%	6/1/41	5,115	5,273

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia GO	5.000%	6/1/41	2,365	2,451
	District of Columbia GO	5.000%	1/1/42	60	68
	District of Columbia GO	5.000%	1/1/43	2,075	2,354
	District of Columbia GO	5.000%	6/1/43	35	37
	District of Columbia GO	5.000%	10/15/44	1,510	1,624
	District of Columbia GO	5.000%	1/1/45	4,745	5,332
	District of Columbia GO	5.000%	2/1/46	185	203
	District of Columbia GO	5.250%	1/1/48	3,305	3,731
	District of Columbia Income Tax Revenue	5.000%	10/1/24	1,500	1,520
	District of Columbia Income Tax Revenue	5.000%	10/1/24	1,325	1,342
	District of Columbia Income Tax Revenue	5.000%	12/1/24	18,000	18,300
	District of Columbia Income Tax Revenue	5.000%	10/1/25	1,135	1,175
	District of Columbia Income Tax Revenue	5.000%	10/1/25	15	16
	District of Columbia Income Tax Revenue	5.000%	12/1/25	12,350	12,838
	District of Columbia Income Tax Revenue	5.000%	10/1/26	45	48
	District of Columbia Income Tax Revenue	5.000%	10/1/27	2,465	2,674
	District of Columbia Income Tax Revenue	5.000%	10/1/27	1,270	1,377
	District of Columbia Income Tax Revenue	5.000%	12/1/27	100	109
	District of Columbia Income Tax Revenue	5.000%	10/1/28	375	416
	District of Columbia Income Tax Revenue	5.000%	10/1/28	8,020	8,892
	District of Columbia Income Tax Revenue	5.000%	12/1/28	290	323
	District of Columbia Income Tax Revenue	5.000%	3/1/29	355	397
	District of Columbia Income Tax Revenue	5.000%	10/1/29	200	227
	District of Columbia Income Tax Revenue	5.000%	10/1/29	1,300	1,473
	District of Columbia Income Tax Revenue	5.000%	12/1/29	290	330
	District of Columbia Income Tax Revenue	5.000%	3/1/30	385	435
	District of Columbia Income Tax Revenue	5.000%	10/1/30	415	479
[9]	District of Columbia Income Tax Revenue	5.000%	10/1/30	3,000	3,447
	District of Columbia Income Tax Revenue	5.000%	12/1/30	35	40
	District of Columbia Income Tax Revenue	5.000%	3/1/31	650	734
	District of Columbia Income Tax Revenue	5.000%	10/1/31	15	18
	District of Columbia Income Tax Revenue	5.000%	10/1/31	1,000	1,175
	District of Columbia Income Tax Revenue	5.000%	12/1/31	970	1,142
	District of Columbia Income Tax Revenue	5.000%	3/1/32	420	474
	District of Columbia Income Tax Revenue	5.000%	7/1/32	125	149
	District of Columbia Income Tax Revenue	5.000%	10/1/32	1,500	1,792
	District of Columbia Income Tax Revenue	5.000%	12/1/32	6,000	7,187
	District of Columbia Income Tax Revenue	5.000%	3/1/33	245	276
	District of Columbia Income Tax Revenue	5.000%	7/1/33	100	119
	District of Columbia Income Tax Revenue	5.000%	10/1/33	1,000	1,213
	District of Columbia Income Tax Revenue	5.000%	12/1/33	135	162
	District of Columbia Income Tax Revenue	5.000%	3/1/34	345	388
	District of Columbia Income Tax Revenue	5.000%	7/1/34	15	18
	District of Columbia Income Tax Revenue	5.000%	10/1/34	1,135	1,277
[9]	District of Columbia Income Tax Revenue	5.000%	10/1/34	2,000	2,442
	District of Columbia Income Tax Revenue	5.000%	3/1/35	200	226
	District of Columbia Income Tax Revenue	5.000%	3/1/35	570	639
	District of Columbia Income Tax Revenue	5.000%	7/1/35	1,290	1,524
[9]	District of Columbia Income Tax Revenue	5.000%	10/1/35	2,000	2,418
	District of Columbia Income Tax Revenue	5.000%	12/1/35	170	202
	District of Columbia Income Tax Revenue	5.000%	3/1/36	1,735	1,934
	District of Columbia Income Tax Revenue	5.000%	3/1/36	385	434
	District of Columbia Income Tax Revenue	5.000%	7/1/36	105	123
[9]	District of Columbia Income Tax Revenue	5.000%	10/1/36	6,500	7,800
	District of Columbia Income Tax Revenue	5.000%	12/1/36	125	147
	District of Columbia Income Tax Revenue	5.000%	3/1/37	365	409
	District of Columbia Income Tax Revenue	5.000%	7/1/37	75	87
[9]	District of Columbia Income Tax Revenue	5.000%	10/1/37	1,000	1,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Income Tax Revenue	5.000%	12/1/37	6,675	7,791
	District of Columbia Income Tax Revenue	5.000%	3/1/38	4,855	5,405
	District of Columbia Income Tax Revenue	5.000%	5/1/38	1,000	1,169
	District of Columbia Income Tax Revenue	5.000%	7/1/38	4,405	5,084
	District of Columbia Income Tax Revenue	5.000%	3/1/39	50	55
	District of Columbia Income Tax Revenue	5.000%	5/1/39	2,000	2,323
	District of Columbia Income Tax Revenue	5.000%	7/1/39	185	213
	District of Columbia Income Tax Revenue	4.000%	3/1/40	2,180	2,218
	District of Columbia Income Tax Revenue	5.000%	3/1/40	25	28
	District of Columbia Income Tax Revenue	5.000%	5/1/40	2,000	2,308
	District of Columbia Income Tax Revenue	5.000%	7/1/40	1,615	1,844
	District of Columbia Income Tax Revenue	5.000%	5/1/41	1,000	1,148
	District of Columbia Income Tax Revenue	5.000%	7/1/41	1,750	1,988
	District of Columbia Income Tax Revenue	5.000%	5/1/42	2,215	2,530
	District of Columbia Income Tax Revenue	5.000%	7/1/42	10,300	11,629
	District of Columbia Income Tax Revenue	5.000%	5/1/43	1,000	1,135
	District of Columbia Income Tax Revenue	5.000%	3/1/44	11,060	11,953
	District of Columbia Income Tax Revenue	4.000%	3/1/45	15	15
	District of Columbia Income Tax Revenue	4.000%	5/1/45	8,505	8,475
	District of Columbia Income Tax Revenue	5.000%	5/1/45	3,090	3,351
	District of Columbia Income Tax Revenue	5.250%	5/1/48	7,000	7,923
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/37	1,055	1,113
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	1,000	1,023
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/41	13,000	13,008
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/42	1,000	1,022
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	2,490	2,675
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/47	4,545	4,575
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	5,150	5,155
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/49	5,050	5,300
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/51	4,575	4,578
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	505	390
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,309
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	865
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/38	9,400	5,051
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	267
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	493
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,010	961
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	5,650	5,943
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	24,430	22,739
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	2,065	1,585

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/52	20,430	19,653
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	2.750%	10/1/53	5,000	3,496
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/53	145	107
[4]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	5,080	4,858
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,135	3,774
[10]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue, Prere.	6.500%	10/1/26	23,615	25,820
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/26	1,350	1,427
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/27	330	356
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/28	2,100	2,263
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/29	2,765	2,970
	Washington Convention & Sports Authority Miscellaneous Taxes Revenue	5.000%	10/1/30	90	97
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/30	4,665	5,358
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/31	300	350
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/32	7,700	8,952
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/33	105	122
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/34	10	11
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/35	5	5
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/36	120	114
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	610	680
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/37	360	407
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/38	15	17
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/39	75	77
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/39	1,690	1,870
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/40	390	344
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/40	2,195	2,227
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/41	525	581
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/42	1,815	2,056
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	3.000%	7/15/43	2,795	2,351
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/43	1,475	1,480
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/43	2,310	2,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	2,125	2,300
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/45	4,130	4,603
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.000%	7/15/46	2,370	2,346
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/46	420	458
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	4.125%	7/15/47	7,750	7,778
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.000%	7/15/48	9,945	10,958
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.500%	7/15/51	350	399
	Washington Metropolitan Area Transit Authority Dedicated Appropriations Revenue	5.250%	7/15/53	6,180	6,903
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/36	1,285	1,364
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/42	7,150	7,455
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/1/43	190	198
					486,418
Florida (3.4%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	1,155	1,155
	Broward County FL Convention Center Hotel Economic Development Revenue	5.000%	1/1/47	35	38
	Broward County FL Convention Center Hotel Economic Development Revenue	5.500%	1/1/55	4,000	4,433
	Broward County FL School District COP	5.000%	7/1/24	195	196
	Broward County FL School District COP	5.000%	7/1/25	555	571
	Broward County FL School District COP	5.000%	7/1/25	5	5
	Broward County FL School District COP	5.000%	7/1/26	50	53
	Broward County FL School District COP	5.000%	7/1/27	2,185	2,349
	Broward County FL School District COP	5.000%	7/1/30	655	751
	Broward County FL School District COP	5.000%	7/1/31	825	937
	Broward County FL School District COP	5.000%	7/1/32	115	131
	Broward County FL School District COP	5.000%	7/1/33	1,380	1,559
	Broward County FL School District COP	5.000%	7/1/34	195	220
	Broward County FL School District COP	5.000%	7/1/35	5	6
	Broward County FL School District COP	5.000%	7/1/36	35	40
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,621
	Broward County FL Tourist Development Miscellaneous Taxes Revenue	4.000%	9/1/51	30	29
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/38	75	82
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/39	2,950	3,221
	Broward County FL Water & Sewer Utility Water Revenue	5.000%	10/1/40	195	212
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	9,000	9,174
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/47	1,930	1,932
[3]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.600%	3/1/48	1,000	1,104
[3]	Cape Coral FL Water & Sewer Special Assessment Revenue	5.650%	3/1/54	2,200	2,464
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	4,445	4,397

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Cape Coral FL Water & Sewer Water Revenue	5.250%	10/1/53	2,500	2,832
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,638
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	4,840	5,088
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/27	3,175	3,414
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	2,455	2,564
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,810	9,679
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	230	235
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	55	56
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	145	169
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,055	3,554
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	370	382
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	30	35
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	10,248
[3]	Central Florida Expressway Authority Highway Revenue	3.000%	7/1/34	175	169
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	285	294
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	3,810	4,391
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	565	573
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	2,646
[4]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	45	51
[4]	Central Florida Expressway Authority Highway Revenue	2.125%	7/1/36	5,000	4,148
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	1,065	1,036
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	1,695	1,717
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	1,060
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,185	1,191
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	75	78
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/38	2,345	2,476
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	8,495	8,499
[4]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	3,350	3,451
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,255	2,251
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	3,070	3,070
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,335	2,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/49	1,310	1,385
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	3,509
	Duval County Public Schools COP	5.000%	7/1/24	1,125	1,132
[4]	Duval County Public Schools COP	5.000%	7/1/26	65	68
[4]	Duval County Public Schools COP	5.000%	7/1/27	1,220	1,308
[4]	Duval County Public Schools COP	5.000%	7/1/28	1,905	2,085
[4]	Duval County Public Schools COP	5.000%	7/1/30	1,645	1,869
[4]	Duval County Public Schools COP	5.000%	7/1/31	2,140	2,423
[4]	Duval County Public Schools COP	5.000%	7/1/32	120	136
[4]	Duval County Public Schools COP	5.000%	7/1/33	190	215
[4]	Duval County Public Schools COP	5.000%	7/1/34	1,180	1,331
[4]	Duval County Public Schools COP	5.000%	7/1/35	1,390	1,563
	Florida Department of Environmental Protection Sales Tax Revenue	5.000%	7/1/25	1,349	1,360
	Florida Department of Management Services COP	5.000%	11/1/26	5,345	5,664
	Florida Department of Management Services COP	5.000%	11/1/27	1,005	1,089
	Florida Department of Management Services COP	5.000%	11/1/28	90	100
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/25	10,095	10,373
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/27	1,775	1,913
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/36	2,700	2,211
	Florida Department of Transportation Turnpike System Highway Revenue	2.000%	7/1/38	5,495	4,216
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	2,796
	Florida Department of Transportation Turnpike System Highway Revenue	4.000%	7/1/40	10,260	10,273
	Florida Department of Transportation Turnpike System Highway Revenue	2.125%	7/1/45	7,340	4,982
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/46	6,690	5,504
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/49	80	63
	Florida Department of Transportation Turnpike System Highway Revenue	5.000%	7/1/52	8,365	8,998
	Florida GO	5.000%	6/1/24	1,065	1,072
	Florida GO	5.000%	6/1/24	4,110	4,137
	Florida GO	5.000%	6/1/25	15,000	15,427
	Florida GO	5.000%	6/1/26	2,960	3,115
	Florida GO	4.000%	7/1/30	730	771
	Florida GO	5.000%	6/1/33	17,500	21,259
[9]	Florida GO	4.125%	7/1/53	6,000	5,999
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	565
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	12,420	9,705
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	12,845	12,390
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/24	5,000	5,040
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/25	5,750	5,847

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/26	5,405	5,625
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/27	4,515	4,730
	Florida Insurance Assistance Interlocal Agency Inc. Miscellaneous Revenue	5.000%	9/1/28	3,600	3,766
	Florida Keys Aqueduct Authority Water Revenue	3.750%	9/1/37	500	500
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	2,811
	Florida Lottery Revenue	5.000%	7/1/24	1,430	1,442
	Florida Lottery Revenue	5.000%	7/1/25	1,920	1,978
	Florida Lottery Revenue	5.000%	7/1/26	1,700	1,791
	Florida Lottery Revenue	5.000%	7/1/27	2,650	2,860
	Florida Lottery Revenue	5.000%	7/1/28	1,925	2,121
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	650	658
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	5,235	5,480
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	1,630	1,706
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	2,045	2,136
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,378
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/30	15	16
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/31	1,810	1,886
	Fort Lauderdale FL Water & Sewer Water Revenue	4.000%	9/1/43	1,475	1,479
	Fort Lauderdale FL Water & Sewer Water Revenue	3.500%	9/1/48	150	132
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/48	3,000	3,468
	Fort Lauderdale FL Water & Sewer Water Revenue	5.500%	9/1/53	5,380	6,180
[4]	Fort Pierce Utilities Authority Multiple Utility Revenue	4.000%	10/1/52	2,670	2,539
	Gainesville FL Utilities System Electric Power & Light Revenue	5.000%	10/1/36	2,970	3,160
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/44	2,040	2,175
	Gainesville FL Utilities System Multiple Utility Revenue	5.000%	10/1/47	25	26
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	43
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	5,353
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	70	74
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	4.000%	10/1/52	3,000	2,957
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	12,535	12,691
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue, Prere.	5.000%	10/1/24	17,000	17,211
	Hillsborough County FL Miscellaneous Revenue	3.000%	8/1/46	4,305	3,456
	Hillsborough County FL Utility Water Revenue	2.500%	8/1/51	60	41
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	383
[4]	Hollywood FL GO	4.000%	7/1/41	3,330	3,370
	Jacksonville FL General Fund Revenue	5.500%	10/1/53	5,000	5,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/28	8,640	9,548
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	790
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	553
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	518
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	342
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	2,085	2,198
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	7,000	7,529
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/28	160	172
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,073
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/32	310	331
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/33	1,750	1,881
	JEA Electric System Electric Power & Light Revenue	3.375%	10/1/34	65	65
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,219
	JEA Water & Sewer System Water Revenue	5.000%	10/1/29	45	49
	JEA Water & Sewer System Water Revenue	4.000%	10/1/39	2,990	3,002
[9]	JEA Water & Sewer System Water Revenue	5.250%	10/1/49	6,000	6,756
[9]	JEA Water & Sewer System Water Revenue	5.500%	10/1/54	7,285	8,305
[3]	Lake Worth Beach FL Consolidated Utility Multiple Utility Revenue	4.000%	10/1/52	3,250	3,121
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.250%	10/1/36	3,000	3,585
	Lakeland FL Department of Electric Utilities Electric Power & Light Revenue	5.000%	10/1/48	5,000	5,786
	Lee County School Board COP	4.000%	8/1/46	6,000	5,980
	Lee County School Board COP	4.000%	8/1/48	4,000	3,933
	Manatee County FL Appropriations Revenue	5.250%	10/1/48	2,000	2,262
	Manatee County FL Appropriations Revenue	5.500%	10/1/53	2,000	2,280
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/48	5,000	4,989
	Manatee FL Public Utilities Revenue Water Revenue	4.000%	10/1/53	5,820	5,652
	Miami Beach FL GO	4.000%	5/1/44	115	116
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	12,000	12,167
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	1,919
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	8,255	8,576
[4]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	640	640
[4]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	235
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.000%	3/1/48	7,500	8,299
	Miami FL Miscellaneous Taxes Revenue (Street & Sidewalk Improvement Project)	5.250%	3/1/53	10,000	11,155
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,186
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	5,585	5,629
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/42	230	230
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	600	568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/53	9,710	9,289
	Miami-Dade County Educational Facilities College & University Revenue	4.000%	4/1/37	85	85
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	4,320	4,344
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	955	961
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	2,345	2,357
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	3,800	3,823
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	845
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	8,000	8,010
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	266
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	8,637
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/24	2,400	2,427
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	3,650	3,739
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	975	1,017
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,416
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	935	942
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,135	10,372
	Miami-Dade County FL GO	4.000%	7/1/34	15	15
	Miami-Dade County FL GO	4.000%	7/1/35	110	110
	Miami-Dade County FL GO	5.000%	7/1/37	25	26
	Miami-Dade County FL GO	3.750%	7/1/42	5	5
	Miami-Dade County FL GO	4.000%	7/1/42	85	85
	Miami-Dade County FL GO	5.000%	7/1/48	2,200	2,320
	Miami-Dade County FL Miscellaneous Revenue	5.000%	4/1/48	2,500	2,682
[10]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	2,060	2,512
[10]	Miami-Dade County FL Recreational Revenue	7.000%	10/1/39	100	121
[10]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	1,240	420
[10]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	611
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/34	1,360	937
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/34	2,140	2,224
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	13,108
	Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	1,115	1,155
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/39	20,000	10,658
	Miami-Dade County FL Special Obligation Revenue	4.000%	10/1/39	20	20
	Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/40	2,475	1,243
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,825	1,845
	Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/43	1,100	1,160

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/44	1,575	1,584
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/45	5,070	5,072
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/45	13,355	14,608
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/46	40	44
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/49	1,300	1,290
Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/50	200	196
Miami-Dade County FL Transit System Sales Tax Revenue	5.000%	7/1/52	16,000	17,128
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/24	30	30
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/25	165	171
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/26	4,110	4,236
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,610	1,735
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/27	1,650	1,782
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/28	1,510	1,623
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/29	605	650
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/30	1,345	1,381
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/31	12,000	12,326
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/32	125	128
Miami-Dade County FL Water & Sewer System Water Revenue	3.000%	10/1/36	25	23
Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/36	1,800	1,841
Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/37	6,545	6,662
Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/38	8,725	8,852
Miami-Dade County FL Water & Sewer System Water Revenue	3.125%	10/1/39	105	93
Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/41	3,545	3,609
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/43	6,485	6,851
Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/44	1,960	1,965
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/44	6,845	7,261
Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/46	1,000	1,000
Miami-Dade County FL Water & Sewer System Water Revenue	5.000%	10/1/46	1,740	1,829
Miami-Dade County FL Water & Sewer System Water Revenue	3.375%	10/1/47	1,355	1,119
Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/47	115	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,540	3,488
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/48	3,515	3,464
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/49	26,025	25,530
	Miami-Dade County FL Water & Sewer System Water Revenue	4.000%	10/1/51	4,000	3,864
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,335
	Miami-Dade County School Board COP	5.000%	2/1/25	220	224
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	1,876
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,058
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,367
	Miami-Dade County School Board COP	5.000%	2/1/29	10,055	10,454
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	7,377
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,318
[4]	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	3.000%	10/1/50	65	50
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/47	7,520	8,163
	Miami-Dade FL Transit System County Sales Tax Revenue	5.000%	7/1/49	200	215
[4]	Miami-Dade Seaport Department County Port, Airport & Marina Revenue	4.000%	10/1/49	16,960	16,585
	Mid-Bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,082
[4]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	262
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,310	1,323
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,088
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,265	1,266
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	525	523
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	255	255
	Orange County School Board COP	5.000%	8/1/32	6,530	7,686
	Orange County School Board COP, Prere.	5.000%	8/1/25	1,855	1,909
	Orange County School Board COP, Prere.	5.000%	8/1/25	200	206
	Orlando FL Miscellaneous Revenue	5.000%	10/1/48	350	371
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	23,615	23,719
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	3,865	3,882
	Orlando Utilities Commission Electric Power & Light Revenue	2.375%	10/1/46	50	35
	Orlando Utilities Commission Electric Power & Light Revenue PUT	1.250%	10/1/28	8,495	7,418
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	25
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,034
[5]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	696
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	578
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	294
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	692
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,160

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	517
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	311
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	176
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	2,945	3,034
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	2,750	750
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	4,250	1,091
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	2,800	2,861
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	2,000	486
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/52	7,475	1,623
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/54	2,800	543
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	8,800	7,637
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	445
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	2,315	803
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	502
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	800
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	4,000	1,160
	Palm Beach County School District COP	5.000%	8/1/26	1,250	1,318
	Palm Beach County School District COP	5.000%	8/1/26	375	386
	Palm Beach County School District COP	5.000%	8/1/27	2,595	2,795
	Palm Beach County School District COP	5.000%	8/1/27	2,960	3,042
	Palm Beach County School District COP	5.000%	8/1/28	3,025	3,321
	Palm Beach County School District COP	5.000%	8/1/29	605	664
	Palm Beach County School District COP	5.000%	8/1/33	3,975	4,515
	Palm Beach County School District COP	5.000%	8/1/34	3,900	4,436
	Palm Beach County School District COP	5.000%	8/1/40	3,000	3,440
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	4,255	4,255
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,170
[4]	Pasco FL Intergovernmental Agreement Revenue	5.000%	9/1/48	9,500	10,186
[4]	Pasco FL Intergovernmental Agreement Revenue	5.750%	9/1/54	9,200	10,344
[3]	Port St. Lucie FL Special Assessment Revenue	3.000%	7/1/41	200	173
	Port St. Lucie FL Special Assessment Revenue	3.250%	7/1/45	355	305
	Sarasota County FL Sales Tax Revenue	5.000%	10/1/29	2,825	3,193
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/47	5,500	6,131
	Sarasota County FL Utility System Revenue Water Revenue	5.250%	10/1/52	5,000	5,562
	School Board of Miami-Dade County COP	5.000%	5/1/26	2,025	2,068
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,579
	School Board of Miami-Dade County COP	5.000%	2/1/28	25	26
	School Board of Miami-Dade County COP	5.000%	2/1/30	5,040	5,237
	School Board of Miami-Dade County COP	5.000%	5/1/30	25	25
	School Board of Miami-Dade County COP	3.250%	2/1/33	540	540
	School Board of Miami-Dade County GO	5.000%	3/15/33	1,600	1,603
[3]	School Board of Miami-Dade County GO	5.000%	3/15/47	3,195	3,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	School Board of Miami-Dade County GO	5.000%	3/15/52	15,000	16,098
	Seminole County FL Special Obligation Revenue	5.000%	10/1/52	7,500	8,073
	South Florida Water Management District COP	5.000%	10/1/33	2,250	2,345
	South Florida Water Management District COP	5.000%	10/1/35	135	139
	St. Johns County FL Water & Sewer Water Revenue	5.000%	6/1/52	15,000	16,430
	St. Johns County FL Water & Sewer Water Revenue, Prere.	5.000%	6/1/24	700	704
	St. Johns County FL Water & Sewer Water Revenue, Prere.	5.000%	6/1/24	1,000	1,006
[4]	St. Lucie County School Board (Master Lease Program) COP	5.000%	7/1/48	7,500	8,174
[4]	St. Lucie County School Board (Master Lease Program) COP	5.250%	7/1/53	7,500	8,293
	St. Lucie FL Miscellaneous Revenue	5.000%	10/1/34	1,140	1,226
	Tampa Bay Water Revenue	4.000%	10/1/30	5,000	5,073
	Tampa Bay Water Revenue	4.000%	10/1/31	10,000	10,138
	Tampa Bay Water Revenue	5.250%	10/1/47	11,500	12,810
	Tampa FL Appropriations Revenue	2.000%	10/1/41	1,375	976
	Tampa FL Appropriations Revenue	2.250%	10/1/51	5,000	3,145
	Tampa FL Miscellaneous Taxes Revenue	0.000%	9/1/45	4,000	1,485
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	666
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	3,641
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/50	5,405	5,814
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/52	6,555	7,141
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/54	14,015	15,076
	Tampa FL Water & Wastewater System Water Revenue	5.250%	10/1/57	6,950	7,690
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	17,350	17,069
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	8,365	8,639
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,935	2,020
[3]	University of Florida Department of Housing & Residence Education Housing Local or Guaranteed Housing Revenue	3.000%	7/1/51	20	16
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,020
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	530
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/49	3,440	3,606
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/46	4,020	4,296
[3]	Wildwood Utility Dependent District Water Revenue (South Sumter Utility Project)	5.000%	10/1/52	7,500	7,909
					1,163,590
Georgia (1.6%)
	Atlanta Development Authority Hotel Occupancy Tax Revenue	5.250%	7/1/44	50	51
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/35	70	78
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/37	15,000	16,593

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	1,845
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/40	1,000	1,088
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	1,770
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	1,725	1,816
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	185	199
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/28	120	132
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	30	34
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/48	1,305	1,447
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	4.000%	7/1/52	285	281
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/53	2,350	2,586
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/26	15	15
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/27	400	410
[4]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	205	219
[7]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	1,380	1,466
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	1,440	1,476
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	330	338
[4]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	2,020	2,422
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/31	20	20
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/32	1,000	1,025
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	19,505	19,814
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/41	285	300
	Atlanta GA Water & Wastewater Water Revenue	3.500%	11/1/43	60	55
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	5,496
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,460	2,526
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	267
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	5,020	5,154
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	30	31
[4]	Augusta GA Water & Sewer Water Revenue	3.500%	10/1/42	660	608
[4]	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/32	65	69
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/39	40	46
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/40	3,115	3,532
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/41	55	62
	DeKalb County GA Water & Sewerage Water Revenue	5.000%	10/1/52	4,500	4,928
	Fulton County GA Water & Sewerage Water Revenue	2.250%	1/1/43	30	22
	Fulton County GA Water & Sewerage Water Revenue	2.375%	1/1/44	125	91
	Fulton County GA Water & Sewerage Water Revenue	3.000%	1/1/45	45	37
	Georgia GO	4.000%	7/1/24	15	15
	Georgia GO	4.000%	1/1/25	1,340	1,354

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia GO	5.000%	2/1/25	2,350	2,399
Georgia GO	5.000%	2/1/25	1,290	1,292
Georgia GO	5.000%	2/1/25	2,230	2,277
Georgia GO	4.000%	7/1/25	1,710	1,738
Georgia GO	4.000%	7/1/25	35	36
Georgia GO	5.000%	7/1/25	2,000	2,061
Georgia GO	5.000%	8/1/25	200	206
Georgia GO	5.000%	12/1/25	340	354
Georgia GO	4.000%	2/1/26	9,135	9,143
Georgia GO	4.000%	7/1/26	13,835	14,265
Georgia GO	5.000%	7/1/26	50	53
Georgia GO	5.000%	7/1/26	2,750	2,901
Georgia GO	5.000%	12/1/26	225	240
Georgia GO	3.000%	1/1/27	10	10
Georgia GO	4.000%	1/1/27	15	16
Georgia GO	5.000%	1/1/27	35	37
Georgia GO	5.000%	2/1/27	5,065	5,300
Georgia GO	5.000%	2/1/27	2,825	2,830
Georgia GO	4.000%	7/1/27	15,415	16,136
Georgia GO	5.000%	7/1/27	2,135	2,307
Georgia GO	5.000%	7/1/27	6,395	6,911
Georgia GO	5.000%	7/1/27	180	192
Georgia GO	5.000%	8/1/27	5,665	6,134
Georgia GO	5.000%	1/1/28	1,990	2,127
Georgia GO	5.000%	2/1/28	125	131
Georgia GO	5.000%	2/1/28	5,140	5,504
Georgia GO	5.000%	2/1/28	1,520	1,553
Georgia GO	4.000%	7/1/28	235	250
Georgia GO	5.000%	7/1/28	2,150	2,300
Georgia GO	5.000%	7/1/28	1,235	1,366
Georgia GO	5.000%	7/1/28	6,110	6,756
Georgia GO	5.000%	7/1/28	2,000	2,162
Georgia GO	5.000%	8/1/28	5,890	6,525
Georgia GO	4.000%	1/1/29	2,415	2,504
Georgia GO	3.000%	2/1/29	560	558
Georgia GO	5.000%	2/1/29	470	493
Georgia GO	5.000%	2/1/29	100	107
Georgia GO	5.000%	7/1/29	3,340	3,617
Georgia GO	5.000%	7/1/29	1,360	1,507
Georgia GO	5.000%	7/1/29	8,450	9,554
Georgia GO	5.000%	8/1/29	3,830	4,339
Georgia GO	3.000%	2/1/30	245	245
Georgia GO	5.000%	2/1/30	10,000	10,490
Georgia GO	5.000%	2/1/30	525	563
Georgia GO	5.000%	7/1/30	6,305	7,108
Georgia GO	5.000%	7/1/30	2,065	2,235
Georgia GO	5.000%	7/1/30	155	179
Georgia GO	5.000%	7/1/30	9,655	11,149
Georgia GO	5.000%	7/1/30	50	55
Georgia GO	5.000%	8/1/30	1,180	1,365
Georgia GO	5.000%	2/1/31	10,140	10,874
Georgia GO	5.000%	7/1/31	2,000	2,254
Georgia GO	5.000%	7/1/31	4,800	5,642
Georgia GO	5.000%	7/1/31	25	28
Georgia GO	5.000%	7/1/31	15	18
Georgia GO	5.000%	8/1/31	2,650	3,062
Georgia GO	5.000%	2/1/32	200	214
Georgia GO	5.000%	7/1/32	2,885	3,186

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	7/1/32	5,155	6,057
	Georgia GO	5.000%	7/1/32	2,475	2,788
	Georgia GO	5.000%	7/1/32	15	18
	Georgia GO	5.000%	8/1/32	1,890	2,183
	Georgia GO	3.000%	7/1/33	160	159
	Georgia GO	5.000%	7/1/33	65	76
	Georgia GO	5.000%	7/1/33	1,040	1,243
	Georgia GO	5.000%	8/1/33	9,265	10,696
	Georgia GO	3.000%	2/1/34	430	428
	Georgia GO	5.000%	7/1/34	35	42
	Georgia GO	4.000%	8/1/35	10	11
	Georgia GO	4.000%	2/1/36	5,000	5,117
	Georgia GO	4.000%	7/1/36	30	31
	Georgia GO	4.000%	7/1/36	2,945	3,174
	Georgia GO	5.000%	7/1/36	65	77
	Georgia GO	3.000%	2/1/37	25	24
	Georgia GO	3.250%	7/1/37	360	356
	Georgia GO	4.000%	7/1/38	1,200	1,273
[7]	Georgia Local Government COP	4.750%	6/1/28	83	86
[6]	Georgia Municipal Electric Authority Electric Power & Light Revenue	7.000%	1/1/25	395	408
	Georgia Municipal Electric Authority Electric Power & Light Revenue	5.000%	1/1/29	125	134
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,342
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,402
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	602
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	1,185	1,229
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/34	500	530
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	2,710	2,661
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/48	5,850	5,970
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	6,590	6,732
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/55	2,500	2,621
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,016
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	8,000	7,463
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	3,790	3,844
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	5,230	5,305
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,043
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.500%	7/1/63	11,445	11,495
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/63	10,405	11,025
[4]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/64	4,230	4,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.250%	7/1/64	3,780	4,019
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	4,045	4,200
	Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,040
	Georgia Municipal Electric Authority Nuclear Revenue (Project One Subordinated)	5.000%	1/1/34	80	91
[3]	Georgia Municipal Electric Authority Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	4,500	4,317
	Georgia Municipal Electric Authority Nuclear Revenue (Subordinate Project)	4.000%	1/1/51	10	9
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/40	3,250	3,352
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/42	1,235	1,388
	Georgia Ports Authority Port, Airport & Marina Revenue	5.250%	7/1/43	25	29
	Georgia Ports Authority Port, Airport & Marina Revenue	3.000%	7/1/46	4,565	3,743
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/47	2,500	2,516
	Georgia Ports Authority Port, Airport & Marina Revenue	5.000%	7/1/47	65	72
	Georgia Ports Authority Port, Airport & Marina Revenue	2.625%	7/1/51	4,700	3,284
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/51	5,705	5,634
	Georgia Ports Authority Port, Airport & Marina Revenue	4.000%	7/1/52	3,570	3,519
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/24	250	252
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,027
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/26	1,290	1,355
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/27	90	97
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,671
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	12,925	14,490
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/30	3,645	4,170
	Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/32	30	34
	Gwinnett County School District GO	5.000%	8/1/25	1,525	1,570
	Gwinnett County School District GO	5.000%	8/1/26	5,205	5,511
	Gwinnett County School District GO	5.000%	8/1/27	15,945	17,309
	Gwinnett County School District GO	5.000%	2/1/31	1,075	1,107
	Gwinnett County School District GO	5.000%	2/1/38	5	5
	Gwinnett County School District GO	5.000%	2/1/40	50	54
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/43	1,000	670
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/44	1,000	657
	Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	2.000%	8/1/45	1,000	649
	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/24	5	5

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/25	1,635	1,662
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/30	75	79
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,125	2,235
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/32	1,200	1,262
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	375	394
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/34	40	42
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/35	305	320
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/37	925	884
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	104
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.500%	7/1/38	130	128
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.250%	7/1/39	2,225	2,073
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	8,390	8,649
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/47	500	415
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	120	95
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	270	279
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,950	2,209
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	750	850
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	16,750	19,337
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/32	4,025	4,805
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/33	12,250	14,835
Private Colleges & Universities Authority College & University Revenue	4.000%	10/1/38	3,895	3,910
Private Colleges & Universities Authority College & University Revenue	3.000%	10/1/43	100	82
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/43	14,065	14,068
Private Colleges & Universities Authority College & University Revenue	4.000%	4/1/44	2,250	2,227
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	2,000	2,058
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,223
Private Colleges & Universities Authority College & University Revenue, Prere.	5.000%	4/1/24	2,360	2,367
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (Sandy Springs City Center Project), Prere.	4.000%	5/1/26	205	211
				549,312
Hawaii (0.5%)
City & County Honolulu HI Wastewater System Sewer Revenue	3.000%	7/1/41	25	22

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Hawaii Airports System Port, Airport & Marina Revenue	5.000%	7/1/34	75	85
Hawaii GO	5.000%	8/1/24	265	268
Hawaii GO	5.000%	10/1/24	805	815
Hawaii GO	5.000%	8/1/25	770	778
Hawaii GO	5.000%	10/1/25	60	62
Hawaii GO	5.000%	8/1/26	1,420	1,433
Hawaii GO	5.000%	10/1/26	2,210	2,285
Hawaii GO	5.000%	4/1/27	1,315	1,374
Hawaii GO	5.000%	5/1/27	25	27
Hawaii GO	5.000%	8/1/27	4,200	4,237
Hawaii GO	5.000%	10/1/27	2,030	2,139
Hawaii GO	5.000%	10/1/27	180	190
Hawaii GO	5.000%	1/1/28	210	229
Hawaii GO	4.000%	4/1/28	540	552
Hawaii GO	5.000%	5/1/28	390	418
Hawaii GO	5.000%	8/1/28	70	71
Hawaii GO	5.000%	10/1/28	10	11
Hawaii GO	5.000%	10/1/28	35	37
Hawaii GO	5.000%	1/1/29	130	142
Hawaii GO	5.000%	8/1/29	900	907
Hawaii GO	5.000%	10/1/29	30	32
Hawaii GO	5.000%	1/1/30	355	386
Hawaii GO	5.000%	8/1/30	3,375	3,401
Hawaii GO	5.000%	10/1/30	1,485	1,600
Hawaii GO	5.000%	1/1/31	3,275	3,562
Hawaii GO	4.000%	5/1/31	7,870	8,131
Hawaii GO	4.000%	10/1/31	6,675	6,845
Hawaii GO	5.000%	10/1/31	930	1,000
Hawaii GO	5.000%	1/1/32	65	72
Hawaii GO	3.000%	4/1/32	20	20
Hawaii GO	4.000%	5/1/32	9,115	9,381
Hawaii GO	4.000%	8/1/32	14,190	14,193
Hawaii GO	4.000%	10/1/32	1,550	1,589
Hawaii GO	4.000%	1/1/34	2,675	2,779
Hawaii GO	5.000%	5/1/34	100	106
Hawaii GO	4.000%	10/1/34	2,510	2,542
Hawaii GO	4.000%	10/1/34	8,830	9,031
Hawaii GO	3.250%	1/1/35	55	55
Hawaii GO	3.000%	4/1/35	165	161
Hawaii GO	5.000%	1/1/36	95	103
Hawaii GO	3.000%	4/1/36	230	221
Hawaii GO	4.000%	5/1/36	20	20
Hawaii GO	4.000%	10/1/36	15	15
Hawaii GO	5.000%	1/1/38	75	80
Hawaii GO, Prere.	5.000%	8/1/24	985	995
Hawaii GO, Prere.	5.000%	10/1/25	10,000	10,346
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	3,385	3,539
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/26	5	5
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,245	1,333
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/27	375	406
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/28	295	322
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/28	345	381

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/29	315	352
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/30	100	114
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	9/1/30	1,600	1,765
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	810	918
Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/31	10,105	11,679
Honolulu HI City & County GO	5.000%	10/1/37	750	768
Honolulu HI City & County GO	3.000%	8/1/41	945	821
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/28	8,785	9,604
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/29	1,055	1,179
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	9/1/29	315	348
Honolulu HI City & County GO (Honolulu Rail Transit Project)	5.000%	3/1/30	4,775	5,439
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	445
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	639
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,178
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/42	7,950	8,036
Honolulu HI City & County Wastewater System Sewer Revenue	3.000%	7/1/46	20	16
Honolulu HI City & County Wastewater System Sewer Revenue	4.125%	7/1/47	75	75
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/49	6,035	6,404
Honolulu HI City & County Wastewater System Sewer Revenue (Green Bonds)	4.500%	7/1/53	5,450	5,625
Honolulu HI City & County Wastewater System Sewer Revenue (Green Bonds)	5.250%	7/1/53	2,650	2,959
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,885	1,941
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	365
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	5
				159,409
Idaho (0.0%)
Idaho Housing & Finance Association Appropriations Revenue	5.000%	7/15/29	90	101
Idaho Housing & Finance Association Appropriations Revenue	4.000%	7/15/39	645	654
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	3,490	3,673
Idaho Housing & Finance Association Sales Tax Revenue	5.000%	8/15/47	8,830	9,714
Idaho Housing & Finance Association Sales Tax Revenue	5.250%	8/15/48	1,170	1,326
Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project), Prere.	4.000%	9/1/27	1,035	1,084
				16,552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois (5.4%)
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/33	200	213
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/34	2,100	2,231
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/35	850	902
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.100%	4/1/36	10,000	10,693
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.000%	4/1/45	3,260	3,414
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	6.000%	4/1/46	7,715	8,056
	Chicago Board of Education Dedicated Capital Improvement Tax Ad Valorem Property Tax Revenue	5.750%	4/1/48	10,380	11,476
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/35	2,000	2,071
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,049
	Chicago Board of Education Dedicated Capital Improvement Tax Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,017
[4]	Chicago Board of Education GO	5.000%	12/1/29	2,000	2,131
	Chicago Board of Education GO	5.000%	12/1/30	5,000	5,109
	Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	1,978
	Chicago IL GO	5.000%	1/1/25	3,360	3,398
	Chicago IL GO	5.000%	1/1/25	4,500	4,551
	Chicago IL GO	5.000%	1/1/26	610	626
	Chicago IL GO	5.000%	1/1/27	750	782
	Chicago IL GO	5.000%	1/1/27	640	653
	Chicago IL GO	5.000%	1/1/28	755	796
	Chicago IL GO	0.000%	1/1/29	405	332
	Chicago IL GO	5.625%	1/1/30	1,525	1,596
	Chicago IL GO	5.000%	1/1/31	270	287
	Chicago IL GO	5.500%	1/1/31	840	851
	Chicago IL GO	5.625%	1/1/31	325	340
	Chicago IL GO	5.000%	1/1/32	3,000	3,276
	Chicago IL GO	5.000%	1/1/33	10,300	11,242
	Chicago IL GO	5.500%	1/1/33	1,860	1,884
	Chicago IL GO	5.750%	1/1/33	15,430	16,185
[7]	Chicago IL GO	0.000%	1/1/34	10,425	6,922
	Chicago IL GO	5.000%	1/1/34	10,235	11,164
	Chicago IL GO	5.000%	1/1/34	1,075	1,185
	Chicago IL GO	5.500%	1/1/34	310	314
	Chicago IL GO	5.750%	1/1/34	2,400	2,516
	Chicago IL GO	4.000%	1/1/35	8,000	8,143
	Chicago IL GO	4.000%	1/1/35	1,000	1,020
	Chicago IL GO	5.000%	1/1/35	1,085	1,193
	Chicago IL GO	5.500%	1/1/35	250	269
	Chicago IL GO	4.000%	1/1/36	1,000	1,012
	Chicago IL GO	5.000%	1/1/38	1,450	1,455
	Chicago IL GO	5.250%	1/1/38	4,250	4,601
	Chicago IL GO	6.000%	1/1/38	9,285	9,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/39	5,000	5,189
	Chicago IL GO	5.500%	1/1/39	335	337
	Chicago IL GO	5.500%	1/1/39	3,500	3,821
	Chicago IL GO	5.500%	1/1/40	1,000	1,085
	Chicago IL GO	5.500%	1/1/41	1,000	1,063
	Chicago IL GO	5.500%	1/1/43	1,200	1,267
	Chicago IL GO	5.000%	1/1/44	11,055	11,311
	Chicago IL GO	5.500%	1/1/49	21,505	22,166
	Chicago IL GO, Prere.	5.250%	1/1/25	690	701
[7]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	506
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	2,607
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	510
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/48	1,680	1,848
[4]	Chicago IL Wastewater Transmission Sewer Revenue	4.000%	1/1/52	150	145
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/53	5,000	5,491
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/58	5,000	5,451
[4]	Chicago IL Wastewater Transmission Sewer Revenue	5.500%	1/1/62	5,000	5,548
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	899
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	376
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/32	2,545	2,978
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,053
[4]	Chicago IL Waterworks Water Revenue	5.000%	11/1/39	1,070	1,200
[4]	Chicago IL Waterworks Water Revenue	4.000%	11/1/40	2,100	2,141
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/48	715	796
[4]	Chicago IL Waterworks Water Revenue	5.250%	11/1/53	3,205	3,515
[4]	Chicago IL Waterworks Water Revenue	5.500%	11/1/62	10,925	12,104
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/39	17,850	17,975
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	5,170	5,198
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,400	2,497
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	5,000	5,926
[3]	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	5,000	5,909
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	397
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	7,840	7,930
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	2,520	2,565
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	1,235	1,257
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,740	2,778
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,785	2,898
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	1,240	1,259
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,696

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	900	914
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	320	341
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	540	548
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	105	109
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	2,000	2,216
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	550	558
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	865	895
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	11,065	11,225
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	375	388
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	550	558
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	1,370	1,417
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	20	21
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	4,945	5,009
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	520	538
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	5,605	5,797
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	400	420
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	610	618
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	755	781
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	300	310
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	65	73
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,550	5,775
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	10	11
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	135	139
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	299
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	340	381
Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	13,750	14,174
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	1,465	1,510
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	645	675
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,515	2,623
Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	3,470	3,569
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	570	602
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	880	915
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	220	238
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	175	179
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	845
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	1,700	1,833
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	135	138
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	210	213
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/42	1,025	1,068
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/44	15,000	14,968
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,412
[3]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/47	245	247
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	7,445	7,636
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/48	8,760	9,258
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	10,130	10,365
[4]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/53	40	39
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	19,120	20,089
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.500%	1/1/56	7,000	7,139
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/56	10,000	10,794
[3]	Chicago Park District GO	4.000%	1/1/41	1,000	995
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	5,925	6,335
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/45	1,635	1,705
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	7,480	7,662
[3]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	35	38
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/49	395	380
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	21,120	21,219
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/50	1,835	1,736
[4]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	515	529
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	12,565
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/55	1,395	1,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/57	6,000	6,181
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	201
[3]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	3,555
	Cook County IL GO	5.000%	11/15/24	380	385
	Cook County IL GO	4.000%	11/15/25	510	518
	Cook County IL GO	5.000%	11/15/25	2,205	2,276
	Cook County IL GO	4.000%	11/15/26	700	721
[4]	Cook County IL GO	5.000%	11/15/26	5	5
	Cook County IL GO	5.000%	11/15/26	3,360	3,546
	Cook County IL GO	4.000%	11/15/27	2,875	3,002
	Cook County IL GO	5.000%	11/15/28	4,575	5,028
	Cook County IL GO	5.000%	11/15/29	1,160	1,301
	Cook County IL GO	5.000%	11/15/30	1,000	1,053
	Cook County IL GO	5.000%	11/15/31	670	705
	Cook County IL GO	5.000%	11/15/31	4,025	4,556
	Cook County IL GO	5.000%	11/15/32	4,020	4,517
	Cook County IL GO	5.000%	11/15/33	3,875	4,331
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	6,000	5,951
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	9,905	9,838
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,100	3,080
	Cook County IL Sales Tax Revenue	5.250%	11/15/45	3,190	3,516
	Evanston IL GO	3.500%	12/1/38	645	621
[3]	Evanston IL GO	3.500%	12/1/39	755	724
	Illinois (Rebuild Illinois Program) GO	5.000%	11/1/30	8,565	9,425
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/40	4,000	3,970
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/41	2,730	2,686
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,515	2,432
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/44	1,000	960
	Illinois Development Finance Authority Local or Guaranteed Housing Revenue, ETM	0.000%	7/15/25	350	334
	Illinois Finance Authority College & University Revenue	5.000%	10/1/25	8,395	8,690
	Illinois Finance Authority College & University Revenue	5.000%	10/1/33	1,710	1,723
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	545	669
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	1,662
	Illinois Finance Authority College & University Revenue	4.000%	10/1/38	2,000	2,001
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	1,612
	Illinois Finance Authority College & University Revenue	4.000%	10/1/40	1,000	989
	Illinois Finance Authority College & University Revenue	5.000%	10/1/40	2,230	2,263
	Illinois Finance Authority College & University Revenue	5.250%	5/15/48	2,000	2,235
	Illinois Finance Authority College & University Revenue	4.000%	4/1/50	925	898
	Illinois Finance Authority College & University Revenue	5.250%	5/15/54	5,000	5,539
	Illinois Finance Authority College & University Revenue, Prere.	5.000%	10/1/25	1,510	1,559
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,319

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	2,829
	Illinois Finance Authority Lease Revenue	4.000%	7/1/35	75	76
	Illinois Finance Authority Water Revenue	5.000%	7/1/32	595	634
	Illinois Finance Authority Water Revenue	5.000%	7/1/33	2,260	2,409
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	65	69
	Illinois Finance Authority Water Revenue	5.000%	7/1/34	5	6
	Illinois Finance Authority Water Revenue	5.000%	7/1/35	65	69
	Illinois Finance Authority Water Revenue	4.000%	7/1/37	170	178
	Illinois GO	5.000%	2/1/24	125	125
	Illinois GO	5.000%	2/1/24	6,670	6,670
	Illinois GO	4.000%	3/1/24	3,185	3,186
	Illinois GO	5.000%	3/1/24	2,000	2,002
	Illinois GO	5.000%	3/1/24	1,000	1,001
	Illinois GO	5.000%	3/1/24	1,735	1,737
	Illinois GO	5.000%	5/1/24	2,110	2,118
	Illinois GO	5.000%	7/1/24	1,000	1,006
	Illinois GO	5.000%	10/1/24	5,000	5,051
	Illinois GO	5.000%	11/1/24	13,410	13,566
	Illinois GO	5.000%	2/1/25	1,100	1,118
	Illinois GO	5.000%	3/1/25	16,480	16,766
	Illinois GO	5.000%	3/1/25	90	92
	Illinois GO	5.000%	7/1/25	4,500	4,606
	Illinois GO	5.000%	10/1/25	1,435	1,476
	Illinois GO	5.000%	10/1/25	55	57
	Illinois GO	5.000%	11/1/25	34,385	35,412
[3]	Illinois GO	5.000%	11/1/25	5,000	5,152
	Illinois GO	5.000%	2/1/26	1,150	1,189
	Illinois GO	5.000%	3/1/26	6,470	6,699
	Illinois GO	5.000%	5/1/26	5,000	5,193
	Illinois GO	5.000%	7/1/26	1,105	1,151
	Illinois GO	5.000%	10/1/26	200	209
	Illinois GO	5.000%	10/1/26	300	314
	Illinois GO	3.250%	11/1/26	2,360	2,336
	Illinois GO	5.000%	11/1/26	1,250	1,311
	Illinois GO	5.000%	11/1/26	12,395	12,999
	Illinois GO	5.000%	1/1/27	640	659
	Illinois GO	5.000%	2/1/27	250	250
	Illinois GO	5.000%	2/1/27	6,630	6,975
	Illinois GO	5.000%	3/1/27	5,000	5,268
	Illinois GO	5.000%	3/1/27	6,065	6,390
	Illinois GO	5.000%	3/1/27	275	290
	Illinois GO	5.000%	5/1/27	370	371
	Illinois GO	5.000%	7/1/27	1,000	1,060
	Illinois GO	5.000%	10/1/27	1,650	1,756
	Illinois GO	5.000%	10/1/27	3,400	3,619
	Illinois GO	5.000%	11/1/27	40,110	42,758
	Illinois GO	5.000%	12/1/27	890	950
	Illinois GO	5.000%	2/1/28	1,095	1,153
	Illinois GO	5.000%	3/1/28	4,800	5,143
	Illinois GO	5.000%	5/1/28	130	131
	Illinois GO	5.000%	5/1/28	1,000	1,074
	Illinois GO	5.000%	7/1/28	1,500	1,618
	Illinois GO	5.000%	10/1/28	15,110	16,350
	Illinois GO	5.000%	11/1/28	11,140	11,886
	Illinois GO	5.000%	12/1/28	1,800	1,953
	Illinois GO	5.000%	12/1/28	9,630	10,290
	Illinois GO	5.000%	1/1/29	1,095	1,131

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	5.000%	2/1/29	955	1,007
	Illinois GO	5.250%	2/1/29	6,400	6,409
	Illinois GO	5.000%	3/1/29	3,785	4,124
	Illinois GO	5.000%	3/1/29	5,000	5,448
	Illinois GO	5.000%	5/1/29	125	125
	Illinois GO	5.000%	5/1/29	1,000	1,092
	Illinois GO	5.000%	7/1/29	1,500	1,645
	Illinois GO	5.000%	10/1/29	7,100	7,690
	Illinois GO	5.000%	11/1/29	22,465	23,985
[4]	Illinois GO	4.000%	2/1/30	450	463
	Illinois GO	5.000%	3/1/30	2,000	2,212
	Illinois GO	5.000%	5/1/30	1,020	1,131
	Illinois GO	5.500%	5/1/30	14,645	16,342
	Illinois GO	5.000%	7/1/30	1,000	1,112
	Illinois GO	5.000%	10/1/30	5,000	5,575
	Illinois GO	5.000%	10/1/30	1,120	1,213
	Illinois GO	5.250%	12/1/30	160	172
	Illinois GO	5.250%	2/1/31	2,045	2,048
	Illinois GO	5.000%	3/1/31	90	101
	Illinois GO	5.000%	3/1/31	3,825	4,288
	Illinois GO	5.000%	3/1/31	280	314
	Illinois GO	5.000%	5/1/31	3,010	3,020
	Illinois GO	5.000%	5/1/31	1,010	1,134
	Illinois GO	5.000%	7/1/31	1,500	1,689
	Illinois GO	5.000%	10/1/31	4,505	5,016
	Illinois GO	5.000%	3/1/32	115	130
	Illinois GO	5.000%	5/1/32	1,000	1,136
	Illinois GO	5.000%	7/1/32	6,220	7,079
	Illinois GO	4.000%	10/1/32	6,625	6,877
	Illinois GO	5.000%	3/1/33	6,000	6,698
	Illinois GO	5.000%	3/1/33	5	6
	Illinois GO	5.000%	3/1/33	20	23
	Illinois GO	5.000%	5/1/33	4,900	4,913
	Illinois GO	5.000%	7/1/33	2,000	2,270
	Illinois GO	4.000%	10/1/33	2,990	3,083
	Illinois GO	5.000%	10/1/33	1,960	2,104
	Illinois GO	5.000%	10/1/33	4,465	4,793
	Illinois GO	4.000%	12/1/33	3,475	3,525
	Illinois GO	5.000%	3/1/34	2,000	2,225
	Illinois GO	5.000%	5/1/34	3,680	4,154
	Illinois GO	5.000%	7/1/34	5,000	5,654
	Illinois GO	4.000%	10/1/34	100	102
	Illinois GO	5.000%	3/1/35	1,500	1,662
	Illinois GO	5.000%	5/1/35	6,345	7,121
	Illinois GO	5.000%	7/1/35	5,000	5,619
	Illinois GO	5.000%	12/1/35	1,500	1,580
	Illinois GO	5.000%	3/1/36	2,400	2,646
	Illinois GO	5.000%	5/1/36	3,450	3,456
	Illinois GO	5.000%	5/1/36	1,000	1,117
	Illinois GO	5.000%	7/1/36	2,845	3,176
	Illinois GO	4.125%	10/1/36	2,000	2,048
	Illinois GO	5.000%	12/1/36	5,500	5,774
	Illinois GO	5.000%	3/1/37	3,750	4,113
	Illinois GO	5.000%	5/1/37	1,590	1,762
	Illinois GO	4.000%	7/1/37	2,000	2,013
	Illinois GO	4.250%	12/1/37	4,190	4,232
	Illinois GO	4.000%	3/1/38	3,000	3,006
	Illinois GO	5.250%	5/1/38	1,590	1,781

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois GO	4.000%	10/1/38	1,000	1,001
	Illinois GO	5.000%	12/1/38	1,000	1,043
	Illinois GO	5.000%	5/1/39	2,000	2,091
	Illinois GO	5.000%	5/1/39	1,655	1,657
	Illinois GO	5.250%	5/1/39	2,485	2,771
	Illinois GO	5.500%	5/1/39	6,865	7,612
	Illinois GO	5.000%	12/1/39	5,000	5,540
	Illinois GO	4.000%	3/1/40	5,000	4,964
	Illinois GO	5.250%	5/1/40	1,595	1,769
	Illinois GO	4.000%	10/1/40	10,975	10,893
	Illinois GO	3.000%	12/1/40	4,500	3,834
	Illinois GO	4.250%	12/1/40	2,650	2,660
	Illinois GO	5.000%	1/1/41	2,875	2,917
	Illinois GO	4.000%	3/1/41	3,275	3,224
	Illinois GO	5.250%	5/1/41	2,695	2,976
	Illinois GO	4.000%	6/1/41	85	82
	Illinois GO	5.250%	5/1/42	2,590	2,849
	Illinois GO	4.000%	10/1/42	3,065	2,992
	Illinois GO	5.250%	5/1/43	1,250	1,368
	Illinois GO	5.125%	10/1/43	4,500	4,898
	Illinois GO	5.000%	12/1/43	5,000	5,437
	Illinois GO	5.750%	5/1/45	4,485	4,941
	Illinois GO	4.250%	10/1/45	3,965	3,916
	Illinois GO	5.500%	10/1/45	4,500	5,014
	Illinois GO	5.000%	3/1/46	11,030	11,675
	Illinois GO	5.250%	10/1/46	5,000	5,426
	Illinois GO	5.500%	3/1/47	10,000	11,026
	Illinois GO	5.500%	5/1/47	6,780	7,484
	Illinois GO	5.250%	10/1/47	1,495	1,617
	Illinois GO	4.500%	5/1/48	1,835	1,841
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	230	230
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/25	250	254
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/26	3,800	3,901
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	308
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	10,140	10,397
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/30	25	26
	Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,022
	Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	610	612
	Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/34	2,900	2,906
	Illinois Sales Tax Revenue	5.000%	6/15/24	1,135	1,136
	Illinois Sales Tax Revenue	5.000%	6/15/25	315	315
	Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,532
[9]	Illinois Sales Tax Revenue	5.000%	6/15/43	10,000	11,054
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	4,000	4,070
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	2,420	2,462
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,080

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,115	4,281
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	15	16
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	2,662
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,505	2,667
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,420	2,576
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	215	234
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	3,900	4,245
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	1,250	1,361
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	450	500
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	10,030	11,134
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	160	178
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	1,670	1,854
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	50	55
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,970	2,226
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,800	2,034
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	2,760	2,768
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	1,225	1,384
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	3,000	3,009
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	16,270	18,438
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	1,720	1,946
Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	220	225
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/32	2,500	2,508
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	2,100	2,178
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/34	2,765	3,346
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,720
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	2,875	3,480
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,279
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	11,110	11,301
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,664
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	1,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	144
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	5,000	6,028
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,003
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	19,550	19,864
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	413
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	4,500	5,389
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,003
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	6,275	6,365
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	5,000	5,842
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	360	361
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	5,000	5,067
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	2,630	3,052
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	5,170	5,267
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	12,715	13,046
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	10,485	10,765
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	795	885
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	85	91
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/42	17,200	17,325
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	10,565	11,091
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,795	5,425
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/43	9,460	10,449
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/43	5,315	6,100
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/44	13,045	13,025
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	1,290	1,385
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/44	6,460	7,223
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/45	15,940	17,245
	Illinois State Toll Highway Authority Highway Revenue	5.250%	1/1/45	6,560	7,410
	Illinois State Toll Highway Authority Highway Revenue	4.000%	1/1/46	3,235	3,182
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/46	3,400	3,722
	Illinois University College & University Revenue	5.000%	4/1/44	15,000	15,006
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	510	455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/32	2,010	1,461
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/33	5,000	3,495
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/34	1,000	671
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/35	6,450	4,225
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	10,425	6,672
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/35	1,500	949
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/36	11,950	7,436
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/37	800	472
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	275
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	128
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	262
[7]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/40	1,500	755
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	12/15/40	1,000	1,017
	Metropolitan Pier & Exposition Authority Appropriations Revenue	5.000%	6/15/42	1,670	1,766
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/42	4,270	4,165
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/43	2,015	882
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/44	3,870	1,609
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/45	13,000	5,125
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/46	1,710	634
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	12/15/47	10,590	10,062
	Metropolitan Pier & Exposition Authority Appropriations Revenue	4.000%	6/15/52	11,600	10,623
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	10,000	2,154
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/54	13,340	3,061
	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	1,300	253
[4]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	19,250	4,002
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/56	9,750	2,027
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/53	3,950	3,984
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.500%	6/15/53	2,950	3,007
	Metropolitan Pier & Exposition Authority Appropriations Revenue (McCormick Place Expansion Project)	5.000%	6/15/57	12,550	12,776

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	6,030	5,577
[3]	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	4.000%	6/15/50	5,595	5,295
	Metropolitan Pier & Exposition Authority Lease (Appropriation) Revenue	5.000%	6/15/50	7,500	7,741
	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/50	4,705	1,264
[4]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (McCormick Place Project)	0.000%	12/15/51	270	73
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	279
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	248
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	4,524
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	555	589
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	2,445	2,582
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,515
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/28	5,525	5,834
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	1,095	1,156
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	1,465	1,542
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	8,325	9,603
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	147
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	1,360	1,593
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/32	3,075	3,722
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/34	7,000	8,668
	Metropolitan Water Reclamation District of Greater Chicago GO	5.250%	12/1/35	6,275	7,819
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,765	1,861
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,575
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	477
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	290	290
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,990	3,057
[6]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	315	371
[7]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	8,785	9,217
[7]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/30	1,915	2,241
[4]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	710	861
	Regional Transportation Authority Sales Tax Revenue	4.000%	6/1/45	14,235	14,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/25	1,800	1,828
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/26	1,130	1,170
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/27	5,055	5,358
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/31	12,250	13,993
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/32	3,500	4,049
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	5.000%	1/1/33	15,000	17,587
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/25	4,600	4,671
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,553
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/27	655	694
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/28	375	406
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/29	1,000	1,105
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/30	6,250	7,033
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/32	2,185	2,488
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/33	2,100	2,419
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,000	2,287
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/34	2,820	3,225
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/35	1,660	1,890
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/37	15	16
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/38	1,300	1,318
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/39	1,470	1,483
[3]	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/40	50	51
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,000	2,094
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/42	3,600	3,634
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/43	680	717
	Sales Tax Securitization Corp. Sales Tax Revenue	5.250%	1/1/43	555	591
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/44	540	571
	Sales Tax Securitization Corp. Sales Tax Revenue	4.000%	1/1/48	19,495	18,676
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	5,333
	Schaumburg IL GO	4.000%	12/1/41	425	425
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	507
[4]	Springfield IL Electric Power & Light Revenue	4.000%	3/1/40	10,660	10,606
[4]	University of Illinois College & University Revenue	4.000%	4/1/36	335	337
[4]	University of Illinois College & University Revenue	4.125%	4/1/48	5,000	4,945
[4]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/26	1,500	1,401
[3]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	390	305
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	212
[7]	Will County Community Unit School District No. 365-U Valley View GO, ETM	0.000%	11/1/25	7,520	7,128
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,073
					1,881,977
Indiana (0.4%)
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/30	1,135	1,196
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/30	700	738
	Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	1/15/31	750	788

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/31	500	525
Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/32	1,860	1,949
Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/33	1,700	1,778
Carmel Local Public Improvement Bond Bank Income Tax Revenue	4.000%	7/15/34	2,690	2,811
Crown Point Multi School Building Corp. Lease (Abatement) Revenue	5.000%	1/15/40	2,000	2,198
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/30	75	85
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/32	3,000	3,478
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/33	3,000	3,484
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	5.000%	2/1/35	3,075	3,570
Indiana Finance Authority Lease (Appropriation) Revenue (Stadium Project)	4.000%	2/1/36	10	11
Indiana Finance Authority Lease Revenue	5.000%	12/1/24	265	269
Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,360	1,414
Indiana Finance Authority Lease Revenue	5.000%	2/1/26	55	57
Indiana Finance Authority Lease Revenue	5.000%	6/1/27	9,540	10,097
Indiana Finance Authority Lease Revenue	5.000%	6/1/28	560	593
Indiana Finance Authority Lease Revenue	5.000%	6/1/28	1,240	1,365
Indiana Finance Authority Lease Revenue	5.000%	6/1/29	1,205	1,355
Indiana Finance Authority Lease Revenue	5.000%	2/1/36	140	154
Indiana Finance Authority Lease Revenue	5.000%	2/1/38	75	82
Indiana Finance Authority Lease Revenue	5.000%	2/1/39	250	271
Indiana Finance Authority Lease Revenue (Green Bond)	5.000%	2/1/37	20	22
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/32	30	31
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	180
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	308
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	5,110	5,240
Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	359
Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.000%	6/1/53	2,500	2,556
Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.125%	6/1/58	625	640
Indiana Finance Authority Local or Guaranteed Housing Revenue (Tippecanoe LLC Student Housing Project)	5.375%	6/1/64	2,070	2,143
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/34	10	12
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/36	25	26
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/37	3,350	3,798
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	3.000%	10/1/40	1,550	1,353
Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	4.000%	10/1/42	45	45
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,260
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	5	5
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	4,520	4,614
	Indiana Finance Authority Water Revenue	5.000%	2/1/27	295	311
	Indiana Finance Authority Water Revenue (St. Revolving Fund Program)	5.000%	2/1/30	345	376
	Indiana Finance Authority Water Revenue (State Revolving Program)	5.000%	2/1/29	475	517
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	630	656
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/36	45	47
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	7,670	7,925
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	130	130
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	8,770	8,962
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	1,005	1,059
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/30	775	854
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/33	80	88
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,230	1,343
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/37	4,850	5,019
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/53	1,500	1,597
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.000%	3/1/58	1,000	1,060
[3]	Indianapolis Local Public Improvement Bond Bank Economic Development Revenue	5.250%	3/1/67	2,000	2,158
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	4.000%	2/1/44	55	55
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	1,801
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	5.000%	2/1/54	3,665	3,823
[6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/25	5	5
[6]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	0.000%	2/1/28	15	13
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	4,607
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/39	3,440	3,530
[4]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	4.000%	6/1/41	15,265	15,417
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Pilot Infrastructure Project)	5.000%	1/1/40	3,385	3,575
	Indianapolis Local Public Improvement Bond Bank Tax Increment/Allocation Revenue	4.000%	2/1/47	14,500	13,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/40	700	613
	Silver Creek School Building Corp. Lease (Abatement) Revenue	3.000%	1/15/41	2,000	1,721
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,284
	Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,322
					155,779
Iowa (0.1%)
	Des Moines IA GO	2.000%	6/1/32	2,015	1,757
	Des Moines IA Stormwater Utility Special Assessment Revenue	3.250%	6/1/34	1,990	1,980
	Iowa Finance Authority Water Revenue	5.000%	8/1/27	270	292
	Iowa Finance Authority Water Revenue	5.000%	8/1/28	485	525
	Iowa Finance Authority Water Revenue	5.000%	8/1/29	45	49
	Iowa Finance Authority Water Revenue	5.000%	8/1/30	995	1,076
	Iowa Finance Authority Water Revenue	5.000%	8/1/34	2,500	2,752
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/34	3,000	3,638
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/35	2,425	2,924
	Iowa Finance Authority Water Revenue (State Revolving Program)	5.000%	8/1/36	90	108
	Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	2,504
	Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,472
	Iowa Special Obligation Revenue	5.000%	6/1/27	195	204
	Iowa Special Obligation Revenue	5.000%	6/1/28	5,425	5,691
					24,972
Kansas (0.3%)
[4]	Ellis County Unified School District No. 489 Hays GO	4.000%	9/1/52	12,350	12,208
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	3,857
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	248
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	580	599
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	660	681
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	100	103
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	14,900	15,048
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	5,000	5,165
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	6,225	6,286
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	10,025	10,363
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	5,805	5,998
	Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	247
	Kansas Development Finance Authority College & University Revenue (Wichita State University Project)	2.000%	6/1/37	1,740	1,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	1,911
	Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,238
	Wyandotte County Unified School District No. 500 Kansas City GO	5.250%	9/1/42	23,500	24,980
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	4.125%	9/1/26	765	792
	Wyandotte County Unified School District No. 500 Kansas City GO, Prere.	5.500%	9/1/26	445	476
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	2,325	2,332
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	5.000%	9/1/44	1,450	1,455
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	670	681
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/45	1,500	1,520
					97,571
Kentucky (0.2%)
	Fayette County School District Finance Corp. Lease Revenue	4.000%	5/1/38	2,895	2,907
	Kentucky Asset Liability Commission Appropriations Revenue (Project Notes Federal Highway Trust First)	5.000%	9/1/26	2,450	2,471
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	179
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	262
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	260
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	443
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	296
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue	4.000%	9/1/48	4,560	4,379
	Kentucky Bond Development Corp. Intergovernmental Agreement Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,078
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	1,515	1,479
[7]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	316
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,593
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,146
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	3.000%	9/1/43	255	200
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/25	345	354
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	1,070	1,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	170	172
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/25	400	412
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/26	16,380	17,303
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	3,105	3,277
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	797
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,295	1,358
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	25	26
	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/41	215	186
[4]	Louisville & Jefferson County Visitors and Convention Commission Miscellaneous Taxes Revenue	3.125%	6/1/46	1,040	855
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/37	120	120
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	4.000%	5/15/38	10,745	10,747
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	300	238
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	4,995	3,924
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.250%	5/15/46	105	88
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	2.375%	5/15/50	2,275	1,510
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/53	5,000	5,449
[3]	Scott County School District Finance Corp. Lease (Appropriation) Revenue	5.000%	9/1/41	7,500	8,341
	University of Kentucky College & University Revenue	4.000%	4/1/44	15	15
					74,259
Louisiana (0.7%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	2,552
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/45	25	25
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,075	5,403
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	4.000%	2/1/25	2,100	2,123
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,745	8,926
[4]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	10,115	10,060
[4]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	6,620	6,883
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/48	2,000	1,970
	Lafayette Parish School Board Sales Tax Revenue	4.000%	4/1/53	3,250	3,157
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	8,565	9,001
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,100
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.000%	5/1/25	22,000	22,259

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	4.500%	5/1/25	2,684	2,732
Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/25	5,895	6,036
Louisiana GO	5.000%	8/1/25	2,000	2,019
Louisiana GO	5.000%	8/1/25	2,000	2,064
Louisiana GO	5.000%	8/1/26	85	90
Louisiana GO	5.000%	2/1/27	2,000	2,135
Louisiana GO	5.000%	8/1/27	2,995	3,160
Louisiana GO	5.000%	2/1/28	1,630	1,630
Louisiana GO	5.000%	2/1/28	2,000	2,183
Louisiana GO	5.000%	8/1/28	13,135	13,865
Louisiana GO	5.000%	2/1/29	2,000	2,231
Louisiana GO	5.000%	2/1/30	2,000	2,282
Louisiana GO	4.000%	2/1/31	350	350
Louisiana GO	5.000%	2/1/31	2,000	2,325
Louisiana GO	4.000%	2/1/33	5,020	5,020
Louisiana GO	5.000%	2/1/33	2,000	2,413
Louisiana GO	5.000%	2/1/34	2,000	2,455
Louisiana Local Government Environmental Facilities & Community Development Auth Lease (Appropriation) Revenue (LCTCS Act 360 Project), Prere.	5.000%	10/1/24	1,900	1,923
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/28	1,000	1,058
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/29	1,000	1,061
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/30	1,000	1,062
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/31	1,605	1,703
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/32	1,810	1,917
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/33	14,790	15,626
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/34	1,675	1,766
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/35	7,935	8,348
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/36	2,975	3,119
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue	5.000%	8/15/37	2,990	3,121
Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue PUT	0.875%	2/1/25	2,380	2,307
Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	400
Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	2,765

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Louisiana Public Facilities Authority College & University Revenue	5.000%	10/15/48	15	16
Louisiana Public Facilities Authority College & University Revenue	4.000%	4/1/50	2,000	1,956
Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	5
Louisiana Public Facilities Authority College & University Revenue, Prere.	4.000%	4/1/30	475	512
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.000%	7/1/48	5,150	5,611
Louisiana Stadium & Exposition District Hotel Occupancy Tax Revenue	5.250%	7/1/53	3,000	3,308
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	11,950	12,242
Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,187
New Orleans Aviation Board Port, Airport & Marina Revenue (North Terminal Project)	5.000%	1/1/48	1,740	1,782
New Orleans LA GO	5.000%	12/1/40	3,645	3,972
New Orleans LA GO	5.000%	12/1/46	11,115	11,925
New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	387
New Orleans LA Water System Water Revenue, Prere.	5.000%	12/1/24	5,580	5,668
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	5,022
Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	5.000%	8/1/48	5	5
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	120	122
				226,345
Maine (0.1%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	1,950	1,987
Maine Turnpike Authority Highway Revenue	4.000%	7/1/45	2,270	2,269
Maine Turnpike Authority Highway Revenue	5.000%	7/1/47	15,500	16,299
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	1,745	1,678
				22,233
Maryland (1.9%)
Anne Arundel County MD GO	5.000%	4/1/35	900	1,083
Anne Arundel County MD GO	5.000%	4/1/41	1,080	1,242
Anne Arundel County MD GO	5.000%	4/1/42	1,045	1,197
Anne Arundel County MD GO	5.000%	10/1/42	2,195	2,514
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/46	10,015	10,291
Baltimore MD Sewer Revenue (Wastewater Projects)	5.000%	7/1/49	200	211
Baltimore MD Water Revenue	5.000%	7/1/44	9,495	9,581
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/41	6,085	6,296
Baltimore MD Water Revenue (Water Projects)	5.000%	7/1/50	2,400	2,571
Calvert County MD GO	1.750%	7/1/34	1,165	956
Calvert County MD GO	1.875%	7/1/35	1,115	911
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,145	1,158
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	5	5
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/24	190	192
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	5	5

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/25	5	5
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/25	325	328
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	575	609
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/26	390	413
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	150
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,340	2,533
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	1,835	1,947
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/27	470	510
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	1,510	1,514
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	12/1/27	1,350	1,469
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	135
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/28	8,550	9,260
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,420	8,051
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	3,265	3,460
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	1,370	1,350
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	360	389
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/29	495	525
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/29	9,585	9,587
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	285	308
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/30	2,540	2,482
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	1,285	1,255
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/31	70	68
Maryland Department of Transportation Fuel Sales Tax Revenue	2.125%	10/1/31	1,275	1,139
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/31	365	421
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/31	110	106
Maryland Department of Transportation Fuel Sales Tax Revenue	3.250%	5/1/32	590	584
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	9/1/32	5,000	4,855
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	10/1/32	3,715	3,838
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/32	15	17
Maryland Department of Transportation Fuel Sales Tax Revenue	2.500%	10/1/33	50	46

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/33	3,665	3,545
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,150	1,141
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/33	25	29
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/34	3,015	2,898
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/34	1,060	1,220
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	10/1/35	17,260	16,361
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/35	1,040	1,193
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	5.750%	7/1/53	1,000	1,080
Maryland Economic Development Corp. Local or Guaranteed Housing Revenue (Morgan State University Project)	6.000%	7/1/58	1,500	1,643
Maryland GO	5.000%	3/15/24	2,045	2,050
Maryland GO	5.000%	3/15/24	1,620	1,624
Maryland GO	5.000%	6/1/24	2,030	2,043
Maryland GO	4.000%	8/1/24	16,865	16,950
Maryland GO	5.000%	8/1/24	1,870	1,889
Maryland GO	5.000%	8/1/24	8,610	8,696
Maryland GO	5.000%	8/1/24	8,980	9,069
Maryland GO	5.000%	8/1/24	14,105	14,245
Maryland GO	5.000%	8/1/24	85	86
Maryland GO	5.000%	3/15/25	1,770	1,812
Maryland GO	5.000%	3/15/25	135	138
Maryland GO	5.000%	3/15/25	25	26
Maryland GO	4.000%	6/1/25	5,455	5,467
Maryland GO	5.000%	8/1/25	25,015	25,824
Maryland GO	5.000%	8/1/25	200	206
Maryland GO	5.000%	8/1/25	3,000	3,097
Maryland GO	5.000%	3/15/26	1,745	1,828
Maryland GO	5.000%	3/15/26	2,900	3,039
Maryland GO	5.000%	3/15/26	2,120	2,221
Maryland GO	5.000%	6/1/26	1,425	1,434
Maryland GO	3.000%	8/1/26	5,235	5,263
Maryland GO	4.000%	8/1/26	1,100	1,100
Maryland GO	4.000%	8/1/26	10	10
Maryland GO	5.000%	8/1/26	9,075	9,597
Maryland GO	5.000%	8/1/26	1,525	1,613
Maryland GO	5.000%	8/1/26	255	270
Maryland GO	5.000%	8/1/26	1,660	1,755
Maryland GO	5.000%	3/15/27	170	182
Maryland GO	5.000%	3/15/27	2,240	2,404
Maryland GO	4.000%	6/1/27	6,210	6,222
Maryland GO	5.000%	6/1/27	1,240	1,337
Maryland GO	3.000%	8/1/27	145	146
Maryland GO	4.000%	8/1/27	1,110	1,110
Maryland GO	5.000%	8/1/27	3,510	3,800
Maryland GO	5.000%	8/1/27	4,955	5,365
Maryland GO	5.000%	8/1/27	2,215	2,398
Maryland GO	5.000%	8/1/27	7,840	8,489
Maryland GO	5.000%	8/1/27	50	54
Maryland GO	5.000%	8/1/27	1,620	1,754

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	4.000%	3/1/28	9,500	10,050
Maryland GO	5.000%	3/1/28	14,365	15,763
Maryland GO	5.000%	3/15/28	2,780	2,977
Maryland GO	5.000%	3/15/28	5,215	5,727
Maryland GO	5.000%	3/15/28	1,920	2,109
Maryland GO	5.000%	3/15/28	90	99
Maryland GO	4.000%	6/1/28	2,130	2,135
Maryland GO	5.000%	6/1/28	1,385	1,528
Maryland GO	4.000%	8/1/28	50	53
Maryland GO	5.000%	8/1/28	5,340	5,916
Maryland GO	5.000%	8/1/28	9,450	10,469
Maryland GO	5.000%	8/1/28	6,695	7,417
Maryland GO	5.000%	8/1/28	5,525	6,121
Maryland GO	5.000%	8/1/28	4,585	5,079
Maryland GO	5.000%	8/1/28	3,825	4,131
Maryland GO	5.000%	3/1/29	115	129
Maryland GO	5.000%	3/15/29	120	132
Maryland GO	5.000%	3/15/29	150	161
Maryland GO	5.000%	3/15/29	2,565	2,882
Maryland GO	5.000%	3/15/29	120	135
Maryland GO	4.000%	8/1/29	4,000	4,314
Maryland GO	5.000%	8/1/29	2,140	2,425
Maryland GO	5.000%	8/1/29	4,170	4,726
Maryland GO	5.000%	8/1/29	110	122
Maryland GO	5.000%	8/1/29	2,335	2,521
Maryland GO	5.000%	8/1/29	70	79
Maryland GO	3.000%	3/1/30	275	273
Maryland GO	4.000%	3/15/30	675	702
Maryland GO	5.000%	3/15/30	45	51
Maryland GO	5.000%	3/15/30	360	414
Maryland GO	5.000%	3/15/30	65	75
Maryland GO	4.000%	6/1/30	20,000	20,040
Maryland GO	5.000%	6/1/30	165	190
Maryland GO	3.250%	8/1/30	100	100
Maryland GO	5.000%	8/1/30	435	492
Maryland GO	5.000%	8/1/30	3,925	4,542
Maryland GO	5.000%	8/1/30	2,985	3,454
Maryland GO	5.000%	8/1/30	575	637
Maryland GO	5.000%	3/1/31	3,945	4,612
Maryland GO	5.000%	3/15/31	2,470	2,774
Maryland GO	5.000%	3/15/31	1,100	1,263
Maryland GO	5.000%	3/15/31	100	107
Maryland GO	5.000%	3/15/31	50	58
Maryland GO	3.000%	6/1/31	45	45
Maryland GO	5.000%	6/1/31	16,485	19,360
Maryland GO	3.000%	8/1/31	15	15
Maryland GO	5.000%	8/1/31	2,030	2,295
Maryland GO	5.000%	8/1/31	4,705	5,206
Maryland GO	5.000%	8/1/31	180	208
Maryland GO	5.000%	3/1/32	560	654
Maryland GO	3.250%	3/15/32	15	15
Maryland GO	5.000%	3/15/32	20	23
Maryland GO	5.000%	3/15/32	6,000	7,146
Maryland GO	5.000%	3/15/32	60	67
Maryland GO	5.000%	6/1/32	20	24
Maryland GO	2.000%	8/1/32	25	22
Maryland GO	4.000%	8/1/32	7,000	7,302
Maryland GO	5.000%	8/1/32	465	537

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	8/1/32	1,095	1,289
Maryland GO	5.000%	3/1/33	15	18
Maryland GO	3.125%	3/15/33	1,050	1,035
Maryland GO	4.000%	3/15/33	50	53
Maryland GO	5.000%	3/15/33	305	349
Maryland GO	5.000%	6/1/33	135	161
Maryland GO	2.125%	8/1/33	25	22
Maryland GO	4.000%	8/1/33	255	266
Maryland GO	5.000%	8/1/33	2,510	2,950
Maryland GO	5.000%	8/1/33	465	537
Maryland GO	5.000%	3/1/34	25	29
Maryland GO	5.000%	3/15/34	25	30
Maryland GO	5.000%	6/1/34	24,310	28,939
Maryland GO	5.000%	8/1/34	2,015	2,320
Maryland GO	5.000%	3/1/35	335	389
Maryland GO	5.000%	3/15/35	15	18
Maryland GO	5.000%	6/1/35	15,000	17,777
Maryland GO	5.000%	3/1/36	55	63
Maryland GO	5.000%	6/1/36	275	324
Maryland GO	5.000%	6/1/37	60	70
Maryland Health & Higher Educational Facilities Authority College & University Revenue	5.000%	7/1/38	5,000	5,003
Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,348
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/51	18,365	5,145
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/52	1,365	363
Maryland Stadium Authority Appropriations Revenue	0.000%	5/1/53	970	245
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/47	12,875	12,860
Maryland Stadium Authority Built to Learn Appropriations Revenue	2.750%	6/1/51	5,150	3,673
Maryland Stadium Authority Built to Learn Appropriations Revenue	4.000%	6/1/52	4,020	3,930
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,070	1,130
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/47	7,200	7,536
Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	10,995
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	2,782
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	1,005	1,055
Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/28	510	559
Maryland State Transportation Authority Highway Revenue	2.500%	7/1/47	8,145	5,696
Maryland State Transportation Authority Highway Revenue	3.000%	7/1/47	20	16
Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	10,155	11,000
Maryland State Transportation Authority Highway Revenue (Transportation Facilities Projects)	4.000%	7/1/45	10,750	10,832
Maryland Water Infrastructure Financing Administration Bay Restoration Fund Sewer Revenue	2.800%	3/1/26	1,660	1,629
Montgomery County MD GO	5.000%	11/1/24	175	178
Montgomery County MD GO	5.000%	10/1/25	4,825	5,001
Montgomery County MD GO	5.000%	11/1/25	1,530	1,551

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County MD GO	5.000%	11/1/26	170	173
	Montgomery County MD GO	5.000%	10/1/27	1,815	1,973
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	766
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	117
	Montgomery County MD GO, Prere.	5.000%	11/1/24	75	76
	Montgomery County MD GO, Prere.	5.000%	11/1/24	1,110	1,127
	Prince George's County MD GO	5.000%	7/15/24	1,000	1,009
	Prince George's County MD GO	5.000%	7/15/27	120	130
	Prince George's County MD GO	5.000%	7/15/28	160	177
	Prince George's County MD GO	3.000%	9/15/28	50	50
	Prince George's County MD GO	3.000%	9/15/29	25	25
	Prince George's County MD GO	4.000%	7/15/30	5,170	5,458
	Prince George's County MD GO	5.000%	7/15/31	145	160
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,584
	Prince George's County MD GO	3.000%	7/15/36	1,980	1,889
	Prince George's County MD GO	5.000%	7/15/36	1,725	1,886
	Prince George's County MD GO	5.000%	7/1/38	4,280	4,950
	Washington Suburban Sanitary Commission Water Revenue	3.000%	6/15/36	100	96
	Washington Suburban Sanitary Commission Water Revenue	2.125%	6/1/37	10,740	8,641
	Washington Suburban Sanitary Commission Water Revenue	3.125%	6/15/37	105	101
	Washington Suburban Sanitary Commission Water Revenue	2.125%	6/1/38	10,970	8,538
					649,285
Massachusetts (4.5%)
	Andover MA GO	2.000%	9/15/38	1,095	837
	Attleboro MA GO	2.625%	10/15/50	3,330	2,314
	Braintree MA GO	1.750%	10/15/32	2,005	1,691
	Braintree MA GO	1.750%	10/15/33	2,040	1,677
	Braintree MA GO	1.750%	10/15/34	2,075	1,678
	Braintree MA GO	2.000%	10/15/35	2,115	1,721
	Braintree MA GO	2.000%	10/15/36	2,160	1,712
	Braintree MA GO	2.125%	10/15/37	2,205	1,729
	Braintree MA GO	2.125%	10/15/38	2,250	1,722
	Braintree MA GO	2.125%	10/15/39	2,300	1,733
	Braintree MA GO	2.125%	10/15/40	2,350	1,727
	Brockton MA GO	4.000%	8/1/47	4,195	4,190
	Brookline MA GO	1.625%	2/15/33	3,000	2,508
	Brookline MA GO	1.625%	2/15/34	6,235	5,101
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,088
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	8,035	8,091
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/25	1,650	1,662
	Commonwealth of Massachusetts GO	5.000%	7/1/24	50	50
	Commonwealth of Massachusetts GO	5.000%	7/1/24	8,950	9,024
	Commonwealth of Massachusetts GO	5.000%	8/1/24	20,000	20,202
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/24	425	431
	Commonwealth of Massachusetts GO	5.000%	10/1/24	125	127
	Commonwealth of Massachusetts GO	5.000%	11/1/24	335	340
	Commonwealth of Massachusetts GO	5.000%	11/1/24	15,000	15,232
	Commonwealth of Massachusetts GO	5.000%	12/1/24	5,030	5,117
[6]	Commonwealth of Massachusetts GO	5.500%	12/1/24	5	5
	Commonwealth of Massachusetts GO	5.000%	1/1/25	8,035	8,187
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	5/1/25	5,750	5,902
	Commonwealth of Massachusetts GO	5.000%	7/1/25	13,770	14,188
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	3,951
	Commonwealth of Massachusetts GO	5.000%	7/1/25	4,120	4,245
	Commonwealth of Massachusetts GO	5.000%	8/1/25	3,250	3,355
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,565	1,619
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,690	1,748
[4]	Commonwealth of Massachusetts GO	5.250%	9/1/25	1,830	1,903
	Commonwealth of Massachusetts GO	5.000%	10/1/25	265	275
	Commonwealth of Massachusetts GO	5.000%	10/1/25	5,000	5,182
[6]	Commonwealth of Massachusetts GO	5.000%	11/1/25	25	26
	Commonwealth of Massachusetts GO	5.000%	11/1/25	790	820
	Commonwealth of Massachusetts GO	5.000%	1/1/26	410	427
	Commonwealth of Massachusetts GO	5.000%	3/1/26	55	58
	Commonwealth of Massachusetts GO	5.000%	5/1/26	1,395	1,466
	Commonwealth of Massachusetts GO	5.000%	7/1/26	7,725	8,149
	Commonwealth of Massachusetts GO	5.000%	7/1/26	4,295	4,530
	Commonwealth of Massachusetts GO	5.000%	7/1/26	890	939
	Commonwealth of Massachusetts GO	5.000%	7/1/26	145	153
	Commonwealth of Massachusetts GO	5.000%	7/1/26	155	164
	Commonwealth of Massachusetts GO	5.000%	9/1/26	2,000	2,118
	Commonwealth of Massachusetts GO	5.000%	10/1/26	1,420	1,507
	Commonwealth of Massachusetts GO	5.000%	11/1/26	50	53
	Commonwealth of Massachusetts GO	5.000%	11/1/26	1,335	1,420
	Commonwealth of Massachusetts GO	5.000%	12/1/26	8,785	9,361
	Commonwealth of Massachusetts GO	5.000%	1/1/27	1,385	1,479
	Commonwealth of Massachusetts GO	5.000%	1/1/27	4,480	4,784
	Commonwealth of Massachusetts GO	5.000%	5/1/27	570	613
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,035	2,198
	Commonwealth of Massachusetts GO	5.000%	7/1/27	450	474
	Commonwealth of Massachusetts GO	5.000%	7/1/27	2,030	2,193
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,440	3,716
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,525	1,647
	Commonwealth of Massachusetts GO	5.000%	9/1/27	1,285	1,393
	Commonwealth of Massachusetts GO	5.000%	10/1/27	15	16
	Commonwealth of Massachusetts GO	5.000%	11/1/27	225	245
	Commonwealth of Massachusetts GO	3.000%	12/1/27	3,885	3,907
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,105	7,791
	Commonwealth of Massachusetts GO	5.000%	5/1/28	440	484
	Commonwealth of Massachusetts GO	3.000%	7/1/28	45	45
	Commonwealth of Massachusetts GO	3.250%	7/1/28	5	5
	Commonwealth of Massachusetts GO	5.000%	7/1/28	225	236
	Commonwealth of Massachusetts GO	5.000%	7/1/28	6,850	7,568
	Commonwealth of Massachusetts GO	5.000%	7/1/28	2,175	2,403
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,029
	Commonwealth of Massachusetts GO	5.000%	9/1/28	2,750	3,050
	Commonwealth of Massachusetts GO	5.000%	9/1/28	25	28
	Commonwealth of Massachusetts GO	3.000%	11/1/28	60	60
	Commonwealth of Massachusetts GO	5.000%	11/1/28	2,000	2,226
	Commonwealth of Massachusetts GO	5.000%	11/1/28	1,105	1,230
	Commonwealth of Massachusetts GO	5.000%	1/1/29	1,810	1,976
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,485	6,149
	Commonwealth of Massachusetts GO	5.000%	5/1/29	390	439
	Commonwealth of Massachusetts GO	5.000%	7/1/29	225	232
	Commonwealth of Massachusetts GO	5.000%	7/1/29	4,765	5,014
	Commonwealth of Massachusetts GO	5.000%	7/1/29	2,925	3,304
	Commonwealth of Massachusetts GO	5.000%	7/1/29	350	395
	Commonwealth of Massachusetts GO	5.000%	9/1/29	115	130

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.000%	9/1/29	120	136
	Commonwealth of Massachusetts GO	5.000%	10/1/29	1,190	1,352
	Commonwealth of Massachusetts GO	5.000%	1/1/30	10	11
	Commonwealth of Massachusetts GO	5.000%	1/1/30	365	407
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,550	1,556
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,350	1,546
	Commonwealth of Massachusetts GO	5.000%	7/1/30	4,550	4,686
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,900	4,481
	Commonwealth of Massachusetts GO	5.000%	7/1/30	1,680	1,930
[6]	Commonwealth of Massachusetts GO	5.500%	8/1/30	10,765	12,575
	Commonwealth of Massachusetts GO	5.000%	9/1/30	40	46
	Commonwealth of Massachusetts GO	5.000%	9/1/30	170	192
	Commonwealth of Massachusetts GO	5.000%	10/1/30	8,975	10,359
	Commonwealth of Massachusetts GO	5.000%	11/1/30	125	145
	Commonwealth of Massachusetts GO	5.000%	1/1/31	225	251
	Commonwealth of Massachusetts GO	5.000%	1/1/31	85	93
	Commonwealth of Massachusetts GO	5.000%	2/1/31	80	93
	Commonwealth of Massachusetts GO	5.000%	5/1/31	2,015	2,350
	Commonwealth of Massachusetts GO	5.000%	7/1/31	7,320	7,700
	Commonwealth of Massachusetts GO	5.000%	7/1/31	5,060	5,323
	Commonwealth of Massachusetts GO	5.000%	7/1/31	10,810	11,132
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,215	1,392
	Commonwealth of Massachusetts GO	5.000%	9/1/31	60	70
	Commonwealth of Massachusetts GO	5.000%	10/1/31	6,180	7,259
	Commonwealth of Massachusetts GO	5.000%	10/1/31	2,450	2,878
	Commonwealth of Massachusetts GO	5.000%	11/1/31	1,920	2,072
	Commonwealth of Massachusetts GO	5.000%	11/1/31	55	63
	Commonwealth of Massachusetts GO	5.000%	1/1/32	75	83
	Commonwealth of Massachusetts GO	5.000%	2/1/32	1,265	1,496
	Commonwealth of Massachusetts GO	5.000%	5/1/32	3,000	3,564
	Commonwealth of Massachusetts GO	5.000%	7/1/32	350	400
	Commonwealth of Massachusetts GO	5.000%	7/1/32	15	16
	Commonwealth of Massachusetts GO	4.000%	9/1/32	70	72
	Commonwealth of Massachusetts GO	5.000%	10/1/32	175	209
	Commonwealth of Massachusetts GO	4.000%	11/1/32	6,135	6,384
	Commonwealth of Massachusetts GO	5.000%	11/1/32	10	12
	Commonwealth of Massachusetts GO	5.000%	1/1/33	100	109
	Commonwealth of Massachusetts GO	5.250%	1/1/33	35	40
	Commonwealth of Massachusetts GO	5.000%	2/1/33	10,020	11,850
	Commonwealth of Massachusetts GO	5.000%	2/1/33	1,265	1,346
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,147
	Commonwealth of Massachusetts GO	5.000%	5/1/33	2,495	2,512
	Commonwealth of Massachusetts GO	5.000%	5/1/33	2,000	2,415
	Commonwealth of Massachusetts GO	5.000%	5/1/33	65	79
	Commonwealth of Massachusetts GO	4.000%	7/1/33	25	26
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,765	6,961
	Commonwealth of Massachusetts GO	5.000%	7/1/33	6,865	7,199
	Commonwealth of Massachusetts GO	4.000%	9/1/33	7,645	7,853
	Commonwealth of Massachusetts GO	5.000%	10/1/33	2,460	2,941
	Commonwealth of Massachusetts GO	5.000%	10/1/33	1,515	1,841
	Commonwealth of Massachusetts GO	3.000%	11/1/33	495	479
	Commonwealth of Massachusetts GO	5.000%	11/1/33	45	52
	Commonwealth of Massachusetts GO	5.000%	11/1/33	65	79
	Commonwealth of Massachusetts GO	5.000%	1/1/34	1,000	1,089
	Commonwealth of Massachusetts GO	5.250%	1/1/34	50	56
	Commonwealth of Massachusetts GO	4.000%	2/1/34	45	49
	Commonwealth of Massachusetts GO	5.000%	2/1/34	95	101
	Commonwealth of Massachusetts GO	2.000%	3/1/34	200	172

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	5.000%	5/1/34	200	201
Commonwealth of Massachusetts GO	5.000%	5/1/34	3,250	3,919
Commonwealth of Massachusetts GO	3.000%	9/1/34	120	116
Commonwealth of Massachusetts GO	5.000%	1/1/35	40	43
Commonwealth of Massachusetts GO	5.000%	1/1/35	10	11
Commonwealth of Massachusetts GO	5.000%	1/1/35	8,500	10,338
Commonwealth of Massachusetts GO	5.000%	2/1/35	4,430	4,700
Commonwealth of Massachusetts GO	3.000%	3/1/35	95	91
Commonwealth of Massachusetts GO	4.000%	4/1/35	1,845	1,853
Commonwealth of Massachusetts GO	4.000%	5/1/35	2,700	2,704
Commonwealth of Massachusetts GO	5.000%	5/1/35	1,000	1,201
Commonwealth of Massachusetts GO	3.000%	7/1/35	160	153
Commonwealth of Massachusetts GO	5.000%	7/1/35	5,045	5,185
Commonwealth of Massachusetts GO	3.000%	9/1/35	100	95
Commonwealth of Massachusetts GO	4.000%	9/1/35	1,205	1,235
Commonwealth of Massachusetts GO	5.000%	10/1/35	10,000	12,059
Commonwealth of Massachusetts GO	3.000%	11/1/35	7,330	6,982
Commonwealth of Massachusetts GO	4.000%	11/1/35	25	27
Commonwealth of Massachusetts GO	5.000%	12/1/35	145	153
Commonwealth of Massachusetts GO	5.000%	1/1/36	960	1,058
Commonwealth of Massachusetts GO	5.000%	1/1/36	100	108
Commonwealth of Massachusetts GO	4.000%	2/1/36	60	65
Commonwealth of Massachusetts GO	5.000%	2/1/36	5,315	5,626
Commonwealth of Massachusetts GO	3.000%	3/1/36	140	132
Commonwealth of Massachusetts GO	5.000%	4/1/36	3,000	3,183
Commonwealth of Massachusetts GO	3.500%	5/1/36	160	160
Commonwealth of Massachusetts GO	5.000%	5/1/36	1,500	1,789
Commonwealth of Massachusetts GO	5.000%	7/1/36	3,050	3,130
Commonwealth of Massachusetts GO	5.000%	7/1/36	55	62
Commonwealth of Massachusetts GO	4.000%	9/1/36	230	235
Commonwealth of Massachusetts GO	4.000%	9/1/36	635	637
Commonwealth of Massachusetts GO	5.000%	10/1/36	1,500	1,793
Commonwealth of Massachusetts GO	4.000%	11/1/36	25	26
Commonwealth of Massachusetts GO	5.000%	1/1/37	85	92
Commonwealth of Massachusetts GO	3.500%	5/1/37	235	235
Commonwealth of Massachusetts GO	4.000%	9/1/37	450	451
Commonwealth of Massachusetts GO	4.000%	9/1/37	185	188
Commonwealth of Massachusetts GO	5.000%	9/1/37	15	16
Commonwealth of Massachusetts GO	4.000%	11/1/37	3,680	3,851
Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,094
Commonwealth of Massachusetts GO	4.000%	4/1/38	50	50
Commonwealth of Massachusetts GO	4.000%	5/1/38	65	65
Commonwealth of Massachusetts GO	5.000%	5/1/38	1,000	1,168
Commonwealth of Massachusetts GO	3.250%	9/1/38	1,355	1,285
Commonwealth of Massachusetts GO	3.000%	11/1/38	9,060	8,298
Commonwealth of Massachusetts GO	5.000%	11/1/38	9,500	10,075
Commonwealth of Massachusetts GO	5.000%	12/1/38	820	857
Commonwealth of Massachusetts GO	5.000%	1/1/39	10	11
Commonwealth of Massachusetts GO	3.250%	2/1/39	690	651
Commonwealth of Massachusetts GO	4.000%	5/1/39	35	35
Commonwealth of Massachusetts GO	5.000%	5/1/39	4,420	4,808
Commonwealth of Massachusetts GO	3.000%	7/1/39	2,865	2,582
Commonwealth of Massachusetts GO	5.000%	8/1/39	9,700	11,268
Commonwealth of Massachusetts GO	3.000%	9/1/39	150	135
Commonwealth of Massachusetts GO	4.000%	9/1/39	7,115	7,131
Commonwealth of Massachusetts GO	5.000%	10/1/39	20	23
Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	3,896
Commonwealth of Massachusetts GO	4.000%	12/1/39	1,000	1,004

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts GO	3.500%	2/1/40	300	288
Commonwealth of Massachusetts GO	4.000%	2/1/40	7,000	7,319
Commonwealth of Massachusetts GO	4.000%	5/1/40	350	350
Commonwealth of Massachusetts GO	4.000%	5/1/40	4,500	4,573
Commonwealth of Massachusetts GO	5.000%	7/1/40	7,730	7,895
Commonwealth of Massachusetts GO	5.000%	7/1/40	50	55
Commonwealth of Massachusetts GO	3.250%	9/1/40	485	446
Commonwealth of Massachusetts GO	3.000%	11/1/40	500	443
Commonwealth of Massachusetts GO	4.000%	11/1/40	15	16
Commonwealth of Massachusetts GO	5.000%	1/1/41	15,000	15,893
Commonwealth of Massachusetts GO	3.000%	2/1/41	1,000	878
Commonwealth of Massachusetts GO	4.000%	2/1/41	125	126
Commonwealth of Massachusetts GO	5.000%	3/1/41	3,220	3,225
Commonwealth of Massachusetts GO	3.000%	4/1/41	1,310	1,152
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,200	1,370
Commonwealth of Massachusetts GO	5.000%	5/1/41	1,150	1,313
Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	1,891
Commonwealth of Massachusetts GO	5.000%	10/1/41	20	23
Commonwealth of Massachusetts GO	4.000%	11/1/41	2,230	2,289
Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,053
Commonwealth of Massachusetts GO	4.000%	2/1/42	2,630	2,635
Commonwealth of Massachusetts GO	4.000%	2/1/42	4,275	4,432
Commonwealth of Massachusetts GO	4.000%	4/1/42	85	85
Commonwealth of Massachusetts GO	5.000%	4/1/42	8,650	9,025
Commonwealth of Massachusetts GO	5.000%	5/1/42	10,000	10,763
Commonwealth of Massachusetts GO	5.000%	5/1/42	2,800	3,184
Commonwealth of Massachusetts GO	4.000%	9/1/42	5,670	5,663
Commonwealth of Massachusetts GO	2.500%	3/1/43	1,680	1,283
Commonwealth of Massachusetts GO	5.000%	3/1/43	5,000	5,708
Commonwealth of Massachusetts GO	5.000%	5/1/43	1,500	1,610
Commonwealth of Massachusetts GO	5.000%	5/1/43	2,250	2,546
Commonwealth of Massachusetts GO	5.000%	5/1/43	3,305	3,740
Commonwealth of Massachusetts GO	5.250%	9/1/43	30	32
Commonwealth of Massachusetts GO	5.000%	1/1/44	3,000	3,156
Commonwealth of Massachusetts GO	4.000%	2/1/44	25	25
Commonwealth of Massachusetts GO	5.000%	3/1/44	3,500	3,973
Commonwealth of Massachusetts GO	3.000%	4/1/44	10,220	8,693
Commonwealth of Massachusetts GO	5.000%	11/1/44	1,445	1,513
Commonwealth of Massachusetts GO	4.000%	12/1/44	7,000	6,995
Commonwealth of Massachusetts GO	4.000%	5/1/45	335	335
Commonwealth of Massachusetts GO	5.000%	7/1/45	2,520	2,564
Commonwealth of Massachusetts GO	5.000%	7/1/45	9,665	10,455
Commonwealth of Massachusetts GO	5.000%	11/1/45	855	894
Commonwealth of Massachusetts GO	5.000%	11/1/45	5,000	5,559
Commonwealth of Massachusetts GO	4.000%	12/1/45	290	290
Commonwealth of Massachusetts GO	5.000%	1/1/46	10,000	10,485
Commonwealth of Massachusetts GO	4.000%	2/1/46	1,765	1,763
Commonwealth of Massachusetts GO	5.000%	3/1/46	15,250	15,271
Commonwealth of Massachusetts GO	4.000%	4/1/46	2,265	2,263
Commonwealth of Massachusetts GO	5.000%	5/1/46	2,250	2,395
Commonwealth of Massachusetts GO	2.375%	9/1/46	170	119
Commonwealth of Massachusetts GO	3.000%	9/1/46	5,255	4,350
Commonwealth of Massachusetts GO	4.000%	12/1/46	30	30
Commonwealth of Massachusetts GO	3.000%	3/1/47	11,885	9,714
Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	1,769
Commonwealth of Massachusetts GO	5.000%	4/1/47	1,065	1,103
Commonwealth of Massachusetts GO	5.000%	4/1/47	13,435	13,916
Commonwealth of Massachusetts GO	5.250%	4/1/47	4,350	4,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	5.250%	10/1/47	40	45
	Commonwealth of Massachusetts GO	5.000%	1/1/48	9,420	9,833
	Commonwealth of Massachusetts GO	3.000%	3/1/48	11,605	9,384
	Commonwealth of Massachusetts GO	3.000%	4/1/48	10,000	8,083
	Commonwealth of Massachusetts GO	4.000%	5/1/48	7,500	7,497
	Commonwealth of Massachusetts GO	5.000%	5/1/48	1,000	1,103
	Commonwealth of Massachusetts GO	3.000%	7/1/48	50	40
	Commonwealth of Massachusetts GO	5.000%	7/1/48	14,575	15,594
	Commonwealth of Massachusetts GO	5.000%	9/1/48	5,000	5,418
	Commonwealth of Massachusetts GO	5.000%	11/1/48	30	33
	Commonwealth of Massachusetts GO	5.000%	1/1/49	4,495	4,727
	Commonwealth of Massachusetts GO	5.000%	1/1/49	25,630	28,362
	Commonwealth of Massachusetts GO	3.000%	3/1/49	200	160
	Commonwealth of Massachusetts GO	3.000%	4/1/49	4,000	3,206
	Commonwealth of Massachusetts GO	5.000%	5/1/49	1,250	1,319
	Commonwealth of Massachusetts GO	5.000%	11/1/49	60	66
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,570	8,454
	Commonwealth of Massachusetts GO	2.000%	4/1/50	21,600	13,038
	Commonwealth of Massachusetts GO	5.000%	10/1/50	10,000	11,011
	Commonwealth of Massachusetts GO	5.000%	11/1/50	22,000	23,526
	Commonwealth of Massachusetts GO	2.125%	4/1/51	8,000	4,913
	Commonwealth of Massachusetts GO	5.000%	10/1/51	12,480	13,718
	Commonwealth of Massachusetts GO	5.000%	10/1/52	9,875	10,754
	Commonwealth of Massachusetts GO	5.000%	11/1/52	1,140	1,242
	Commonwealth of Massachusetts GO	5.000%	5/1/53	27,200	29,707
	Commonwealth of Massachusetts GO	5.000%	1/1/54	15,000	16,441
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	145	148
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/27	130	140
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	115	130
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	350	405
[7]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/34	18,140	21,272
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	270	278
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	305	322
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	1,806
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	10,000	9,960
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/47	6,985	7,267
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/48	5,385	5,655
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/50	10,000	9,835
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/50	10,000	10,852
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/51	10,185	10,934
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/53	8,530	9,378
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/29	5,955	6,132

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/31	3,005	3,091
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/32	7,375	7,586
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	5,485	5,486
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/45	6,190	6,292
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	5.000%	6/1/52	6,790	7,415
Easton MA GO	2.500%	10/15/46	3,000	2,143
Gloucester MA GO	2.250%	9/15/46	300	203
Hingham MA GO	2.375%	2/15/50	2,500	1,684
Lowell MA GO	3.000%	9/1/34	1,000	968
Lowell MA GO	2.250%	9/1/49	1,670	1,071
Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/27	4,275	4,516
Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.250%	7/1/31	10	12
Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	3.125%	7/1/41	15	14
Massachusetts Bay Transportation Authority Assessment Special Assessment Revenue	5.000%	7/1/52	9,000	9,849
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/24	210	212
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	799
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	13,140	13,879
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/27	360	390
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	3,040	3,365
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/28	95	106
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	4,135	3,389
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/29	135	154
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	199
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	50	59
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	470	341
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/32	45	55
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,018
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/35	15	17
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/36	155	165
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/37	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/38	135	141
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/39	25	26
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/40	50	51
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,970	3,031
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/44	4,000	4,015
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	9,882
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/48	3,750	3,796
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/48	140	159
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	12,215	12,814
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/51	12,000	11,871
	Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/53	3,660	3,643
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/53	15,715	17,652
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	1,085	1,096
	Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/26	20	21
[7]	Massachusetts Department of Transportation Highway Revenue	0.000%	1/1/28	25	22
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	151
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/25	5	5
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,039
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	185	196
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	5,355	5,697
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/27	70	74
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	165	180
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/28	305	322
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/28	140	156
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	522
	Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,029
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,144
	Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/30	75	79
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	803
	Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/30	60	70

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/31	415	437
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,007
Massachusetts Development Finance Agency College & University Revenue	5.000%	11/15/32	230	279
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/33	21,180	22,292
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/34	18,855	19,827
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/34	1,060	1,087
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	21,370	21,747
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,698
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/38	20	23
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/39	25	24
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/39	20	23
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	5,315	6,542
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/40	5	6
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,040	1,045
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	2,890	2,900
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	6,640	6,683
Massachusetts Development Finance Agency College & University Revenue	5.000%	3/1/44	6,225	6,228
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/44	285	320
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	846
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	10	9
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	2,105	2,125
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	10,000	10,059
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	2,880
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/48	2,105	2,329
Massachusetts Development Finance Agency College & University Revenue	4.000%	6/1/50	2,760	2,346
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	5,260	6,403
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	11,500	13,624
Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	6,695	5,742
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	4.000%	6/1/29	13,000	13,997
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	296

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,144
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.500%	6/1/35	65	81
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/44	5,000	5,368
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	225	228
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/25	1,300	1,346
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/27	50	52
Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,195	1,186
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	615	634
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/33	160	168
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/34	25	26
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	4,775	4,900
Massachusetts School Building Authority Sales Tax Revenue	4.000%	8/15/36	50	50
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	10,240
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	13,815	14,147
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/39	15	16
Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	5,500	5,507
Massachusetts School Building Authority Sales Tax Revenue	4.000%	1/15/45	1,440	1,427
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/45	80	87
Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/46	5	5
Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,495	2,564
Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,170	2,508
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	15	16
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	1,510	1,511
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/24	2,300	2,301
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	1,450	1,497
Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	2/15/26	20,640	21,599
Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	3,920	4,088
Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/27	3,625	3,871
Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/28	30	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/29	160	179
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/30	240	268
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/31	105	117
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/32	195	217
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/33	390	432
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/34	85	94
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/35	20	22
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	205	212
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/26	95	101
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/27	8,765	9,505
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/27	225	246
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/28	1,550	1,642
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/28	15	17
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/29	85	90
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/29	2,690	3,083
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/30	2,110	2,233
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/30	250	293
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	2,000	2,157
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	96
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	975	1,051
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/33	10	12
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/33	1,870	2,321
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	5,290	5,399
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/36	40	51
[4]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	5,097
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	3,710	3,738
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/43	190	202

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/48	1,150	1,303
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	395	417
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/26	18,900	19,967
	Milford MA GO	2.000%	12/1/38	3,000	2,229
	Milford MA GO	2.000%	12/1/39	3,000	2,198
	Stoneham MA GO	2.000%	1/15/34	4,000	3,434
	Stoneham MA GO	2.000%	1/15/35	4,080	3,450
	Stoneham MA GO	2.000%	1/15/36	4,165	3,447
	Sutton MA GO	2.700%	6/1/30	1,625	1,577
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/24	1,000	1,015
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	5,449
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/26	30	32
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/33	85	96
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/35	4,775	4,852
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	30	30
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/39	1,900	1,917
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,190	2,331
	University of Massachusetts Building Authority College & University Revenue	4.000%	11/1/45	9,105	9,107
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/47	18,000	18,990
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	130	132
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/24	25	25
	Worcester MA GO	2.000%	2/1/47	7,960	5,113
					1,568,246
Michigan (1.4%)
[4,11]	Detroit City School District GO	6.000%	5/1/29	6,780	7,476
[4,11]	Detroit City School District GO	5.250%	5/1/30	14,980	17,114
[4,11]	Detroit City School District GO	5.250%	5/1/32	285	332
[4]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	781
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/37	5,000	5,877
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.000%	7/1/38	2,500	2,903
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/47	7,500	8,373
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/52	7,170	7,932
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	5.250%	7/1/53	1,000	1,122
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/30	2,000	2,094
	Great Lakes Water Authority Sewage Disposal System Water Revenue	5.000%	7/1/31	10,000	10,435
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/28	3,885	4,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/30	5	5
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	79
[4]	Great Lakes Water Authority Water Supply System Water Revenue	4.000%	7/1/33	1,000	1,020
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	669
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,175	5,434
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,255	2,351
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/36	20	21
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/37	1,000	1,177
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	19,745	20,213
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/48	2,000	2,266
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/53	2,160	2,423
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	866
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	14,275	14,280
	Karegnondi Water Authority Lease Revenue	5.000%	11/1/43	7,160	7,161
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	10,560	11,305
	Lansing Board of Water & Light Multiple Utility Revenue	5.000%	7/1/54	7,000	7,681
	Lansing Board of Water & Light Multiple Utility Revenue	5.250%	7/1/54	3,000	3,364
	Lansing Community College GO	5.000%	5/1/44	3,000	3,166
	Lansing Community College GO	3.000%	5/1/49	1,720	1,319
[4]	Lansing MI GO	4.125%	6/1/48	3,000	3,000
[4]	Lansing MI GO	5.000%	6/1/48	3,000	3,250
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	865	867
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	20	20
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	25	26
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	12,815	13,723
	Michigan Finance Authority Intergovernmental Agreement Revenue	5.000%	11/1/43	7,415	7,862
	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/50	3,000	2,923
[3]	Michigan Finance Authority Intergovernmental Agreement Revenue	4.000%	11/1/55	3,635	3,395
	Michigan Finance Authority Intergovernmental Agreement Revenue (Local Government Loan Program)	4.500%	10/1/29	4,750	4,768
	Michigan Finance Authority Lease (Appropriation) Revenue, Prere.	5.000%	10/1/39	2,910	2,923
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	428
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	2,595	2,611
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/27	17,150	17,264
[4]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	116
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,321
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	765
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	711
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Finance Authority Water Revenue	5.000%	10/1/27	2,560	2,698
	Michigan Finance Authority Water Revenue	5.000%	10/1/28	660	696
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	6,245	6,580
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/24	2,680	2,695
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	403
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	11,550	11,623
[4]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/27	3,600	3,621
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	255	257
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,015
	Michigan State Building Authority Appropriations Revenue	5.000%	10/15/27	40	43
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,600	9,463
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	147
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	5	5
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	714
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	40	41
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	7,500	7,700
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/27	90	93
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	845	873
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/28	2,800	3,103
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/29	4,280	4,421
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/30	160	165
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/31	395	408
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/32	5,620	5,806
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	5,510	5,690
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	10	10
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/45	350	356
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/47	9,625	9,667
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	3,105	3,154
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	4.000%	10/15/52	5,410	5,300
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.250%	10/15/57	1,625	1,775
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	4.000%	10/15/46	10,970	10,965
	Michigan State Building Authority Lease (Non-Terminable) Revenue (Facilities Program)	3.000%	10/15/51	8,500	6,483

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Michigan State University College & University Revenue	4.000%	2/15/44	1,875	1,863
Michigan State University College & University Revenue	5.000%	2/15/48	275	292
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/27	1,285	1,396
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/28	3,735	4,147
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/29	1,390	1,578
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/30	295	341
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	35	41
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/31	1,090	1,260
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	1,240	1,434
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/32	30	35
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	10	12
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/33	350	404
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/34	2,180	2,551
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/35	6,190	7,219
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/36	30	32
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/36	4,090	4,656
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	75	79
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/38	15	16
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/39	5,850	6,061
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/40	200	206
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/41	25	26
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	13,000	13,124
Michigan Trunk Line Fuel Sales Tax Revenue	5.000%	11/15/45	230	250
Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/46	40	40
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/29	2,365	2,684
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/30	10	12
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/31	3,000	3,540
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/32	3,000	3,588
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/33	1,500	1,828
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/34	1,900	2,311
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/35	3,000	3,599
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/36	1,500	1,799
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/37	1,500	1,775
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/38	1,000	1,177
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/39	2,535	2,939
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/40	3,800	4,382
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/41	4,480	5,160
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/42	4,410	5,045
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/43	5,240	5,973
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/44	2,005	2,363
Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.000%	11/15/46	15,540	17,502

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan Trunk Line Fuel Sales Tax Revenue (Rebuilding Michigan Program)	5.500%	11/15/49	10,000	11,577
	Northern Michigan University College & University Revenue	4.000%	6/1/46	2,000	1,933
	Novi Community School District GO	4.000%	5/1/47	1,200	1,204
	Oakland University College & University Revenue	5.000%	3/1/47	3,915	3,981
	University of Michigan College & University Revenue	5.000%	4/1/24	310	311
	University of Michigan College & University Revenue	5.000%	4/1/25	20	20
	University of Michigan College & University Revenue	5.000%	4/1/26	40	42
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	6,800	7,124
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/26	340	356
	University of Michigan College & University Revenue, Prere.	5.000%	4/1/27	4,000	4,294
[11]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,550	3,775
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	4,500	4,576
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/45	5,000	5,055
[4]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.250%	12/1/48	2,000	2,257
	Wayne State University College & University Revenue	5.000%	11/15/43	20	21
	Wayne State University College & University Revenue	4.000%	11/15/48	4,625	4,498
					492,800
Minnesota (0.4%)
	Metropolitan Council GAN GO	5.000%	12/1/24	375	381
	Metropolitan Council GAN GO	5.000%	12/1/25	15,740	16,373
	Metropolitan Council GAN GO	5.000%	12/1/26	4,340	4,626
	Metropolitan Council GAN GO	5.000%	12/1/27	10,000	10,910
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	11,883
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	790	822
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	405	431
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/29	45	48
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/30	200	212
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/31	95	101
	Minnesota (State Office Building Project) COP	5.000%	11/1/29	17,400	19,712
	Minnesota (State Office Building Project) COP	5.000%	11/1/43	10,000	11,421
	Minnesota Appropriations Revenue	5.000%	3/1/27	5,030	5,376
	Minnesota Appropriations Revenue	5.000%	3/1/29	250	279
	Minnesota Appropriations Revenue	5.000%	3/1/30	15	17
	Minnesota GO	5.000%	8/1/24	400	404
	Minnesota GO	5.000%	8/1/24	5,250	5,304
	Minnesota GO	5.000%	9/1/24	2,965	3,000
	Minnesota GO	5.000%	10/1/24	1,000	1,014
	Minnesota GO	5.000%	8/1/25	330	341
	Minnesota GO	5.000%	8/1/25	3,005	3,102
	Minnesota GO	5.000%	8/1/25	3,000	3,097
	Minnesota GO	5.000%	10/1/25	2,465	2,554

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Minnesota GO	5.000%	8/1/26	3,400	3,595
	Minnesota GO	5.000%	8/1/26	3,000	3,172
	Minnesota GO	5.000%	8/1/26	3,745	3,959
	Minnesota GO	5.000%	9/1/27	1,000	1,084
	Minnesota GO	5.000%	10/1/28	400	435
	Minnesota GO	3.000%	10/1/29	1,000	1,006
	Minnesota GO	5.000%	9/1/30	5,000	5,792
	Minnesota GO	5.000%	8/1/32	9,940	11,892
	Minnesota GO	5.000%	9/1/32	2,560	3,015
	Minnesota GO	4.000%	9/1/39	1,000	1,039
	Minnesota Public Facilities Authority State Revolving Fund Water Revenue	5.000%	3/1/35	50	60
	Minnesota State General Fund Appropriations Revenue	5.000%	3/1/28	320	350
	North St Paul-Maplewood-Oakdale Independent School District No. 622 GO	3.000%	2/1/46	20	16
	Osseo Independent School District No. 279 GO	1.625%	2/1/32	3,215	2,709
	Owatonna MN Independent School District No. 761 GO	2.250%	2/1/41	1,075	811
	Scott County MN GO	3.000%	12/1/36	1,645	1,566
	University of Minnesota College & University Revenue	5.000%	4/1/41	70	72
	University of Minnesota College & University Revenue	4.000%	1/1/44	2,635	2,559
					144,540
Mississippi (0.1%)
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	5.000%	10/15/37	7,925	8,275
	Mississippi Gaming Tax Miscellaneous Taxes Revenue	4.000%	10/15/38	7,045	7,095
	Mississippi GO	5.000%	10/1/24	315	319
	Mississippi GO	5.000%	10/1/25	290	300
	Mississippi GO	5.000%	10/1/26	3,535	3,653
	Mississippi GO	5.000%	10/1/27	1,530	1,660
	Mississippi GO	5.000%	10/1/28	1,575	1,704
	Mississippi GO	5.000%	10/1/29	240	259
	Mississippi GO	5.000%	10/1/30	1,010	1,088
	Mississippi GO	4.000%	10/1/35	2,265	2,323
	Mississippi GO	4.000%	10/1/36	1,320	1,349
	Mississippi GO	4.000%	10/1/38	50	51
	Mississippi GO, Prere.	5.000%	10/1/25	1,500	1,553
	Mississippi GO, Prere.	5.000%	10/1/27	305	331
	Mississippi GO, Prere.	5.000%	10/1/27	320	347
	Mississippi GO, Prere.	5.000%	10/1/27	2,320	2,517
	Mississippi GO, Prere.	5.000%	10/1/27	5,985	6,494
[4]	West Rankin Utility Authority Sewer Revenue	5.000%	1/1/43	235	256
[4]	West Rankin Utility Authority Sewer Revenue, Prere.	5.000%	1/1/28	175	191
					39,765
Missouri (0.4%)
	Jackson County MO Appropriations Revenue	4.375%	12/1/58	400	401
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	35	35
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	4,300	4,346
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/38	2,500	2,554
	Kansas City MO Sanitary Sewer System Sewer Revenue	4.000%	1/1/42	2,020	2,032

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Kansas City MO Special Obligation Revenue	5.000%	9/1/32	1,000	1,147
Kansas City MO Special Obligation Revenue	5.000%	9/1/33	1,055	1,216
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	500	503
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/29	140	150
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/37	400	466
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/38	550	634
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/39	550	630
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/40	750	854
Metropolitan St. Louis Sewer District Sewer Revenue	4.000%	5/1/41	25	26
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/41	800	906
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	10,315	10,806
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	730	824
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/44	3,060	3,309
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	7,200	7,368
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/46	1,500	1,563
Missouri Highway & Transportation Commission Appropriations Revenue (Appropriation Mega Project)	5.000%	5/1/26	2,675	2,810
Missouri Highway & Transportation Commission Appropriations Revenue (State Appripriations Mega Project)	5.000%	5/1/24	240	241
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/27	115	124
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/28	350	385
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/29	25	28
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/31	370	430
Missouri Highway & Transportation Commission Fuel Sales Tax Revenue	5.000%	5/1/32	450	531
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/24	8,625	8,667
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	7,706
Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/26	650	684
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/26	990	1,010
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	5.000%	12/1/40	180	184
Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Prairie State Project)	4.000%	12/1/41	5	5
Missouri State Board of Public Buildings Appropriations Revenue	4.000%	10/1/28	150	159

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	1,871
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/44	6,000	6,015
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	485
	Springfield MO Public Utility Multiple Utility Revenue	3.250%	8/1/27	18,025	18,067
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	157
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/32	10,000	10,087
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/34	10,000	10,087
	Springfield School District No. R-12 GO	5.000%	3/1/37	10,000	10,951
	Springfield School District No. R-12 GO	3.000%	3/1/39	85	75
	Springfield School District No. R-12 GO	4.000%	3/1/41	1,675	1,707
	Springfield School District No. R-12 GO	4.000%	3/1/42	1,960	1,994
	Springfield School District No. R-12 GO	4.000%	3/1/43	2,500	2,544
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/32	775	892
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/33	1,250	1,437
	St. Charles County Francis Howell R-III School District GO	5.000%	3/1/34	1,000	1,150
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	595	664
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/29	1,815	2,072
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	400	467
[7]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	345	410
	University of Missouri of Curators College & University Revenue	5.000%	11/1/30	135	156
					134,022
Nebraska (0.4%)
	Douglas County NE College & University Revenue (Creighton University Projects)	4.000%	7/1/40	2,330	2,344
	Douglas County NE College & University Revenue (Creighton University Projects)	3.000%	7/1/51	1,590	1,149
[4]	Fremont School District GO	5.000%	12/15/32	275	323
[4]	Fremont School District GO	4.000%	12/15/33	420	453
[4]	Fremont School District GO	4.000%	12/15/34	550	592
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	7/1/28	2,370	2,578
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/38	2,600	2,894
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/30	290	324
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/31	20	22
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/34	4,250	4,250
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	175
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/39	11,410	11,414
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	9,106

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Omaha Public Power District Electric Power & Light Revenue	3.000%	2/1/42	550	480
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	6,545	6,610
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	125	132
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/46	105	106
Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/46	9,055	9,791
Omaha Public Power District Electric Power & Light Revenue	4.250%	2/1/47	1,050	1,069
Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/48	5,000	5,612
Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/51	5,000	4,915
Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/52	4,500	4,971
Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	5,000	5,573
Omaha Public Power District Electric Power & Light Revenue	5.250%	2/1/53	11,855	13,214
Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	1,939
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	4,453
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	4,718
Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,112
Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	9,795
Sarpy County NE GO	1.500%	6/1/30	2,390	2,083
Sarpy County NE GO	1.500%	6/1/31	2,470	2,103
Sarpy County NE GO	1.500%	6/1/31	2,435	2,072
Sarpy County NE GO	1.625%	6/1/32	2,515	2,116
Sarpy County NE GO	1.625%	6/1/32	2,485	2,092
University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	6,025	5,722
University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	10,795	10,195
				140,497
Nevada (0.7%)
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,670	5,711
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,270
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,116
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/30	8,645	9,699
Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	215	239
Clark County NV Fuel Sales Tax Revenue	3.000%	7/1/42	5,000	4,335
Clark County NV GO	5.000%	11/1/26	270	287
Clark County NV GO	5.000%	11/1/27	495	525
Clark County NV GO	5.000%	11/1/28	80	85
Clark County NV GO	4.000%	6/1/31	565	585
Clark County NV GO	4.000%	11/1/31	860	882
Clark County NV GO	5.000%	11/1/31	6,545	7,291
Clark County NV GO	4.000%	6/1/32	6,580	7,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Clark County NV GO	4.000%	11/1/32	990	1,015
	Clark County NV GO	5.000%	6/1/43	12,105	12,800
	Clark County NV GO	4.000%	7/1/44	5,050	5,062
	Clark County NV GO	4.000%	7/1/47	9,645	9,569
	Clark County NV Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/33	180	200
	Clark County School District GO	5.000%	6/15/24	840	845
	Clark County School District GO	5.000%	6/15/24	300	302
	Clark County School District GO	5.000%	6/15/24	245	247
	Clark County School District GO	5.000%	6/15/25	5,795	5,948
	Clark County School District GO	5.000%	6/15/25	1,015	1,042
	Clark County School District GO	5.000%	6/15/26	100	104
	Clark County School District GO	5.000%	6/15/26	2,815	2,950
	Clark County School District GO	5.000%	6/15/27	2,620	2,722
	Clark County School District GO	5.000%	6/15/28	4,455	4,623
[4]	Clark County School District GO	5.000%	6/15/33	1,625	1,832
[3]	Clark County School District GO	3.000%	6/15/38	5,000	4,415
[4]	Clark County School District GO	3.000%	6/15/39	3,000	2,655
[4]	Clark County School District GO	3.000%	6/15/39	800	707
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	1,000
	Clark NV County Fuel Sales Tax Revenue	5.000%	7/1/36	5,000	5,793
[4]	Clark NV County Fuel Sales Tax Revenue	4.000%	7/1/40	4,170	4,244
	Henderson NV GO	4.000%	6/1/50	3,175	3,134
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,560	14,310
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	4,860	4,708
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.250%	7/1/49	6,750	7,398
	Las Vegas Valley Water District GO	5.000%	12/1/26	3,000	3,083
	Las Vegas Valley Water District GO	5.000%	6/1/33	695	706
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	259
	Las Vegas Valley Water District GO	4.000%	6/1/39	4,400	4,412
	Las Vegas Valley Water District GO	5.000%	6/1/39	1,145	1,158
	Las Vegas Valley Water District GO	5.000%	6/1/41	9,575	9,886
	Las Vegas Valley Water District GO	4.000%	6/1/42	1,090	1,105
	Las Vegas Valley Water District GO	4.000%	6/1/46	585	580
	Las Vegas Valley Water District GO	5.000%	6/1/46	20,000	20,533
	Nevada COP (Nevada State College Project)	5.000%	6/1/43	10,145	10,150
	Nevada GO	5.000%	4/1/24	3,205	3,216
	Nevada GO	5.000%	11/1/24	530	538
	Nevada GO	5.000%	4/1/26	130	133
	Nevada GO	5.000%	11/1/26	1,005	1,030
	Nevada GO	5.000%	4/1/27	300	307
	Nevada GO	5.000%	5/1/40	15,395	17,760
	Nevada GO	2.000%	5/1/41	2,030	1,450
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/24	730	742
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	385	401
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	2,640	2,776
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	4,275	4,492
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	460	483
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	405	431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	1,080	1,150
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	103
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/33	4,000	4,117
	Truckee Meadows Water Authority Water Revenue, Prere.	5.000%	7/1/26	360	379
	Washoe County NV Gas Tax Fuel Sales Tax Revenue	5.000%	2/1/42	445	471
					230,670
New Jersey (4.9%)
	Borough of Sayreville NJ GO	2.000%	11/1/31	1,390	1,242
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	15	15
	Essex County NJ GO	2.000%	9/1/42	1,000	700
	Essex County NJ GO	2.125%	9/1/45	1,000	678
[4]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	3,215	3,423
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/24	60	59
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/25	5	5
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	8,155	7,249
[4]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	705	607
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	600	620
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	1,000	1,002
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	4,500	4,412
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/24	215	217
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/31	365	394
	Middlesex County Improvement Authority Intergovernmental Agreement Revenue	5.000%	8/15/53	5,000	5,511
	Montvale School District GO	2.000%	8/15/24	1,010	999
[3]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	665	687
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,189
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	14,980	15,064
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	7,430	7,628
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	116
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,720	6,810
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	4,815	4,842
[6]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/26	2,045	2,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	1,929
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,640	3,738
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	13,710	14,502
[7]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/27	6,790	7,389
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,955	2,007
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/28	8,180	8,675
[3]	New Jersey Economic Development Authority Appropriations Revenue	3.125%	7/1/31	295	292
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,950	1,984
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	3,190	3,313
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	1,720	1,739
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	373
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	1,155	1,161
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	3,810	3,745
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	6,000	6,079
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,672
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	1,070	1,024
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/35	1,500	1,656
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	4.000%	6/15/44	3,015	3,013
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/44	1,800	1,908
	New Jersey Economic Development Authority Appropriations Revenue (School Facilities Construction Program)	5.000%	6/15/49	180	188
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.000%	6/15/24	140	140
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	45
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	590	593
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	920	925
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	3,000	3,017
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,545	1,588
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	375	385
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	525	540
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	12,620	12,971

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	1,625	1,670
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,000	5,156
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,045	4,171
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	4,750	4,898
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	5,895	6,079
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	1,105	1,170
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,900	6,286
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,570	6,010
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	20	22
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,060	5,460
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	1,805	2,017
[4]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/37	25	26
	New Jersey Economic Development Authority Dedicated Appropriations Revenue	5.000%	6/15/43	2,195	2,308
[12]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	6,230	6,305
[12]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	7,500	7,932
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/24	3,350	3,355
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/25	13,190	13,462
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/26	5,000	5,210
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/26	1,000	1,042
	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	3/1/28	10,285	11,173
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/33	1,000	1,161
[9]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	1,000	1,155
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	7,445	7,548
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	972
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,075	2,148
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,470	3,665
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,145	4,298
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/35	110	121
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/37	3,210	3,282

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/38	9,215	9,348
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	1,470	1,576
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	4.000%	11/1/44	15	15
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/33	80	89
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/34	100	110
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	600	634
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/33	1,220	1,426
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.250%	11/1/47	12,000	13,230
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/52	5,310	5,668
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,230	1,320
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,610
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	136
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	2,400	2,480
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/27	4,350	4,534
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,840	4,126
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,500	1,612
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	628
[3]	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.125%	6/15/39	15	15
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,755	3,949
	New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	1,075	1,075
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	705	712
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/26	6,440	6,494
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/27	10,000	10,746
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	165	178

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Educational Facilities Authority College & University Revenue	5.000%	3/1/32	11,670	13,898
New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	1,000	723
New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/45	725	726
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,065
New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,030	759
New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	4.625%	9/1/48	730	759
New Jersey Educational Facilities Authority Intergovernmental Agreement Revenue	5.250%	9/1/53	770	850
New Jersey GO	5.000%	6/1/24	20,345	20,467
New Jersey GO	5.000%	6/1/25	5,995	6,155
New Jersey GO	2.000%	6/1/26	2,000	1,928
New Jersey GO	5.000%	6/1/26	27,885	29,277
New Jersey GO	2.000%	6/1/27	5,000	4,765
New Jersey GO	5.000%	6/1/27	27,205	29,225
New Jersey GO	5.000%	6/1/28	17,440	19,126
New Jersey GO	5.000%	6/1/29	8,645	9,673
New Jersey GO	5.000%	6/1/29	4,800	5,158
New Jersey GO	5.000%	6/1/29	100	103
New Jersey GO	3.250%	6/1/30	10	10
New Jersey GO	4.000%	6/1/30	5,465	5,901
New Jersey GO	4.000%	6/1/31	29,285	31,940
New Jersey GO	3.000%	6/1/32	12,395	12,070
New Jersey GO	4.000%	6/1/32	1,510	1,663
New Jersey GO	2.000%	6/1/34	6,040	5,090
New Jersey GO	4.000%	6/1/35	670	679
New Jersey GO, Prere.	4.000%	6/1/25	40	40
New Jersey GO, Prere.	4.000%	6/1/25	30	30
New Jersey GO, Prere.	5.000%	6/1/25	3,600	3,693
New Jersey GO, Prere.	5.000%	6/1/25	10	10
New Jersey GO, Prere.	5.000%	6/1/25	200	205
New Jersey GO, Prere.	5.000%	6/1/25	1,560	1,600
New Jersey GO, Prere.	5.000%	6/1/25	220	226
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/43	1,640	1,125
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/25	2,805	2,880
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,500	2,620
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,096
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	2,000	2,139
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/27	2,065	2,208
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/28	5,000	5,456
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/29	3,000	3,336
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/31	2,910	3,348
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	65	75
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/32	5	6

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/33	1,250	1,456
New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,576
New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/35	11,325	11,858
New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	2,440	2,539
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/32	135	156
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/32	5,000	5,841
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/33	30	34
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/33	10	12
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/33	5,000	5,912
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/34	5,000	5,929
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/35	5,000	5,888
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/36	2,000	2,337
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,500	1,738
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,500	1,725
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/39	1,500	1,711
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/40	6,500	7,356
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/41	2,500	2,814
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/42	3,000	3,360
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/43	1,150	1,280
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.000%	6/15/46	25,625	28,119
New Jersey State Transportation Trust Appropriations Revenue (Transportation Program)	5.250%	6/15/50	15,825	17,447
New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,375	2,390

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	2,750	2,767
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	10,150	9,829
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	3,125	3,176
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	1,530	1,555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	496
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	2,120	1,983
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/25	2,045	2,122
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,745	2,489
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,365	2,144
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	5,120	5,422
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	10,210	10,644
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	2,550	2,241
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,393
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,690	2,906
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/27	2,120	2,291
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	15,460	16,136
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	50	52
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,185	1,293
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	1,010	1,102
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	21,475	18,301
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	2,140	1,822
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,200	2,724
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,160	1,278
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,500	1,653
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	2,430	2,537
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,665	1,738
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,130	1,257
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	18,545	15,343
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	20,935	17,250
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	75	82

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	18,630	19,444
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,200
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	310	351
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,900	5,548
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,415	1,128
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	4,060	3,226
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/30	1,410	1,544
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	695	709
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,500	7,824
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	5,000	5,756
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	27,500	21,114
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,830	2,934
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	125	130
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/31	25	28
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	6,945	7,015
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	3,190	3,489
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,010	5,856
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	9,950	10,072
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,020	7,470
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	7,575	8,274
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	2,500	2,794
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/33	5,000	5,912
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,750	1,248
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	6,410	6,983
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	4,250	4,930
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	5,000	5,883
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	4,660	3,193
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	8,040	8,725
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,600	6,461
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	5,000	5,845

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	389
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,760	1,150
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,175	1,269
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	5,000	5,726
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	475
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	105
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,670	2,870
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	2,850	3,241
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,600	1,842
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	5,420	3,181
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,260	1,326
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	115	117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,515	1,732
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	4,160	2,309
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	15	15
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	4,025	4,117
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/39	2,075	2,354
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,545	8,625
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,189
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	2,029
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/40	5,000	5,635
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	4,280	2,138
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	4,335	4,368
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	2,000	2,004
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	6,095
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/39	2,500	2,868
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/41	2,000	2,268
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/42	3,250	3,606
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.250%	6/15/43	3,170	3,558

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/44	6,000	6,587
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	467
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	275	282
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	85	93
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	95	110
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	460	500
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	6,500	7,484
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,020	1,168
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	15	17
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/36	6,635	6,793
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,845	2,099
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/36	1,000	1,172
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	4,930	5,101
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/37	1,010	1,156
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/38	5,650	5,805
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,140	2,172
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	65	65
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,000	1,137
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	760	777
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	810	821
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/40	1,000	1,120

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	1,970	1,984
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	1,885	1,919
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	11,030	11,722
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	2,515	2,515
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	6,540	6,554
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	1,535	1,552
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	6,085	5,999
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,000	5,217
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	51
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/46	5,000	5,538
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/48	10,000	10,816
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.500%	6/15/49	5,190	5,213
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	2,000	1,541
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/50	2,500	2,783
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	585	640
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	40	43
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	6,250	6,526
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,039
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	3,805	4,295
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	3,250	3,350
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,115
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	10	10
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	6,170	6,320
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/38	1,200	1,331

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	360	336
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	2,045	2,084
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	6,615
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	9,300	9,413
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	1,500	1,645
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	19,140	19,020
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	8,600	9,017
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	14,510	14,399
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	2,535	2,725
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	3,920	3,468
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,115	4,712
[3]	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	210	166
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	3,445	3,329
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	13,260	12,833
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	18,500	19,167
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	8,219
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,255	1,468
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/38	20	23
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	2,500	2,589
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/41	2,770	3,158
	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.250%	6/15/42	2,340	2,655
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	859
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,163
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	1,000	685
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	544
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	22,875	12,128
[6,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	250	242
[1,6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	1,690	1,639
[6,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	510	478
[1,6]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	2,815	2,565

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	955
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	104
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	26,425	14,927
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/25	10	10
[6]	New Jersey Turnpike Authority Highway Revenue	5.500%	1/1/25	1,220	1,249
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/26	2,200	2,294
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	2,945
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	4,135	4,408
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	330
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	1,385	1,487
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,510	1,518
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	20,435	21,429
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	1,205	1,313
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/28	30	33
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	2,865	2,881
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	1,340	1,423
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	15	16
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	3,710	4,127
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	2,800	3,115
[4]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/29	30	34
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	6,995	7,035
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	276
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	680	740
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	180	196
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	5,300	6,023
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	15	17
	New Jersey Turnpike Authority Highway Revenue	3.375%	1/1/31	40	40
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,605	3,672
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	3,555	3,769
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	75	81
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	1,785	1,939
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,215	2,300
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	5,400	6,242
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	8,595	8,643
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	109
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,945	4,177
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,525	1,654
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	2,275	2,315
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,675	5,069
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	4,000	4,693
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	550	553
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,825	3,890
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,715	4,025
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	5,025	5,315
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	25	26
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	3,000	3,570
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	11,725	11,786
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,045	1,062
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	9,065	9,577
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,085	3,687
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	600
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	585	586
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	3,645	3,943
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	3,500	4,162
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	30	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,790	7,283
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,625	1,488
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	12,295	13,039
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	15,145	15,261
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	175	177
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/42	2,000	2,232
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,925	2,930
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	2,610	2,669
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	15,000	15,180
[3]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	977
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/46	12,000	13,229
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	5,705	5,705
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	10,000	10,371
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	6,690	7,084
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,135	18,036
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	12,000	13,330
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	7,100	7,155
[7]	Newark Housing Authority Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	468
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	1,040	1,168
[4]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	2,440	2,823
[7]	North Hudson NJ Sewerage Authority Intergovernmental Agreement Revenue, ETM	0.000%	8/1/25	2,000	1,911
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	275	276
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	5,415	5,672
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	20	20
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	9,340
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	1,400	1,499
					1,684,409
New Mexico (0.2%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/24	8,960	9,024
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	390	411
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/27	275	296
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	205	226
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	3,835	4,224
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	275	302
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	190	214
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	195	224
	New Mexico GO	5.000%	3/1/32	160	189
	New Mexico GO	5.000%	3/1/33	90	108
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/24	2,705	2,728

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/25	7,125	7,341
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/27	20	22
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	15,000	16,519
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	185	204
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/28	125	138
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/29	10,000	11,258
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/30	10	11
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/31	50	58
	New Mexico Severance Tax Permanent Fund Severance Tax Revenue	5.000%	7/1/32	90	107
					53,604
New York (23.7%)
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/24	210	213
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/25	210	218
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/26	1,220	1,299
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/29	1,500	1,717
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/30	2,840	3,315
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/31	510	606
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/32	2,000	2,415
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/33	1,500	1,838
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/39	1,905	2,090
	Battery Park City Authority Miscellaneous Revenue	5.000%	11/1/53	4,000	4,440
	Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	3,010	3,013
[3]	Genesee NY GO	3.000%	3/15/36	1,000	932
	Hempstead Town Local Development Corp. College & University Revenue	5.000%	7/1/47	360	372
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	100
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/25	10	10
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/26	5	5
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	7,539
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,855	4,106
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	2,754
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/31	2,105	2,235

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	4,115	4,363
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	855	907
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,220	1,293
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	575	589
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	205	217
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,790	6,095
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	675	707
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	31,810	33,155
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	1,355	1,357
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,064
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	5,190	3,739
[4]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	24,515	24,536
	Long Island Power Authority Electric Power & Light Revenue	1.000%	9/1/25	6,645	6,321
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	102
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	20	18
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/27	15	16
[4]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	297
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/28	25	28
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	1,803
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	363
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/31	6,130	7,222
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/32	115	125
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	130	141
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	465	513
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	175	213
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	110	121
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	385	423
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	620	649
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/38	1,000	1,022
[4]	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/39	65	65

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	13,815	13,894
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	2,090	2,261
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	10	10
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,470	1,541
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	6,610	6,640
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	1,060	1,076
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	4,380	4,522
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,715	2,826
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/48	5,000	5,597
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	500	553
[4]	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/53	5,000	5,538
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	18,175	17,926
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,500	3,339
	Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,815	5,480
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	2,180	2,267
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	384
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	450	482
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	495	529
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/29	230	245
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,343
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	145	154
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	349
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,041
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/33	1,690	1,822
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	25	27
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,243
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	166
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	15	16
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	396
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	15,380	16,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	884
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	575
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	13,995	14,356
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,450	5,656
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/51	5,000	5,121
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	8,360	8,264
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/52	1,795	1,774
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	3.000%	11/15/28	245	245
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,270	1,843
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	14,555	11,051
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,465	1,485
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	55	56
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	125	127
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	507
[6]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/24	200	203
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,620	1,674
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,925	1,990
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	15,715	16,243
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	424
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,034
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,282
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	5,150	5,296
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	892
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,955	3,119
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	835	881
[4]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,110	5,438
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	5	4
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,900	2,979
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	9,040	9,700

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	70	75
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	660	703
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	180	188
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	495	517
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,310	1,369
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	30	32
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	4,595	5,011
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	500	532
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,665	1,816
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	1,215	1,270
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	12,480	13,464
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	4,380	3,620
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	175	189
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	225
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	6,475	6,624
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,610	1,681
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	205
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	905	975
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,875	4,043
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	5,040	5,432
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,128
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	455	465
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	265	276
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	7,260	7,812
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	25,870	19,156
Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	925	867
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	625	634
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	280
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	75	81
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	12,135	8,632

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	7,230	7,420
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	3,710	3,982
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,118
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	5,010
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	3,385	3,454
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	4,000	4,055
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	12,075	12,234
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	16,875	17,207
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	735	749
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	228
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,775	1,615
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	6,190	6,218
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	685	619
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	595	598
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	690	697
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	4,175	4,291
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	6,570	6,583
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	535	536
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	295	294
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/38	3,210	3,220
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	616
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	2,945
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	5,115	5,449
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	890	441
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	2,290	2,271
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	6,820	6,863
	Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	155	135
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	275	273
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/42	20,510	20,074
	Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	710	710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	1,010	990
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	440	433
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	4,780
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	75	75
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	15,000	14,603
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	195	195
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,320	1,329
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	645	624
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	2,000	1,934
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	23,175	23,778
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	8,995	9,024
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,000	1,042
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	1,000	1,059
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/46	405	303
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	7,782
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	4,180	4,023
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	900
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,800	5,746
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,500	5,294
[4]	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	2,000	1,982
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	254
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	157
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	4,784
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	6,187
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	10,000	9,519
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	45	43
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	8,405	8,821
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	12,415	11,759
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	16,000	15,155
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,444

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	4,550	4,290
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	10,000	9,434
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	2,030	2,128
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	1,395	1,312
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,546
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/52	12,715	11,925
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	4,525	4,679
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	9,100	9,162
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	17,370	18,393
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	3,640	3,673
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	9,655	9,882
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,610	1,655
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,935	5,069
Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/24	4,475	4,483
Metropolitan Transportation Authority Transit Revenue PUT	5.000%	5/15/30	8,875	9,582
Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	185	185
Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,215	2,248
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/37	1,000	1,014
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	5,470	5,498
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/43	100	101
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	13,025	12,749
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/53	7,500	8,220
MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,071
Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/30	395	464
Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/31	705	835
Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/32	470	520
Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/32	495	585
Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/33	520	574

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/33	390	461
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,710	4,068
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/34	85	100
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	3,360	3,649
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/35	190	223
	Nassau County NY GO	5.000%	10/1/27	980	1,065
	Nassau County NY GO	4.000%	4/1/43	30	30
	Nassau County NY GO	4.125%	4/1/47	2,900	2,927
[4]	Nassau County NY GO	4.125%	4/1/47	7,000	7,079
[4]	Nassau County NY GO	5.000%	7/1/49	8,000	8,380
	Nassau County NY GO	4.250%	4/1/52	3,000	3,025
	Nassau County NY GO	4.000%	4/1/53	5,000	4,915
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,860	1,770
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,620	1,538
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	949
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	1,907
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	2,707
[4]	New York City Industrial Development Agency Miscellaneous Revenue	2.000%	1/1/38	1,925	1,416
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	25	22
[4]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	30	24
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/29	3,750	4,123
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/32	2,770	2,904
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	460
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,245	1,002
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	688
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	7,100	6,221
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	6,140	5,261
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,486
[4]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	4,610	3,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	11,640	8,775
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	3,500	2,467
[10]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	250	104
	New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/24	190	191
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/24	280	282
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	1,485	1,530
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/25	15	15
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	7,620	7,740
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	4,050	4,276
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	3,305	3,357
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/26	2,250	2,285
	New York City Municipal Water Finance Authority Water Revenue	3.125%	6/15/27	55	55
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	60	65
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	6,625	6,883
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	10,130	10,525
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	2,635	2,708
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,465	1,522
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	390	422
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/27	1,590	1,652
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	4,485	4,608
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	240	259
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	775	780
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	360	384
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	440	487
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	250	267
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	220	243
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	1,780	1,829
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/28	80	82
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	9,540	9,601
	New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	3,340	3,778

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	1,190	1,280
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	300	339
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	150	163
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	10	10
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	50	54
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/29	85	88
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	125	144
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	1,105	1,147
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	800	925
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	2,500	2,775
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	275	318
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	385	414
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	250	289
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/30	95	110
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	315	323
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,660	1,704
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	1,570	1,850
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	515	607
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	160	164
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	395	424
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/31	65	76
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/32	8,500	8,868
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	6,635	6,884
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	240	273
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	2,440	2,649
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	5,255	6,163
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	975	1,132
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	415	482
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	115	123
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/32	95	114

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/33	95	98
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	280	301
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	1,060	1,288
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	70	79
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	355	415
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/33	30	36
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/33	25	27
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/34	1,315	1,319
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,805	1,869
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	5,015	6,057
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	8,000	9,858
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	85	93
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,430	1,606
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	1,500	1,848
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/34	215	255
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	6,110	6,127
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	3,665	3,789
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	2,035	2,386
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	120	149
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	2,660	3,230
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	20	24
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/35	200	224
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/36	670	651
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	2,085	2,226
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,510	3,622
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	3,360	3,772
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/36	1,000	1,003
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/36	7,020	7,576
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/37	340	319
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/37	170	169

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	100	102
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	130	135
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	10,255	10,547
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/37	15	15
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	890	908
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	9,760	9,959
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	2,370	2,493
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	370	394
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/37	135	146
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	4,485	4,820
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/37	21,020	22,286
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/38	45	45
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	4,650	4,939
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,060	1,139
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	1,920	2,013
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/38	45	49
New York City Municipal Water Finance Authority Water Revenue	4.500%	6/15/39	2,855	2,863
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	3,790	3,800
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	20,000	20,341
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	805	819
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	4,755	4,836
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	1,650	1,691
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	2,230	2,392
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/39	500	509
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/40	120	107
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/40	575	558
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	5,045	5,123
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/40	1,935	1,967
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,470	1,505
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	2,010	2,199

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	345	369
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	3,945	4,287
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/40	1,960	2,087
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	9,050	9,161
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	2,585	2,619
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/41	140	142
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/42	10,000	9,211
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	7,850	7,941
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,815	5,878
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	8,215	8,315
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	5,835	5,902
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/42	10,735	10,851
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/43	9,030	9,109
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/43	1,410	1,604
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/44	20,990	17,753
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/44	10,275	10,196
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	115	115
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	2,255	2,502
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/44	55	59
New York City Municipal Water Finance Authority Water Revenue	3.375%	6/15/45	100	90
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/45	16,160	16,235
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	3,155	3,160
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	150	157
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	15,000	15,879
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/45	1,035	1,150
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/46	1,450	1,200
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	2,455	2,453
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	20,055	20,074
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/46	110	110
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/46	6,000	6,055

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	4.625%	6/15/46	3,000	3,001
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	10,530	10,862
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	890	901
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	4,100	4,287
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/46	5,000	5,591
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	1,475	1,535
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/46	5,000	5,712
New York City Municipal Water Finance Authority Water Revenue	3.750%	6/15/47	335	317
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	1,130	1,114
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	35	34
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/47	45	45
New York City Municipal Water Finance Authority Water Revenue	4.125%	6/15/47	8,610	8,655
New York City Municipal Water Finance Authority Water Revenue	4.250%	6/15/47	8,380	8,380
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	5,030	5,038
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	10,030	10,412
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/47	8,125	9,010
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/47	800	839
New York City Municipal Water Finance Authority Water Revenue	3.500%	6/15/48	11,265	10,105
New York City Municipal Water Finance Authority Water Revenue	3.625%	6/15/48	3,460	3,175
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/48	1,910	1,900
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	21,960	22,889
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	2,560	2,763
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/48	22,620	23,752
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/49	20	16
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,850	11,757
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	5,250	5,209
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	11,040	10,954
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/49	9,490	9,416
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	18,875	19,919
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	3,055	3,254

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/49	5,015	5,368
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/49	3,565	3,801
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	970	768
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	105	83
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/50	150	119
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	1,950	1,931
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	10,560	10,455
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	40	40
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/50	8,710	8,624
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	8,240	8,865
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	35	38
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/50	5,500	5,946
New York City Municipal Water Finance Authority Water Revenue	3.000%	6/15/51	25	20
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/51	2,375	2,350
New York City Municipal Water Finance Authority Water Revenue	4.000%	6/15/52	13,710	13,541
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/52	3,000	3,265
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/52	15,955	17,880
New York City Municipal Water Finance Authority Water Revenue	5.000%	6/15/53	1,500	1,658
New York City Municipal Water Finance Authority Water Revenue	5.250%	6/15/53	4,830	5,458
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	6,420	6,607
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	265	272
New York City Municipal Water Finance Authority Water Revenue, Prere.	5.000%	6/15/25	2,000	2,060
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	175
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	705	744
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	75	79
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	2,025	2,187
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	40	43
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	4,865	5,206
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	390	431
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	6,085	6,718

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	4,595	4,913
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	280	307
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	740	760
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	3,185	3,489
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	105	121
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	1,185	1,266
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	60	64
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	660	721
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	1,610	1,887
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	155	182
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	3,775	4,031
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	70	82
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	1,450	1,582
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	20	24
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	2,635	2,871
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	215	252
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	135	162
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	380	410
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	4,200	4,307
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	5,295	5,757
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	20	24
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	769
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,555	2,724
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	28,050	30,407
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	2,830	2,903
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	380	402
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	6,600	7,127
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	465	485
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	3,360	3,612
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,105	5,180

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	50	45
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	14,805	15,069
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	610
New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/44	6,115	6,109
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	16,200	12,888
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/24	750	757
New York City Transitional Finance Authority Building Aid Appropriations Revenue, ETM	5.000%	7/15/25	1,905	1,963
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/27	20	22
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	1,090	1,203
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	20	22
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	1,260	1,382
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/29	10	11
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	30	31
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	1,075	1,093
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	2,165	2,372
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	115	126
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	360	374
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	2,930	3,202
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	35	38
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	10	10
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.125%	7/15/32	175	175
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	115	125
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	2,080	2,269
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	4,160	4,532
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	415	452
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,397
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,575	1,712
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	50	54
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	165	179
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	3,715	3,774

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	197
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,280	2,515
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	110	114
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	990	1,004
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	254
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/36	15	16
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,280	5,404
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	6,376
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	304
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	4,240	4,251
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	4,055	4,100
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/42	180	180
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	4,625	4,908
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,795	2,966
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,670	5,726
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	27,000	27,615
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/45	10,060	10,040
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	2,956
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,805	1,632
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	3,385	3,419
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	848
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,255	1,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	990	1,005
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,575	1,599
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	2,045	2,110
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,080	2,132
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	550	571
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	595	618
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	10,855	11,266

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,500	2,595
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	15	16
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	2,985	3,058
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,810	1,924
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	455	484
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	18,425	19,583
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,610	1,711
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,875	1,941
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,260	1,339
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	16,180	17,197
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,060	1,068
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	1,000	1,082
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	330	338
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	680	704
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	795	851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	575	625
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,705	2,942
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	7,125	7,751
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,815	7,413
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	4,305	4,683
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	2,465	2,681
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	6,000	6,527
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	4,575	4,587
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	1,170	1,179
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	35	36
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,270	1,358
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	80	89

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	3,105	3,456
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	100	111
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,055	1,141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	55	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	55	61
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	215	224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,725
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	165	170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,500	1,698
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	6,680	7,560
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	3,473
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	435	495
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,000	3,414
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,500	3,983
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	90	102
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,225	3,670
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,645	1,747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	160
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	4,185	4,351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	1,720	1,788
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/30	120	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	205	219
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/30	120	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	6,610	6,946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,315	1,412
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	230	227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,561

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	5,735	6,124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	105	121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	40	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	2,790	3,227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	3,000	3,470
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	10	12
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	50	58
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	795	826
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	5,415	5,749
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	225	234
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	13,500	13,535
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,175	2,224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	1,515	1,617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,440
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	806
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	725
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	2,050	2,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	1,520	1,597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	205	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	180	211
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	2,894
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	235	272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,502
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	40	47
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,210	3,773
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,526
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	15	18
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	50	53
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	3,000	3,118
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,485	4,785

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,550	2,664
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	3,255	3,550
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	125	144
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	8,390	8,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,075	2,180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	25	30
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	10,510	10,545
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	25	27
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	1,210	1,398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,570	4,166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	16,905	19,904
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	4,465	5,300
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,581
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/33	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/33	105	107
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/33	1,025	1,088
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	320	341
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	460	480
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,495	1,631
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,000	1,155
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	11,200	11,279
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	317
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,175	3,334
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	1,300	1,337
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	3,120	3,420
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,005	1,038
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	115	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	16,085	18,934
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	8,770	10,129

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	13,085	15,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	4,920	5,934
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	3,844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,450	2,558
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	6,425	7,741
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	25	29
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	160	185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,510	5,548
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,551
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	606
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	5,000	5,035
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	60	64
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	155	170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	80	94
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	415	454
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	2,015	2,169
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	9,960	9,989
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	444
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	35	41
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	1,165	1,299
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	5,000	6,015
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	335	370
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	10	12
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/35	160	157
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/35	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	75	87
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/35	260	278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	11,485	12,225
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	157

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	3,960	4,309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,780	1,965
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	1,555	1,784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	5,360	6,409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	8/1/35	100	98
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	25	26
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,014
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,318
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5,000	5,349
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,000	3,278
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	40	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	4,850	5,170
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	45	48
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	90	96
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	681
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	10
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	1,495	1,660
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/35	2,000	2,406
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	6,415	6,508
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,080
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	35	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	20	23
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	3,595	3,796
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	3,820
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,585	3,735
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	95	104
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,610	3,914

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	1,285	1,523
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,343
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,635	5,782
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	2,640	2,815
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	125	136
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	30	33
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	524
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	6,035	7,059
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/36	2,010	2,128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	110	125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	10,097
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	15	18
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/36	1,670	1,993
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,460	1,382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,231
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	1,030	1,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	40	46
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,080	1,100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	3,490	3,637
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,805	2,917
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,116
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	60	66
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,915	3,297
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	85	100
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,185
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,335	3,865
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/37	3,680	4,022
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	250	233

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,575	3,688
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	4,955	5,171
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	11,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	476
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,590	1,881
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/37	1,750	2,071
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/38	655	607
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,393
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	2,700	2,796
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,945	2,009
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,133
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,100	5,351
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,890	4,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	75	80
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	8,465	9,206
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,315	2,439
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	5	6
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.500%	8/1/38	155	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,590	2,631
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	90	93
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	2,725	2,819
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/38	4,800	4,819
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	925
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	1,445	1,554
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,355	10,958
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,131
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	426
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	2,715	2,773
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,795	1,851
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	9,545	9,573

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	3,355	3,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/38	5,000	5,877
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/39	625	572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,072
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	2,415	2,745
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	14,135	14,172
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	45	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	410	418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,475	2,522
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	184
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,885	3,128
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	30	32
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	45	52
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/39	560	553
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	1,490	1,493
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	11,925	12,046
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	3,000	3,063
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	11,620	11,677
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,790	5,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	9,525	10,899
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/39	300	272
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	6,440	6,528
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	1,860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	455	462
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/39	2,395	2,572
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/39	4,915	5,769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	4,582
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	11,400	12,858
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	15,860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	1,460	1,672

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/40	3,760	3,354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.625%	8/1/40	25	24
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	8,765	9,249
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	669
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/40	5,250	6,098
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	9,655	9,690
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	165	166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/40	3,795	4,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/40	5,000	5,828
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	1,000	1,004
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	13,060	13,119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/41	15	15
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	7,000	7,860
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/41	35	40
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	5,000	5,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/41	4,730	4,749
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,057
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	1,650	1,880
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/41	5,000	4,398
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	2,125	2,125
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/41	5	5
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/41	9,505	10,736
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	3,715
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	3,715	3,964
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/41	200	228
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/41	4,000	4,637
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	2/1/42	270	246
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	155	153
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/42	5,790	6,477
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	255	252

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	18,050	18,031
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	5,000	5,021
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	1,690	1,917
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	830	721
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/42	4,335	4,320
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,500	3,725
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	8/1/42	2,785	3,203
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	10,430	10,437
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	10,000	10,007
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/42	5,000	5,769
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	150	150
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/43	670	671
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	2,000	2,084
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	10,130	11,269
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.250%	5/1/43	275	248
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	55	55
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	1,160	1,161
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	360	377
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/43	1,705	1,922
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/43	4,075	4,037
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/43	4,500	5,033
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	7,575	7,582
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/43	6,000	5,990
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/43	5,000	5,738
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	9,845	9,718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	130	146
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/44	40	44
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,225	2,210
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	2,460	2,457

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	125	123
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/44	1,335	1,498
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/44	150	148
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/44	3,000	3,341
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/44	7,800	7,787
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/45	4,760	5,302
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	3,305	2,763
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	24,115	23,996
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/45	3,840	3,821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	6,075	6,345
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	4,300	4,290
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.500%	11/1/45	6,000	6,979
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	150	149
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	4,085	3,386
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/46	2,450	2,730
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/46	4,750	4,718
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/46	3,000	3,328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	13,105	14,363
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/47	11,565	12,675
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	2/1/47	5,000	5,667
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/47	10,000	9,916
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/47	7,455	8,265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	10,575	8,608
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/48	120	97
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/48	1,465	1,617
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/48	1,200	967
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/48	11,430	11,309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.250%	11/1/48	11,400	12,853
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	7,895
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	2.250%	2/1/51	1,915	1,213

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,620	5,981
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	2,000	1,979
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	1,000	985
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/51	12,500	12,367
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/51	13,765	14,949
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/53	5,000	4,930
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/53	2,000	2,188
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	155	158
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/33	2,190	2,230
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	102
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	10,060	10,188
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/24	600	603
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	210	217
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/25	1,955	2,029
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/27	4,900	5,330
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/28	4,800	5,343
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/29	4,000	4,552
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/30	4,900	5,667
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/31	1,500	1,763
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/32	4,000	4,775
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/33	5,000	6,051
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,644
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/34	3,000	3,644
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/34	4,000	4,889
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,000	3,615
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/35	3,000	3,615
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/35	4,000	4,840
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	3,000	3,583
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/36	1,000	1,194
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/36	4,025	4,817

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	1,000	1,182
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/37	2,000	2,364
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/37	4,185	4,957
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/38	1,000	1,171
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/38	4,000	4,698
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,000	1,163
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/39	1,895	2,203
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/39	8,800	10,293
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/40	2,000	2,304
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/40	4,020	4,657
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/41	2,000	2,292
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/41	2,035	2,446
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/41	12,670	14,597
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/42	2,000	2,281
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/42	1,000	1,196
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/42	1,835	1,840
New York City Transitional Finance Authority Income Tax Revenue	5.000%	11/1/42	5	5
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/43	2,000	2,266
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	1,000	1,184
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/44	3,000	3,553
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/45	5,000	5,609
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/48	5,000	5,544
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/48	5,000	5,698
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	6,500	7,373
New York City Transitional Finance Authority Income Tax Revenue	5.250%	5/1/50	3,260	3,698
New York City Transitional Finance Authority Income Tax Revenue	4.375%	5/1/53	2,500	2,550
New York City Transitional Finance Authority Income Tax Revenue	5.000%	5/1/53	5,000	5,490
New York City Transitional Finance Authority Income Tax Revenue	5.500%	5/1/53	2,595	2,998
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,400	4,613
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	180	199

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/31	1,275	1,502
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	428
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/37	1,415	820
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	261
[3]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	319
[4]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	142
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	97
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	1,890	1,915
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/47	12,525	4,027
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/55	5,000	1,038
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	400	344
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	535	537
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	160	122
	New York NY GO	5.000%	8/1/24	3,275	3,306
	New York NY GO	5.000%	8/1/24	2,200	2,221
	New York NY GO	5.000%	8/1/24	745	752
	New York NY GO	5.000%	8/1/24	385	389
	New York NY GO	5.000%	8/1/24	45	45
	New York NY GO	5.000%	8/1/24	1,190	1,201
	New York NY GO	5.000%	8/1/24	3,155	3,185
	New York NY GO	5.000%	8/1/24	2,730	2,756
	New York NY GO	5.000%	8/1/24	1,050	1,060
	New York NY GO	5.000%	8/1/24	10	10
	New York NY GO	5.000%	8/1/24	1,445	1,459
	New York NY GO	5.000%	8/1/24	50	50
	New York NY GO	5.000%	8/1/24	15,000	15,143
	New York NY GO	5.000%	8/1/24	1,420	1,434
	New York NY GO	5.000%	8/1/24	13,870	14,002
	New York NY GO	5.000%	8/1/24	825	833
	New York NY GO	5.000%	8/1/25	1,335	1,377
	New York NY GO	5.000%	8/1/25	1,465	1,479
	New York NY GO	5.000%	8/1/25	2,285	2,357
	New York NY GO	5.000%	8/1/25	745	759
	New York NY GO	5.000%	8/1/25	7,485	7,721
	New York NY GO	5.000%	8/1/25	11,200	11,554
	New York NY GO	5.000%	8/1/25	1,130	1,166
	New York NY GO	5.000%	8/1/25	6,680	6,891
	New York NY GO	5.000%	8/1/25	1,780	1,836
	New York NY GO	5.000%	8/1/25	1,405	1,449
	New York NY GO	5.000%	8/1/25	4,055	4,183
	New York NY GO	5.000%	8/1/25	5,425	5,596
	New York NY GO	5.000%	8/1/25	1,780	1,836
	New York NY GO	5.000%	8/1/25	1,500	1,547
	New York NY GO	5.000%	8/1/25	5	5
	New York NY GO	5.000%	9/1/25	2,600	2,688
	New York NY GO	5.000%	3/1/26	2,710	2,714

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	3/1/26	3,400	3,553
New York NY GO	5.000%	8/1/26	2,115	2,205
New York NY GO	5.000%	8/1/26	5,535	5,699
New York NY GO	5.000%	8/1/26	690	728
New York NY GO	5.000%	8/1/26	6,660	7,028
New York NY GO	5.000%	8/1/26	4,095	4,321
New York NY GO	5.000%	8/1/26	11,255	11,350
New York NY GO	5.000%	8/1/26	290	306
New York NY GO	5.000%	8/1/26	635	670
New York NY GO	5.000%	8/1/26	17,715	18,694
New York NY GO	5.000%	8/1/26	3,050	3,218
New York NY GO	5.000%	8/1/26	1,130	1,192
New York NY GO	5.000%	8/1/26	5	5
New York NY GO	5.000%	3/1/27	1,675	1,677
New York NY GO	5.000%	3/1/27	125	134
New York NY GO	5.000%	8/1/27	7,200	7,498
New York NY GO	5.000%	8/1/27	10,845	11,164
New York NY GO	5.000%	8/1/27	1,620	1,651
New York NY GO	5.000%	8/1/27	4,355	4,585
New York NY GO	5.000%	8/1/27	3,165	3,416
New York NY GO	5.000%	8/1/27	195	197
New York NY GO	5.000%	8/1/27	265	286
New York NY GO	5.000%	8/1/27	6,300	6,731
New York NY GO	5.000%	8/1/27	4,800	5,180
New York NY GO	5.000%	8/1/27	1,785	1,926
New York NY GO	5.000%	8/1/27	6,340	6,842
New York NY GO	5.000%	8/1/27	1,085	1,171
New York NY GO	5.000%	8/1/27	2,660	2,871
New York NY GO	5.000%	8/1/27	130	140
New York NY GO	5.000%	9/1/27	30	32
New York NY GO	5.000%	3/1/28	2,000	2,003
New York NY GO	5.000%	8/1/28	270	278
New York NY GO	5.000%	8/1/28	1,055	1,075
New York NY GO	5.000%	8/1/28	160	168
New York NY GO	5.000%	8/1/28	12,705	13,532
New York NY GO	5.000%	8/1/28	4,600	4,955
New York NY GO	5.000%	8/1/28	915	998
New York NY GO	5.000%	8/1/28	2,990	3,299
New York NY GO	5.000%	8/1/28	5,445	5,665
New York NY GO	5.000%	8/1/28	12,440	13,725
New York NY GO	5.000%	8/1/28	13,780	15,204
New York NY GO	5.000%	8/1/28	1,070	1,181
New York NY GO	5.000%	8/1/28	105	116
New York NY GO	5.000%	8/1/28	1,000	1,103
New York NY GO	5.000%	8/1/28	4,515	4,982
New York NY GO	5.000%	8/1/28	4,870	5,246
New York NY GO	5.000%	8/1/28	1,435	1,583
New York NY GO	5.000%	9/1/28	5	6
New York NY GO	5.000%	10/1/28	35	39
New York NY GO	5.000%	8/1/29	2,060	2,099
New York NY GO	5.000%	8/1/29	6,470	6,796
New York NY GO	5.000%	8/1/29	35	38
New York NY GO	5.000%	8/1/29	50	52
New York NY GO	5.000%	8/1/29	2,375	2,581
New York NY GO	5.000%	8/1/29	15,355	17,318
New York NY GO	5.000%	8/1/29	1,000	1,128
New York NY GO	5.000%	8/1/29	13,235	14,927
New York NY GO	5.000%	8/1/29	1,305	1,472

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/29	3,715	4,190
New York NY GO	5.000%	8/1/29	1,975	2,228
New York NY GO	5.000%	8/1/29	1,000	1,128
New York NY GO	5.000%	8/1/29	95	107
New York NY GO	5.000%	9/1/29	160	181
New York NY GO	5.000%	10/1/29	110	125
New York NY GO	5.000%	3/1/30	9,860	9,867
New York NY GO	5.000%	4/1/30	870	994
New York NY GO	5.000%	8/1/30	350	363
New York NY GO	5.000%	8/1/30	2,230	2,340
New York NY GO	5.000%	8/1/30	3,585	3,761
New York NY GO	5.000%	8/1/30	1,835	1,994
New York NY GO	5.000%	8/1/30	5,315	6,109
New York NY GO	5.000%	8/1/30	9,705	11,156
New York NY GO	5.000%	8/1/30	14,000	16,092
New York NY GO	5.000%	8/1/30	4,070	4,678
New York NY GO	5.000%	8/1/30	6,575	7,558
New York NY GO	5.000%	8/1/30	1,975	2,270
New York NY GO	5.000%	8/1/30	1,230	1,373
New York NY GO	5.000%	8/1/30	385	443
New York NY GO	5.000%	10/1/30	3,000	3,391
New York NY GO	5.250%	10/1/30	1,350	1,467
New York NY GO	5.000%	12/1/30	490	518
New York NY GO	4.000%	8/1/31	5,000	5,143
New York NY GO	5.000%	8/1/31	5,515	5,722
New York NY GO	5.000%	8/1/31	85	86
New York NY GO	5.000%	8/1/31	25	27
New York NY GO	5.000%	8/1/31	13,420	15,418
New York NY GO	5.000%	8/1/31	5,015	5,762
New York NY GO	5.000%	8/1/31	5,000	5,845
New York NY GO	5.000%	8/1/31	1,235	1,419
New York NY GO	5.000%	8/1/31	120	134
New York NY GO	5.000%	8/1/31	40	47
New York NY GO	5.000%	10/1/31	40	45
New York NY GO	5.000%	10/1/31	3,000	3,517
New York NY GO	5.250%	10/1/31	8,065	8,759
New York NY GO	5.000%	12/1/31	200	211
New York NY GO	5.000%	4/1/32	215	250
New York NY GO	5.000%	5/1/32	20	24
New York NY GO	4.000%	8/1/32	470	483
New York NY GO	5.000%	8/1/32	110	111
New York NY GO	5.000%	8/1/32	90	92
New York NY GO	5.000%	8/1/32	1,185	1,318
New York NY GO	5.000%	8/1/32	65	70
New York NY GO	5.000%	8/1/32	7,155	8,213
New York NY GO	5.000%	8/1/32	1,890	2,169
New York NY GO	5.000%	8/1/32	170	171
New York NY GO	5.000%	8/1/32	2,320	2,754
New York NY GO	5.000%	8/1/32	1,515	1,739
New York NY GO	5.000%	8/1/32	5,000	5,935
New York NY GO	5.000%	8/1/32	90	105
New York NY GO	5.000%	8/1/32	190	226
New York NY GO	5.000%	10/1/32	235	265
New York NY GO	5.000%	10/1/32	25	30
New York NY GO	5.250%	10/1/32	20	22
New York NY GO	5.000%	12/1/32	45	47
New York NY GO	3.250%	3/1/33	85	86
New York NY GO	4.000%	3/1/33	410	410

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	4/1/33	2,040	2,217
New York NY GO	5.000%	4/1/33	4,440	5,157
New York NY GO	5.000%	4/1/33	125	145
New York NY GO	3.500%	6/1/33	95	95
New York NY GO	4.000%	8/1/33	90	92
New York NY GO	5.000%	8/1/33	1,000	1,018
New York NY GO	5.000%	8/1/33	145	152
New York NY GO	5.000%	8/1/33	150	167
New York NY GO	5.000%	8/1/33	1,500	1,721
New York NY GO	5.000%	8/1/33	310	356
New York NY GO	5.000%	8/1/33	8,825	10,125
New York NY GO	5.000%	8/1/33	5,060	6,092
New York NY GO	5.000%	8/1/33	105	123
New York NY GO	5.000%	10/1/33	505	568
New York NY GO	5.250%	10/1/33	250	271
New York NY GO	5.000%	12/1/33	2,385	2,512
New York NY GO	5.000%	12/1/33	410	451
New York NY GO	4.000%	3/1/34	140	140
New York NY GO	5.250%	3/1/34	2,510	2,745
New York NY GO	5.000%	4/1/34	205	223
New York NY GO	5.000%	4/1/34	10	12
New York NY GO	5.000%	5/1/34	35	41
New York NY GO	3.000%	8/1/34	225	216
New York NY GO	4.000%	8/1/34	125	130
New York NY GO	4.000%	8/1/34	295	315
New York NY GO	4.000%	8/1/34	75	81
New York NY GO	4.000%	8/1/34	105	107
New York NY GO	5.000%	8/1/34	425	471
New York NY GO	5.000%	8/1/34	55	63
New York NY GO	5.000%	8/1/34	5,000	6,025
New York NY GO	5.000%	8/1/34	475	572
New York NY GO	5.000%	8/1/34	20	23
New York NY GO	5.000%	9/1/34	85	101
New York NY GO	3.000%	10/1/34	520	503
New York NY GO	5.000%	10/1/34	615	690
New York NY GO	5.000%	10/1/34	70	83
New York NY GO	5.000%	12/1/34	100	105
New York NY GO	5.000%	12/1/34	685	751
New York NY GO	3.000%	3/1/35	2,105	2,068
New York NY GO	4.250%	3/1/35	9,355	9,358
New York NY GO	5.250%	3/1/35	6,000	6,558
New York NY GO	5.000%	4/1/35	460	499
New York NY GO	5.000%	4/1/35	2,050	2,436
New York NY GO	5.000%	4/1/35	120	138
New York NY GO	5.000%	5/1/35	2,500	2,928
New York NY GO	5.000%	6/1/35	5,000	5,120
New York NY GO	4.000%	8/1/35	185	188
New York NY GO	4.000%	8/1/35	25	25
New York NY GO	5.000%	8/1/35	200	227
New York NY GO	5.000%	8/1/35	1,105	1,317
New York NY GO	5.000%	8/1/35	240	268
New York NY GO	5.000%	9/1/35	270	317
New York NY GO	4.000%	10/1/35	125	131
New York NY GO	5.000%	10/1/35	990	1,061
New York NY GO	5.000%	10/1/35	40	47
New York NY GO	5.000%	12/1/35	820	862
New York NY GO	5.000%	12/1/35	170	186
New York NY GO	4.000%	3/1/36	10	11

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	4.000%	3/1/36	70	72
New York NY GO	5.000%	3/1/36	395	452
New York NY GO	5.000%	4/1/36	10	11
New York NY GO	5.000%	4/1/36	1,000	1,180
New York NY GO	5.000%	6/1/36	180	184
New York NY GO	3.000%	8/1/36	2,075	1,983
New York NY GO	4.000%	8/1/36	125	127
New York NY GO	4.000%	8/1/36	45	47
New York NY GO	5.000%	8/1/36	1,475	1,743
New York NY GO	5.000%	8/1/36	1,535	1,814
New York NY GO	5.000%	8/1/36	70	79
New York NY GO	5.000%	9/1/36	45	52
New York NY GO	5.000%	10/1/36	30	35
New York NY GO	4.000%	12/1/36	25	25
New York NY GO	5.000%	12/1/36	130	142
New York NY GO	5.000%	3/1/37	70	79
New York NY GO	5.000%	4/1/37	30	32
New York NY GO	5.000%	4/1/37	1,730	2,021
New York NY GO	5.000%	5/1/37	40	46
New York NY GO	3.750%	6/1/37	95	95
New York NY GO	4.000%	8/1/37	1,685	1,736
New York NY GO	4.000%	8/1/37	1,485	1,550
New York NY GO	5.000%	8/1/37	1,000	1,040
New York NY GO	5.000%	8/1/37	835	977
New York NY GO	5.000%	8/1/37	1,500	1,755
New York NY GO	5.000%	9/1/37	85	98
New York NY GO	4.000%	10/1/37	10	10
New York NY GO	5.000%	10/1/37	160	170
New York NY GO	5.000%	10/1/37	1,255	1,450
New York NY GO	5.000%	12/1/37	40	43
New York NY GO	5.000%	12/1/37	360	377
New York NY GO	3.500%	3/1/38	330	326
New York NY GO	5.000%	3/1/38	70	78
New York NY GO	3.375%	4/1/38	135	131
New York NY GO	5.000%	4/1/38	3,000	3,473
New York NY GO	5.250%	5/1/38	5,165	5,998
New York NY GO	4.000%	8/1/38	3,575	3,648
New York NY GO	4.000%	8/1/38	11,050	11,488
New York NY GO	5.000%	8/1/38	7,075	7,333
New York NY GO	5.000%	8/1/38	45	50
New York NY GO	5.000%	8/1/38	1,795	2,082
New York NY GO	5.000%	8/1/38	1,030	1,195
New York NY GO	5.000%	9/1/38	5	6
New York NY GO	5.000%	10/1/38	4,005	4,248
New York NY GO	5.000%	10/1/38	45	49
New York NY GO	5.250%	10/1/38	60	70
New York NY GO	5.000%	12/1/38	1,000	1,042
New York NY GO	5.000%	12/1/38	5,075	5,482
New York NY GO	4.000%	3/1/39	1,505	1,505
New York NY GO	5.000%	3/1/39	30	33
New York NY GO	5.000%	4/1/39	5,975	6,391
New York NY GO	5.000%	4/1/39	2,000	2,300
New York NY GO	5.250%	5/1/39	4,425	5,113
New York NY GO	4.000%	8/1/39	595	613
New York NY GO	4.000%	8/1/39	4,000	4,134
New York NY GO	4.000%	8/1/39	65	65
New York NY GO	5.000%	8/1/39	10,095	11,048
New York NY GO	5.000%	8/1/39	1,000	1,155

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	10/1/39	1,250	1,322
New York NY GO	5.250%	10/1/39	1,000	1,162
New York NY GO	5.000%	12/1/39	90	97
New York NY GO	5.000%	3/1/40	20	22
New York NY GO	5.000%	4/1/40	2,100	2,397
New York NY GO	4.250%	5/1/40	11,500	12,049
New York NY GO	5.250%	5/1/40	4,500	5,169
New York NY GO	4.000%	8/1/40	4,230	4,268
New York NY GO	4.000%	8/1/40	8,550	8,734
New York NY GO	4.000%	8/1/40	30	31
New York NY GO	5.000%	8/1/40	2,345	2,687
New York NY GO	4.000%	10/1/40	6,000	6,056
New York NY GO	4.000%	10/1/40	655	656
New York NY GO	5.250%	10/1/40	15	17
New York NY GO	5.000%	12/1/40	10	11
New York NY GO	3.000%	3/1/41	75	66
New York NY GO	5.000%	4/1/41	3,645	4,133
New York NY GO	5.250%	5/1/41	2,450	2,797
New York NY GO	4.000%	8/1/41	2,505	2,542
New York NY GO	4.000%	8/1/41	4,545	4,621
New York NY GO	5.000%	8/1/41	10	11
New York NY GO	5.000%	8/1/41	4,750	5,155
New York NY GO	5.000%	9/1/41	35	39
New York NY GO	3.000%	10/1/41	5,110	4,457
New York NY GO	4.000%	10/1/41	7,930	7,906
New York NY GO	5.250%	10/1/41	4,000	4,592
New York NY GO	4.000%	12/1/41	1,180	1,182
New York NY GO	5.000%	12/1/41	1,840	1,907
New York NY GO	4.000%	3/1/42	3,695	3,737
New York NY GO	4.000%	3/1/42	25	25
New York NY GO	5.000%	3/1/42	40	44
New York NY GO	4.000%	4/1/42	4,000	4,065
New York NY GO	5.250%	5/1/42	110	125
New York NY GO	4.000%	8/1/42	9,160	9,196
New York NY GO	4.000%	8/1/42	5,120	5,190
New York NY GO	5.000%	8/1/42	2,415	2,643
New York NY GO	5.000%	8/1/42	3,380	3,825
New York NY GO	5.000%	9/1/42	1,480	1,659
New York NY GO	3.250%	10/1/42	1,365	1,232
New York NY GO	5.000%	10/1/42	3,000	3,252
New York NY GO	5.250%	10/1/42	11,450	13,065
New York NY GO	4.000%	12/1/42	1,365	1,363
New York NY GO	3.500%	3/1/43	155	144
New York NY GO	5.000%	3/1/43	100	108
New York NY GO	5.000%	4/1/43	19,495	20,670
New York NY GO	5.250%	4/1/43	2,600	2,968
New York NY GO	5.000%	8/1/43	2,660	2,899
New York NY GO	5.000%	8/1/43	4,300	4,838
New York NY GO	5.000%	10/1/43	5,000	5,405
New York NY GO	5.250%	10/1/43	2,000	2,270
New York NY GO	4.000%	12/1/43	1,195	1,191
New York NY GO	4.000%	12/1/43	4,000	3,976
New York NY GO	4.000%	3/1/44	1,000	1,001
New York NY GO	5.250%	4/1/44	45	51
New York NY GO	4.000%	8/1/44	7,460	7,473
New York NY GO	5.000%	8/1/44	1,000	1,121
New York NY GO	3.000%	10/1/44	900	755
New York NY GO	5.000%	12/1/44	13,390	14,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	3.000%	3/1/45	50	41
	New York NY GO	3.625%	3/1/45	225	212
	New York NY GO	4.000%	4/1/45	2,500	2,501
	New York NY GO	5.500%	5/1/45	1,350	1,538
	New York NY GO	3.000%	8/1/45	250	207
	New York NY GO	3.500%	4/1/46	2,740	2,492
	New York NY GO	5.500%	5/1/46	2,000	2,271
	New York NY GO	4.000%	9/1/46	8,000	7,991
	New York NY GO	5.250%	4/1/47	6,500	7,300
	New York NY GO	5.000%	8/1/47	19,870	21,592
	New York NY GO	5.000%	8/1/47	2,160	2,389
	New York NY GO	5.250%	10/1/47	12,500	13,966
	New York NY GO	4.500%	5/1/49	10,050	10,325
	New York NY GO	4.000%	3/1/50	18,750	18,501
	New York NY GO	5.000%	3/1/50	1,675	1,802
	New York NY GO	4.000%	4/1/50	2,745	2,708
	New York NY GO	3.000%	8/1/50	25	20
	New York NY GO	3.000%	3/1/51	1,970	1,531
[3]	New York NY GO	3.000%	3/1/51	8,165	6,394
	New York NY GO	5.000%	8/1/51	17,250	18,894
	New York NY GO	4.125%	8/1/53	1,150	1,144
[5]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	6/1/44	2,000	2,048
[4]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/27	900	981
[4]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/28	1,400	1,559
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	9,900	9,939
[4]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/48	2,500	2,791
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	6,110	6,079
[4]	New York Power Authority Electric Power & Light Revenue	5.000%	11/15/53	4,450	4,924
[4]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/58	5,000	5,551
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	6,231
[4]	New York Power Authority Electric Power & Light Revenue	5.125%	11/15/63	3,000	3,318
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/47	5,000	4,964
[4]	New York Power Authority Electric Power & Light Revenue (Green Transmission Project)	4.000%	11/15/61	5,000	4,842
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	25
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	807
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/27	215	235
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/28	505	564
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	245	284
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	20	21
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	100	118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	85	96
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	2,000	2,153
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/32	50	61
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	80	84
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	2,695	2,769
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	150	161
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	80	90
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/33	25	31
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	524
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	1,520	1,633
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	85	95
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/34	50	61
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	802
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,415	2,480
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	1,260	1,291
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,550	7,562
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,464
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	647
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	14,555	15,761
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	4,900	4,932
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,925	2,002
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	35	34
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,850	2,897
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	1,739
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	865	867
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	2,290	2,364
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	1,295	1,398
	New York State Dormitory Authority College & University Revenue	5.000%	7/15/42	3,000	3,066
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,350	1,351
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	5,670	5,715

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	102
New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	7,130	8,771
New York State Dormitory Authority College & University Revenue	4.000%	7/1/47	500	480
New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	3,250	3,990
New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	193
New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	6,000	7,363
New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	6,750	6,622
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	5,715	6,066
New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	6,250	6,608
New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	30	29
New York State Dormitory Authority College & University Revenue	5.000%	7/1/50	5,480	5,806
New York State Dormitory Authority College & University Revenue	5.000%	7/15/50	5,000	5,009
New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	5,475	5,829
New York State Dormitory Authority College & University Revenue	4.000%	7/1/52	2,495	2,328
New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	155	153
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	1,395	1,396
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	2,500	2,506
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	2,300	2,354
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	125	131
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	2,490	2,599
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	170	178
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	5,535
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	12,900	13,509
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	25	27
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	35	38
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	300	330
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	10	11
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	25	26
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	1,055	1,139
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	80

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	255
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	626
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	680	763
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	2,040	2,081
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	11,695	13,141
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	3,550	3,558
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,245	1,399
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	4,210	4,731
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	110	124
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	805	905
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	225
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,225	3,284
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	3,515	4,011
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	265	283
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	510	550
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	687
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	835	860
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,070
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	60	69
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	7,500	8,571
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	25	28
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	155	174
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	90	103
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/30	1,080	1,192
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,230	1,232
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	655	667
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	1,405	1,600
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,505	1,550
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,410	7,556
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	6,615	6,630

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,275	1,483
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,230	8,407
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	7,500	8,721
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	75	83
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	5	6
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	35	40
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,595	3,823
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	10,985	11,183
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	1,300	1,397
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	5,805	5,910
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	6,085	6,922
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,135	5,205
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	4,635	4,645
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	16,365	16,848
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	45	50
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	3,725	4,283
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,906
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,040	1,145
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	5,000	5,906
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	4,657
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	5,000	5,090
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	225	256
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	30	32
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	8,785	8,956
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,050	5,292
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	401
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5	6
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,125	1,292
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	1,415	1,582
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	4,000	4,799

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	750	884
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	4,867
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,110	1,148
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	45	45
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	8,050	8,643
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	310	352
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	200	204
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	235	252
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/34	135	147
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	1,935
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	6,845	6,978
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	185	207
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	3,000	3,589
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	2,850	3,355
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	165	173
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	25	26
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5	5
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	45	51
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/35	18,765	18,618
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	5,230	5,575
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	10,000	10,792
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,775	3,846
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	120	126
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	441
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	45	53
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	205	229
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/36	455	478
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	15	16
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	290	310

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	5,245	5,555
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	2,195	2,137
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/36	5,130	5,409
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,689
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	12,040	12,558
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	5,742
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,170	1,299
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	225	262
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	25	29
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/37	245	231
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,435	1,490
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	505	538
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	375
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	200	211
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/37	125	125
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,325	3,461
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	175	184
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,004
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	325	359
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	65	75
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/37	90	99
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	3,221
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	715	752
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	966
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,105
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/38	10	9
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	18,020	18,692
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/38	90	93
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,455	1,458
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	5,536

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,309
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,340	1,356
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	3,295	3,391
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/39	5,030	5,176
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	7,000	7,664
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	5,020	5,029
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	4,690	4,760
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/40	2,050	2,117
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	1,000	891
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	4,195	4,277
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/40	20	20
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	110	118
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	1,764
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	60	66
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	1,400	1,230
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/41	4,830	4,232
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/41	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,431
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,060	5,698
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,097
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	11,824
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	5,152
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	2,500	2,164
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	6,990	7,019
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/42	955	959
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	125	135
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	6,690
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,500	2,623
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	20	20
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/43	1,050	1,051

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/44	2,210	2,202
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	11,604
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	600	605
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	30	30
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/44	3,180	3,171
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	269
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	20,000	20,023
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/45	15	15
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,588
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	11,590	11,493
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	10,000	9,931
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/45	1,530	1,614
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/46	9,365	9,271
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	10,000	9,907
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/46	45	45
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/46	195	215
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	23,385	23,111
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	5,450	5,386
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	1,330	1,314
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/47	1,525	1,633
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/48	3,870	4,148
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	6,620	6,533
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	315	311
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	17,645	17,412
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	2,500	2,467
New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	1,515	1,224
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	2,955
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	12,107
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	35	34
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/49	20,975	20,648

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/50	3,000	2,404
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/51	5,540	4,412
New York State Dormitory Authority Income Tax Revenue	3.500%	3/15/52	13,175	11,616
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	1,460	1,529
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	6,085	6,089
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	150	150
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	665	665
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	195	195
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	200	200
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,360	3,368
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	3,645	3,653
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/24	5,565	5,578
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	520	531
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	50	51
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	5,090	5,200
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	1,225	1,251
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,850	1,893
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	1,705	1,745
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/25	50	51
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	590	615
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/26	1,050	1,100
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	1,635	1,747
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/27	35	38
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	145	155
New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/27	180	193
New York State Dormitory Authority Income Tax Revenue, ETM.	5.000%	3/15/28	3,275	3,597
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	3,205	3,207
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	570	570
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	4,050	4,053
New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/24	1,685	1,689

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/25	1,100	1,124
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	15	15
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	6,000	6,141
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	3/15/25	320	327
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	9/15/25	110	112
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/25	65	67
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	680	721
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/26	9,165	9,723
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/27	2,845	3,057
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	8/15/27	10,630	11,560
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	1,350	1,367
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/24	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/25	5	5
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	5	5
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/26	1,000	1,060
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/27	100	108
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,100	1,152
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/28	1,675	1,806
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/30	10,090	10,866
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/31	1,500	1,457
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/31	110	121
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/32	10	12
	New York State Dormitory Authority Intergovernmental Agreement Revenue	3.000%	10/1/32	1,500	1,435
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	85	98
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/32	4,015	4,415
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	240	264
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/33	125	134
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/34	15	18
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/34	10	11
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/35	35	40

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/36	3,025	3,583
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/37	3,020	3,534
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/37	85	96
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/38	3,000	3,505
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/39	3,000	3,449
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/40	3,000	3,418
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/41	3,000	3,436
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	3/15/42	3,000	3,384
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.000%	10/1/42	6,000	6,598
	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	3/15/43	2,215	2,228
	New York State Dormitory Authority Intergovernmental Agreement Revenue	5.250%	3/15/44	3,000	3,315
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Bond Financing Program)	5.000%	10/1/26	50	53
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/24	1,400	1,419
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/25	2,100	2,175
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/26	2,875	3,047
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/27	685	743
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	10	11
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/28	1,900	2,107
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	1,780	1,881
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/29	2,900	3,286
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	3,155	3,331
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/30	2,900	3,349
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/31	1,730	1,990
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/31	3,015	3,539

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/32	2,225	2,343
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/32	3,000	3,576
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/33	1,015	1,227
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/34	3,120	3,633
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/35	3,500	4,051
[3]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/36	5	6
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (School District Revenue Bond Financing Program)	5.000%	10/1/36	1,015	1,165
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/24	195	197
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/25	35	36
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	1,560	1,645
	New York State Dormitory Authority Intergovernmental Agreement Revenue (School Districts Revenue Bond Financing Program)	5.000%	10/1/27	100	106
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/30	2,475	2,729
[4]	New York State Dormitory Authority Intergovernmental Agreement Revenue (Unrefunded School Districts Finance Program)	5.000%	10/1/34	1,635	1,791
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	1,095	1,147
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/29	1,790	2,011
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,000	1,091
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/30	12,330	14,091
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	1,000	1,163
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	175	203
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	6,730	7,800
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	2,525	2,719
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	2,300	2,661
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	280	323
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	145	166

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/37	270	282
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	6,030	6,230
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	1,500	1,539
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/40	8,250	8,395
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	7,285	7,366
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/42	6,105	6,128
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/43	2,500	2,501
New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	730	721
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	65	78
New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/53	1,015	1,109
New York State Dormitory Authority Miscellaneous Revenue	2.250%	7/1/41	2,365	1,782
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	4,300	4,309
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	8,200	8,438
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	2,040	2,160
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	465	498
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	55	60
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	100	110
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	75	80
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,775	1,932
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	2,020	2,078
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,920	2,028
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	80	88
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,345	4,354
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	5,090	5,235
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,515	2,650
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	110	118
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	605	659
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	110	121
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	560	609
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,473

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	5,115	5,259
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,580	2,712
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	175	187
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,025	2,204
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	190	209
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	380	413
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	11,205	11,226
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,695	3,798
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	320	347
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,525	3,829
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,435	3,601
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	140	154
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,214
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	3,525	3,622
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	10,775	11,286
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,900	5,365
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	205	223
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	20	21
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	95	103
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	810	811
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	7,975	8,191
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	11,835	12,393
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	850	902
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	505	547
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	300	328
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	350	379
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	120	126
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	6,156
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	4,660	5,083
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	395	427

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,330	2,431
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	50	53
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	9,233
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	145	156
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,400	2,608
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,051
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	10,510	11,279
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	2,000	2,144
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	6,500	7,029
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,240
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	300
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,870	1,992
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	55	59
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	12,000	12,739
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,800	2,922
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,060	3,268
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	430	458
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	245	260
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	16,000	16,920
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	465	483
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	5,325
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	120	127
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,000	4,222
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,535	4,543
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	11,745	11,754
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	2,550	2,704
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	15,000	15,562
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/45	15,000	15,000
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	4,310	4,532
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	20,000	20,289

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	15,965	15,910
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,000	3,975
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	4,975	4,944
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	17,890	17,790
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	105	110
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/24	5,105	5,116
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	1,630	1,667
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	10	10
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	280	287
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/25	2,830	2,900
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	315	330
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/26	35	37
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/27	25	27
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	1,900	1,904
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	3,690	3,698
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/24	95	95
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	955	979
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/25	2,290	2,346
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	1,930	1,997
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/25	270	279
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	9/15/26	2,525	2,678
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/25	1,750	1,803
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/26	1,005	1,061
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/27	100	108
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/30	230	267
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/31	245	289
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	55	66
New York State Environmental Facilities Corp. Water Revenue	4.000%	9/15/33	2,050	2,078
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/35	75	81
New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/38	100	92

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Environmental Facilities Corp. Water Revenue	3.000%	6/15/40	3,500	3,109
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,945	4,066
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	698
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	310	307
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	2,920	3,066
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	3,015	3,189
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/49	2,485	2,489
	New York State Environmental Facilities Corp. Water Revenue	5.250%	9/15/52	8,540	9,526
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/53	3,445	3,789
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	951
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,568
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	356
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	3,900	3,968
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/26	5,400	5,621
	New York State Thruway Authority Highway Revenue	5.000%	1/1/27	215	215
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/27	5,300	5,637
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	8,035	8,178
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	3,250	3,536
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,175	1,195
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	355	394
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,350	1,372
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	55	62
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	3,150	3,198
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	115	125
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,160	2,191
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,000	5,820
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	275	299
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	4,000	4,729
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	4,000	4,801
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	125	135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	2,750	3,293
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	2,500	2,561
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	145	153
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	3,000	3,342
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	9,000	10,675
	New York State Thruway Authority Highway Revenue	3.500%	1/1/37	245	243
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	85	88
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	120	125
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/37	7,000	8,263
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/38	1,500	1,747
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	50	51
	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	50	50
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	4,575	4,592
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	25	25
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,030	1,058
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	11,175	11,182
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,300	1,476
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/42	2,000	2,257
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/43	3,000	3,368
	New York State Thruway Authority Highway Revenue	4.000%	1/1/44	5,000	4,992
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/44	2,500	2,793
	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	4,170	4,118
	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	1,000	797
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,441
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,710	5,673
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	5,860	5,822
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	7,825	6,077
	New York State Thruway Authority Highway Revenue	4.000%	1/1/48	7,500	7,432
	New York State Thruway Authority Highway Revenue	3.000%	1/1/49	230	177
	New York State Thruway Authority Highway Revenue	4.000%	1/1/49	9,765	9,655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	New York State Thruway Authority Highway Revenue	5.000%	1/1/49	3,000	3,283
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	3,829
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	1,245	1,206
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	5,000	3,795
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	125	121
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	11,205	11,413
[4]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	390	300
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	9,625
[4]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	12,500	12,215
[9]	New York State Thruway Authority Highway Revenue	5.250%	1/1/54	4,000	4,448
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	790	753
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	6,325	6,495
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/28	1,160	1,273
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	12,690	14,233
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	6,000	6,998
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/32	1,000	1,186
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/33	60	72
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/34	6,200	7,374
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/35	65	77
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/36	145	170
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/37	100	116
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/38	3,840	4,427
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/39	535	613
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/40	5,690	6,467
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/41	35	40
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/42	80	90
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/43	35	35
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/44	8,615	8,683
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/46	215	238
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/49	10	10

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/50	2,025	2,017
	New York State Thruway Authority Income Tax Revenue	4.000%	3/15/51	2,810	2,793
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/55	14,150	15,294
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/29	12,570	14,099
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,840	9,144
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	18,945	22,029
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/33	2,355	2,736
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/34	3,000	3,478
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/35	105	121
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/39	235	241
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/40	12,000	12,241
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/41	10,480	10,639
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/47	6,050	6,053
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/48	8,915	7,202
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	7,500	5,919
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/51	30	23
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/55	7,940	7,833
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	6,862
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	2,917
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,581
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	235	236
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	8,584
[7]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,430	1,434
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	2,260	2,313
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	150	154
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,621
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,435	3,599
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	3,000	3,142
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	65	68
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	920	950

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	15	16
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/28	1,810	2,007
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	335	336
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,045	1,077
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	90	94
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	195	219
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	500	533
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/29	675	765
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,060	1,062
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,635	1,878
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	435	447
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	3,825	4,392
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	1,175	1,252
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	7,145	7,435
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/30	23,735	27,514
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	13,655	14,697
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	55	57
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,200	2,204
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	5,290	6,106
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	30	34
New York State Urban Development Corp. Income Tax Revenue	5.000%	9/15/31	23,430	27,641
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,581
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,235
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	16,460	16,493
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,815	2,092
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,700	1,829
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	1,741
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	7,015	8,078
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	6,285	7,171
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	30	32

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	10,000	12,089
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	6,260	6,702
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	625	666
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	205	218
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,147
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	886
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	315	327
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	5,367
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	270	295
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	10,000	12,088
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/35	1,070	1,134
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	105	111
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	270
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	170	185
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,325	1,517
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	531
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	1,835	2,101
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	45	53
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,180	5,451
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	10	10
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	530	603
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	6,813
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	300	342
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,810	4,131
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	140	165
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	5,100	5,336
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	5,590	5,670
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/37	125	130
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	5,019
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	825	890

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.250%	3/15/37	100	118
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	15	16
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/38	460	515
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/38	25	27
New York State Urban Development Corp. Income Tax Revenue	5.250%	3/15/38	25	29
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	1,145	1,180
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	10	10
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/39	20	21
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/39	45	48
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,085	1,846
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	24,560	21,748
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	1,815	1,850
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	90	96
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	3,775	3,993
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/40	10,190	11,711
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	3,530	3,578
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	3,500	3,857
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	7,340	7,751
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	30	32
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	10,700	12,214
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	8,610	8,675
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	4,100	4,129
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,120
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,273
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	185	203
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/43	1,530	1,531
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	6,115	6,685
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	7,795	8,801
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/44	12,535	12,413
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	240	262

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/44	20	21
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	3,515	3,496
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	13,190	13,117
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	16,510	17,428
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/45	11,970	12,154
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	6,000	5,944
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	5,520	5,421
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/46	13,865	13,737
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	6,025	4,902
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	16,240	15,947
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,650	1,618
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/47	4,460	4,836
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	9,415	7,578
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	925	745
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/48	3,000	3,328
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	28,440	27,997
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	1,185	1,165
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	4,845	3,838
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	6,610	5,236
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/50	10,000	10,694
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	1,590	1,627
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/25	6,315	6,460
New York State Urban Development Corp. Income Tax Revenue, ETM	5.000%	3/15/27	1,345	1,442
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/24	2,500	2,505
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	9/15/25	100	103
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	12,385	12,950
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/26	1,370	1,434
New York State Urban Development Corp. Income Tax Revenue, Prere.	5.000%	3/15/27	190	204
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/37	5,750	6,798
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/51	10,000	11,022

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Intergovernmental Agreement Revenue	5.000%	3/15/53	4,935	5,422
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/28	745	819
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/30	10	11
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/32	150	177
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	150	169
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	410	459
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	55	63
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/38	3,005	3,083
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/40	7,485	6,657
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/41	2,040	1,793
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	14,160	15,420
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	18,140	15,750
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/42	1,805	1,805
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	30	30
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	17,175	17,186
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	17,060	16,963
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	10,000	9,889
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	25	25
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	2,775	2,745
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/47	2,000	1,988
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,560	2,062
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	5,855	4,665
New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	1,050	742
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/30	2,090	2,309
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/36	2,020	2,180
New York Transportation Development Corp. Port, Airport & Marina Revenue	5.000%	12/1/38	500	534
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	2,304
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	5.000%	12/1/45	8,650	9,366
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/47	1,000	997

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/49	2,915	2,875
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	4,790	4,982
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	595	610
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/26	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	3,230	3,439
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	1,845	1,909
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/27	2,470	2,691
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	3,420	3,536
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/28	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/28	1,410	1,571
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,955	4,086
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	220	225
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/30	300	330
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	290	299
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	3,000	3,485
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/31	10	10
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	400	439
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	130	150
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/31	40	41
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/31	1,285	1,395
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/31	3,000	3,548
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/32	45	45
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	345	379
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/32	55	63
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/32	1,590	1,797
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	1,605	1,656
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/32	375	407
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/32	3,000	3,612
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	5/1/33	555	545

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	430	430
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,180	1,354
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/33	1,700	1,865
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/33	1,720	1,942
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	598
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/33	185	200
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	150	172
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/34	15	16
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	75	85
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	106
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	225	254
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	14,490	14,945
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/34	40	43
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/34	40	48
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/35	30	30
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	40	46
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/35	110	120
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	20
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	40	45
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	315	325
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,950	4,198
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	260	260
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,643
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	720	725
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/36	6,500	7,728
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	4,090	4,302
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	4,825	4,997
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	5,546
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/37	1,400	1,648
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	5,710	5,938

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,100
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	3,788
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/38	1,565	1,826
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	5	5
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	3,403
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	4,734
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,400	5,496
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	10,625	10,896
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	175	179
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/41	2,315	2,648
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	140	143
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	6,130
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	1/15/42	55	55
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/42	6,220	7,078
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	382
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.250%	12/1/42	645	571
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	300	298
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/43	6,000	6,784
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	3,530	3,554
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	6/15/44	3,025	2,973
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/1/44	1,585	1,707
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	440	446
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/45	1,965	1,971
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	10/15/45	10,330	10,234
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	15	15
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,474
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/48	3,225	3,572
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	2,170	2,291
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	4,355	4,304

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	6,000	6,568
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	15	17
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	12/1/52	10,020	11,160
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	5,335	5,854
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/53	2,500	2,743
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	10,470
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	11,150	11,613
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	19,180	20,112
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	4,889
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	201
Port Chester-Rye Union Free School District GO	2.000%	6/1/36	1,935	1,535
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,000	1,014
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	6,245	6,289
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	6,440	6,530
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,150	1,166
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,065	1,080
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,280	3,326
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	4,660	4,725
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	7,194
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,080	1,095
Sales Tax Securitization Corp. Sales Tax Revenue	3.000%	10/15/29	20	20
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	570	568
Suffolk County Water Authority Water Revenue	3.250%	6/1/43	2,535	2,296
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/28	45	50
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/37	25	29
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/38	40	46
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.000%	11/15/39	55	63
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/47	80	83
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	4.500%	5/15/52	18,000	18,577
Triborough Bridge & Tunnel Authority Fuel Sales Tax Revenue	5.500%	5/15/52	2,270	2,582
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	650	660
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	523

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	4,480	4,652
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	332
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	3,500	3,634
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	145	154
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	6,000	6,382
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	2,855	3,105
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	4,870	5,297
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	180	192
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	10,375	11,530
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	790	878
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,920	3,245
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	2,175	2,417
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	855	697
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/29	1,850	2,003
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	4,165	4,444
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	2,000	2,271
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	235	267
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	3,000	2,354
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/30	1,500	1,635
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	415	443
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	1,000	1,157
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	3,895	4,505
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,201
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,220
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	150	160
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,273
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,584
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	545	581
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	685	729
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/34	130	129

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,580	1,680
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/35	395	386
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	15	18
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,083
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	25	30
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	7,110	7,506
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,420	3,685
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	11,450	12,032
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/40	5,000	5,102
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,174
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/41	430	436
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	3,255	3,340
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/42	10	10
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	4,555
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	7,625	8,038
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,040	10,586
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,160
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	2,627
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	10,780	10,967
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	7,445	6,138
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	280	286
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	1,770	1,859
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	24,000	23,762
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	11,000	11,439
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,035	7,275
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	3,900	4,117
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/50	1,000	1,011
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	8,640	9,320
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/52	5,000	4,880
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/53	5,045	5,656

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	17,760	19,005
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	10,335	10,011
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,255	5,640
Triborough Bridge & Tunnel Authority Highway Revenue	5.500%	11/15/57	6,750	7,597
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	11,155	11,348
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,105	2,188
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/26	2,635	2,713
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	7,380	7,862
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/27	15	16
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/27	21,000	22,640
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	3,025	3,268
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	2,105	2,296
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/27	225	243
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/28	330	364
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	2,000	2,230
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/28	9,535	10,516
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/29	165	186
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/29	5,845	6,664
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/30	21,650	24,998
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/31	20,025	23,469
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/31	40	44
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	2,500	2,956
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	1,100	1,092
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/32	35	42
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	4,535	5,394
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/32	1,000	1,202
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	4,010	2,873
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/33	1,205	1,340
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	5,800	7,034
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/33	1,485	1,812

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	1,000	1,204
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/34	2,185	2,651
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	11/15/35	3,000	3,224
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/35	3,000	3,616
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/36	2,555	3,049
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/37	2,190	2,579
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/38	10,850	12,667
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/39	2,200	2,603
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/40	2,115	2,392
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/40	3,210	3,784
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/41	30	34
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/41	2,370	2,706
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/42	5,000	5,026
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/42	90	101
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	11/15/42	8,945	10,426
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/43	115	115
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/43	5	6
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	11/15/43	1,015	1,145
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	75	83
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/44	45	50
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	7,190	7,177
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	200	200
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/49	18,000	19,913
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	11,300	7,777
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/51	7,600	5,974
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	5,765	5,716
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	70	69
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	30,700	33,042
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.125%	5/15/52	125	125
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	17,000	20,137

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/52	2,250	2,496
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/54	5,000	5,481
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	18,000	18,718
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.250%	5/15/57	15,000	16,492
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	5,135	5,100
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	2,315	2,222
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	5.000%	5/15/26	1,115	1,158
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.000%	5/15/48	5,000	4,952
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/48	5,000	5,502
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/52	30	33
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.125%	5/15/53	5,000	4,951
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.000%	5/15/53	5,000	5,446
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.250%	5/15/58	10	10
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/58	5,000	5,515
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.250%	5/15/62	5,000	5,476
Triborough Bridge & Tunnel Authority Sales Tax Revenue	4.500%	5/15/63	12,930	13,159
Triborough Bridge & Tunnel Authority Sales Tax Revenue	5.500%	5/15/63	5,000	5,611
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	305	307
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,356
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	196
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	4,220	4,343
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	550	573
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	75	79
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	3,000	3,158
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	89
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	3,000	3,196
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	3,000	3,239
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/29	6,900	7,451
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	7,790	8,511
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	8,400	9,155

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	3,150	3,484
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/30	4,900	5,419
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	9,900	9,920
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	290	305
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	8,000	8,943
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	4,400	4,919
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	4,115	4,655
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/31	6,000	6,787
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,000	3,427
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	5,000	5,712
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/32	3,000	3,462
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	7,465	7,741
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	8,000	9,321
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	16,525	17,118
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	20,240	20,944
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	430
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,128
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	3,000	3,584
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	35	37
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	9,395	9,680
Utility Debt Securitization Authority Electric Power & Light Revenue	4.000%	12/15/37	145	146
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	5,472
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/38	9,535	11,084
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	5,598
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,288
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	3,000	3,524
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,380	7,839
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	2,500	2,918
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/50	2,000	2,238
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/53	2,000	2,226
				8,180,597

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Carolina (0.9%)
Alamance County NC GO	2.000%	5/1/34	7,520	6,308
Brunswick County NC Enterprise Systems Water Revenue	3.000%	4/1/50	1,000	787
Cary NC GO	1.625%	9/1/34	6,250	5,015
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/49	2,665	2,841
Charlotte NC Airport Port, Airport & Marina Revenue	4.000%	7/1/51	20	20
Charlotte NC Airport Port, Airport & Marina Revenue	5.000%	7/1/53	7,860	8,648
Charlotte NC Airport Port, Airport & Marina Revenue	5.250%	7/1/53	5,000	5,600
Charlotte NC COP	4.000%	6/1/49	2,750	2,739
Charlotte NC COP (Transit Projects)	3.000%	6/1/36	1,580	1,487
Charlotte NC COP (Transit Projects)	3.000%	6/1/48	5,100	4,189
Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/27	1,050	1,135
Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,477
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/32	870	1,036
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/33	875	1,059
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/34	925	1,117
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/35	675	811
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/36	800	953
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/37	750	882
Durham County NC Intergovernmental Agreement Revenue	5.000%	6/1/38	675	785
Johnston County NC GO	2.000%	2/1/34	1,060	904
Johnston County NC Water & Sewer System Water Revenue	2.250%	4/1/51	4,885	3,094
North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	1,789
North Carolina Appropriations Revenue	5.000%	5/1/24	5,240	5,265
North Carolina Appropriations Revenue	5.000%	5/1/24	1,530	1,537
North Carolina Appropriations Revenue	5.000%	6/1/24	3,000	3,019
North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,227
North Carolina Appropriations Revenue	5.000%	5/1/25	7,790	7,995
North Carolina Appropriations Revenue	5.000%	6/1/25	865	889
North Carolina Appropriations Revenue	5.000%	5/1/26	12,190	12,798
North Carolina Appropriations Revenue	5.000%	5/1/26	405	407
North Carolina Appropriations Revenue	5.000%	5/1/27	195	196
North Carolina Appropriations Revenue	5.000%	5/1/28	1,920	2,064
North Carolina Appropriations Revenue	5.000%	5/1/29	100	107
North Carolina Appropriations Revenue	5.000%	5/1/30	1,795	1,924
North Carolina Appropriations Revenue	3.000%	5/1/31	20	20
North Carolina Appropriations Revenue	4.000%	5/1/33	130	136
North Carolina Appropriations Revenue	4.000%	5/1/34	455	476
North Carolina Appropriations Revenue	2.000%	3/1/36	1,385	1,120
North Carolina Appropriations Revenue	5.000%	5/1/36	15	18
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	6,485	6,516
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	2,335	2,396

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/26	85	89
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/28	550	604
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/29	510	573
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/30	195	224
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/31	935	1,072
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/32	535	613
North Carolina Appropriations Revenue (Build NC Programs)	3.000%	5/1/33	1,520	1,476
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/33	360	412
North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/34	45	51
North Carolina Capital Facilities Finance Agency College & University Revenue	4.000%	10/1/44	2,000	2,008
North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,122
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	2,850	2,944
North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	30,000	30,990
North Carolina GO	5.000%	6/1/24	9,775	9,838
North Carolina GO	5.000%	6/1/25	1,895	1,948
North Carolina GO	5.000%	6/1/25	13,265	13,638
North Carolina GO	5.000%	6/1/26	3,350	3,529
North Carolina GO	5.000%	6/1/26	1,235	1,301
North Carolina GO	5.000%	6/1/27	2,940	3,100
North Carolina GO	5.000%	6/1/28	1,935	2,135
North Carolina GO	5.000%	6/1/28	100	106
North Carolina GO	5.000%	6/1/29	1,505	1,698
North Carolina GO	5.000%	6/1/30	55	62
North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	13,165	13,184
North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	6,735	6,878
North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	250	261
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	220	225
North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	1,500	1,602
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,230	5,709
North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	110	112
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	215	219
North Carolina Government Fund/Grant Revenue	5.000%	3/1/29	355	396
North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	200	204
North Carolina Government Fund/Grant Revenue	5.000%	3/1/30	715	799
North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	375	418
North Carolina Government Fund/Grant Revenue	5.000%	3/1/32	175	195
North Carolina Government Fund/Grant Revenue	5.000%	3/1/33	95	106
North Carolina Government Fund/Grant Revenue	5.000%	3/1/34	120	133
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	580	590
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	340	352
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	215	223
North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	655	679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	45	47
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/30	230	238
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/31	30	31
	North Carolina Special Obligation Revenue (Build NC Programs)	5.000%	5/1/27	3,360	3,613
	North Carolina Special Obligation Revenue (Build NC Programs)	5.000%	5/1/27	15	16
	North Carolina State University at Raleigh College & University Revenue	5.000%	10/1/30	235	269
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,285
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/40	3,900	2,071
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/41	5,000	2,528
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/42	3,475	1,668
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/43	310	142
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/44	3,910	1,687
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	15,500	6,349
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/46	3,690	1,435
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/47	7,375	2,692
[10]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/34	1,450	1,019
[10]	North Carolina Turnpike Authority Highway Revenue	0.000%	1/1/37	2,000	1,222
[4]	North Carolina Turnpike Authority Highway Revenue	3.000%	1/1/42	655	557
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,575
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	203
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	6,452
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,420	6,774
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	4,850	4,923
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/54	1,500	1,611
[4]	North Carolina Turnpike Authority Highway Revenue	4.000%	1/1/55	100	98
[4]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/58	13,000	13,938
	North Carolina Turnpike Authority Highway Revenue BAN, ETM	5.000%	2/1/24	11,300	11,300
	Orange County NC GO	2.750%	2/1/31	1,470	1,410
	Orange County NC GO	2.950%	2/1/33	1,175	1,134
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/32	305	367
	Raleigh NC Combined Enterprise System Water Revenue	4.000%	3/1/46	50	50

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Raleigh NC Combined Enterprise System Water Revenue	5.000%	9/1/48	1,755	1,979
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,230
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	8,050	6,359
	University of North Carolina at Charlotte College & University Revenue	4.000%	10/1/40	1,430	1,445
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,353
					306,674
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	991
[4]	University of North Dakota COP	3.000%	6/1/61	9,875	6,827
					7,818
Ohio (1.5%)
	Akron OH Income Tax Revenue	4.000%	12/1/30	400	424
	Akron OH Income Tax Revenue	4.000%	12/1/31	370	391
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/24	1,195	1,196
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/25	1,715	1,749
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	270
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	1,900	1,973
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,335	2,336
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	1,900	2,014
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	4,000	4,002
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/28	1,900	2,052
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	2,445	2,446
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	1,900	2,093
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	125	140
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/33	70	80
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/36	225	234
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/37	2,535	2,935
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/38	2,000	2,294
	American Municipal Power Inc. Electric Power & Light Revenue	4.000%	2/15/39	6,415	6,483
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	4,495	4,497
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	1,000	1,135
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,397
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	5

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/34	1,080	1,230
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	5.000%	2/15/35	3,005	3,404
	American Municipal Power Inc. Electric Power & Light Revenue (Fremont Energy Center Project)	4.000%	2/15/38	55	56
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/41	2,675	2,730
	American Municipal Power Inc. Electric Power & Light Revenue (Greenup Hydroelectric Project)	5.000%	2/15/46	3,070	3,125
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,437
	Ashland County-West Holmes Joint Vocational School District GO	4.000%	12/1/46	3,000	2,974
[3]	Berea City School District GO	4.000%	12/1/53	250	235
[3]	Celina City School District GO	2.625%	12/1/46	100	72
[7]	Cincinnati City School District GO	5.250%	12/1/29	80	91
[7]	Cincinnati City School District GO	5.250%	12/1/30	90	104
[7]	Cincinnati City School District GO	5.250%	12/1/31	230	271
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/47	12,135	12,978
	Cleveland-Cuyahoga County Port Authority Local or Guaranteed Housing Revenue (Euclid Avenue Dev Corp. Project)	5.500%	8/1/52	7,345	7,782
	Columbus OH GO	5.000%	4/1/24	1,085	1,088
	Columbus OH GO	5.000%	7/1/25	40	41
	Columbus OH GO	5.000%	7/1/26	6,360	6,703
	Columbus OH GO	5.000%	4/1/29	110	119
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	5,484
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/25	155	158
	Columbus OH Sewerage Sewer Revenue	5.000%	6/1/29	13,850	14,519
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	484
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	450
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	2,437
	Cuyahoga County OH (Convention Hotel Project) COP	4.375%	12/1/44	75	75
	Fairborn City School District GO	3.000%	12/1/55	2,500	1,791
	Franklin City School District GO	3.000%	11/1/50	3,400	2,580
	Franklin City School District GO	3.000%	11/1/57	6,180	4,483
	Franklin County OH Sales Tax Revenue	5.000%	6/1/43	10,000	10,690
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	1,879
[6]	Hamilton County OH Sales Tax Revenue	0.000%	12/1/28	60	52
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	1,545	1,629
	Miami University OH College & University Revenue	4.000%	9/1/39	1,235	1,266
	Miami University OH College & University Revenue	4.000%	9/1/39	4,500	4,507
	Miami University OH College & University Revenue	5.000%	9/1/41	4,930	5,050
	Miami University OH College & University Revenue	4.000%	9/1/45	4,025	4,034
	Miami Valley Career Technology Center GO	5.000%	12/1/44	3,065	3,236
	North Canton City School District GO	3.000%	11/1/56	2,500	1,823

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/35	240	229
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/37	30	31
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/38	135	122
Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	3,255	2,847
Northeast Ohio Regional Sewer District Sewer Revenue	3.250%	11/15/40	170	156
Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/43	13,735	13,867
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	3,765	3,792
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	2,525	2,543
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	4.000%	11/15/24	4,075	4,104
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	435	441
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	8,915	9,047
Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,045
Northwest Local School District/Hamilton & Butler Counties GO	4.000%	12/1/50	5,000	4,806
Ohio GO	5.000%	8/1/24	50	51
Ohio GO	5.000%	9/15/24	1,040	1,053
Ohio GO	5.000%	9/15/24	2,750	2,784
Ohio GO	5.000%	5/1/25	2,965	3,043
Ohio GO	5.000%	9/1/25	505	522
Ohio GO	5.000%	9/15/25	480	497
Ohio GO	5.000%	9/15/25	9,360	9,690
Ohio GO	5.000%	8/1/26	155	164
Ohio GO	5.000%	9/15/26	8,050	8,525
Ohio GO	5.000%	5/1/27	210	226
Ohio GO	5.000%	8/1/27	9,575	10,357
Ohio GO	5.000%	9/15/27	50	54
Ohio GO	5.000%	9/15/28	90	100
Ohio GO	5.000%	9/15/29	20	23
Ohio GO	5.000%	5/1/30	2,190	2,241
Ohio GO, Prere.	5.000%	5/1/25	2,500	2,566
Ohio Government Fund/Grant Revenue	5.000%	12/15/24	310	315
Ohio Government Fund/Grant Revenue	5.000%	12/15/25	1,655	1,722
Ohio Government Fund/Grant Revenue	5.000%	12/15/26	3,115	3,315
Ohio Government Fund/Grant Revenue	5.000%	12/15/27	1,550	1,687
Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,255	1,317
Ohio Government Fund/Grant Revenue	5.000%	12/15/29	90	94
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	767
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	295
Ohio Higher Educational Facility Commission College & University Revenue	4.000%	7/1/44	5,325	5,255
Ohio Higher Educational Facility Commission College & University Revenue	5.000%	10/1/48	65	72
Ohio Higher Educational Facility Commission College & University Revenue	5.250%	10/1/53	3,000	3,352

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Higher Educational Facility Commission College & University Revenue (John Carroll University Project)	4.000%	10/1/52	2,000	1,759
	Ohio Special Obligation Revenue	5.000%	12/1/31	1,000	1,058
	Ohio State University College & University Revenue	5.000%	12/1/33	3,270	3,910
	Ohio State University College & University Revenue	5.000%	12/1/34	2,020	2,409
	Ohio State University College & University Revenue	5.000%	12/1/35	250	296
	Ohio State University College & University Revenue	5.000%	12/1/39	4,145	4,181
	Ohio State University College & University Revenue	3.000%	12/1/44	5,000	4,132
	Ohio State University College & University Revenue	4.000%	12/1/48	4,000	4,000
	Ohio State University College & University Revenue	2.500%	12/1/51	1,000	689
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	5.250%	12/1/46	4,495	5,098
	Ohio State University College & University Revenue (Multiyear Debt Issuance Program)	4.250%	12/1/56	2,785	2,788
[7]	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.500%	2/15/24	325	325
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/25	1,000	1,021
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	1,500	1,673
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/29	85	93
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	25	28
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/30	1,150	1,252
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/31	115	125
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/32	11,640	12,156
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/32	1,100	1,195
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/33	760	824
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.700%	2/15/34	640	765
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	412
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	830	512
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,645	958
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/39	12,500	14,145
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	345	180
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	290
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	270
	Ohio Turnpike & Infrastructure Commission Highway Revenue	4.000%	2/15/46	150	149

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/46	11,470	12,401
Ohio Turnpike & Infrastructure Commission Highway Revenue	5.000%	2/15/51	13,000	13,925
Ohio University College & University Revenue	5.000%	12/1/44	4,000	4,138
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	928
Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	1,550	1,694
Ohio Water Development Authority Lease Revenue	4.000%	12/1/30	5,900	6,088
Ohio Water Development Authority Lease Revenue	5.000%	6/1/44	4,675	5,083
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	3.000%	12/1/34	4,335	4,230
Ohio Water Development Authority Water Pollution Control Loan Fund Lease Revenue	5.000%	12/1/38	8,535	9,453
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/24	1,080	1,087
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/24	1,000	1,017
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	149
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	1,500	1,543
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/25	1,500	1,559
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/26	1,795	1,888
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/26	1,790	1,905
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/27	1,205	1,298
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/27	1,230	1,340
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/28	15	16
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/33	7,295	8,379
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/33	5,000	6,072
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/35	45	51
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	2,140	2,409
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/38	9,060	10,149
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	1,975	2,207
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/39	3,000	3,488
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	1,500	1,699
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/40	3,000	3,462
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/41	3,000	3,445
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	4.000%	12/1/46	6,475	6,527
Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/50	7,000	7,562

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	7,185	8,041
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	11,380	12,868
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,426
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,636
	Ohio Water Development Authority Water Revenue	5.000%	12/1/33	7,500	9,108
	Perry Local School District Stark County GO	3.000%	11/1/55	4,050	2,994
	Princeton City School District GO	5.000%	12/1/39	50	51
	Summit County Green Local School District GO	5.500%	11/1/59	7,500	8,161
[4]	Summit County Green Local School District GO	5.500%	11/1/59	1,390	1,504
[3]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	2,241
	University of Cincinnati College & University Revenue	5.000%	6/1/44	4,645	4,858
	Upper Arlington City School District GO, Prere.	5.000%	12/1/27	140	152
[3]	Warrensville Heights City School District GO	5.000%	12/1/44	515	520
[3]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,281
	Wickliffe City School District GO	3.125%	12/1/43	775	662
	Wickliffe City School District GO	3.250%	12/1/56	1,300	957
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	954
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	306
[3]	Winton Woods City School District GO	4.000%	11/1/53	5,570	5,316
	Worthington City School District GO	5.000%	12/1/48	7,590	8,363
	Worthington City School District GO	5.500%	12/1/54	2,500	2,835
					522,449
Oklahoma (0.4%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	810
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public School Project)	4.000%	6/1/31	10	11
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Moore Public Schools Project)	4.000%	6/1/27	5,095	5,251
	Cleveland County Educational Facilities Authority Lease (Appropriation) Revenue (Norman Public Schools Project)	5.000%	6/1/24	6,645	6,682
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	991
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,428
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/28	1,330	1,406
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/29	180	190
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,670	7,028
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	465	489
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,375	2,488
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/40	1,500	1,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/41	2,000	2,253
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/42	1,750	1,962
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	757
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	20	21
	Oklahoma Capitol Improvement Authority Lease Revenue	4.000%	7/1/38	1,395	1,420
	Oklahoma City & County Independent School District No. 89 GO	3.000%	7/1/25	2,560	2,553
	Oklahoma County Finance Authority Lease (Appropriation) Revenue	5.000%	9/1/36	3,000	3,364
	Oklahoma County Independent School District No. 89 Oklahoma City GO	3.000%	7/1/26	1,500	1,502
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	3.125%	1/1/41	255	226
[4]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	2,986
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	387
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/27	100	106
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	570	619
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	16,530	16,614
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	50	51
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/43	30	31
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	2,905	2,909
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/47	6,640	6,853
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	8,065	8,078
	Oklahoma Turnpike Authority Highway Revenue	5.500%	1/1/53	26,945	30,000
	Oklahoma Water Resources Board Water Revenue	4.000%	4/1/48	10,020	9,931
	Oklahoma Water Resources Board Water Revenue	4.125%	4/1/53	6,580	6,507
	Oklahoma Water Resources Board Water Revenue	4.125%	10/1/53	1,000	989
	Tulsa Public Facilities Authority Intergovernmental Agreement Revenue	5.000%	6/1/25	1,520	1,560
[4]	University of Oklahoma College & University Revenue	5.000%	7/1/46	1,815	1,939
					132,092
Oregon (0.9%)
	Clackamas & Washington Counties School District No. 3 GO	0.000%	6/15/36	3,750	2,228
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	3,265	3,499
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	1,085	1,191
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/34	8,000	8,546
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	264
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	422
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	254
	Clackamas County Service District No. 1 Sewer Revenue	2.125%	12/1/30	1,780	1,646

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Crook County OR GO, 5.000% coupon rate effective 6/1/27	0.000%	12/1/46	11,410	10,315
	Deschutes Public Library District GO	3.000%	6/1/40	1,745	1,533
	Deschutes Public Library District GO	3.000%	12/1/41	215	186
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	1,837
	Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow GO	0.000%	6/15/36	2,975	1,736
	Multnomah County OR GO	5.000%	6/15/27	35	38
	Multnomah County OR GO	5.000%	6/15/28	85	94
	Multnomah County OR GO	5.000%	6/15/29	4,450	5,017
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	4,635	4,771
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	10,100	10,397
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/27	390	420
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/28	325	358
	Multnomah County OR School District No. 1 Portland GO	3.500%	6/15/44	195	180
	Multnomah County School District No. 40 GO	0.000%	6/15/51	15,000	3,889
	Multnomah County School District No. 40 GO	5.500%	6/15/53	3,330	3,804
	Multnomah County School District No. 7 Reynolds GO	0.000%	6/15/33	12,610	8,526
	Oregon (Articale XI-Q State Projects) GO	5.000%	5/1/41	7,535	8,643
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	223
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	3,020	3,139
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/26	10,220	10,867
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/35	1,820	2,042
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/36	1,525	1,702
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/38	130	143
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/40	7,100	7,898
	Oregon Department of Transportation Fuel Sales Tax Revenue	4.000%	11/15/42	1,000	1,019
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/42	220	239
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	4.000%	11/15/24	100	101
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	8,345	8,481
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	5,095	5,178
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,738
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	4,482
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,100	1,118
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/40	3,025	3,476
	Oregon Department of Transportation Miscellaneous Revenue	5.000%	11/15/41	7,000	8,003
	Oregon GO	5.000%	8/1/29	2,290	2,469
	Oregon GO	5.000%	8/1/41	11,040	11,389

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/24	1,600	1,608
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/33	3,000	3,631
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/34	3,000	3,612
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/36	1,715	2,042
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/37	1,410	1,663
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/38	1,070	1,251
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/39	1,115	1,294
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/40	1,285	1,481
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/42	3,000	3,427
	Oregon GO (Article XI-Q State Projects)	5.000%	5/1/43	3,000	3,410
	Oregon Health & Science University Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	1,450	1,416
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	2,700	2,336
	Oregon State Lottery Revenue	5.000%	4/1/24	4,000	4,012
	Oregon State Lottery Revenue	5.000%	4/1/25	9,190	9,221
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,406
	Oregon State Lottery Revenue	5.000%	4/1/28	175	179
	Oregon State Lottery Revenue	5.000%	4/1/36	2,475	2,616
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,097
	Portland Community College District GO	5.000%	6/15/38	15	17
	Portland OR Sewer System Sewer Revenue	2.000%	6/15/29	1,600	1,501
	Portland OR Sewer System Sewer Revenue	5.000%	12/1/47	1,655	1,850
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,135	1,282
	Portland OR Water System Water Revenue	5.000%	5/1/44	12,500	13,436
	Portland OR Water System Water Revenue	2.125%	5/1/45	1,000	660
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	5,075	5,537
	Salem-Keizer School District No. 24J GO	5.000%	6/15/36	45	49
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	55	59
	Salem-Keizer School District No. 24J GO	0.000%	6/15/40	5,440	2,590
	Seaside School District No. 10 GO	0.000%	6/15/37	500	285
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	8,920	9,660
	Tri-County Metropolitan Transportation District of Oregon Miscellaneous Taxes Revenue, Prere.	5.000%	9/1/27	13,155	14,247
	University of Oregon College & University Revenue	3.500%	4/1/52	5,000	4,267
[3]	University of Oregon College & University Revenue	3.500%	4/1/52	10,515	9,059
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/35	90	96
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,061
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/38	4,650	2,551
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/39	6,000	3,104
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/40	7,695	3,762
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/41	5,000	2,309
	Washington & Multnomah Counties School District No. 48J Beaverton GO	0.000%	6/15/48	39,245	12,272
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,076
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,380	9,445

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,500	1,510
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,150	1,158
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	1,985	1,999
	Washington Clackamas & Yamhill Counties School District No. 88J GO	0.000%	6/15/33	1,435	1,008
	Washington County OR GO, Prere.	3.000%	7/1/29	1,055	1,039
	Yamhill Clackamas & Washington Counties School District No. 29J Newberg GO	0.000%	6/15/51	15,175	4,148
					312,240
Pennsylvania (3.7%)
	Allegheny County PA GO	5.000%	11/1/27	1,265	1,337
	Allegheny County PA GO	5.000%	11/1/28	2,445	2,575
	Allegheny County PA GO	5.000%	11/1/29	725	763
	Allegheny County PA GO	5.000%	11/1/41	505	527
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,078
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/47	5,000	5,756
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	986
	Allegheny County Sanitary Authority Sewer Revenue	5.750%	6/1/52	4,500	5,131
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.000%	12/1/42	1,000	1,018
[4]	Bucks County Water and Sewer Authority Sewer Revenue	4.250%	12/1/47	2,075	2,115
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	402
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	102
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	435
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	3,995	4,180
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	1,445	1,448
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	378
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	454
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	5,420	5,476
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	305	309
	Commonwealth of Pennsylvania GO	5.000%	10/15/24	7,000	7,016
	Commonwealth of Pennsylvania GO	5.000%	1/1/25	21,465	21,857
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,121
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	153
	Commonwealth of Pennsylvania GO	5.000%	5/15/25	1,000	1,026
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	17,505	18,068
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	1,903
[4]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	7,730	8,009
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,360	5,543
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	4,800	4,811
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	5,880	6,122
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,348
	Commonwealth of Pennsylvania GO	5.000%	7/15/26	2,100	2,214
	Commonwealth of Pennsylvania GO	5.000%	9/1/26	40,200	42,504
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	10,420	11,027
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,240	2,371
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,390	3,612
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,173
	Commonwealth of Pennsylvania GO	5.000%	3/1/27	17,050	18,237
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	35	35
	Commonwealth of Pennsylvania GO	5.000%	5/15/27	1,750	1,880
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,525	5,959
	Commonwealth of Pennsylvania GO	5.000%	9/1/27	9,750	10,545
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	830	874
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	7,125	7,505
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	551
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	4,035	4,293
	Commonwealth of Pennsylvania GO	5.000%	1/15/28	395	420
	Commonwealth of Pennsylvania GO	5.000%	3/1/28	70	76
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	665	679
	Commonwealth of Pennsylvania GO	3.000%	6/15/28	320	320
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	8,550	9,420
	Commonwealth of Pennsylvania GO	5.000%	9/1/28	9,750	10,773
	Commonwealth of Pennsylvania GO	5.000%	9/15/28	170	179
	Commonwealth of Pennsylvania GO	5.000%	10/1/28	1,275	1,411
	Commonwealth of Pennsylvania GO	4.000%	1/1/29	1,420	1,464
	Commonwealth of Pennsylvania GO	3.200%	3/1/29	10,000	10,081
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,515	1,541
[3]	Commonwealth of Pennsylvania GO	4.000%	4/1/29	1,960	1,962
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	405	405
	Commonwealth of Pennsylvania GO	5.000%	7/15/29	5,715	6,436
	Commonwealth of Pennsylvania GO	5.000%	9/1/29	50	56
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	13,550	14,259
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	3,603
	Commonwealth of Pennsylvania GO	3.350%	3/1/30	10,000	10,116
	Commonwealth of Pennsylvania GO	3.000%	3/15/30	890	887
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	465	465
	Commonwealth of Pennsylvania GO	5.000%	9/1/30	19,500	22,396
	Commonwealth of Pennsylvania GO	5.000%	10/1/30	15,000	17,263
	Commonwealth of Pennsylvania GO	5.000%	10/15/30	1,675	1,679
	Commonwealth of Pennsylvania GO	3.000%	1/1/31	55	55
	Commonwealth of Pennsylvania GO	3.500%	3/1/31	16,000	16,233
	Commonwealth of Pennsylvania GO	5.000%	5/15/31	95	110
	Commonwealth of Pennsylvania GO	5.000%	9/1/31	3,500	4,089
	Commonwealth of Pennsylvania GO	4.000%	9/15/31	5,210	5,334
	Commonwealth of Pennsylvania GO	5.000%	10/1/31	115	135
	Commonwealth of Pennsylvania GO	5.000%	3/1/32	7,090	7,713
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	910	911
	Commonwealth of Pennsylvania GO	4.000%	5/15/32	325	351
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	415	416
	Commonwealth of Pennsylvania GO	5.000%	9/1/32	5,000	5,918
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	512
	Commonwealth of Pennsylvania GO	5.000%	10/1/32	10	12
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	680	682
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	11,330	11,524
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	1,105	1,106
	Commonwealth of Pennsylvania GO	4.000%	5/1/33	400	426
	Commonwealth of Pennsylvania GO	4.000%	5/15/33	2,000	2,158
	Commonwealth of Pennsylvania GO	4.000%	6/15/33	25	25
[4]	Commonwealth of Pennsylvania GO	3.000%	9/15/33	155	155
	Commonwealth of Pennsylvania GO	5.000%	10/1/33	75	89
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	6,400	6,409
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,300	5,339
	Commonwealth of Pennsylvania GO	3.000%	5/15/34	4,190	4,098
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	865	884
[4]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	265	260
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	19,500	20,218

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	4.000%	3/15/35	10,000	10,055
	Commonwealth of Pennsylvania GO	3.000%	5/1/35	2,520	2,459
	Commonwealth of Pennsylvania GO	3.000%	5/15/35	1,130	1,097
	Commonwealth of Pennsylvania GO	4.000%	8/15/35	60	61
	Commonwealth of Pennsylvania GO	3.000%	9/15/35	1,255	1,224
[4]	Commonwealth of Pennsylvania GO	3.125%	2/1/36	110	108
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	6,330	6,542
	Commonwealth of Pennsylvania GO	3.000%	5/1/36	480	457
	Commonwealth of Pennsylvania GO	3.000%	5/15/36	7,465	7,076
	Commonwealth of Pennsylvania GO	5.000%	9/1/36	65	77
	Commonwealth of Pennsylvania GO	3.000%	9/15/36	1,410	1,346
	Commonwealth of Pennsylvania GO	4.000%	3/1/37	20	20
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	3,025
	Commonwealth of Pennsylvania GO	2.000%	5/15/37	11,355	9,022
	Commonwealth of Pennsylvania GO	4.000%	10/1/37	12,850	13,460
	Commonwealth of Pennsylvania GO	4.000%	3/1/38	8,020	8,170
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,500	3,199
	Commonwealth of Pennsylvania GO	5.000%	10/1/38	35	40
[4]	Commonwealth of Pennsylvania GO	3.750%	3/1/39	135	135
	Commonwealth of Pennsylvania GO	2.000%	5/1/39	200	149
	Commonwealth of Pennsylvania GO	2.125%	5/1/40	2,000	1,460
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	470	473
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,800	1,812
	Council Rock School District GO	2.100%	8/15/43	1,000	692
	Delaware County Regional Water Quality Control Authority Water Revenue	5.000%	11/1/46	5,000	5,141
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	20	21
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	7,115	7,367
	Delaware River Port Authority Highway Revenue	5.000%	1/1/25	500	509
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	1,150	1,197
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	100
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	210	229
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	13,250	13,269
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	5,555	6,652
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/33	4,000	4,249
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/34	4,000	4,261
	Delaware Valley Regional Finance Authority Intergovernmental Agreement Revenue	4.000%	3/1/35	4,000	4,233
	Delaware Valley Regional Finance Authority Lease Revenue	5.000%	11/1/24	20,000	20,276
[6]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	8,150	8,996
	Easttown Municipal Authority Sewer Revenue	2.500%	9/1/34	985	882
	Haverford Township PA GO	4.000%	6/1/30	445	463
	Lehigh County Authority Water Revenue	5.000%	12/1/43	505	505
[4]	Luzerne County PA GO	5.000%	11/15/29	9,040	9,265
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	407
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	3,000	3,102
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	1,740

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	946
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/52	12,695	11,780
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/52	7,655	8,039
[4]	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.125%	5/1/53	3,000	2,279
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	3.250%	5/1/55	13,000	9,643
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/56	14,500	13,166
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/57	8,755	9,178
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/31	175	190
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	65
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	136
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	270	288
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/47	1,220	1,264
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	140
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	10/1/38	30	30
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	8/15/41	935	940
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,575	5,592
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	625	497
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	8/15/46	250	260
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/32	2,000	2,031
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	200	192
	Pennsylvania Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	5.250%	9/1/50	1,295	1,306
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,975	2,070
	Pennsylvania State University College & University Revenue	5.000%	9/1/45	5,475	5,888

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania State University College & University Revenue	5.000%	9/1/47	4,475	4,658
	Pennsylvania State University College & University Revenue	5.250%	9/1/48	2,425	2,753
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	65	65
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/24	550	553
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/24	400	406
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,232
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	950	987
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	380	395
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	314
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/26	8,055	8,250
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/27	16,205	16,936
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	6,360	6,646
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,066
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	260	276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/29	250	261
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	890	940
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,790	4,241
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	1,200	1,288
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/31	175	204
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,045	1,110
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	75	89
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/32	15	18
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	285	291
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/33	5,715	6,074
[4]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,268
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,206
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	2,035	2,417

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,100
[4]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	740	796
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/34	45	46
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	40	43
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	3,765	3,809
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	1,150	1,357
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	450	454
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	5	5
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/35	1,190	1,394
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	5	5
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/37	365	372
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/37	10	10
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/37	215	227
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/38	135	137
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,270	5,767
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	4,475	4,964
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	7,315	7,372
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	3,345	3,438
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	5,370	5,436
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	5,310
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,250	1,307
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	3,980	4,059
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	30	31
	Pennsylvania Turnpike Commission Highway Revenue	3.375%	12/1/41	75	68
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/41	435	436
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,118
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	1,840	1,887
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	15,900	16,534
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	2,497
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/42	5,000	5,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,066
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	141
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	2,715	2,704
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	7,420	7,874
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	8,700	8,771
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,010	4,965
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	17,945	18,109
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,220	4,259
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	2,745	2,934
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	4,460	4,784
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	106
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,050	1,063
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	3,830	3,885
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	2,970	3,017
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,275	2,232
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	1,974
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	785	796
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	20	22
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	10	11
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	6,824
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	10,705	11,063
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	10	11
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	10	11
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/48	7,500	8,244
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	4,265	4,139
[4]	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	16,465	16,420
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	6,897
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	7,395	7,168
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	165	176
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	4,275	3,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	100	99
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	1,934
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	20	20
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/52	30	33
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/53	7,000	7,613
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/53	7,500	8,328
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	630	661
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	5,705	6,002
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	11,100	11,528
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	3.000%	12/1/51	9,465	7,212
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/51	10	10
	Pennsylvania Turnpike Commission Oil Franchise Tax & Business License Fees Revenue	4.000%	12/1/53	5,845	5,625
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	330	326
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	258
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,990	2,059
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	8,850	9,100
[4]	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/50	3,725	3,984
	Philadelphia IDA College & University Revenue	4.000%	11/1/45	2,255	2,111
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.250%	11/1/52	1,820	1,940
	Philadelphia IDA College & University Revenue (Saint Joseph's University Project)	5.500%	11/1/60	4,580	4,937
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	868
	Philadelphia IDA Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	788
	Philadelphia PA GO	5.000%	8/1/24	575	579
	Philadelphia PA GO	5.000%	8/1/25	360	369
	Philadelphia PA GO	5.000%	8/1/26	5,225	5,486
[4]	Philadelphia PA GO	5.000%	8/1/30	800	854
	Philadelphia PA GO	4.000%	8/1/35	225	227
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,228
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.000%	9/1/28	110	121
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/29	75	81
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/30	310	336
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/31	100	107
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	7/1/33	2,995	3,060
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/42	125	131
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/44	25	27
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/45	8,985	9,723

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.500%	6/1/47	4,695	5,293
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/47	5,000	5,193
[4]	Philadelphia PA Water & Wastewater Water Revenue	4.500%	9/1/48	10,000	10,305
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,084
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/49	30	32
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/52	6,500	6,699
[4]	Philadelphia PA Water & Wastewater Water Revenue	5.500%	9/1/53	3,250	3,713
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,785	5,044
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	7,385	7,439
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,115	1,124
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	15,000	15,111
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,387
	Philadelphia School District GO	5.000%	9/1/25	555	570
	Philadelphia School District GO	5.000%	9/1/26	3,000	3,147
[7]	Philadelphia School District GO	5.000%	6/1/27	365	387
	Philadelphia School District GO	5.000%	9/1/27	2,100	2,192
	Philadelphia School District GO	5.000%	9/1/28	120	125
	Philadelphia School District GO	5.000%	9/1/30	2,640	2,739
[4]	Philadelphia School District GO	4.000%	9/1/43	3,625	3,633
	Philadelphia School District GO	5.000%	9/1/44	5,100	5,397
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/26	170	179
[7]	Pittsburgh Water & Sewer Authority Water Revenue	0.000%	9/1/29	15	12
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/32	2,450	2,904
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/33	1,575	1,895
[4]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	4,700	5,014
[4]	Pittsburgh Water & Sewer Authority Water Revenue	4.250%	9/1/53	3,000	3,010
[4]	Robinson Township Municipal Authority Water Revenue	2.050%	5/15/42	1,000	698
	School District of Philadelphia GO	4.000%	9/1/46	3,805	3,740
	School District of Philadelphia GO	5.500%	9/1/48	4,220	4,748
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/47	7,500	8,310
	Southeastern Pennsylvania Transportation Authority Sales Tax Revenue (Asset Improvement Program)	5.250%	6/1/52	7,500	8,235
[4]	State Public School Building Authority Lease (Appropriation) Revenue (Philadelphia School District Project)	5.500%	6/1/28	6,595	7,330
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/27	4,000	4,276
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	2,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	890
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	570	597
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	2,215	2,316
[4]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/33	8,465	8,851
	Township of South Fayette PA GO	2.500%	12/1/48	1,025	723
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	6,715	6,878
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	5.000%	2/15/29	19,700	21,950
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	5.000%	2/15/34	18,500	22,651
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	7,760
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	100	101
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,035	5,152
[3]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	4,690	4,782
[3]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	3,670	3,547
[3]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	534
					1,274,198
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	1,630	1,641
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/25	1,520	1,561
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/26	900	946
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	625	657
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	2,815	2,952
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/29	210	220
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/30	1,490	1,555
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/31	3,335	3,469
	Rhode Island GO	4.125%	8/1/42	14,120	14,527
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/29	150	162
	Rhode Island Health and Educational Building Corp. College & University Revenue	4.000%	9/1/47	12,870	12,896
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	11/1/53	2,000	2,168
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	215	220
					42,974
South Carolina (0.7%)
	Charleston County SC GO	2.000%	11/1/38	5,810	4,388
	Charleston County SC GO	2.000%	11/1/39	1,790	1,317

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charleston County SC GO	2.000%	11/1/39	2,490	1,832
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/24	1,400	1,422
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/25	890	924
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/26	1,360	1,444
	Charleston Educational Excellence Finance Corp. Intergovernmental Agreement Revenue (Charleston County School District, South Carolina Project)	5.000%	12/1/28	1,045	1,159
	Charleston SC Waterworks & Sewer System Water Revenue	5.000%	1/1/52	8,260	9,140
	Columbia SC Waterworks & Sewer System Water Revenue, Prere.	5.000%	2/1/29	195	218
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/24	1,940	1,970
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/25	2,280	2,369
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/26	2,510	2,670
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/27	450	489
	Greenville County School District Lease (Appropriation) Revenue (SC Project)	5.000%	12/1/28	1,125	1,250
	Mount Pleasent SC Water & Sewer Water Revenue	4.000%	6/1/44	5	5
	Piedmont Municipal Power Agency Nuclear Revenue	5.000%	1/1/34	1,420	1,477
[9]	Rock Hill SC Combined Utility System Water Revenue	4.250%	1/1/59	2,500	2,475
[9]	Rock Hill SC Combined Utility System Water Revenue	5.000%	1/1/64	4,500	4,790
[12]	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/26	8,340	8,803
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/36	3,990	4,049
[3]	South Carolina Public Service Authority Electric Power & Light Revenue	3.000%	12/1/41	200	170
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/42	5,255	5,200
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/43	10,000	9,860
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	2,310	2,231
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/47	3,000	2,898
	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/47	6,000	6,700
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/51	1,230	1,162
	South Carolina Public Service Authority Electric Power & Light Revenue	5.000%	12/1/51	1,210	1,268
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/52	16,430	15,451

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	South Carolina Public Service Authority Electric Power & Light Revenue	5.750%	12/1/52	7,200	8,104
	South Carolina Public Service Authority Electric Power & Light Revenue	4.000%	12/1/55	11,255	10,294
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	197
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	75
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	375	377
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	90	88
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	310
[4]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/27	1,670	1,741
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	426
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	3,430	3,557
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/30	115	119
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	320
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	675	701
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,385	11,737
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	270
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,670	1,720
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	370	383
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,147
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,515	1,567
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	680	698
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,205	1,233
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	586
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	18,000	18,000
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	1,695
	South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	27,500	27,499
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/46	25	25
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	5,000	5,002
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	4,305	4,327
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/53	20	20
	South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	10,000	10,021

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	4,295	4,323
	South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	880	804
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	579
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	350	355
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/25	15	16
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/26	5	5
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/27	115	124
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/28	15,665	17,296
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.500%	10/1/31	1,815	1,807
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.375%	10/1/32	50	49
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/32	170	187
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	3.625%	10/1/33	10,025	9,989
[4]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,267
	South Island Public Service District Water Revenue	4.500%	4/1/52	2,500	2,559
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	5,303
	University of South Carolina College & University Revenue (Campus Village Project)	5.000%	5/1/46	15	16
					254,049
South Dakota (0.0%)
	Lincoln County SD College & University Revenue	4.000%	8/1/61	680	555
Tennessee (0.4%)
	Clarksville TN Water Sewer & Gas Water Revenue	5.000%	2/1/45	50	55
	Clarksville TN Water Sewer & Gas Water Revenue	4.000%	2/1/51	5,445	5,387
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.250%	7/1/49	1,250	1,359
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/54	1,250	1,375
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.500%	7/1/59	1,750	1,913
[3]	Knox County Health Educational & Housing Facility Board Local or Guaranteed Housing Revenue (University of Tennessee Project)	5.000%	7/1/64	4,000	4,172
	Memphis TN Electric System Electric Power & Light Revenue	4.000%	12/1/50	12,435	12,307
	Memphis TN Gas Natural Gas Revenue	4.000%	12/1/50	3,270	3,236
	Memphis TN GO	5.000%	4/1/26	7,675	7,861
	Memphis TN GO	4.000%	6/1/32	1,390	1,415
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/48	95	104
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board College & University Revenue	5.250%	5/1/53	2,155	2,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/53	3,000	3,313
[4]	Metropolitan Government Nashville & Davidson County Sports Authority Intergovernmental Agreement Revenue (Stadium Project)	5.250%	7/1/56	6,435	7,095
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	528
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/42	100	104
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/46	60	65
[9]	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.250%	5/15/49	2,680	3,050
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	10,915	10,925
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	4,445	4,481
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	355	362
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,412
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/26	165	174
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,735	1,821
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/27	350	378
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	100	106
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/28	300	311
	Metropolitan Government of Nashville & Davidson County TN GO	2.500%	1/1/29	5	5
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	85	88
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/29	55	61
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	5,750	6,012
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/30	30	34
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/30	1,645	1,810
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/31	160	174
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/31	1,640	1,804
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/32	110	119
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/32	965	1,061
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,625	3,730
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,025	3,150
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/34	65	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,380	1,419
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	15	16
	Metropolitan Government of Nashville & Davidson County TN GO	3.000%	1/1/35	25	24
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/35	60	62
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/36	2,950	3,048
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	1/1/42	30	30
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	955
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	2,715
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/45	15	15
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	100	106
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/54	875	840
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/54	4,000	4,193
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	2,045	1,986
	New Memphis Arena Public Building Authority Lease (Non-Terminable) Revenue (City of Memphis Project)	0.000%	4/1/33	1,000	690
	Oak Ridge TN GO	5.000%	6/1/25	600	616
	Rutherford County TN GO	1.750%	4/1/35	5,465	4,395
	Shelby County TN GO	5.000%	3/1/24	690	691
	Tennessee GO	5.000%	5/1/31	1,000	1,168
	Tennessee GO	5.000%	5/1/34	1,000	1,204
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program)	5.000%	11/1/47	15,000	15,578
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	5,270	5,467
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	161
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/47	5,000	5,512
	Tennessee State School Bond Authority Intergovernmental Agreement Revenue	5.000%	11/1/52	5,000	5,461
					151,109
Texas (9.6%)
	Alamo Community College District GO	5.000%	2/15/25	4,500	4,594
	Alamo Community College District GO	5.000%	2/15/26	5	5
	Alamo Community College District GO	5.000%	2/15/27	3,495	3,736
	Alamo Community College District GO	5.000%	2/15/28	410	447
	Alamo Community College District GO	5.000%	2/15/29	640	712
	Alamo Community College District GO	5.000%	2/15/30	50	57
	Alamo Community College District GO	4.000%	8/1/40	4,250	4,269
[14]	Alamo Heights Independent School District GO	4.000%	2/1/30	330	343
	Alamo Regional Mobility Authority Miscellaneous Revenue, Prere.	5.000%	6/15/25	1,310	1,345

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Aldine Independent School District GO	5.000%	2/15/42	1,810	1,879
[14]	Aledo Independent School District GO	5.000%	2/15/48	4,500	4,909
[14]	Aledo Independent School District GO	5.000%	2/15/53	4,400	4,747
[14]	Alief Independent School District GO	2.000%	2/15/38	1,890	1,460
[14]	Allen Independent School District GO	5.000%	2/15/41	12,000	12,359
[14]	Argyle Independent School District GO	2.125%	8/15/45	2,095	1,401
[14]	Argyle Independent School District GO	4.000%	8/15/53	1,650	1,642
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	3.000%	2/15/46	6,000	4,666
[14]	Arlington Higher Education Finance Corp. Charter School Aid Revenue	5.000%	8/15/52	20	22
[4]	Arlington TX Special Tax Revenue	4.000%	2/15/44	115	113
[4]	Arlington TX Special Tax Revenue	5.000%	2/15/48	2,000	2,082
[14]	Aubrey Independent School District GO	4.000%	2/15/47	3,255	3,273
	Austin Community College District GO	4.000%	8/1/45	15,960	15,986
	Austin Community College District GO	5.250%	8/1/53	2,410	2,699
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	362
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	1,002
[14]	Austin Independent School District GO	5.000%	8/1/24	125	126
	Austin Independent School District GO	5.000%	8/1/24	8,000	8,077
	Austin Independent School District GO	5.000%	8/1/25	14,000	14,440
	Austin Independent School District GO	4.000%	8/1/48	13,010	12,695
	Austin Independent School District GO	5.000%	8/1/48	5,000	5,343
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,138
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,015	2,162
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/45	15	16
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/48	5,000	5,507
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/50	13,165	14,004
	Austin TX Electric Utility Electric Power & Light Revenue	5.250%	11/15/53	3,765	4,173
	Austin TX GO	2.950%	9/1/27	135	135
	Austin TX Water & Wastewater System Water Revenue	5.000%	5/15/26	275	276
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/28	155	172
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	536
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	20	21
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	270	283
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/45	75	81
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	4,050	4,315
[14]	Barbers Hill Independent School District GO	3.000%	2/15/38	3,975	3,594
[14]	Bastrop Independent School District GO	5.000%	2/15/48	2,250	2,478
[14]	Bastrop Independent School District GO	5.000%	2/15/53	3,445	3,765
	Bexar County Hospital District GO	4.250%	2/15/52	5,000	4,955
	Bexar County TX GO	3.000%	6/15/41	1,500	1,280
	Bexar County TX GO	4.000%	6/15/46	2,500	2,490
	Bexar County TX GO	5.000%	6/15/49	3,000	3,320
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bexar County TX GO, Prere.	5.000%	6/15/26	9,990	10,457
	Birdville Independent School District GO	4.000%	2/15/48	75	73
[14]	Birdville Independent School District GO	5.000%	2/15/48	10,470	11,521
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	150	151
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	1,050	1,060
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/24	270	273
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/25	695	718
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	7,530	7,948
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	295	311
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/28	325	359
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/29	6,810	7,687
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	100	117
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/31	50	59
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/33	50	56
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/36	100	101
	Board of Regents of the University of Texas System College & University Revenue	4.000%	8/15/42	570	570
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/43	5,000	5,606
	Board of Regents of the University of Texas System College & University Revenue	3.375%	8/15/44	70	62
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/51	100	68
	Brazoria County TX GO	3.000%	3/1/39	1,000	888
	Brazoria County TX GO	3.000%	3/1/40	1,000	867
[14]	Bullard Independent School District GO	4.000%	2/15/52	2,240	2,182
[14]	Carrollton-Farmers Branch Independent School District GO	5.000%	2/15/48	7,500	8,253
[14]	Carrollton-Farmers Branch Independent School District GO	2.250%	2/15/51	5	3
[14]	Carrollton-Farmers Branch Independent School District GO	4.000%	2/15/53	10,000	9,718
[14]	Celina Independent School District GO	2.250%	2/15/46	1,025	690
[14]	Celina Independent School District GO	4.000%	2/15/53	1,000	978
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	16,485	16,982
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/38	2,615	2,682
	Central Texas Regional Mobility Authority Highway Revenue	3.375%	1/1/41	700	626
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	5,290
	Central Texas Regional Mobility Authority Highway Revenue	3.000%	1/1/46	2,000	1,581
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	2,000	2,127
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	12,820	12,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	985	951
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	10,195	10,262
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	550	565
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	7/1/25	1,100	1,130
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/24	5,645	5,539
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/26	9,450	8,675
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/28	6,740	5,787
[6]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/29	2,125	1,765
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	302
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,155	2,169
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,434
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/32	3,055	3,084
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,625
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	14,075	14,156
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	21,895	12,756
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	13,125	7,242
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	7,550	7,600
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	8,195	8,241
	Central Texas Turnpike System Highway Revenue	4.000%	8/15/38	205	203
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	5,473
	Central Texas Turnpike System Highway Revenue	3.000%	8/15/40	155	138
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	25,085	25,193
[14]	Clear Creek Independent School District GO	3.000%	2/15/40	1,500	1,324
[14]	Cleburne Independent School District GO	5.000%	2/15/41	1,405	1,439
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/47	2,500	2,456
[14]	Clifton Higher Education Finance Corp. Charter School Aid Revenue	4.000%	8/15/50	2,500	2,418
[14]	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,662
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,217
	Collin County Community College District GO	3.000%	8/15/39	1,000	870
	Collin County Community College District GO	3.000%	8/15/40	1,000	856
[14]	Columbia-Brazoria Independent School District GO	4.000%	2/1/49	1,200	1,203
[14]	Comal Independent School District GO	4.000%	2/1/39	3,585	3,495
[14]	Comal Independent School District GO	2.625%	2/1/47	5,000	3,706
[14]	Conroe Independent School District GO	5.000%	2/15/29	190	212
[14]	Conroe Independent School District GO	4.000%	2/15/47	300	300
[9,14]	Conroe Independent School District GO	4.000%	2/15/49	5,000	4,948
[9,14]	Conroe Independent School District GO	5.000%	2/15/49	16,000	17,722
[14]	Corpus Christi Independent School District GO	4.125%	8/15/53	5,000	4,998
	Corpus Christi TX Utility System Multiple Utility Revenue	3.000%	7/15/40	1,370	1,145
	Corpus Christi TX Utility System Multiple Utility Revenue	5.000%	7/15/40	1,595	1,625
[14]	Crowley Independent School District GO	5.000%	2/1/48	10,060	11,108
[14]	Crowley Independent School District GO	4.250%	2/1/53	6,000	6,073
[14]	Crowley Independent School District GO	5.250%	2/1/53	7,660	8,526
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	5,735	5,855
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/26	210	219
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	1,205	1,259
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	5,225	5,580
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	530	554
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	45	46
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/30	2,500	2,551
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/35	325	311
[14]	Cypress-Fairbanks Independent School District GO	3.000%	2/15/41	10	9
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/43	3,000	3,044
[14]	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,600	1,601
[14]	Cypress-Fairbanks Independent School District GO	4.000%	2/15/48	3,000	2,957
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/28	225	252
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	155	176
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	5,565	6,391
[6]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	316
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/31	2,500	2,830
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/33	2,000	2,258
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	9,080	10,222
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/47	20,515	22,244
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/24	100	101
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	5,755	5,972
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	12,305	12,769
	Dallas Area Rapid Transit Sales Tax Revenue, Prere.	5.000%	12/1/25	6,560	6,807
	Dallas College GO	5.000%	2/15/24	16,500	16,511
	Dallas College GO	5.000%	2/15/25	15,035	15,345
	Dallas College GO	4.000%	2/15/28	730	754
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	105
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	330
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	7,840	8,117
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/25	975	1,010
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/26	1,165	1,231
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/27	1,205	1,301
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	60	66
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/28	1,040	1,147
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/29	2,925	3,299
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	25	29
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	10	11

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	280	321
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	1,645	1,921
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/31	20	23
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	15	17
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/32	2,000	2,367
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,325	2,650
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	3,450	3,932
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	10	12
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	85	102
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/34	1,735	1,826
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	1,445	1,505
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/35	270	281
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/36	60	70
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/39	5	6
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/41	4,320	4,366
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/42	15,150	15,250
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	4,405	4,812
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/45	9,970	9,808
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/47	4,000	4,440
[14]	Dallas Independent School District GO	5.000%	8/15/24	640	647
[14]	Dallas Independent School District GO	4.000%	2/15/32	500	504
[14]	Dallas Independent School District GO	3.000%	2/15/35	455	434
[14]	Dallas Independent School District GO	3.000%	2/15/36	165	154
[14]	Dallas Independent School District GO	3.000%	2/15/39	5,340	4,733
[14]	Dallas Independent School District GO	2.000%	2/15/43	1,000	690
[14]	Dallas Independent School District GO	5.000%	2/15/48	170	186
[14]	Dallas Independent School District GO	4.000%	2/15/53	3,500	3,436
[9,14]	Dallas Independent School District GO	4.000%	2/15/54	6,000	5,840
[14]	Dallas Independent School District GO, Prere.	4.000%	8/15/24	25	25
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,288
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,232
[14]	Dallas Independent School District GO, Prere.	5.000%	8/15/24	10,000	10,099
	Dallas TX GO	5.000%	2/15/24	4,815	4,818
	Dallas TX GO	5.000%	2/15/24	10,000	10,006
	Dallas TX GO	5.000%	2/15/25	10	10
	Dallas TX GO	5.000%	2/15/26	3,015	3,144
	Dallas TX GO	5.000%	2/15/27	1,870	1,872
	Dallas TX GO	5.000%	2/15/27	3,000	3,212
	Dallas TX GO	5.000%	2/15/28	6,335	6,342
	Dallas TX GO	5.000%	2/15/28	3,015	3,303
	Dallas TX GO	5.000%	2/15/30	9,660	10,982

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX GO	5.000%	2/15/31	10,815	12,482
[4]	Dallas TX GO	3.000%	2/15/33	175	170
[4]	Dallas TX GO	3.125%	2/15/35	100	95
[4]	Dallas TX GO	3.250%	2/15/37	180	167
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	2,815	2,852
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	2,980	3,063
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	2,445	2,575
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	905
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	231
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/34	295	308
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/35	13,105	13,196
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/40	3,000	3,002
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/41	60	60
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/43	25	25
	Dallas TX Waterworks & Sewer System Water Revenue	3.000%	10/1/46	100	81
	Dallas TX Waterworks & Sewer System Water Revenue	4.000%	10/1/49	20	20
[14]	Del Valle Independent School District TX GO	4.000%	6/15/47	11,540	11,435
[14]	Denton Independent School District GO	5.000%	8/15/35	3,560	4,258
[14]	Denton Independent School District GO	5.000%	8/15/36	1,000	1,186
[14]	Denton Independent School District GO	5.000%	8/15/37	615	723
[14]	Denton Independent School District GO	5.000%	8/15/38	1,005	1,171
[14]	Denton Independent School District GO	5.000%	8/15/39	1,370	1,589
[14]	Denton Independent School District GO	5.000%	8/15/40	1,295	1,489
[14]	Denton Independent School District GO	5.000%	8/15/41	1,285	1,468
[14]	Denton Independent School District GO	5.000%	8/15/42	2,950	3,350
[14]	Denton Independent School District GO	5.000%	8/15/43	1,450	1,635
[14]	Denton Independent School District GO	2.000%	8/15/48	170	103
[14]	Denton Independent School District GO	5.000%	8/15/48	15,080	16,627
[14]	Denton Independent School District GO	5.000%	8/15/53	8,710	9,549
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	3,035	3,131
[14]	Denton Independent School District GO, Prere.	5.000%	8/15/25	7,800	8,047
	Denton TX GO	2.000%	2/15/39	1,400	1,024
[14]	Dickinson Independent School District GO	4.000%	2/15/38	3,180	3,181
[14]	Dickinson Independent School District GO	4.000%	2/15/41	12,650	12,652
[14]	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,156
[14]	Eagle Mountain & Saginaw Independent School District GO	2.250%	8/15/51	5,000	3,201
[14]	El Paso Independent School District GO	4.000%	8/15/45	255	256
[14]	El Paso Independent School District GO	4.000%	8/15/48	25	25
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	681
	El Paso TX GO	4.000%	8/15/41	75	72
	El Paso TX GO	4.000%	8/15/42	200	193
	El Paso TX GO	5.000%	8/15/42	1,235	1,257
	El Paso TX GO	4.000%	8/15/44	1,485	1,481
	El Paso TX GO	3.000%	8/15/47	2,990	2,311
	El Paso TX Water & Sewer Water Revenue	2.000%	3/1/39	1,255	918

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/44	17,660	17,689
	El Paso TX Water & Sewer Water Revenue	4.000%	3/1/48	7,875	7,773
	El Paso TX Water & Sewer Water Revenue	5.000%	3/1/52	10,000	10,657
[14]	Forney Independent School District GO	2.000%	2/15/40	1,835	1,292
[14]	Forney Independent School District GO	4.000%	8/15/53	7,500	7,250
[3]	Fort Bend County Municipal Utility District No. 134E GO	2.500%	9/1/40	250	194
	Fort Bend County Texas Public Facility Corp. Lease (Appropriation) Revenue	5.000%	3/1/53	12,000	12,937
	Fort Bend County TX GO	5.250%	3/1/53	170	189
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	7,131
	Fort Bend County Water Control & Improvement District No. 2 GO	2.000%	9/1/36	500	400
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	2.500%	3/1/46	5,020	3,504
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	3.000%	3/1/51	1,485	1,113
[14]	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,535	1,477
[14]	Fort Bend Independent School District GO PUT	0.720%	8/1/26	7,605	7,116
[3]	Fort Bend TX Toll Road Highway Revenue	3.000%	3/1/51	3,625	2,687
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	740
	Fort Worth TX Water & Sewer System Water Revenue	4.250%	2/15/53	250	251
[14]	Frenship Independent School District GO	3.000%	2/15/41	1,240	1,071
[14]	Frenship Independent School District GO, Prere.	5.000%	2/15/24	375	375
[14]	Frisco Independent School District GO	5.000%	8/15/36	1,305	1,441
[14]	Frisco Independent School District GO	3.500%	2/15/37	5,000	4,955
	Frisco TX GO	2.000%	2/15/38	1,315	1,001
[14]	Galveston Independent School District GO	4.000%	2/1/47	2,380	2,377
[14]	Garland Independent School District GO	5.000%	2/15/24	3,675	3,677
[14]	Garland Independent School District GO	5.000%	2/15/26	6,000	6,266
[14]	Garland Independent School District GO	5.000%	2/15/33	1,025	1,220
[14]	Garland Independent School District GO	5.000%	2/15/34	2,245	2,669
[14]	Garland Independent School District GO	5.000%	2/15/35	1,000	1,185
[14]	Garland Independent School District GO	5.000%	2/15/36	1,300	1,531
[14]	Garland Independent School District GO	5.000%	2/15/37	1,000	1,167
[14]	Garland Independent School District GO	5.000%	2/15/38	1,000	1,156
[14]	Garland Independent School District GO	5.000%	2/15/39	2,000	2,298
[14]	Garland Independent School District GO	5.000%	2/15/40	3,500	3,989
[14]	Garland Independent School District GO	5.000%	2/15/41	4,000	4,533
[14]	Garland Independent School District GO	5.000%	2/15/42	3,500	3,950
[14]	Garland Independent School District GO	5.000%	2/15/43	3,200	3,592
[14]	Garland Independent School District GO	5.000%	2/15/48	9,150	10,084
	Garland TX Electric Utility System Electric Power & Light Revenue	4.000%	3/1/49	2,415	2,338
	Georgetown City TX GO	2.000%	8/15/34	1,130	949
[14]	Georgetown Independent School District GO	4.125%	8/15/47	1,200	1,215
[4]	Georgetown TX Utility System Multiple Utility Revenue	4.250%	8/15/47	15	15
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/34	2,890	3,132
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/35	955	1,032
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/36	35	38
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/37	75	80
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/38	1,005	1,073

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	4,750	5,008
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/45	6,500	6,497
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	16,560	17,315
	Grand Parkway Transportation Corp. Highway Revenue	5.850%	10/1/48	50	54
	Grand Parkway Transportation Corp. Highway Revenue	4.000%	10/1/49	12,595	12,175
	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	20	15
[3]	Grand Parkway Transportation Corp. Highway Revenue	3.000%	10/1/50	1,000	747
	Grand Parkway Transportation Corp. Highway Revenue Tolls	5.500%	10/1/35	5,380	5,980
	Grand Parkway Transportation Corp. Highway Revenue Tolls PUT	5.000%	4/1/28	12,985	13,884
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.250%	10/1/48	20	22
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	5.000%	10/1/49	9,720	10,521
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/53	1,500	1,500
[3]	Greater Texoma Utility Authority Intergovernmental Agreement Revenue (Sherman City Project)	4.375%	10/1/54	13,000	12,823
[3]	Greenville TX Electric System Electric Power & Light Revenue	2.375%	2/15/46	400	274
[14]	Gregory-Portland TX Independent School District GO	5.000%	2/15/25	465	475
[14]	Hallsville TX Independent School District GO	3.000%	2/15/38	2,975	2,690
	Harris County Cultural Education Facilities Finance Corp. College & University Revenue	5.000%	5/15/29	4,000	4,410
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,022
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	764
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	405
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	378
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	3,140	3,177
	Harris County Flood Control District GO	4.000%	10/1/45	5,085	5,102
	Harris County Flood Control District GO	4.250%	10/1/47	4,565	4,641
	Harris County Flood Control District GO	4.000%	9/15/48	5,000	4,944
	Harris County Flood Control District Intergovernmental Agreement Revenue	5.000%	10/1/25	7,000	7,091
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/29	3,000	3,375
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/30	3,020	3,460
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/31	3,055	3,337

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Toll Road Authority Highway Revenue	5.000%	8/15/33	80	94
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	9,500	9,463
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/50	530	513
	Harris County TX GO	5.000%	10/1/24	2,900	2,937
	Harris County TX GO	5.000%	10/1/26	1,305	1,345
	Harris County TX GO	5.000%	10/1/26	160	170
	Harris County TX GO	5.000%	10/1/27	2,950	3,040
	Harris County TX GO	5.000%	10/1/28	1,965	2,024
	Harris County TX Highway Revenue	5.000%	8/15/24	2,580	2,607
	Harris County TX Highway Revenue	5.000%	8/15/25	5,420	5,594
	Harris County TX Highway Revenue	5.000%	8/15/28	615	644
	Harris County TX Highway Revenue	5.000%	8/15/30	845	885
	Harris County TX Highway Revenue	5.000%	8/15/31	210	220
	Harris County TX Highway Revenue	5.000%	8/15/32	60	63
	Harris County TX Highway Revenue	5.000%	8/15/33	2,005	2,093
	Harris County TX Highway Revenue	5.000%	8/15/36	60	62
	Harris County TX Highway Revenue	5.000%	8/15/41	10	10
	Harris County TX Port Authority of Houston Port, Airport & Marina Revenue	5.000%	10/1/51	7,500	8,094
	Harris County TX Toll Road Highway Revenue	5.000%	8/15/43	15	16
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/24	275	279
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	634
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	575	582
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/28	2,925	2,957
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/29	110	111
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	670	677
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/53	135	135
[4]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	3.125%	11/15/56	30	23
	Hidalgo County Regional Mobility Authority Highway Revenue	0.000%	12/1/52	1,945	408
[14]	Houston Independent School District GO	5.000%	2/15/24	3,645	3,647
[14]	Houston Independent School District GO	5.000%	2/15/24	255	255
[14]	Houston Independent School District GO	5.000%	2/15/25	12,295	12,547
[14]	Houston Independent School District GO	5.000%	2/15/25	2,130	2,174
[14]	Houston Independent School District GO	5.000%	2/15/26	7,065	7,371
[14]	Houston Independent School District GO	5.000%	2/15/26	5,710	5,958
[14]	Houston Independent School District GO	5.000%	2/15/27	150	156
[14]	Houston Independent School District GO	5.000%	2/15/28	4,735	4,934
[14]	Houston Independent School District GO	5.000%	2/15/29	5,205	5,423
[14]	Houston Independent School District GO	5.000%	2/15/30	905	942
[14]	Houston Independent School District GO	5.000%	2/15/31	95	99
[14]	Houston Independent School District GO	4.000%	2/15/33	500	509
[14]	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	999
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	1,485	1,624
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	515	564
[4]	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	400	473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	100	108
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/38	5,045	5,429
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/39	35	38
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	1,300	1,306
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	7,850	7,893
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	5,635	5,663
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/28	3,105	3,120
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	355
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/28	2,400	2,655
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,134
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	20	21
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/32	12,705	14,552
[4]	Houston TX Combined Utility System Water Revenue	5.750%	12/1/32	240	303
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/33	1,540	1,761
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/34	6,105	6,370
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	980	1,019
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	415	430
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	150	151
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	529
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/42	1,065	1,125
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/43	40	43
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	1,993
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	76
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/45	50	49
	Houston TX Combined Utility System Water Revenue	3.000%	11/15/47	250	200
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,211
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/49	15,000	14,844
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	6,320	6,749
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	10,750	10,588
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/26	18,015	16,536

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,244
[4]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/28	1,230	1,068
	Houston TX GO	5.000%	3/1/24	140	140
	Houston TX GO	5.000%	3/1/25	110	112
	Houston TX GO	5.000%	3/1/25	270	276
	Houston TX GO	5.000%	3/1/26	2,145	2,239
	Houston TX GO	5.000%	3/1/26	4,530	4,729
	Houston TX GO	5.000%	3/1/27	2,225	2,309
	Houston TX GO	5.000%	3/1/27	1,650	1,760
	Houston TX GO	5.000%	3/1/28	300	311
	Houston TX GO	5.000%	3/1/28	6,080	6,461
	Houston TX GO	5.000%	3/1/28	750	817
	Houston TX GO	5.000%	3/1/29	135	144
	Houston TX GO	5.000%	3/1/29	8,745	9,716
	Houston TX GO	5.000%	3/1/31	1,355	1,563
	Houston TX GO	5.000%	3/1/34	225	267
	Houston TX GO	4.000%	3/1/35	2,460	2,530
	Houston TX GO	5.250%	3/1/42	825	939
	Houston TX GO	5.250%	3/1/43	1,100	1,246
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	605
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	504
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,037
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	503
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	503
[14]	Hutto Independent School District GO	5.000%	8/1/48	95	105
[14]	Hutto Independent School District GO	5.000%	8/1/53	1,595	1,745
[14]	Hutto Independent School District GO PUT	2.000%	8/1/25	750	737
[14]	Irving Independent School District GO	5.000%	2/15/39	700	799
[14]	Irving Independent School District GO	5.000%	2/15/40	1,610	1,825
[14]	Irving Independent School District GO	5.000%	2/15/41	1,500	1,690
[14]	Irving Independent School District GO	5.000%	2/15/42	1,360	1,527
[14]	Irving Independent School District GO	5.000%	2/15/43	1,180	1,316
	Irving TX GO	5.000%	9/15/29	1,525	1,682
[14]	Jim Ned Consolidated Independent School District GO	2.000%	2/15/40	1,070	785
[14]	Judson Independent School District GO	4.000%	2/1/41	30	30
[9,14]	Judson Independent School District GO	4.000%	2/1/49	5,000	4,926
[9,14]	Judson Independent School District GO	5.000%	2/1/49	2,000	2,212
[9,14]	Judson Independent School District GO	4.000%	2/1/53	5,000	4,893
[9,14]	Judson Independent School District GO	5.000%	2/1/53	2,000	2,193
[14]	Katy Independent School District GO	5.000%	2/15/24	5,250	5,254
[14]	Katy Independent School District GO	5.000%	2/15/45	50	51
[14]	Katy Independent School District GO	5.000%	2/15/48	11,005	12,005
[14]	Katy Independent School District GO	3.000%	2/15/51	50	38
[14]	Katy Independent School District GO	4.000%	2/15/53	7,000	6,872
[14]	Keller TX Independent School District GO	4.000%	8/15/38	11,260	11,291
[14]	Keller TX Independent School District GO	4.000%	2/15/44	1,700	1,723
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	5,000	5,049
[14]	Keller TX Independent School District GO, Prere.	4.000%	2/15/25	1,000	1,010
[14]	Killeen Independent School District GO	3.000%	2/15/44	25	20
[14]	Klein Independent School District GO	4.000%	8/1/40	17,765	17,819
[14]	Klein Independent School District GO	4.000%	8/1/43	4,830	4,895

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Klein Independent School District GO	4.000%	2/1/45	6,410	6,344
	Lamar Consolidated Independent School District GO	4.000%	2/15/48	6,725	6,660
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/48	2,500	2,483
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/51	2,745	2,121
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/53	5,000	5,452
[14]	Lamar Consolidated Independent School District GO	3.000%	2/15/56	40	30
[14]	Lamar Consolidated Independent School District GO	5.000%	2/15/58	13,215	14,338
[4]	Lamar Consolidated Independent School District GO	5.500%	2/15/58	12,500	14,045
[14]	Lamar Consolidated Independent School District GO	4.000%	2/15/62	10,000	9,647
[14]	Laredo Independent School District GO	4.000%	8/1/28	1,640	1,647
[14]	Leander Independent School District GO	5.000%	8/15/38	450	457
[14]	Leander Independent School District GO	5.000%	8/15/39	1,650	1,672
[14]	Leander Independent School District GO	5.000%	8/15/40	11,575	11,725
[14]	Leander Independent School District GO	0.000%	8/16/42	1,655	740
[14]	Leander Independent School District GO	0.000%	8/16/44	5,000	2,035
[14]	Leander Independent School District GO	5.000%	2/15/48	3,000	3,301
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	25,000	9,474
[14]	Leander Independent School District GO, Prere.	0.000%	8/15/24	200	91
	Lewisville Independent School District GO	5.000%	8/15/25	25	26
[14]	Lewisville Independent School District GO	4.000%	8/15/26	550	557
[14]	Lewisville Independent School District GO	4.000%	8/15/27	3,765	3,817
	Lewisville Independent School District GO	5.000%	8/15/28	1,695	1,740
[9,14]	Lewisville Independent School District GO	5.000%	8/15/43	4,000	4,505
[9,14]	Lewisville Independent School District GO	5.000%	8/15/44	4,000	4,498
[14]	Liberty Hill Independent School District GO	4.000%	2/1/46	1,000	1,004
[14]	Liberty Hill Independent School District GO	4.375%	2/1/47	5,000	5,166
[14]	Liberty Hill Independent School District GO	5.000%	2/1/52	70	76
	Little Elm Town TX GO	2.000%	8/1/37	1,295	1,009
	Lone Star College System GO	5.000%	8/15/42	100	105
	Lone Star College System GO	2.375%	2/15/51	120	80
[14]	Longview Independent School District GO	4.000%	2/15/30	4,480	4,570
[4]	Lower Colorado River Authority Electric Power & Light Revenue	4.000%	5/15/40	7,990	8,110
	Lower Colorado River Authority Electric Power & Light Revenue PUT	5.000%	5/15/28	3,000	3,191
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/25	1,510	1,546
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/27	1,400	1,499
	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/29	205	208
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/30	3,000	3,403
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/31	3,100	3,562
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/33	1,515	1,785
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	4.000%	5/15/40	100	100
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/40	4,650	4,733

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/43	45	47
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/44	660	686
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/45	195	209
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/46	190	205
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/47	1,925	2,068
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/48	95	99
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/48	2,750	3,048
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/48	2,500	2,803
	Lower Colorado River Authority Intergovernmental Agreement Revenue	3.875%	5/15/49	5,035	4,500
	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.000%	5/15/51	180	190
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.250%	5/15/53	3,980	4,406
[4]	Lower Colorado River Authority Intergovernmental Agreement Revenue	5.500%	5/15/53	5,000	5,538
	Lubbock County TX GO	2.000%	2/15/35	2,310	1,919
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/46	13,145	13,034
	Lubbock TX Electric Light & Power System Electric Power & Light Revenue	4.000%	4/15/51	5,000	4,871
[14]	Mansfield Independent School District GO	4.000%	2/15/49	100	99
[14]	Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	3,916
	McLennan County TX GO	2.000%	6/1/39	880	641
[14]	Medina Valley Independent School District GO	4.000%	2/15/53	9,000	8,731
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects)	0.000%	9/15/33	25	17
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	5	3
	Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	0.000%	9/15/27	15	8
[14]	Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,378
[14]	Montgomery Independent School District GO	4.000%	2/15/47	235	235
[14]	Montgomery Independent School District GO	4.000%	2/15/48	2,200	2,199
[14]	Montgomery Independent School District GO	4.000%	2/15/53	2,800	2,739
[14]	Needville Independent School District GO	4.250%	8/15/53	2,825	2,864
[9]	New Braunfels TX Utility System Electric Power & Light Revenue	4.000%	7/1/55	2,500	2,389
[14]	New Caney Independent School District GO	2.000%	2/15/39	1,000	752
[14]	New Caney Independent School District GO	2.000%	2/15/40	1,430	1,052
[14]	New Caney Independent School District GO	5.000%	2/15/48	1,880	2,078
[14]	New Caney Independent School District GO	5.000%	2/15/53	2,500	2,736
	Newark Higher Education Finance Corp. College & University Revenue	4.000%	4/1/57	5,000	4,445
	North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	135	136
[14]	North East TX Independent School District GO	5.250%	2/1/27	590	632
[14]	North East TX Independent School District GO	5.250%	2/1/29	280	314
[14]	North East TX Independent School District GO, Prere.	5.000%	2/1/24	325	325
[3]	North Fort Bend Water Authority Water Revenue	5.000%	12/15/26	1,515	1,606

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
North Harris County Regional Water Authority Water Revenue	4.000%	12/15/41	10,000	10,032
North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	373
North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,179
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	5,889
North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/35	15	15
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,625	2,634
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,910	1,913
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	150	153
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,000	3,050
North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	3,735	3,798
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	3,804
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,050	3,167
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,000	1,038
North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	8,255	8,571
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	4,000	4,252
North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	11,505	12,252
North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,340	1,394
North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	350	362
North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	1,245	1,296
North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	14,635	15,867
North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,660	2,704
North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,310	2,402
North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	250	259
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	355	361
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,420	1,475
North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	415	431
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,045	2,123
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,010	1,046
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,500	1,725
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	5,900	6,755
North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,055	1,095
North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,780	1,807
North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	160	169
North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	300	304
North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	5	5
North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	11,730	11,896
North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,284
North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	5	5
North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,945	2,985
North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	4,434
North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	150	156
North Texas Tollway Authority Highway Revenue	5.000%	1/1/36	500	526
North Texas Tollway Authority Highway Revenue	5.000%	1/1/37	240	252
North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	15	15
North Texas Tollway Authority Highway Revenue	4.000%	1/1/38	10,655	10,693
North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	606
North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	15	16
North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	5	5
North Texas Tollway Authority Highway Revenue	5.250%	1/1/38	2,500	2,880
North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	660	663
North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	7,120	7,238
North Texas Tollway Authority Highway Revenue	4.125%	1/1/39	2,500	2,583
North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	9,635	9,912
North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	210	223

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	2,000	2,250
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/40	1,850	1,874
	North Texas Tollway Authority Highway Revenue	4.125%	1/1/40	1,250	1,280
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	2,250	2,512
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/41	105	106
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	15	15
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	21,390	22,491
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	9,950	10,310
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	1,375	1,373
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	995
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/46	160	128
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	6,440	6,728
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	15,315	15,770
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	1,075	1,121
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	1,100	1,100
	North Texas Tollway Authority Highway Revenue	3.000%	1/1/51	2,830	2,160
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	25,670	13,049
[10]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	12,015	12,346
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	1,940	1,998
	North Texas Tollway Authority Highway Revenue, Prere.	6.750%	9/1/31	2,500	3,171
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	8,100	7,143
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,370	1,170
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,700	2,235
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	6,180	4,936
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	119
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	20,605	15,270
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	6,005	4,285
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	137
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	10,550	6,889
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	3,345	2,076
[10]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	6,615	3,878
[14]	Northside Independent School District GO PUT	1.600%	8/1/24	1,665	1,650
[14]	Northside Independent School District GO PUT	0.700%	6/1/25	4,160	4,025
[14]	Northside Independent School District GO PUT	3.000%	8/1/26	3,850	3,815
[14]	Northside Independent School District GO PUT	2.000%	6/1/27	3,625	3,465
[14]	Northwest Independent School District GO	4.000%	2/15/48	1,785	1,786
[14]	Northwest Independent School District GO	5.000%	2/15/48	205	224
[14]	Northwest Independent School District GO	5.000%	2/15/48	2,685	2,931
[14]	Northwest Independent School District GO	5.000%	2/15/49	8,000	8,789
[14]	Pasadena Independent School District GO	5.000%	2/15/47	200	219
[14]	Pasadena Independent School District GO	4.000%	2/15/52	15	15
[14]	Pasadena Independent School District GO	4.250%	2/15/53	275	277
[14]	Pecos Barstow Toyah Independent School District GO, Prere.	4.000%	2/15/25	1,455	1,468

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	1,080	1,089
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/26	5,155	5,459
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	6,660	7,183
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	477
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	6,445	7,645
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/32	1,620	1,926
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	1,405	1,697
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/33	105	124
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/34	30	35
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/35	115	144
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/40	4,915	5,627
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,281
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,000	1,024
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	3,740	4,263
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/42	2,515	2,822
	Permanent University Fund - University of Texas System College & University Revenue	4.125%	7/1/52	2,000	2,003
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	4.000%	7/1/24	3,185	3,197
	Permanent University Fund - University of Texas System College & University Revenue, Prere.	5.000%	7/1/24	2,100	2,116
	Pflugerville Independent School District GO	5.000%	2/15/48	2,445	2,588
	Pflugerville TX GO	1.750%	8/1/34	1,190	940
	Pflugerville TX GO	4.000%	8/1/49	1,830	1,786
	Pflugerville TX GO	4.125%	8/1/53	3,505	3,428
	Plano Independent School District GO	5.000%	2/15/25	10,000	10,211
	Plano Independent School District GO	5.000%	2/15/38	30	34
	Plano Independent School District GO	3.625%	2/15/39	3,000	2,976
	Plano Independent School District GO	3.750%	2/15/40	3,000	2,982
	Plano Independent School District GO	5.000%	2/15/41	3,010	3,377
	Plano Independent School District GO	5.000%	2/15/42	2,000	2,235
	Plano Independent School District GO	5.000%	2/15/43	4,000	4,450
	Plano TX GO	2.000%	9/1/38	1,975	1,484
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/48	30	33
	Port Authority of Houston of Harris County Texas Port, Airport & Marina Revenue	5.000%	10/1/53	9,100	9,962
[14]	Prosper Independent School District GO	4.000%	2/15/48	405	403
[14]	Prosper Independent School District GO	5.000%	2/15/48	10,000	10,485
[14]	Prosper Independent School District GO	5.000%	2/15/49	40	42
[14]	Prosper Independent School District GO	2.250%	2/15/52	6,110	3,883
	Prosper TX GO	2.000%	2/15/35	2,035	1,695
[14]	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,424
[14]	Richardson Independent School District GO	5.000%	2/15/42	7,445	7,649
[14]	Rockwall Independent School District GO	5.250%	2/15/48	85	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[14]	Rockwall Independent School District GO	5.000%	2/15/52	1,000	1,073
[14]	Rockwall Independent School District GO	4.000%	2/15/53	14,500	14,162
[14]	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	1,120	1,142
[14]	Round Rock Independent School District GO	5.000%	8/1/30	585	654
[14]	Round Rock Independent School District GO	5.000%	8/1/31	1,625	1,814
[14]	Round Rock Independent School District GO	4.000%	8/1/32	1,240	1,311
[14]	Round Rock Independent School District GO	3.000%	8/1/33	370	367
[14]	Round Rock Independent School District GO	2.750%	8/1/34	100	94
[14]	Royse City TX Independent School District GO	5.000%	2/15/53	3,120	3,414
	Sabine-Neches Navigation District (Sabine-Neches Waterway Project) GO	4.625%	2/15/47	11,500	11,867
[9,14]	Salado Independent School GO	4.250%	2/15/54	5,000	5,021
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	4,770
	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,720	3,105
	San Antonio Education Facilities Corp. College & University Revenue	3.000%	4/1/54	3,585	2,324
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/34	7,500	8,690
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	5.000%	9/15/35	5,000	5,759
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/42	10,110	10,032
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	3,030	3,030
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	600	612
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	17,695	18,093
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	11,320	11,809
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	5,945	6,247
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/29	500	502
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	13,300	13,964
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	3.000%	2/1/30	1,860	1,869
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	460	483
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/31	3,095	3,218
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	270
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/34	40	45
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,040	1,157
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	535
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	2,033
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	3,930	4,286
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	2,971
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/41	3,105	3,543

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/42	3,000	3,401
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	4,250	4,619
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	110	110
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	80	80
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/46	12,000	12,864
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/46	3,170	3,540
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.000%	2/1/47	1,000	983
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,380	5,565
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	3,605	3,845
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	1.750%	12/1/25	1,315	1,265
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue PUT	3.650%	12/1/26	3,845	3,864
	San Antonio TX GO	3.000%	8/1/35	240	237
[14]	San Antonio TX Independent School District GO	5.000%	2/15/24	720	720
[14]	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,004
[14]	San Antonio TX Independent School District GO	5.000%	8/15/52	17,140	18,631
	San Antonio Water System Water Revenue	5.000%	5/15/33	585	617
	San Antonio Water System Water Revenue	5.000%	5/15/46	75	81
	San Antonio Water System Water Revenue	5.000%	5/15/48	2,995	3,128
	San Antonio Water System Water Revenue	5.250%	5/15/48	7,000	7,752
	San Antonio Water System Water Revenue	5.250%	5/15/52	11,260	12,276
	San Antonio Water System Water Revenue	5.250%	5/15/52	5,000	5,495
	San Antonio Water System Water Revenue PUT	2.625%	5/1/24	9,210	9,180
	San Jacinto Community College District GO	4.000%	2/15/41	2,150	2,155
	San Jacinto Community College District GO	4.000%	2/15/46	10	10
[14]	San Marcos Consolidated Independent School District GO	5.250%	8/15/47	3,000	3,400
[14]	Sanger Independent School District GO	4.000%	8/15/47	1,475	1,460
[14]	Sanger Independent School District GO	4.000%	8/15/52	2,030	1,957
[3]	Sheldon Independent School District GO	5.000%	2/15/29	1,675	1,854
[14]	Sherman TX Independent School District GO	5.000%	2/15/48	3,100	3,411
[14]	Sherman TX Independent School District GO	5.000%	2/15/53	2,500	2,724
[14]	Smith County Chapel Hill Independent School District GO	4.000%	2/15/53	1,500	1,455
	Smith County TX GO	5.000%	8/15/43	25	28
[14]	Socorro Independent School District GO	4.000%	8/15/44	1,425	1,423
[14]	Southwest Independent School District GO	4.000%	2/1/53	7,370	7,200
[14]	Spring Branch Independent School District GO	5.000%	2/1/25	4,150	4,234
	Spring Independent School District GO	4.000%	8/15/52	6,655	6,470
	Stephen F Austin State University College & University Revenue	4.000%	10/15/48	15,865	15,582
	Tarrant County College District GO	5.000%	8/15/40	7,250	8,182
	Tarrant County TX GO	4.000%	7/15/47	2,775	2,778
	Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	50	50
	Temple College GO	3.000%	7/1/46	1,955	1,549
	Temple TX GO	2.125%	8/1/39	1,720	1,279
	Texas A&M University College & University Revenue	5.000%	5/15/25	3,000	3,081

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas A&M University College & University Revenue	5.000%	5/15/26	3,675	3,858
	Texas A&M University College & University Revenue	5.000%	5/15/27	155	167
	Texas A&M University College & University Revenue	5.000%	5/15/28	180	193
	Texas A&M University College & University Revenue	3.000%	5/15/41	325	279
[14]	Texas City TX Independent School District GO	4.000%	8/15/53	4,900	4,794
	Texas GO	5.000%	4/1/24	1,055	1,058
	Texas GO	5.000%	10/1/24	1,020	1,023
	Texas GO	5.000%	10/1/24	18,255	18,500
	Texas GO	5.000%	10/1/24	320	324
	Texas GO	5.000%	4/1/25	1,720	1,725
	Texas GO	5.000%	10/1/25	985	998
	Texas GO	5.000%	10/1/25	800	829
	Texas GO	5.000%	4/1/26	2,435	2,440
	Texas GO	5.000%	10/1/26	460	465
	Texas GO	5.000%	10/1/26	1,020	1,054
	Texas GO	5.000%	10/1/27	360	364
	Texas GO	5.000%	10/1/27	2,770	2,862
	Texas GO	5.000%	10/1/27	1,355	1,358
	Texas GO	3.200%	10/1/28	7,450	7,452
	Texas GO	5.000%	10/1/28	3,355	3,468
	Texas GO	5.000%	10/1/28	1,350	1,364
	Texas GO	5.000%	10/1/29	5,465	5,877
	Texas GO	5.000%	10/1/29	1,060	1,095
	Texas GO	5.000%	10/1/30	210	226
	Texas GO	5.000%	10/1/30	100	107
	Texas GO	4.000%	10/1/31	425	425
	Texas GO	5.000%	10/1/31	520	558
	Texas GO	5.000%	10/1/31	10,390	10,721
	Texas GO	5.000%	10/1/31	20	21
	Texas GO	2.250%	8/1/32	1,000	897
	Texas GO	5.000%	10/1/32	6,095	6,535
	Texas GO	5.000%	10/1/32	19,500	20,102
	Texas GO	5.000%	10/1/32	55	59
	Texas GO	5.000%	10/1/32	50	52
	Texas GO	2.250%	8/1/33	1,000	887
	Texas GO	5.000%	10/1/33	5,965	6,387
	Texas GO	5.000%	10/1/33	75	80
	Texas GO	5.000%	10/1/34	1,540	1,645
	Texas GO	5.000%	10/1/34	105	112
	Texas GO	2.000%	8/1/35	2,000	1,655
	Texas GO	5.000%	10/1/35	9,270	9,519
	Texas GO	5.000%	10/1/35	5,000	5,330
	Texas GO	2.000%	8/1/36	3,000	2,408
	Texas GO	4.000%	10/1/36	20	20
	Texas GO	5.000%	10/1/36	6,970	7,143
	Texas GO	5.000%	5/15/40	1,595	1,618
	Texas GO	5.000%	8/1/41	3,000	3,046
	Texas GO	5.000%	4/1/43	1,320	1,356
	Texas GO	5.000%	4/1/46	235	241
	Texas GO, Prere.	4.000%	4/1/24	1,000	1,001
	Texas GO, Prere.	5.000%	4/1/24	640	642
	Texas GO, Prere.	5.000%	4/1/24	455	456
	Texas GO, Prere.	5.000%	4/1/24	2,550	2,558
	Texas GO, Prere.	5.000%	4/1/24	1,460	1,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas GO, Prere.	5.000%	4/1/24	4,565	4,578
	Texas GO, Prere.	5.000%	4/1/24	1,300	1,304
	Texas GO, Prere.	5.000%	4/1/24	665	667
	Texas GO, Prere.	5.000%	4/1/24	590	592
	Texas GO, Prere.	5.000%	4/1/24	750	752
	Texas GO, Prere.	5.000%	4/1/24	19,500	19,556
	Texas GO, Prere.	5.000%	4/1/24	3,125	3,134
	Texas GO, Prere.	5.000%	10/1/24	3,815	3,861
	Texas GO, Prere.	5.000%	10/1/24	45,635	46,186
	Texas GO, Prere.	5.000%	10/1/24	5,700	5,769
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/35	1,015	960
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	2.000%	9/1/37	2,100	1,603
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/39	3,705	3,220
[4]	Texas Municipal Power Agency Electric Power & Light Revenue	3.000%	9/1/46	2,595	1,995
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,750	2,807
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	4,591
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/31	30	32
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	3,572
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/32	50	54
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,034
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	265	285
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,012
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/35	4,770	5,105
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,011
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/36	60	64
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	1,008
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,058
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	1,007
[4]	Texas State Technical College & University Revenue	5.500%	8/1/42	3,565	4,036
	Texas State University System College & University Revenue	5.000%	3/15/27	1,715	1,834
	Texas State University System College & University Revenue	5.000%	3/15/28	3,140	3,356
	Texas State University System College & University Revenue	5.000%	3/15/29	600	642
	Texas State University System College & University Revenue	5.000%	3/15/31	40	43
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/46	1,000	334
	Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/47	2,000	633

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/48	1,000	300
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/49	5,750	1,638
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/50	2,085	561
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/51	5,195	1,316
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/52	5,000	1,198
Texas Transportation Commission State Highway 249 System Highway Revenue	0.000%	8/1/53	500	113
Texas Transportation Commission State Highway 249 System Highway Revenue	5.000%	8/1/57	2,500	2,541
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	269
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	345
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	5,370	5,388
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	18,165	18,806
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,485	3,608
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	2,140	2,265
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	7,945	8,408
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,045
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	5,015	5,029
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	5,380	5,395
Texas Water Development Board Water Revenue	5.000%	4/15/24	275	276
Texas Water Development Board Water Revenue	5.000%	4/15/25	265	272
Texas Water Development Board Water Revenue	5.000%	4/15/26	1,150	1,203
Texas Water Development Board Water Revenue	5.000%	4/15/29	155	167
Texas Water Development Board Water Revenue	5.000%	10/15/29	13,930	14,392
Texas Water Development Board Water Revenue	5.000%	4/15/30	630	695
Texas Water Development Board Water Revenue	5.000%	4/15/30	115	125
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,069
Texas Water Development Board Water Revenue	5.000%	4/15/31	3,240	3,573
Texas Water Development Board Water Revenue	5.000%	10/15/31	5,765	5,947
Texas Water Development Board Water Revenue	5.000%	10/15/31	3,135	3,389
Texas Water Development Board Water Revenue	4.000%	10/15/32	370	385
Texas Water Development Board Water Revenue	4.000%	10/15/32	1,715	1,732
Texas Water Development Board Water Revenue	5.000%	10/15/32	9,055	9,972
Texas Water Development Board Water Revenue	3.000%	10/15/33	45	44
Texas Water Development Board Water Revenue	4.000%	10/15/33	2,225	2,326
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,030	1,069
Texas Water Development Board Water Revenue	4.000%	10/15/34	4,900	5,073
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,063
Texas Water Development Board Water Revenue	4.000%	10/15/34	2,350	2,453
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,610	1,624
Texas Water Development Board Water Revenue	3.000%	10/15/35	120	115
Texas Water Development Board Water Revenue	4.000%	10/15/35	440	454
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,235	4,404
Texas Water Development Board Water Revenue	4.000%	10/15/35	220	228
Texas Water Development Board Water Revenue	4.000%	10/15/36	385	395

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Water Development Board Water Revenue	4.450%	10/15/36	25	28
	Texas Water Development Board Water Revenue	4.000%	10/15/37	200	206
	Texas Water Development Board Water Revenue	4.000%	10/15/37	285	291
	Texas Water Development Board Water Revenue	5.000%	10/15/37	25	29
	Texas Water Development Board Water Revenue	4.000%	4/15/38	2,685	2,738
	Texas Water Development Board Water Revenue	4.000%	10/15/38	80	82
	Texas Water Development Board Water Revenue	5.000%	10/15/38	3,990	4,338
	Texas Water Development Board Water Revenue	2.500%	10/15/39	3,000	2,414
	Texas Water Development Board Water Revenue	3.000%	10/15/39	225	200
	Texas Water Development Board Water Revenue	3.000%	10/15/39	670	597
	Texas Water Development Board Water Revenue	4.600%	10/15/39	1,500	1,650
	Texas Water Development Board Water Revenue	3.000%	10/15/40	2,170	1,884
	Texas Water Development Board Water Revenue	4.000%	10/15/40	1,440	1,442
	Texas Water Development Board Water Revenue	4.650%	10/15/40	1,000	1,087
	Texas Water Development Board Water Revenue	4.650%	10/15/40	11,500	12,594
	Texas Water Development Board Water Revenue	5.000%	8/1/41	100	113
	Texas Water Development Board Water Revenue	4.000%	10/15/41	1,815	1,826
	Texas Water Development Board Water Revenue	4.700%	10/15/41	4,595	4,985
	Texas Water Development Board Water Revenue	4.700%	10/15/41	1,500	1,640
	Texas Water Development Board Water Revenue	4.000%	10/15/43	18,810	18,905
	Texas Water Development Board Water Revenue	4.750%	10/15/43	3,450	3,751
	Texas Water Development Board Water Revenue	5.000%	10/15/43	440	468
	Texas Water Development Board Water Revenue	4.000%	10/15/44	14,895	14,963
	Texas Water Development Board Water Revenue	4.000%	10/15/45	10,000	10,032
	Texas Water Development Board Water Revenue	4.000%	10/15/45	315	309
	Texas Water Development Board Water Revenue	5.000%	10/15/45	6,855	6,991
	Texas Water Development Board Water Revenue	5.000%	10/15/46	75	78
	Texas Water Development Board Water Revenue	5.000%	10/15/47	3,830	4,227
	Texas Water Development Board Water Revenue	4.000%	4/15/48	1,635	1,615
	Texas Water Development Board Water Revenue	4.875%	10/15/48	7,500	8,090
	Texas Water Development Board Water Revenue	5.000%	4/15/49	6,750	7,134
	Texas Water Development Board Water Revenue	4.000%	10/15/49	14,275	14,060
	Texas Water Development Board Water Revenue	4.000%	10/15/50	50	47
	Texas Water Development Board Water Revenue	4.000%	4/15/51	10,550	10,294
	Texas Water Development Board Water Revenue	4.000%	10/15/51	14,585	14,228
	Texas Water Development Board Water Revenue	5.250%	10/15/51	5,500	6,168
	Texas Water Development Board Water Revenue	4.000%	10/15/52	10	10
	Texas Water Development Board Water Revenue	4.800%	10/15/52	8,095	8,572
	Texas Water Development Board Water Revenue	5.000%	10/15/57	5,965	6,474
	Texas Water Development Board Water Revenue	5.000%	10/15/58	13,805	15,084
[14]	Tomball Independent School District GO	5.000%	2/15/48	4,955	5,452
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/31	385	383
	Trinity River Authority Central Regional Wastewater System Sewer Revenue	3.000%	8/1/32	130	128
	Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	3,145	3,376
	University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,449
	University of Houston College & University Revenue	5.000%	2/15/36	25	26
	University of Houston College & University Revenue	5.000%	2/15/37	120	124
	University of Houston College & University Revenue	5.000%	2/15/42	25	28
	University of North Texas System College & University Revenue	5.000%	4/15/47	6,945	7,242
	University of Texas System Regents College & University Revenue	5.000%	8/15/24	3,490	3,525

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System Regents College & University Revenue	5.000%	8/15/24	1,120	1,131
	University of Texas System Regents College & University Revenue	5.000%	8/15/25	1,270	1,311
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	3,340	3,525
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	3,250	3,430
	University of Texas System Regents College & University Revenue	5.000%	8/15/26	1,515	1,599
	University of Texas System Regents College & University Revenue	5.000%	8/15/27	1,510	1,631
	University of Texas System Regents College & University Revenue	5.000%	8/15/30	970	1,120
	University of Texas System Regents College & University Revenue	5.000%	8/15/31	16,380	19,222
	University of Texas System Regents College & University Revenue	5.000%	8/15/32	2,760	3,096
	University of Texas System Regents College & University Revenue	5.000%	8/15/32	910	1,084
	University of Texas System Regents College & University Revenue	5.000%	8/15/33	4,435	5,248
	University of Texas System Regents College & University Revenue	5.000%	8/15/34	15,060	16,879
	University of Texas System Regents College & University Revenue	5.000%	8/15/34	3,235	3,823
	University of Texas System Regents College & University Revenue	4.000%	8/15/35	4,805	5,084
	University of Texas System Regents College & University Revenue	5.000%	8/15/40	6,125	7,456
	University of Texas System Regents College & University Revenue	5.000%	8/15/44	700	704
	University of Texas System Regents College & University Revenue	2.250%	8/15/46	1,070	737
	University of Texas System Regents College & University Revenue	5.000%	8/15/47	1,250	1,520
	University of Texas System Regents College & University Revenue	3.500%	8/15/50	11,610	10,334
	University of Texas System Regents College & University Revenue	5.000%	8/15/50	6,900	8,404
[3]	Van Alstyne TX GO	2.000%	2/15/36	720	586
[14]	Venus Independent School District GO	3.000%	8/15/41	1,535	1,311
[14]	Waco Independent School District GO	4.125%	8/15/53	1,625	1,626
[14]	Waller Consolidated Independent School District GO	3.000%	2/15/39	2,000	1,826
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/44	2,000	2,018
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/48	3,000	2,989
[14]	Waller Consolidated Independent School District GO	4.000%	2/15/53	4,000	3,914
[14]	Waxahachie Independent School District GO	5.000%	2/15/48	3,000	3,313
[14]	Waxahachie Independent School District GO	4.250%	2/15/53	2,250	2,268
	Webster TX GO	2.000%	3/1/38	975	728
	Webster TX GO	2.000%	3/1/39	995	725
[3]	West Harris County Regional Water Authority Water Revenue	3.500%	12/15/46	10,165	8,809
	West Harris County Regional Water Authority Water Revenue	3.000%	12/15/58	120	85
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/45	1,465	1,400
	Williamson County TX GO	4.000%	2/15/28	18,440	19,329
	Williamson County TX GO	1.500%	4/1/32	2,040	1,699
	Williamson County TX GO	1.500%	4/1/33	2,070	1,684
	Williamson TX GO	2.375%	2/15/37	3,790	3,178
[9,14]	Wylie Taylor County Independent School District GO	4.250%	2/15/54	4,100	4,068
[14]	Ysleta Independent School District GO	5.000%	8/15/47	6,000	6,158
[14]	Ysleta Independent School District GO	4.000%	8/15/50	110	108
[14]	Ysleta Independent School District GO	4.250%	8/15/56	13,295	13,352
[14]	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	8,250	8,511
					3,319,017
Utah (0.6%)
	Canyons School District (Utah School Board Guaranty Program) GO	2.650%	6/15/31	2,565	2,476
	Canyons School District (Utah School Board Guaranty Program) GO	2.750%	6/15/32	2,650	2,574
	Canyons School District (Utah School Board Guaranty Program) GO	2.900%	6/15/33	2,725	2,693
	Canyons School District (Utah School Board Guaranty Program) GO	2.950%	6/15/34	2,800	2,697
	Canyons School District (Utah School Board Guaranty Program) GO	3.000%	6/15/35	2,890	2,817
	Central Valley Water Reclamation Facility Sewer Revenue	4.000%	3/1/47	10,000	10,000
	Davis School District GO	5.000%	6/1/24	55	55
	Davis School District GO (Utah School Board Guaranty Program)	2.600%	6/1/31	3,900	3,714
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/28	110	121
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	2,985	3,360
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/29	75	84
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	35	40
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/30	625	718
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	240	281
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/31	40	47
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	45	53
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/32	120	143
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	15	17
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/33	85	101
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	55	64
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/34	70	83
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	15	17
	Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/35	75	88

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	230	262
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/37	1,220	1,409
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	115	130
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/38	1,345	1,539
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	2,000	2,273
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/39	215	243
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	185	208
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/40	2,230	2,521
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	625	698
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/41	7,170	8,067
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	885	984
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/42	4,605	5,147
Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/43	3,275	3,717
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/44	2,325	2,577
Intermountain Power Agency Electric Power & Light Revenue	5.000%	7/1/45	480	532
Intermountain Power Agency Electric Power & Light Revenue	5.250%	7/1/45	10	11
Jordan School District GO	4.000%	6/15/29	2,450	2,482
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	156
Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/47	1,550	1,604
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	917
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,298
Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,015
Salt Lake City UT Public Utilities Water Revenue	4.375%	2/1/52	15	15
Salt Lake City UT Public Utilities Water Revenue	5.000%	2/1/52	10,000	10,947
Salt Lake County UT GO	2.700%	12/15/31	1,635	1,567
Salt Lake County UT GO	2.800%	12/15/32	1,185	1,137
Unified Fire Service Area Lease (Appropriation) Revenue	2.000%	4/1/37	1,975	1,573
University of Utah College & University Revenue	5.000%	8/1/25	1,125	1,161
University of Utah College & University Revenue	4.000%	8/1/33	425	440
University of Utah College & University Revenue	5.250%	8/1/48	1,505	1,707
University of Utah College & University Revenue	5.250%	8/1/53	85	95
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/37	115	132
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/38	30	34
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/40	80	90
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/42	6,855	7,650
University of Utah Local or Guaranteed Housing Revenue	5.000%	8/1/46	135	148

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Utah Local or Guaranteed Housing Revenue	4.000%	8/1/51	10,000	9,926
	Utah GO	5.000%	7/1/24	6,050	6,098
	Utah GO	5.000%	7/1/25	2,340	2,409
	Utah GO	5.000%	7/1/26	6,970	7,345
	Utah GO	5.000%	7/1/26	6,610	6,966
	Utah GO	5.000%	7/1/28	3,915	4,320
	Utah GO	5.000%	7/1/29	175	196
	Utah GO	5.000%	7/1/30	840	939
	Utah GO	5.000%	7/1/31	10	11
	Utah GO	5.000%	7/1/32	70	78
	Utah GO	3.000%	7/1/33	8,650	8,465
	Utah GO	3.000%	7/1/34	3,450	3,332
	Utah GO, Prere.	3.500%	1/1/25	21,970	22,055
[4]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,382
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	745
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	4.375%	6/1/40	6,010	6,239
	Utah Telecommunication Open Infrastructure Agency Sales Tax Revenue	5.500%	6/1/40	30	34
	Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	416
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	4,915	4,949
	Utah Transit Authority Sales Tax Revenue	5.000%	6/15/25	220	226
	Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	7,490	7,649
	Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	8,865	6,460
	Utah Transit Authority Sales Tax Revenue	4.000%	6/15/33	1,195	1,212
	Utah Transit Authority Sales Tax Revenue	4.000%	6/15/34	40	41
	Utah Transit Authority Sales Tax Revenue	4.000%	6/15/35	10	10
	Utah Transit Authority Sales Tax Revenue	4.000%	6/15/36	335	340
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	8,350	8,582
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,705	2,780
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	185	190
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	185
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,800	2,878
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	6,850	7,041
	Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	50	51
	Weber School District GO	2.125%	6/15/32	1,670	1,510
					221,789
Vermont (0.1%)
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	14,140	14,158
	University of Vermont and State Agricultural College Miscellaneous Revenue	4.125%	10/1/45	10,460	10,330
	Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	182
					24,670
Virginia (1.2%)
	Alexandria VA GO	3.000%	7/15/46	25	20
	Arlington County VA GO	2.500%	8/15/29	2,040	1,982
[4]	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/41	1,460	1,506
	Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	9,305	9,327
	Commonwealth of Virginia GO	5.000%	6/1/27	180	185
	Fairfax County VA GO	4.000%	10/1/26	290	298

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fairfax County VA GO	4.000%	10/1/27	2,690	2,759
	Fairfax County VA GO	4.000%	10/1/28	30	31
[9]	Fairfax County VA GO	4.000%	10/1/42	10,000	10,318
	Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	505
	Fairfax County VA Sewer Revenue	4.000%	7/15/51	2,500	2,510
	Hampton Roads Sanitation District Sewer Revenue, Prere.	5.000%	8/1/26	125	132
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.000%	7/1/27	3,000	3,229
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/50	10,000	9,915
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	4.000%	7/1/57	9,500	9,216
	Hampton Roads Transportation Accountability Commission Appropriations Revenue	5.250%	7/1/60	825	889
	Hampton Roads Transportation Accountability Commission Appropriations Revenue BAN, ETM	5.000%	7/1/26	2,930	3,070
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/42	19,525	20,645
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,190	2,289
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	740	810
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.000%	1/1/28	2,110	2,309
	Hampton Roads Transportation Accountability Commission Sales Tax Revenue, Prere.	5.500%	1/1/28	3,375	3,756
	Loudoun County Economic Development Authority Lease (Appropriation) Revenue	3.000%	12/1/36	3,500	3,282
	Loudoun County VA GO	2.000%	12/1/34	1,000	851
	Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/47	1,500	1,650
	Northern Virginia Transportation Commission Transit Revenue	5.000%	6/1/52	2,500	2,723
	Richmond VA GO	3.375%	3/1/41	1,450	1,343
	Richmond VA Public Utility Water Revenue	5.000%	1/15/31	40	42
	Richmond VA Public Utility Water Revenue	4.000%	1/15/37	7,225	7,343
	Richmond VA Public Utility Water Revenue Prere.	5.000%	1/15/26	140	146
	Richmond VA Public Utility Water Revenue Prere.	5.000%	1/15/26	140	146
	Richmond VA Public Utility Water Revenue Prere.	5.000%	1/15/26	85	88
	University of Virginia College & University Revenue	5.000%	4/1/38	75	80
	University of Virginia College & University Revenue	5.000%	4/1/42	20	21
	University of Virginia College & University Revenue	5.000%	4/1/44	5,135	5,405
	University of Virginia College & University Revenue	3.570%	4/1/45	6,000	5,598
	University of Virginia College & University Revenue	2.180%	11/1/51	10,250	6,334
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/35	2,000	1,949
	Virginia Beach Development Authority Intergovernmental Agreement Revenue	3.000%	4/15/36	1,725	1,638
	Virginia College Building Authority Appropriations Revenue	5.000%	2/1/25	320	326
	Virginia College Building Authority Appropriations Revenue	3.000%	2/1/27	30	30
	Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,324

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/33	550	538
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/33	45	46
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/34	4,105	4,330
Virginia College Building Authority Appropriations Revenue	4.000%	8/1/34	1,130	1,222
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/35	7,900	7,509
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	4,761
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	3,085	2,803
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/39	400	357
Virginia College Building Authority Appropriations Revenue (21 St Century College & Equipment Program)	5.000%	2/1/28	140	153
Virginia College Building Authority Appropriations Revenue (21 St Century College & Equipment Program)	5.000%	2/1/30	660	738
Virginia College Building Authority Appropriations Revenue (21 St Century College & Equipment Program)	3.000%	2/1/32	170	168
Virginia College Building Authority Appropriations Revenue (21 St Century College & Equipment Program)	5.000%	2/1/35	5	6
Virginia College Building Authority Appropriations Revenue (21 St Century College & Equipment Program)	5.000%	2/1/37	45	51
Virginia College Building Authority Appropriations Revenue (21 St Century College & Equipment Program)	5.000%	2/1/38	45	51
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	300	306
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	705	719
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/25	3,040	3,101
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	255	267
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	1,075	1,125
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/26	3,000	3,140
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	530	566
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/27	3,715	3,970
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	235	257

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	5,750	6,281
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	3,000	3,277
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/28	25	27
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	2,310	2,528
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	435	486
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	3,000	3,354
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/29	25	28
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	1,500	1,641
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	750	796
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	3,150	3,596
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/30	210	240
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	200	212
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	1,575	1,722
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/31	3,000	3,487
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/32	3,270	3,865
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/33	3,315	3,985
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/34	40	41
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,000	3,592
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/34	3,025	3,622
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	3.000%	2/1/35	880	852
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	1,550	1,845

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/35	3,000	3,592
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/36	2,000	2,052
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/36	1,535	1,800
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/37	1,280	1,498
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/38	1,000	1,161
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/39	15	17
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/40	1,220	1,398
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/41	1,765	1,992
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/41	11,265	12,761
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.000%	2/1/42	3,615	4,017
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	5.250%	2/1/42	5,000	5,712
Virginia College Building Authority Appropriations Revenue (21st Century College & Equipment Programs)	4.000%	2/1/43	1,955	1,996
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	6,360	6,483
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	30	31
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	150	153
Virginia College Building Authority College & University Revenue	3.000%	9/1/26	5	5
Virginia College Building Authority College & University Revenue	5.000%	9/1/27	330	348
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	3,422
Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	4,183
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	5,702
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/24	20	20
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/26	20	21
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	5.000%	2/1/27	195	208

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/36	8,545	8,147
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/38	2,000	1,810
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/39	1,250	1,110
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College & Equipment Program)	3.000%	2/1/40	100	88
Virginia College Building Authority Lease (Appropriation) Revenue (21st Century College and Equipment Project)	5.000%	2/1/25	4,055	4,136
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/24	5,030	5,058
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,460	1,500
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/26	2,590	2,722
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,385	2,566
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	434
Virginia Commonwealth Transportation Board Appropriations Revenue	3.000%	5/15/29	4,200	4,168
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	8,670	9,403
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/30	1,000	1,084
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	701
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,622
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	280
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	258
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/42	3,485	3,514
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.000%	5/15/36	9,395	8,844
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	3,491
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/34	16,995	18,658
Virginia Commonwealth Transportation Board Appropriations Revenue (Transportation Capital Project)	4.000%	5/15/36	3,100	3,353
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,522
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/30	6,265	6,556
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	5,305	5,372
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/25	3,735	3,825
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/25	20	21

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/26	15	16
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/26	30	32
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	3/15/27	225	241
	Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/27	50	54
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	90	91
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	185	186
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	3,800	3,923
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	5,300	5,471
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/26	4,750	4,777
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/26	3,345	3,535
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,230	2,413
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/28	170	184
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/31	495	582
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/32	165	193
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/33	240	281
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/35	15	16
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/36	245	261
	Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/37	175	203
	Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/42	4,000	4,114
	Virginia Public Building Authority Appropriations Revenue (21 St Century College & Equipment Revenue)	5.000%	2/1/29	80	89
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/25	1,830	1,889
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/26	5,980	6,154
	Virginia Public School Authority Intergovernmental Agreement Revenue	5.000%	8/1/28	1,475	1,520
	Virginia Public School Authority Intergovernmental Agreement Revenue	4.000%	8/1/40	5,950	6,172
	Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	1,701
	Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,582
	Virginia Resources Authority Miscellaneous Revenue	4.000%	11/1/41	20	20
	Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	440	441
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.000%	7/1/48	1,000	974
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	5.250%	7/1/53	1,500	1,660

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.125%	7/1/58	1,000	983
[4]	Williamsburg Economic Development Authority Local or Guaranteed Housing Revenue (William & Mary Project)	4.375%	7/1/63	3,000	3,011
					420,265
Washington (2.7%)
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	8,025	8,329
	Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	3,055	3,632
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/27	500	544
[7]	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.750%	2/1/28	10	10
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/28	90	100
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	2,000	2,274
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	1,195	1,385
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	75	88
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	1,090	1,281
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/33	800	940
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/34	180	211
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	3.000%	11/1/36	3,600	3,419
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	270	311
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/43	160	177
	Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/46	5,000	5,015
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	4.000%	11/1/25	1,330	1,356
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,500	4,665
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	6,380	6,614
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,310	1,358
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,125	1,166
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	1,605	1,664
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	420	435
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	19,510	20,224
	Central Puget Sound Regional Transit Authority Sales Tax Revenue, Prere.	5.000%	11/1/25	4,730	4,903
[7]	Chelan County Public Utility District No. 1 Electric Power & Light Revenue	0.000%	6/1/29	160	136
	Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	15,475	15,949

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	9,490	9,547
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/32	2,000	2,012
Energy Northwest Electric Power & Light Revenue (Subordinate Project)	5.000%	7/1/28	120	123
Energy Northwest Nuclear Revenue	5.000%	7/1/24	1,905	1,921
Energy Northwest Nuclear Revenue	5.000%	7/1/25	855	881
Energy Northwest Nuclear Revenue	5.000%	7/1/26	2,780	2,930
Energy Northwest Nuclear Revenue	5.000%	7/1/26	4,900	5,039
Energy Northwest Nuclear Revenue	5.000%	7/1/27	19,690	20,730
Energy Northwest Nuclear Revenue	5.000%	7/1/28	1,120	1,179
Energy Northwest Nuclear Revenue	5.000%	7/1/29	2,335	2,509
Energy Northwest Nuclear Revenue	4.000%	7/1/30	5,000	5,404
Energy Northwest Nuclear Revenue	5.000%	7/1/30	5,075	5,583
Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,905	4,291
Energy Northwest Nuclear Revenue	5.000%	7/1/32	10	12
Energy Northwest Nuclear Revenue	5.000%	7/1/32	1,025	1,126
Energy Northwest Nuclear Revenue	5.000%	7/1/32	335	368
Energy Northwest Nuclear Revenue	5.000%	7/1/32	40	41
Energy Northwest Nuclear Revenue	5.000%	7/1/33	590	632
Energy Northwest Nuclear Revenue	5.000%	7/1/33	160	190
Energy Northwest Nuclear Revenue	5.000%	7/1/33	75	82
Energy Northwest Nuclear Revenue	5.000%	7/1/33	760	832
Energy Northwest Nuclear Revenue	5.000%	7/1/34	405	443
Energy Northwest Nuclear Revenue	5.000%	7/1/34	1,375	1,505
Energy Northwest Nuclear Revenue	5.000%	7/1/34	75	90
Energy Northwest Nuclear Revenue	5.000%	7/1/35	3,295	3,928
Energy Northwest Nuclear Revenue	5.000%	7/1/35	100	111
Energy Northwest Nuclear Revenue	5.000%	7/1/36	7,215	7,972
Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,880	2,224
Energy Northwest Nuclear Revenue	5.000%	7/1/36	270	305
Energy Northwest Nuclear Revenue	5.000%	7/1/37	145	167
Energy Northwest Nuclear Revenue	5.000%	7/1/37	2,110	2,473
Energy Northwest Nuclear Revenue	5.000%	7/1/37	25	27
Energy Northwest Nuclear Revenue	5.000%	7/1/38	55	60
Energy Northwest Nuclear Revenue	5.000%	7/1/38	3,160	3,661
Energy Northwest Nuclear Revenue	5.000%	7/1/39	3,205	3,542
Energy Northwest Nuclear Revenue	5.000%	7/1/39	5,025	5,800
Energy Northwest Nuclear Revenue	5.000%	7/1/41	680	751
Energy Northwest Nuclear Revenue (Electric 3 Revenue Project)	5.000%	7/1/33	1,115	1,343
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/27	130	140
Energy Northwest Nuclear Revenue (Project No. 1 Electric Revenue)	5.000%	7/1/34	4,000	4,789
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	855	861
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,460	2,592
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,200	2,214
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	665	701
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	4,000	4,215
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,515

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,875	2,023
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,465	2,652
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	5,670	6,252
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/36	165	192
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/40	13,885	15,408
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	3,080	3,174
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	6,015	6,190
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/27	350	378
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/28	105	116
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	13,055	13,455
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	211
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	505	543
Franklin County School District No. 1 Pasco GO	4.000%	12/1/28	1,400	1,489
King & Snohomish Counties School District No. 417 Northshore GO	5.000%	12/1/39	50	57
King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,083
King County School District No. 210 Federal Way GO	3.000%	12/1/39	130	117
King County School District No. 403 Renton GO	4.000%	12/1/39	1,480	1,525
King County School District No. 403 Renton GO	4.000%	12/1/40	1,750	1,791
King County School District No. 403 Renton GO	4.000%	12/1/41	1,955	1,982
King County School District No. 411 Issaquah GO	3.000%	12/1/30	450	451
King County School District No. 411 Issaquah GO	4.000%	12/1/31	7,435	7,597
King County School District No. 411 Issaquah GO	5.000%	12/1/32	315	331
King County School District No. 414 Lake Washington GO	4.000%	12/1/27	495	518
King County School District No. 414 Lake Washington GO	4.000%	12/1/28	185	196
King County School District No. 414 Lake Washington GO	4.000%	12/1/29	135	145
King County WA GO	4.000%	1/1/26	70	72
King County WA GO	5.000%	1/1/30	70	80
King County WA GO	4.000%	7/1/30	5,740	5,968
King County WA GO	5.000%	1/1/32	2,910	3,387
King County WA Sewer Revenue	4.000%	7/1/33	415	425
King County WA Sewer Revenue	4.000%	7/1/35	30	30
King County WA Sewer Revenue	4.000%	7/1/40	500	498
King County WA Sewer Revenue	4.000%	7/1/41	10,000	9,919
King County WA Sewer Revenue	4.000%	7/1/45	15	15
King County WA Sewer Revenue PUT	0.875%	1/1/26	20,740	19,233
King County WA Sewer Revenue, Prere.	5.000%	1/1/25	7,615	7,749
King County WA Sewer Revenue, Prere.	5.000%	1/1/25	9,050	9,209
Pierce & King Counties WA School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,606
Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,221

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,855	2,960
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	700
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	7,000	7,993
	Port of Tacoma WA GO	5.000%	12/1/27	2,165	2,298
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	5/1/44	5	5
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	801
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/24	55	55
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/31	35	41
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	4/1/43	4,025	4,306
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	7/1/43	2,335	2,361
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/44	370	370
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	5/1/45	420	415
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	1/1/46	2,195	2,207
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	7/1/47	95	104
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	2,210	2,214
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/48	3,000	3,275
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	3/1/53	3,000	3,243
	Snohomish County WA GO	2.000%	12/1/31	5,565	4,941
	Spokane County School District No. 81 Spokane GO	5.000%	12/1/36	45	50
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/37	355	370
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/38	210	217
	Spokane County School District No. 81 Spokane GO	4.000%	12/1/39	545	559
	Spokane WA GO	4.000%	12/1/31	1,475	1,551
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,378
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	15,945	15,945
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/46	195	212
[9]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/49	2,000	2,190
[9]	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/54	2,000	2,178
	University of Washington College & University Revenue	4.000%	6/1/37	10	10
	University of Washington College & University Revenue	4.000%	12/1/41	5,015	5,020
	University of Washington College & University Revenue	3.125%	7/1/42	3,065	2,665
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,047

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Washington College & University Revenue	3.250%	7/1/43	115	101
University of Washington College & University Revenue PUT	4.000%	8/1/27	3,700	3,803
Washington Appropriations Revenue (Garvee-SR 520 Corridor Project)	5.000%	9/1/24	6,295	6,363
Washington Economic Development Finance Authority College & University Revenue	4.000%	6/1/38	6,395	6,397
Washington GO	5.000%	6/1/24	100	101
Washington GO	5.000%	7/1/24	4,105	4,138
Washington GO	5.000%	7/1/24	635	640
Washington GO	5.000%	7/1/24	145	146
Washington GO	5.000%	7/1/24	10,665	10,750
Washington GO	5.000%	7/1/24	80	81
Washington GO	5.000%	7/1/24	50	50
Washington GO	5.000%	8/1/24	945	954
Washington GO	5.000%	8/1/24	1,245	1,257
Washington GO	5.000%	7/1/25	295	300
Washington GO	5.000%	7/1/25	535	551
Washington GO	5.000%	7/1/25	2,450	2,522
Washington GO	5.000%	7/1/25	2,380	2,449
Washington GO	5.000%	7/1/25	2,200	2,218
Washington GO	5.000%	7/1/25	10,680	10,992
Washington GO	5.000%	8/1/25	2,845	2,934
Washington GO	5.000%	8/1/25	3,200	3,300
Washington GO	4.000%	7/1/26	2,735	2,745
Washington GO	4.000%	7/1/26	20,620	21,227
Washington GO	5.000%	7/1/26	330	343
Washington GO	5.000%	7/1/26	7,655	8,067
Washington GO	5.000%	8/1/26	14,650	15,470
Washington GO	5.000%	2/1/27	10,000	10,689
Washington GO	4.000%	7/1/27	3,130	3,266
Washington GO	4.000%	7/1/27	30	31
Washington GO	5.000%	7/1/27	475	484
Washington GO	5.000%	7/1/27	20	20
Washington GO	5.000%	7/1/27	2,005	2,042
Washington GO	5.000%	7/1/27	155	167
Washington GO	5.000%	7/1/27	15	16
Washington GO	5.000%	8/1/27	410	431
Washington GO	5.000%	8/1/27	5,475	5,918
Washington GO	5.000%	8/1/27	5,000	5,405
Washington GO	5.000%	8/1/27	610	659
Washington GO	5.000%	2/1/28	2,000	2,186
Washington GO	4.000%	7/1/28	215	227
Washington GO	4.000%	7/1/28	45	48
Washington GO	5.000%	7/1/28	350	356
Washington GO	5.000%	7/1/28	265	270
Washington GO	5.000%	7/1/28	1,055	1,098
Washington GO	5.000%	7/1/28	6,850	6,975
Washington GO	5.000%	8/1/28	940	1,011
Washington GO	5.000%	8/1/28	1,165	1,253
Washington GO	5.000%	8/1/28	50	53
Washington GO	5.000%	8/1/28	5,000	5,528
Washington GO	4.000%	7/1/29	15,000	16,092
Washington GO	5.000%	7/1/29	390	397
Washington GO	5.000%	7/1/29	330	343
Washington GO	5.000%	7/1/29	10	10
Washington GO	5.000%	8/1/29	10,500	11,050

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/29	30	32
Washington GO	5.000%	8/1/29	2,060	2,327
Washington GO	4.000%	7/1/30	2,250	2,432
Washington GO	5.000%	7/1/30	13,820	14,067
Washington GO	5.000%	7/1/30	330	343
Washington GO	5.000%	7/1/30	2,665	2,713
Washington GO	5.000%	7/1/30	400	459
Washington GO	5.000%	8/1/30	2,310	2,427
Washington GO	5.000%	8/1/30	70	75
Washington GO	5.000%	8/1/30	1,710	1,836
Washington GO	5.000%	8/1/30	2,500	2,686
Washington GO	5.000%	8/1/30	11,000	12,644
Washington GO	4.000%	7/1/31	13,685	13,826
Washington GO	5.000%	7/1/31	3,400	3,461
Washington GO	5.000%	7/1/31	2,000	2,036
Washington GO	5.000%	7/1/31	30	31
Washington GO	5.000%	7/1/31	285	296
Washington GO	5.000%	8/1/31	1,485	1,592
Washington GO	5.000%	8/1/31	2,810	2,951
Washington GO	5.000%	8/1/31	75	80
Washington GO	5.000%	8/1/31	5,580	6,515
Washington GO	5.000%	8/1/31	85	99
Washington GO	5.000%	7/1/32	5,955	6,057
Washington GO	5.000%	7/1/32	5,835	6,061
Washington GO	5.000%	7/1/32	1,730	1,760
Washington GO	5.000%	7/1/32	255	265
Washington GO	5.000%	8/1/32	3,810	3,914
Washington GO	5.000%	8/1/32	5,000	5,361
Washington GO	5.000%	8/1/32	5,000	5,361
Washington GO	5.000%	8/1/32	170	202
Washington GO	5.000%	8/1/32	90	107
Washington GO	5.000%	2/1/33	115	135
Washington GO	5.000%	7/1/33	480	488
Washington GO	5.000%	7/1/33	1,945	2,020
Washington GO	5.000%	8/1/33	745	765
Washington GO	5.000%	8/1/33	1,505	1,613
Washington GO	5.000%	8/1/33	100	119
Washington GO	5.000%	8/1/33	760	815
Washington GO	5.000%	8/1/33	210	252
Washington GO	5.000%	2/1/34	40	47
Washington GO	5.000%	7/1/34	35	42
Washington GO	5.000%	8/1/34	225	236
Washington GO	5.000%	8/1/34	250	257
Washington GO	5.000%	8/1/34	1,500	1,741
Washington GO	5.000%	8/1/34	65	78
Washington GO	5.000%	8/1/34	25	30
Washington GO	5.000%	2/1/35	4,140	4,678
Washington GO	5.000%	2/1/35	25	29
Washington GO	5.000%	8/1/35	500	534
Washington GO	5.000%	8/1/35	1,715	2,046
Washington GO	5.000%	8/1/35	1,050	1,214
Washington GO	5.000%	8/1/35	60	71
Washington GO	5.000%	8/1/35	75	80
Washington GO	5.000%	2/1/36	1,125	1,266
Washington GO	5.000%	2/1/36	45	52
Washington GO	5.000%	7/1/36	155	183
Washington GO	5.000%	8/1/36	1,410	1,444
Washington GO	5.000%	8/1/36	30	34

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	8/1/36	3,160	3,740
Washington GO	5.000%	2/1/37	55	63
Washington GO	5.000%	2/1/37	195	218
Washington GO	5.000%	8/1/37	2,300	2,487
Washington GO	5.000%	8/1/37	8,575	8,763
Washington GO	5.000%	8/1/37	810	843
Washington GO	5.000%	8/1/37	5,010	5,528
Washington GO	5.000%	8/1/37	45	53
Washington GO	5.000%	8/1/37	50	57
Washington GO	5.000%	2/1/38	1,050	1,051
Washington GO	5.000%	2/1/38	20	23
Washington GO	5.000%	2/1/38	305	327
Washington GO	5.000%	6/1/38	2,020	2,253
Washington GO	5.000%	8/1/38	1,500	1,675
Washington GO	5.000%	8/1/38	15	17
Washington GO	5.000%	8/1/38	5,000	5,818
Washington GO	5.000%	8/1/38	70	81
Washington GO	5.000%	8/1/38	20	23
Washington GO	5.000%	2/1/39	2,090	2,377
Washington GO	5.000%	2/1/39	205	227
Washington GO	5.000%	6/1/39	1,155	1,284
Washington GO	5.000%	8/1/39	3,175	3,238
Washington GO	5.000%	8/1/39	615	638
Washington GO	5.000%	8/1/39	1,260	1,404
Washington GO	5.000%	8/1/39	7,530	8,734
Washington GO	5.000%	8/1/39	10	11
Washington GO	5.000%	2/1/40	1,895	2,143
Washington GO	5.000%	2/1/40	2,630	2,896
Washington GO	5.000%	2/1/40	500	523
Washington GO	5.000%	6/1/40	8,275	9,153
Washington GO	5.000%	8/1/40	675	687
Washington GO	5.000%	8/1/40	1,365	1,513
Washington GO	5.000%	8/1/40	2,060	2,314
Washington GO	5.000%	8/1/40	3,875	4,409
Washington GO	5.000%	8/1/40	7,500	8,641
Washington GO	5.000%	8/1/40	210	229
Washington GO	5.000%	2/1/41	6,760	7,611
Washington GO	5.000%	2/1/41	185	203
Washington GO	5.000%	2/1/41	50	57
Washington GO	5.000%	2/1/41	2,980	3,313
Washington GO	5.000%	2/1/41	50	52
Washington GO	5.000%	6/1/41	2,770	3,054
Washington GO	5.000%	8/1/41	2,665	2,982
Washington GO	5.000%	8/1/41	3,610	3,856
Washington GO	5.000%	8/1/41	100	110
Washington GO	5.000%	8/1/41	20	22
Washington GO	5.000%	8/1/41	15	17
Washington GO	5.000%	8/1/41	35	40
Washington GO	5.000%	2/1/42	600	635
Washington GO	5.000%	2/1/42	1,500	1,563
Washington GO	5.000%	2/1/42	820	920
Washington GO	5.000%	2/1/42	15	17
Washington GO	5.000%	8/1/42	12,070	13,290
Washington GO	5.000%	8/1/42	10,000	11,412
Washington GO	5.000%	8/1/42	1,260	1,343
Washington GO	5.000%	8/1/42	165	186
Washington GO	5.000%	2/1/43	40	44
Washington GO	5.000%	2/1/43	35	39

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	8/1/43	1,025	1,090
	Washington GO	5.000%	8/1/43	6,300	6,973
	Washington GO	5.000%	8/1/43	320	346
	Washington GO	5.000%	8/1/43	20	22
	Washington GO	5.000%	2/1/44	3,570	3,874
	Washington GO	5.000%	2/1/44	490	544
	Washington GO	5.000%	2/1/44	615	690
	Washington GO	5.000%	8/1/44	155	169
	Washington GO	5.000%	8/1/44	90	101
	Washington GO	5.000%	8/1/44	410	442
	Washington GO	5.000%	2/1/45	250	273
	Washington GO	5.000%	6/1/45	1,120	1,209
	Washington GO	5.000%	8/1/45	265	294
	Washington GO	5.000%	2/1/46	2,880	3,135
	Washington GO	5.000%	8/1/46	305	337
	Washington GO	5.000%	8/1/46	30	33
	Washington GO	5.000%	2/1/47	11,000	12,056
	Washington GO	5.000%	2/1/48	8,000	8,827
	Washington GO	5.000%	8/1/48	5,000	5,541
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	2,805
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	5,200	5,307
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	9,950	6,677
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	5,345	3,791
[4]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	1,110	802
[4]	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	3.000%	7/1/58	2,920	2,110
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,530	3,213
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	75	65
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,490
	Washington State University College & University Revenue	5.000%	4/1/40	165	166
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	440	435
					918,249
West Virginia (0.0%)
[4]	Marshall University College & University Revenue	3.000%	5/1/46	385	306
	West Virginia GO	5.000%	12/1/41	30	32
	West Virginia GO	4.000%	12/1/42	1,205	1,218
	West Virginia GO	5.000%	12/1/43	55	59
	West Virginia Higher Education Policy Commission College & University Revenue	4.000%	4/1/34	15	15
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/43	2,700	2,849
	West Virginia Parkways Authority Highway Revenue	4.000%	6/1/47	3,330	3,280
	West Virginia Parkways Authority Highway Revenue	5.000%	6/1/47	935	1,012
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/24	50	51
					8,822

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wisconsin (0.6%)
	Dane County WI GO	2.500%	6/1/27	1,780	1,725
	Green Bay Area Public School District GO	5.000%	4/1/24	12,320	12,357
	Howard-Suamico WI School District GO	1.750%	3/1/32	4,530	3,878
	Madison WI Metropolitan School District GO	1.500%	3/1/32	5,255	4,360
	Madison WI Metropolitan School District GO	1.625%	3/1/34	5,215	4,218
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	880	909
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	929
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	6,000	6,096
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	10,000	10,109
	Public Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/48	3,825	2,690
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.250%	7/1/42	1,250	1,386
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.375%	7/1/47	1,950	2,148
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.500%	7/1/52	2,255	2,487
[3]	Public Finance Authority Local or Guaranteed Housing Revenue	5.625%	7/1/55	1,500	1,669
	Stoughton WI GO	2.375%	4/1/27	1,205	1,150
	West De Pere School District GO	3.000%	4/1/32	2,885	2,737
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/25	2,855	2,929
	Wisconsin Appropriations Revenue, ETM	5.000%	5/1/27	60	65
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	25	27
	Wisconsin Appropriations Revenue, Prere.	5.000%	5/1/27	14,560	15,650
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	285	302
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/45	4,650	1,748
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	836
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	648
[4]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	20,500	3,420
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/27	900	970
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	125	134
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	480	515
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	2,190	2,347
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	315	363
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	795	850
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/31	3,105	3,638
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/32	3,235	3,856

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/24	1,225	1,235
	Wisconsin GO	5.000%	5/1/24	1,000	1,005
	Wisconsin GO	5.000%	5/1/24	1,375	1,381
	Wisconsin GO	5.000%	11/1/24	570	578
	Wisconsin GO	5.000%	5/1/25	8,610	8,741
	Wisconsin GO	5.000%	11/1/25	290	298
	Wisconsin GO	5.000%	11/1/25	2,600	2,697
	Wisconsin GO	5.000%	5/1/26	185	188
	Wisconsin GO	5.000%	11/1/26	760	808
	Wisconsin GO	5.000%	11/1/26	1,270	1,351
	Wisconsin GO	5.000%	5/1/27	25	26
	Wisconsin GO	5.000%	5/1/27	1,500	1,615
	Wisconsin GO	5.000%	11/1/27	255	274
	Wisconsin GO	5.000%	11/1/27	5,930	6,369
	Wisconsin GO	5.000%	11/1/27	450	483
	Wisconsin GO	5.000%	5/1/28	5,450	5,534
	Wisconsin GO	5.000%	11/1/28	195	204
	Wisconsin GO	5.000%	11/1/28	370	395
	Wisconsin GO	5.000%	11/1/28	2,210	2,360
	Wisconsin GO	5.000%	5/1/29	75	84
	Wisconsin GO	5.000%	11/1/29	1,490	1,561
	Wisconsin GO	5.000%	11/1/29	70	75
	Wisconsin GO	5.000%	11/1/29	150	160
	Wisconsin GO	5.000%	5/1/30	6,000	6,866
	Wisconsin GO	5.000%	5/1/30	480	549
	Wisconsin GO	5.000%	11/1/30	680	726
	Wisconsin GO	5.000%	5/1/31	5,085	5,879
	Wisconsin GO	5.000%	5/1/31	30	35
	Wisconsin GO	5.000%	11/1/31	575	613
	Wisconsin GO	5.000%	11/1/31	5,150	5,491
	Wisconsin GO	5.000%	5/1/32	140	164
	Wisconsin GO	5.000%	11/1/32	3,825	4,079
	Wisconsin GO	5.000%	5/1/33	320	379
	Wisconsin GO	5.000%	5/1/34	100	121
	Wisconsin GO	5.000%	5/1/35	3,000	3,592
	Wisconsin GO	5.000%	5/1/36	3,085	3,655
	Wisconsin GO	5.000%	5/1/37	2,300	2,729
	Wisconsin GO	5.000%	5/1/38	10,000	10,196
	Wisconsin GO	5.000%	5/1/38	2,000	2,334
	Wisconsin GO	4.000%	5/1/39	2,350	2,409
	Wisconsin GO, Prere.	5.000%	5/1/24	23,880	23,988
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	6,450	6,309
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/51	5,000	4,749
					219,431
Wyoming (0.0%)
[4]	University of Wyoming Local or Guaranteed Housing Revenue	4.000%	6/1/51	7,000	6,727
Total Tax-Exempt Municipal Bonds (Cost $33,915,592)					34,025,859

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (1.2%)
Money Market Fund (1.2%)
[15]	Vanguard Municipal Cash Management Fund (Cost $405,526)	4.285%	4,054,615	405,543
Total Investments (99.7%) (Cost $34,321,118)				34,431,402
Other Assets and Liabilities—Net (0.3%)				94,652
Net Assets (100%)				34,526,054
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
2	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
4	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
5	Step bond.
6	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
7	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2024.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
11	Scheduled principal and interest payments are guaranteed by Michigan School Board Loan Fund.
12	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2024, the aggregate value was $23,040,000, representing 0.1% of net assets.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Scheduled principal and interest payments are guaranteed by Texas Permanent School Fund.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.

B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of January 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	34,025,859	—	34,025,859
Temporary Cash Investments	405,543	—	—	405,543
Total	405,543	34,025,859	—	34,431,402